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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-02699
AIM Growth Series (Invesco Growth Series)*

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 6/30/10

*	Funds included are: Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2010 Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund, Invesco Balanced-Risk Retirement 2050 Fund, Invesco Basic Value Fund, Invesco Conservative Allocation Fund, Invesco Global Equity Fund, Invesco Growth Allocation Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund, Invesco Mid Cap Core Equity Fund, Invesco Moderate Allocation Fund, Invesco Moderate Growth Allocation Fund, Invesco Moderately Conservative Allocation Fund, Invesco Small Cap Growth Fund, Invesco Van Kampen Harbor Fund, Invesco Van Kampen Real Estate Securities Fund and Invesco Van Kampen U.S. Mortgage Fund.

Item 1. Reports to Stockholders.

Invesco Balanced-Risk Retirement Funds
Semiannual Report to Shareholders ■ June 30, 2010
Invesco Balanced-Risk Retirement Now Fund
Invesco Balanced-Risk Retirement 2010 Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund

2	Fund Performance
14	Letters to Shareholders
15	Schedule of Investments
18	Financial Statements
22	Notes to Financial Statements
34	Financial Highlights
40	Fund Expenses
43	Approval of Investment Advisory and Sub-Advisory Agreements
45	Results of Proxy
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary — Invesco Balanced-Risk Retirement Now Fund
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.86%
Class A5 Shares	1.86
Class B Shares	1.43
Class C Shares	1.55
Class C5 Shares	1.42
Class R Shares	1.68
Class R5 Shares	1.64
Class Y Shares	2.05
Institutional Class Shares	2.05
S&P 500 Index▼ (Broad Market Index)	-6.64
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	-1.78
Custom Balanced-Risk Retirement Now Index■ (Style-Specific Index)	-2.21
Custom Independence Now Index■ (Former Style-Specific Index)	1.09
Lipper Mixed-Asset Target Allocation Conservative Funds Index▼ (Peer Group Index)	1.28

▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclay’s Capital U.S. Aggregate Index.
     The Custom Balanced-Risk Retirement Now Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement Now Fund. From the inception of the fund to November 4, 2009, the index was composed of the Custom Independence Now Index, which included the following indices: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs, Barclays Capital U.S. Universal and the three-month U.S. Treasury Bill. From November 4, 2009 through November 30, 2009, the index was composed of the MSCI World Index, the JP Morgan Global Government Bond Index, and the three-month U.S. Treasury bill. Since December 1, 2009, the index is composed of the MSCI World Index, the Barclays Capital U.S. Aggregate Index and, the three-month U.S. Treasury Bill. The composition of the index may change from time to time based upon the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Custom Independence Now Index is Identical to Custom Balanced-Risk Retirement Now Index through November 30, 2009.
     The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
2     Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	-1.74%
1 Year	6.25

Class A5 Shares
Inception	-1.74%
1 Year	6.25

Class B Shares
Inception (1/31/07)	-1.61%
1 Year	6.51

Class C Shares
Inception (1/31/07)	-0.85%
1 Year	10.66

Class C5 Shares
Inception	-0.87%
1 Year	10.53

Class R Shares
Inception (1/31/07)	-0.34%
1 Year	12.22

Class R5 Shares
Inception	-0.38%
1 Year	12.04

Class Y Shares
Inception	0.04%
1 Year	12.92

Institutional Class Shares
Inception (1/31/07)	0.18%
1 Year	12.77
Class A5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class C5 and Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and Class R5 shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 0.88%, 0.88%, 1.63%, 1.63%, 1.63%, 1.13%, 1.13%, 0.63% and 0.63%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 11.10%, 11.10%, 11.85%, 11.85%, 11.85%, 11.35%, 11.35%, 10.85% and 10.55%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A and Class A5 share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class C5 share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class C5 shares is 1% for the first year after purchase. Class R, Class R5, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.

2	The expense ratio includes estimated acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.63% for Invesco Balanced-Risk Retirement Now Fund.
3     Invesco Balanced-Risk Retirement Funds

Fund Performance
Performance summary — Invesco Balanced-Risk Retirement 2010 Fund
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.89%
Class A5 Shares	1.89
Class B Shares	1.42
Class C Shares	1.54
Class C5 Shares	1.46
Class R Shares	1.77
Class R5 Shares	1.78
Class Y Shares	2.00
Institutional Class Shares	2.00
S&P 500 Index▼ (Broad Market Index)	-6.64
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	-1.78
Custom Balanced-Risk Retirement 2010 Index[w] (Style-Specific Index)	-2.35
Custom Independence 2010 Index■ (Former Style-Specific Index)	0.75
Lipper Mixed-Asset Target 2010 Funds Index▼ (Peer Group Index)	-0.45

▼Lipper Inc.; ■Invesco, Lipper Inc.; [w]Invesco, IDC via FactSet Research
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclay’s Capital U.S. Aggregate Index.
     The Custom Balanced-Risk Retirement 2010 Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement 2010 Fund. From the inception of the fund to November 4, 2009, the index was composed of the Custom Independence 2010 Index, which included the following indices: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs, Barclays Capital U.S. Universal and the three-month U.S. Treasury Bill. From November 4, 2009 through November 30, 2009, the index was composed of the MSCI World Index, the JP Morgan Global Government Bond Index, and the three-month U.S. Treasury bill. Since December 1, 2009, the index is composed of the MSCI World Index, the Barclays Capital U.S. Aggregate Index and, the three-month U.S. Treasury Bill. The composition of the index may change from time to time based upon the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Custom Independence 2010 Index is Identical to Custom Balanced-Risk Retirement 2010 Index through November 30, 2009.
     The Lipper Mixed-Asset Target 2010 Funds Index is an unmanaged index considered representative of mixed-asset target 2010 funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
4     Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	-2.04%
1 Year	6.95

Class A5 Shares
Inception	-2.04%
1 Year	6.95

Class B Shares
Inception (1/31/07)	-1.93%
1 Year	7.33

Class C Shares
Inception (1/31/07)	-1.12%
1 Year	11.46

Class C5 Shares
Inception	-1.17%
1 Year	11.32

Class R Shares
Inception (1/31/07)	-0.63%
1 Year	13.05

Class R5 Shares
Inception	-0.65%
1 Year	12.96

Class Y Shares
Inception	-0.27%
1 Year	13.55

Institutional Class Shares
Inception (1/31/07)	-0.13%
1 Year	13.66
Class A5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class C5 and Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and Class R5 shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 0.91%, 0.91%, 1.66%, 1.66%, 1.66%, 1.16%, 1.16%, 0.66% and 0.67%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 4.58%, 4.58%, 5.33%, 5.33%, 5.33%, 4.83%, 4.83%, 4.33% and 4.11%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A and Class A5 share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class C5 share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class C5 shares is 1% for the first year after purchase. Class R, Class R5, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.

2	The expense ratio includes estimated acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.66% for Invesco Balanced-Risk Retirement 2010 Fund.
5     Invesco Balanced-Risk Retirement Funds

Fund Performance
Performance summary — Invesco Balanced-Risk Retirement 2020 Fund
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.26%
Class A5 Shares	3.26
Class B Shares	2.78
Class C Shares	2.78
Class C5 Shares	2.83
Class R Shares	3.14
Class R5 Shares	3.16
Class Y Shares	3.39
Institutional Class Shares	3.38
S&P 500 Index▼ (Broad Market Index)	-6.64
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	-1.78
Custom Balanced-Risk Retirement 2020 Index■ (Style-Specific Index)	-3.80
Custom Independence 2020 Index Index■ (Former Style-Specific Index)	-1.70
Lipper Mixed-Asset Target 2020 Funds Index▼ (Peer Group Index)	-3.36

▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclay’s Capital U.S. Aggregate Index.
     The Custom Balanced-Risk Retirement 2020 Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement 2020 Fund. From the inception of the fund to November 4, 2009, the index was composed of the Custom Independence 2020 Index, which included the following indices: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and the Barclays Capital U.S. Universal Index. From November 4, 2009 through November 30, 2009, the index was composed of the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index is composed of the MSCI World Index and the Barclays Capital U.S. Aggregate Index. The composition of the index may change from time to time based upon the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Custom Independence 2020 Index is Identical to Custom Balanced-Risk Retirement 2020 Index through November 30, 2009.
     The Lipper Mixed-Asset Target 2020 Funds Index is an unmanaged index considered representative of mixed-asset target 2020 funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
6     Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	-3.45%
1 Year	12.23

Class A5 Shares
Inception	-3.45%
1 Year	12.23

Class B Shares
Inception (1/31/07)	-3.38%
1 Year	12.83

Class C Shares
Inception (1/31/07)	-2.64%
1 Year	16.85

Class C5 Shares
Inception	-2.59%
1 Year	16.83

Class R Shares
Inception (1/31/07)	-2.09%
1 Year	18.46

Class R5 Shares
Inception	-2.08%
1 Year	18.51

Class Y Shares
Inception	-1.74%
1 Year	18.96

Institutional Class Shares
Inception (1/31/07)	-1.58%
1 Year	19.06
Class A5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class C5 and Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and Class R5 shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 0.99%, 0.99%, 1.74%, 1.74%, 1.74%, 1.24%, 1.24%, 0.74% and 0.75%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 2.82%, 2.82%, 3.57%, 3.57%, 3.57%, 3.07%, 3.07%, 2.57% and 2.42%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A and Class A5 share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class C5 share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class C5 shares is 1% for the first year after purchase. Class R, Class R5, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.

2	The expense ratio includes estimated acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.74% for Invesco Balanced-Risk Retirement 2020 Fund.
7     Invesco Balanced-Risk Retirement Funds

Fund Performance
Performance summary — Invesco Balanced-Risk Retirement 2030 Fund
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.03%
Class A5 Shares	3.03
Class B Shares	2.65
Class C Shares	2.52
Class C5 Shares	2.72
Class R Shares	2.78
Class R5 Shares	2.93
Class Y Shares	3.16
Institutional Class Shares	3.16
S&P 500 Index▼ (Broad Market Index)	-6.64
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	-1.78
Custom Balanced-Risk Retirement 2030 Index■ (Style-Specific Index)	-3.80
Custom Independence 2030 Index Index■ (Former Style-Specific Index)	-4.31
Lipper Mixed-Asset Target 2030 Funds Index▼ (Peer Group Index)	-4.78

▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclay’s Capital U.S. Aggregate Index.
     The Custom Balanced-Risk Retirement 2030 Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement 2030 Fund. From the inception of the fund to November 4, 2009, the index was composed of the Custom Independence 2030 Index, which included the following indices: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and the Barclays Capital U.S. Universal Index. From November 4, 2009 through November 30, 2009, the index was composed of the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index is composed of the MSCI World Index and the Barclays Capital U.S. Aggregate Index. The composition of the index may change from time to time based upon the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the fund. The Russell 3000 Index is a trademark/service mark of the FrankRussell Co. Russell® is a trademark of the Frank Russell Co.
     The Custom Independence 2030 Index is Identical to Custom Balanced-Risk Retirement 2030 Index through November 30, 2009.
     The Lipper Mixed-Asset Target 2030 Funds Index is an unmanaged index considered representative of mixed-asset target 2030 funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
8     Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	-5.13%
1 Year	13.88

Class A5 Shares
Inception	-5.13%
1 Year	13.88

Class B Shares
Inception (1/31/07)	-5.00%
1 Year	14.72

Class C Shares
Inception (1/31/07)	-4.28%
1 Year	18.56

Class C5 Shares
Inception	-4.25%
1 Year	18.71

Class R Shares
Inception (1/31/07)	-3.83%
1 Year	20.24

Class R5 Shares
Inception	-3.78%
1 Year	20.25

Class Y Shares
Inception	-3.41%
1 Year	20.84

Institutional Class Shares
Inception (1/31/07)	-3.30%
1 Year	21.00
Class A5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class C5 and Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and Class R5 shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 1.03%, 1.03%, 1.78%, 1.78%, 1.78%, 1.28%, 1.28%, 0.78% and 0.79%, respectively.1, 2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 3.18%, 3.18%, 3.93%, 3.93%, 3.93%, 3.43%, 3.43%, 2.93% and 2.68%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A and Class A5 share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class C5 share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class C5 shares is 1% for the first year after purchase. Class R, Class R5, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.

2	The expense ratio includes estimated acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.78% for Invesco Balanced-Risk Retirement 2030 Fund.
9     Invesco Balanced-Risk Retirement Funds

Fund Performance
Performance summary — Invesco Balanced-Risk Retirement 2040 Fund
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.13%
Class A5 Shares	2.99
Class B Shares	2.60
Class C Shares	2.60
Class C5 Shares	2.68
Class R Shares	2.86
Class R5 Shares	2.89
Class Y Shares	3.12
Institutional Class Shares	3.12
S&P 500 Index▼ (Broad Market Index)	-6.64
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	-1.78
Custom Balanced-Risk Retirement 2040 Index■ (Style-Specific Index)	-3.80
Custom Independence 2040 Index Index■ (Former Style-Specific Index)	-5.69
Lipper Mixed-Asset Target 2040 Funds Index▼ (Peer Group Index)	-5.83

▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclay’s Capital U.S. Aggregate Index.
     The Custom Balanced-Risk Retirement 2040 Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement 2040 Fund. From the inception of the fund to November 4, 2009, the index was composed of the Custom Independence 2040 Index, which included the following indices: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and the Barclays Capital U.S. Universal Index. From November 4, 2009 through November 30, 2009, the index was composed of the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index is composed of the MSCI World Index and the Barclays Capital U.S. Aggregate Index. The composition of the index may change from time to time based upon the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Custom Independence 2040 Index is Identical to Custom Balanced-Risk Retirement 2040 Index through November 30, 2009.
     The Lipper Mixed-Asset Target 2040 Funds Index is an unmanaged index considered representative of mixed-asset target 2040 funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
10     Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	-5.98%
1 Year	14.80

Class A5 Shares
Inception	-6.01%
1 Year	14.64

Class B Shares
Inception (1/31/07)	-5.88%
1 Year	15.45

Class C Shares
Inception (1/31/07)	-5.16%
1 Year	19.47

Class C5 Shares
Inception	-5.14%
1 Year	19.43

Class R Shares
Inception (1/31/07)	-4.69%
1 Year	21.14

Class R5 Shares
Inception	-4.68%
1 Year	20.97

Class Y Shares
Inception	-4.32%
1 Year	21.76

Institutional Class Shares
Inception (1/31/07)	-4.21%
1 Year	21.73
Class A5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class C5 and Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and Class R5 shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 1.07%, 1.07%, 1.82%, 1.82%, 1.82%, 1.32%, 1.32%, 0.82% and 0.82%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 4.95%, 4.95, 5.70%, 5.70%, 5.70%, 5.20%, 5.20%, 4.70% and 4.30%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A and Class A5 share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class C5 share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class C5 shares is 1% for the first year after purchase. Class R, Class R5, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.

2	The expense ratio includes estimated acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.81% for Invesco Balanced-Risk Retirement 2040 Fund.
11     Invesco Balanced-Risk Retirement Funds

Fund Performance
Performance summary — Invesco Balanced-Risk Retirement 2050 Fund
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.09%
Class A5 Shares	2.94
Class B Shares	2.68
Class C Shares	2.68
Class C5 Shares	2.49
Class R Shares	2.95
Class R5 Shares	2.84
Class Y Shares	3.08
Institutional Class Shares	3.08
S&P 500 Index▼ (Broad Market Index)	-6.64
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	-1.78
Custom Balanced-Risk Retirement 2050 Index■ (Style-Specific Index)	-3.80
Custom Independence 2050 Index Index■ (Former Style-Specific Index)	-6.71
Lipper Mixed-Asset Target 2050+ Funds Category Average▼ (Peer Group)	-6.29

▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclay’s Capital U.S. Aggregate Index.
     The Custom Balanced-Risk Retirement 2050 Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement 2050 Fund. From the inception of the fund to November 4, 2009, the index was composed of the Custom Independence 2050 Index, which included the following indices: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and the Barclays Capital U.S. Universal Index. From November 4, 2009 through November 30, 2009, the index was composed of the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index is composed of the MSCI World Index and the Barclays Capital U.S. Aggregate Index. The composition of the index may change from time to time based upon the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Custom Independence 2050 Index is Identical to Custom Balanced-Risk Retirement 2050 Index through November 30, 2009.
     The Lipper Mixed-Asset Target 2050+ Funds Category Average represents an average of all of the funds in the Lipper Mixed-Asset Target 2050+ Funds category.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
12     Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	-6.64%
1 Year	15.36

Class A5 Shares
Inception	-6.68%
1 Year	15.20

Class B Shares
Inception (1/31/07)	-6.58%
1 Year	16.10

Class C Shares
Inception (1/31/07)	-5.80%
1 Year	20.06

Class C5 Shares
Inception	-5.85%
1 Year	19.93

Class R Shares
Inception (1/31/07)	-5.34%
1 Year	21.79

Class R5 Shares
Inception	-5.36%
1 Year	21.65

Class Y Shares
Inception	-4.98%
1 Year	22.27

Institutional Class Shares
Inception (1/31/07)	-4.90%
1 Year	22.27
Class A5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class C5 and Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and Class R5 shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 1.08%, 1.08%, 1.83%, 1.83%, 1.83%, 1.33%, 1.33%, 0.83% and 0.82%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 8.02%, 8.02%, 8.77%, 8.77%, 8.77%, 8.27%, 8.27%, 7.77% and 7.18%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A and Class A5 share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class C5 share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class C5 shares is 1% for the first year after purchase. Class R, Class R5, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.

2	The expense ratio includes estimated acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.82% for Invesco Balanced-Risk Retirement 2050 Fund.
13     Invesco Balanced-Risk Retirement Funds

Letters to Shareholders
    Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees
     Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
14     Invesco Balanced-Risk Retirement Funds

Schedule of Investments

June 30, 2010
(Unaudited)

Invesco Balanced-Risk Retirement Now Fund
Schedule of Investments in Affiliated Issuers–100.12%(a)

	% of				Change in
	Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	Appreciation	Gain (Loss)	Income	06/30/10	06/30/10

Asset Allocation Fund–60.09%
Invesco Balanced-Risk Allocation Fund	60.09%	$1,477,563	$14,170,624	$(909,323)	$169,729	$(1,965)	$—	1,377,692	$14,906,628

Money Market Funds–40.03%
Liquid Assets Portfolio	20.01%	485,792	4,749,117	(270,139)	—	—	1,186	4,964,770	4,964,770

Premier Portfolio	20.02%	485,792	4,749,117	(270,139)	—	—	766	4,964,770	4,964,770

Total Money Market Funds		971,584	9,498,234	(540,278)	—	—	1,952		9,929,540

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $24,701,919)	100.12%	2,449,147	23,668,858	(1,449,601)	169,729	(1,965)	1,952		24,836,168

OTHER ASSETS LESS LIABILITIES	(0.12)%								(30,434)

NET ASSETS	100.00%								$24,805,734

Invesco Balanced-Risk Retirement 2010 Fund
Schedule of Investments in Affiliated Issuers–101.56%(a)

	% of				Change in
	Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	Appreciation	Gain	Income	06/30/10	06/30/10

Asset Allocation Fund–60.75%
Invesco Balanced-Risk Allocation Fund	60.75%	$5,035,787	$24,632,176	$(5,170,405)	$344,831	$3,878	$—	2,296,328	$24,846,267

Money Market Funds–40.81%
Liquid Assets Portfolio	20.40%	1,485,610	8,315,508	(1,456,303)	—	—	2,470	8,344,815	8,344,815

Premier Portfolio	20.41%	1,485,610	8,315,508	(1,456,303)	—	—	1,489	8,344,815	8,344,815

Total Money Market Funds		2,971,220	16,631,016	(2,912,606)	—	—	3,959		16,689,630

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $41,318,524)	101.56%	8,007,007	41,263,192	(8,083,011)	344,831	3,878	3,959		41,535,897

OTHER ASSETS LESS LIABILITIES	(1.56)%								(637,761)

NET ASSETS	100.00%								$40,898,136

Invesco Balanced-Risk Retirement 2020 Fund
Schedule of Investments in Affiliated Issuers–100.80%(a)

	% of				Change in
	Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	Appreciation	Gain (Loss)	Income	06/30/10	06/30/10

Asset Allocation Fund–100.80%
Invesco Balanced-Risk Allocation Fund (Cost $60,444,836)	100.80%	$18,081,210	$52,452,257	$(10,435,356)	$1,105,950	$(98,225)	$—	5,647,489	$61,105,836

OTHER ASSETS LESS LIABILITIES	(0.80)%								(486,057)

NET ASSETS	100.00%								$60,619,779

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)

June 30, 2010
(Unaudited)

Invesco Balanced-Risk Retirement 2030 Fund
Schedule of Investments in Affiliated Issuers–100.21%(a)

	% of				Change in
	Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	Appreciation	Gain (Loss)	Income	06/30/10	06/30/10

Asset Allocation Fund–100.21%
Invesco Balanced-Risk Allocation Fund (Cost $43,327,399)	100.21%	$17,096,843	$30,338,567	$(4,513,532)	$832,633	$(8,998)	$—	4,043,023	$43,745,513

OTHER ASSETS LESS LIABILITIES	(0.21)%								(90,538)

NET ASSETS	100.00%								$43,654,975

Invesco Balanced-Risk Retirement 2040 Fund
Schedule of Investments in Affiliated Issuers–100.34%(a)

	% of				Change in
	Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	Appreciation	Gain (Loss)	Income	06/30/10	06/30/10

Asset Allocation Fund–100.34%
Invesco Balanced-Risk Allocation Fund (Cost $21,838,343)	100.34%	$8,694,162	$14,424,513	$(1,487,803)	$408,506	$(6,920)	$—	2,036,271	$22,032,458

OTHER ASSETS LESS LIABILITIES	(0.34)%								(74,773)

NET ASSETS	100.00%								$21,957,685

Invesco Balanced-Risk Retirement 2050 Fund
Schedule of Investments in Affiliated Issuers–100.67%(a)

	% of				Change in
	Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	Appreciation	Gain (Loss)	Income	06/30/10	06/30/10

Asset Allocation Fund–100.67%
Invesco Balanced-Risk Allocation Fund (Cost $8,535,837)	100.67%	$4,468,737	$4,664,408	$(690,205)	$184,689	$(9,439)	$—	796,506	$8,618,190

OTHER ASSETS LESS LIABILITIES	(0.67)%								(57,779)

NET ASSETS	100.00%								$8,560,411

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Balanced-Risk Retirement Funds

Portfolio Composition

As of June 30, 2010
(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

% of Total
Net Assets
Underlying Funds	As of 06/30/10

Invesco Balanced-Risk Allocation Fund	60.09%

Liquid Asset Portfolio	20.01

Premier Portfolio	20.02

Other Assets Less Liabilities	(0.12)

Invesco Balanced-Risk Retirement 2020 Fund

% of Total
Net Assets
Underlying Funds	As of 06/30/10

Invesco Balanced-Risk Allocation Fund	100.80%

Other Assets Less Liabilities	(0.80)

Invesco Balanced-Risk Retirement 2040 Fund

% of Total
Net Assets
Underlying Funds	As of 06/30/10

Invesco Balanced-Risk Allocation Fund	100.34%

Other Assets Less Liabilities	(0.34)

Invesco Balanced-Risk Retirement 2010 Fund

% of Total
Net Assets
Underlying Funds	As of 06/30/10

Invesco Balanced-Risk Allocation Fund	60.75%

Liquid Asset Portfolio	20.40

Premier Portfolio	20.41

Other Assets Less Liabilities	(1.56)

Invesco Balanced-Risk Retirement 2030 Fund

% of Total
Net Assets
Underlying Funds	As of 06/30/10

Invesco Balanced-Risk Allocation Fund	100.21%

Other Assets Less Liabilities	(0.21)

Invesco Balanced-Risk Retirement 2050 Fund

% of Total
Net Assets
Underlying Funds	As of 06/30/10

Invesco Balanced-Risk Allocation Fund	100.67%

Other Assets Less Liabilities	(0.67)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Balanced-Risk Retirement Funds

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

	Invesco	Invesco	Invesco	Invesco	Invesco	Invesco
	Balanced-Risk	Balanced-Risk	Balanced-Risk	Balanced-Risk	Balanced-Risk	Balanced-Risk
	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Now Fund	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund

Assets:
Investments in affiliated underlying funds, at value	$24,836,168	$41,535,897	$61,105,836	$43,745,513	$22,032,458	$8,618,190

Receivables for:
Investments sold	30,078	266,579	43,018	35,622	—	—

Fund shares sold	17,927	25,486	45,197	38,575	37,677	23,180

Dividends from affiliated underlying funds	1,485	2,623	—	—	—	—

Investment for trustee deferred compensation and retirement plans	5,610	5,669	5,685	5,761	5,834	5,512

Other assets	31,356	33,722	37,746	31,588	30,493	31,919

Total assets	24,922,624	41,869,976	61,237,482	43,857,059	22,106,462	8,678,801

Liabilities:
Payables for:
Investments purchased	—	—	—	—	33,232	13,601

Fund shares reacquired	54,675	832,502	466,808	103,755	21,813	57,301

Accrued fees to affiliates	21,169	42,478	62,264	57,342	35,280	20,613

Accrued operating expenses	35,436	91,191	82,946	35,226	52,618	21,363

Trustee deferred compensation and retirement plans	5,610	5,669	5,685	5,761	5,834	5,512

Total liabilities	116,890	971,840	617,703	202,084	148,777	118,390

Net assets applicable to shares outstanding	$24,805,734	$40,898,136	$60,619,779	$43,654,975	$21,957,685	$8,560,411

Net assets consist of:
Shares of beneficial interest	$24,924,171	$41,084,237	$60,500,257	$43,648,699	$21,741,385	$8,708,500

Undistributed net investment income (loss)	(17,165)	(16,719)	(12,222)	(36,740)	(14,741)	(6,841)

Undistributed net realized gain (loss)	(235,521)	(386,756)	(529,256)	(375,097)	36,926	(223,601)

Unrealized appreciation	134,249	217,374	661,000	418,113	194,115	82,353

	$24,805,734	$40,898,136	$60,619,779	$43,654,975	$21,957,685	$8,560,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Balanced-Risk Retirement Funds

Statement of Assets and Liabilities—(continued)

June 30, 2010
(Unaudited)

	Invesco	Invesco	Invesco	Invesco	Invesco	Invesco
	Balanced-Risk	Balanced-Risk	Balanced-Risk	Balanced-Risk	Balanced-Risk	Balanced-Risk
	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Now Fund	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund

Net Assets:
Class A	$1,932,531	$5,737,246	$13,845,364	$10,758,446	$6,741,229	$3,078,302

Class A5	$17,324,525	$25,420,663	$30,500,983	$17,200,866	$8,199,161	$2,209,364

Class B	$257,717	$651,714	$2,374,117	$2,762,582	$917,100	$423,284

Class C	$617,425	$1,480,395	$2,920,447	$2,860,983	$1,803,894	$636,225

Class C5	$3,623,465	$5,176,294	$5,416,099	$3,566,666	$909,295	$574,800

Class R	$736,500	$1,210,064	$3,630,429	$4,884,007	$2,273,066	$1,258,083

Class R5	$117,525	$759,755	$1,575,338	$999,353	$712,809	$186,593

Class Y	$145,651	$450,295	$345,873	$597,879	$389,558	$183,781

Institutional Class	$50,395	$11,710	$11,129	$24,193	$11,573	$9,979

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	231,177	663,910	1,682,907	1,377,276	888,627	419,084

Class A5	2,072,589	2,941,855	3,707,245	2,201,428	1,081,493	300,614

Class B	30,870	76,101	291,903	357,025	122,137	58,253

Class C	73,931	172,739	359,634	370,163	240,494	87,420

Class C5	433,786	603,707	666,872	461,499	121,291	79,015

Class R	88,064	140,424	442,999	628,183	300,970	171,961

Class R5	14,051	88,142	192,204	128,580	94,404	25,498

Class Y	17,408	51,976	41,979	76,321	51,230	24,964

Institutional Class	6,023	1,349.8	1,346.5	3,085	1,521	1,356

Class A:
Net asset value per share	$8.36	$8.64	$8.23	$7.81	$7.59	$7.35

Maximum offering price per share
(Net asset value of divided by 94.50%)	$8.85	$9.14	$8.71	$8.26	$8.03	$7.78

Class A5:
Net asset value and offering price per share	$8.36	$8.64	$8.23	$7.81	$7.58	$7.35

Class B:
Net asset value and offering price per share	$8.35	$8.56	$8.13	$7.74	$7.51	$7.27

Class C:
Net asset value and offering price per share	$8.35	$8.57	$8.12	$7.73	$7.50	$7.28

Class C5:
Net asset value and offering price per share	$8.35	$8.57	$8.12	$7.73	$7.50	$7.27

Class R:
Net asset value and offering price per share	$8.36	$8.62	$8.20	$7.77	$7.55	$7.32

Class R5:
Net asset value and offering price per share	$8.36	$8.62	$8.20	$7.77	$7.55	$7.32

Class Y:
Net asset value and offering price per share	$8.37	$8.66	$8.24	$7.83	$7.60	$7.36

Institutional Class:
Net asset value and offering price per share	$8.37	$8.68	$8.27	$7.84	$7.61	$7.36

Cost of Investments in affiliated underlying funds	$24,701,919	$41,318,524	$60,444,836	$43,327,399	$21,838,343	$8,535,837

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Balanced-Risk Retirement Funds

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

	Invesco	Invesco	Invesco	Invesco	Invesco	Invesco
	Balanced-Risk	Balanced-Risk	Balanced-Risk	Balanced-Risk	Balanced-Risk	Balanced-Risk
	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Now Fund	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund

Investment income:
Dividends from affiliated underlying funds	$1,952	$3,959	$—	$—	$—	$—

Other Income	44	44	1,832	9	44	44

Total investment income	1,996	4,003	1,832	9	44	44

Expenses:
Administrative services fees	24,795	24,795	24,795	24,795	24,795	24,795

Custodian fees	4,632	4,001	3,120	2,889	3,310	3,410

Distribution fees:
Class A	2,015	6,555	15,935	11,967	6,976	3,419

Class A5	3,683	5,926	7,051	3,886	1,773	494

Class B	1,664	3,045	11,055	13,133	4,166	2,039

Class C	1,995	7,329	12,841	12,750	7,892	2,617

Class C5	2,995	4,439	4,620	2,949	747	471

Class R	1,289	2,815	7,561	10,829	5,048	2,772

Class R5	48	336	572	412	288	76

Transfer agent fees — A, A5, B, C, C5, R, R5 and Y	3,501	11,835	20,285	25,492	19,404	13,262

Transfer agent fees — Institutional	5	6	3	3	3	3

Trustees’ and officers’ fees and benefits	8,971	8,982	9,107	9,153	9,012	8,940

Registration and filing fees	32,708	33,076	33,735	34,264	32,958	32,729

Reports to shareholders	3,795	3,561	5,391	13,350	8,696	3,303

Professional services fees	20,493	17,226	19,052	18,369	18,319	17,315

Other	6,045	6,163	6,324	6,044	6,044	7,887

Total expenses	118,634	140,090	181,447	190,285	149,431	123,532

Less: Expenses reimbursed	(104,955)	(109,652)	(121,828)	(134,374)	(122,546)	(111,647)

Net expenses	13,679	30,438	59,619	55,911	26,885	11,885

Net investment income (loss)	(11,683)	(26,435)	(57,787)	(55,902)	(26,841)	(11,841)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(1,965)	3,878	(98,225)	(8,998)	(6,920)	(9,439)

Change in net unrealized appreciation of affiliated underlying fund shares	169,729	344,831	1,105,950	832,633	408,506	184,689

Net increase in net assets resulting from operations	$156,081	$322,274	$949,938	$767,733	$374,745	$163,409

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Balanced-Risk Retirement Funds

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	Invesco Balanced-Risk		Invesco Balanced-Risk		Invesco Balanced-Risk
	Retirement Now Fund		Retirement 2010 Fund		Retirement 2020 Fund
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009	2010	2009

Operations:
Net investment income (loss)	$(11,683)	$111,903	$(26,435)	$369,542	$(57,787)	$1,070,354

Net realized gain (loss)	(1,965)	(119,100)	3,878	(124,539)	(98,225)	(71,038)

Change in net unrealized appreciation	169,729	271,696	344,831	654,480	1,105,950	1,927,795

Net increase in net assets resulting from operations	156,081	264,499	322,274	899,483	949,938	2,927,111

Distributions to shareholders from net investment income:
Class A	(4,438)	(62,912)	—	(224,374)	—	(676,463)

Class B	(354)	(17,762)	—	(25,570)	—	(110,865)

Class C	(369)	(10,508)	—	(66,117)	—	(113,866)

Class R	(848)	(16,046)	—	(48,885)	—	(147,451)

Class Y	(61)	(966)	—	(4,275)	—	(921)

Institutional Class	(169)	(2,670)	—	(574)	—	(671)

Total distributions from net investment income	(6,239)	(110,864)	—	(369,795)	—	(1,050,237)

Share transactions–net:
Class A	507,327	375,412	909,037	1,760,063	2,081,788	4,318,764

Class A5	17,236,527	—	25,277,130	—	30,224,862	—

Class B	(122,249)	674	54,944	153,278	317,975	345,555

Class C	334,654	86,467	(45,641)	683,741	717,630	1,028,622

Class C5	3,607,935	—	5,152,390	—	5,371,863	—

Class R	358,847	241,603	126,339	383,070	1,001,976	1,311,881

Class R5	116,977	—	755,608	—	1,565,668	—

Class Y	126,852	6,956	361,381	4,265	326,805	(37,119)

Institutional Class	199	2,670	—	574	—	671

Net increase in net assets resulting from share transactions	22,167,069	713,782	32,591,188	2,984,991	41,608,567	6,968,374

Net increase in net assets	22,316,911	867,417	32,913,462	3,514,679	42,558,505	8,845,248

Net assets:
Beginning of period	2,488,823	1,621,406	7,984,674	4,469,995	18,061,274	9,216,026

End of period*	$24,805,734	$2,488,823	$40,898,136	$7,984,674	$60,619,779	$18,061,274

* Includes accumulated undistributed net investment income (loss)	$(17,165)	$757	$(16,719)	$9,716	$(12,222)	$45,565

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Balanced-Risk Retirement Funds

Statement of Changes in Net Assets—(continued)

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	Invesco Balanced-Risk		Invesco Balanced-Risk		Invesco Balanced-Risk
	Retirement 2030 Fund		Retirement 2040 Fund		Retirement 2050 Fund
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009	2010	2009

Operations:
Net investment income (loss)	$(55,902)	$893,973	$(26,841)	$436,829	$(11,841)	$209,734

Net realized gain (loss)	(8,998)	(153,115)	(6,920)	187,866	(9,439)	(133,010)

Change in net unrealized appreciation	832,633	2,218,307	408,506	940,337	184,689	784,598

Net increase in net assets resulting from operations	767,733	2,959,165	374,745	1,565,032	163,409	861,322

Distributions to shareholders from net investment income:
Class A	—	(448,431)	—	(236,711)	—	(119,553)

Class B	—	(123,125)	—	(37,422)	—	(18,898)

Class C	—	(111,492)	—	(64,979)	—	(22,714)

Class R	—	(206,281)	—	(93,182)	—	(46,915)

Class Y	—	(12,478)	—	(3,951)	—	(2,654)

Institutional Class	—	(591)	—	(606)	—	(1,093)

Total distributions from net investment income	—	(902,398)	—	(436,851)	—	(211,827)

Share transactions–net:
Class A	2,119,281	4,340,305	1,972,656	2,102,731	465,688	927,000

Class A5	17,039,138	—	8,126,946	—	2,188,402	—

Class B	264,906	682,879	123,243	138,048	(16,899)	148,211

Class C	626,685	951,406	374,210	588,107	135,521	140,674

Class C5	3,539,177	—	902,408	—	570,505	—

Class R	829,484	1,897,568	375,568	1,206,210	257,215	580,517

Class R5	991,219	—	707,221	—	185,136	—

Class Y	365,367	164,740	309,487	37,270	129,787	(3,226)

Institutional Class	13,428	591	—	606	(11,101)	(14,407)

Net increase in net assets resulting from share transactions	25,788,685	8,037,489	12,891,739	4,072,972	3,904,254	1,778,769

Net increase in net assets	26,556,418	10,094,256	13,266,484	5,201,153	4,067,663	2,428,264

Net assets:
Beginning of period	17,098,557	7,004,301	8,691,201	3,490,048	4,492,748	2,064,484

End of period*	$43,654,975	$17,098,557	$21,957,685	$8,691,201	$8,560,411	$4,492,748

* Includes accumulated undistributed net investment income (loss)	$(36,740)	$19,162	$(14,741)	$12,100	$(6,841)	$5,000

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Growth Series (Invesco Growth Series), formerly AIM Growth Series, (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate series portfolios (each constituting a “Fund”), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report are Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2010 Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (collectively, the “Funds”). The assets,

22        Invesco Balanced-Risk Retirement Funds

liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objective’s: to provide real return and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement Now Fund; and to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement 2010 Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund.
  Each Fund currently consists of nine different classes of shares: Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class. Class A shares and Class A5 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B, Class C and Class C5 shares are sold with a CDSC. Class R, Class R5, Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  Each Fund is a “fund of funds”, in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). The Adviser may change each Fund’s asset class allocations, the underlying funds or the target weightings in an underlying fund without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Investments in shares of funds that are not traded on an exchange are valued at the closing net asset value per share of such fund. Investments in shares of funds that are traded on an exchange are valued in accordance with valuation policy of such fund. These policies are set forth below.
Securities in the underlying funds, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

23        Invesco Balanced-Risk Retirement Funds

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions — AIM Balanced-Risk Retirement Now Fund generally declares and pays dividends, if any, quarterly. AIM Balanced-Risk Retirement 2010 Fund, AIM Balanced-Risk Retirement 2020 Fund, AIM Balanced-Risk Retirement 2030 Fund, AIM Balanced-Risk Retirement 2040 Fund and AIM Balanced-Risk Retirement 2050 Fund generally declare and pay dividends, if any, annually. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

24        Invesco Balanced-Risk Retirement Funds

  Invesco has contractually agreed, through at least April 30, 2011, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares for each Fund as shown in the following table:

	Class	Class	Class	Class	Class	Institutional
	A / A5	B	C / C5	R / R5	Y	Class

AIM Balanced-Risk Retirement Now Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

AIM Balanced-Risk Retirement 2010 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

AIM Balanced-Risk Retirement 2020 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

AIM Balanced-Risk Retirement 2030 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

AIM Balanced-Risk Retirement 2040 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

AIM Balanced-Risk Retirement 2050 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

  In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time.
  For the six months ended June 30, 2010, the Invesco reimbursed the following expenses:

	Fund	Class	Class	Class	Class	Class	Class	Class	Class	Inst.
	Level	A	A5	B	C	C5	R	R5	Y	Class

Invesco Balanced-Risk Retirement Now Fund	$101,449	$1,922	$37	$397	$476	$8	$615	$—	$46	$5

Invesco Balanced-Risk Retirement 2010 Fund	97,812	6,412	1,095	745	1,792	205	1,377	31	177	6

Invesco Balanced-Risk Retirement 2020 Fund	101,540	11,255	1,726	1,952	2,267	283	2,670	70	62	3

Invesco Balanced-Risk Retirement 2030 Fund	108,879	11,450	1,785	3,141	3,050	339	5,180	95	452	3

Invesco Balanced-Risk Retirement 2040 Fund	103,139	9,922	1,156	1,481	2,806	122	3,590	94	233	3

Invesco Balanced-Risk Retirement 2050 Fund	98,381	6,605	1,182	985	1,264	282	2,678	91	176	3

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class A5, Class B, Class C, Class C5, Class R and Class R5 shares (collectively the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Also, each Fund, pursuant to the Plans, reimburses for expenses incurred IDI up to a maximum annual rate of 0.25% of each Fund’s average daily net assets of Class A5 shares, 1.00% of the average daily net assets of each Fund’s Class C5 shares and 0.50% of each Fund’s average daily net assets of Class R5 shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund. For the six months ended June 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A5 shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the

25        Invesco Balanced-Risk Retirement Funds

shareholder. During the six months ended June 30, 2010, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A and Class A5 shares and received the following in CDSC imposed on redemptions by shareholders:

	Front End
	Sales Charges		Contingent Deferred Sales Charges
	Class A	Class A5	Class A	Class A5	Class B	Class C	Class C5

Invesco Balanced-Risk Retirement Now Fund	$908	$225	$0	$0	$0	$0	$0

Invesco Balanced-Risk Retirement 2010 Fund	1,230	49	0	0	674	800	14

Invesco Balanced-Risk Retirement 2020 Fund	3,592	63	12,343	0	2,337	250	51

Invesco Balanced-Risk Retirement 2030 Fund	4,713	172	0	0	1,454	136	0

Invesco Balanced-Risk Retirement 2040 Fund	4,237	77	0	0	342	184	0

Invesco Balanced-Risk Retirement 2050 Fund	1,762	29	0	0	1,479	80	4

  The underlying Invesco Funds Institutional Class shares pay no distribution fees and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Invesco Balanced-Risk Retirement Now Fund	$24,836,168	$—	$—	$24,836,168

Invesco Balanced-Risk Retirement 2010 Fund	41,535,897	—	—	41,535,897

Invesco Balanced-Risk Retirement 2020 Fund	61,105,836	—	—	61,105,836

Invesco Balanced-Risk Retirement 2030 Fund	43,745,513	—	—	43,745,513

Invesco Balanced-Risk Retirement 2040 Fund	22,032,458	—	—	22,032,458

Invesco Balanced-Risk Retirement 2050 Fund	8,618,190	—	—	8,618,190

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended June 30, 2010, the Funds in aggregate paid legal fees of $7,871 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

26        Invesco Balanced-Risk Retirement Funds

NOTE 5—Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds below had a capital loss carryforward as of December 31, 2009 which expires as follows:

	Capital Loss
	Carryforward*
	2016	2017	Total

Invesco Balanced-Risk Retirement Now Fund	$6,029	$5,057	$11,086

Invesco Balanced-Risk Retirement 2010 Fund	15,568	7,627	23,195

Invesco Balanced-Risk Retirement 2020 Fund	49,787	12,981	62,768

Invesco Balanced-Risk Retirement 2030 Fund	26,887	—	26,887

Invesco Balanced-Risk Retirement 2040 Fund	—	—	—

Invesco Balanced-Risk Retirement 2050 Fund	13,277	743	14,020

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the six months ended		At June 30, 2010
	June 30, 2010*		Federal Tax	Unrealized	Unrealized	Net Unrealized
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	Appreciation

Invesco Balanced-Risk Retirement Now Fund	$14,170,624	$909,323	$24,702,979	$133,189	$—	$133,189

Invesco Balanced-Risk Retirement 2010 Fund	24,632,176	5,170,405	41,320,632	215,265	—	215,265

Invesco Balanced-Risk Retirement 2020 Fund	52,452,257	10,435,356	60,445,315	660,521	—	660,521

Invesco Balanced-Risk Retirement 2030 Fund	30,338,567	4,513,532	43,332,222	413,291	—	413,291

Invesco Balanced-Risk Retirement 2040 Fund	14,424,513	1,487,803	21,839,358	193,100	—	193,100

Invesco Balanced-Risk Retirement 2050 Fund	4,664,408	690,205	8,538,402	79,788	—	79,788

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

27        Invesco Balanced-Risk Retirement Funds

NOTE 8—Share Information

Invesco Balanced-Risk Retirement Now Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	99,631	$825,317	96,127	$771,436

Class A5(b)	15,785	131,552	—	—

Class B	7,880	65,227	8,750	66,018

Class C	44,948	373,387	10,370	84,172

Class C5(b)	2,250	22,128	—	—

Class R	44,365	370,364	38,543	305,148

Class R5(b)	22	252	—	—

Class Y	—	—	824	6,000

Issued as reinvestment of dividends:
Class A	479	3,945	6,696	53,647

Class B	42	348	2,164	17,373

Class C	43	352	1,220	9,822

Class R	103	848	1,988	16,046

Class Y	8	147	121	966

Institutional Class	21	199	334	2,670

Issued in connection with acquisitions:(c)
Class A5	2,182,417	18,157,649	—	—

Class C5	440,320	3,659,070	—	—

Class R5	14,029	116,725	—	—

Class Y	15,229	126,705	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	22,246	186,126	2,109	17,122

Class B	(22,225)	(186,126)	(2,109)	(17,122)

Reacquired:
Class A	(61,127)	(508,061)	(59,094)	(466,793)

Class A5(b)	(125,613)	(1,052,674)	—	—

Class B	(208)	(1,698)	(8,904)	(65,595)

Class C	(4,691)	(39,085)	(933)	(7,527)

Class C5(b)	(8,784)	(73,263)	—	—

Class R	(1,491)	(12,365)	(9,559)	(79,591)

Class Y	—	—	(1)	(10)

Net increase in share activity	2,665,679	$22,167,069	88,646	$713,782

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.
(c)	As of the open of business on June 1, 2010, the Fund acquired all the net assets of Van Kampen In Retirement Strategy Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on January 21, 2010 and by the shareholders of Van Kampen In Retirement Strategy Fund on May 11, 2010. The acquisition was accomplished by a taxable exchange of 2,651,995 shares of the Fund for 1,941,690 shares outstanding of Van Kampen In Retirement Strategy Fund as of the close of business on May 28, 2010. Class A, Class C, Class R and Institutional Class of Van Kampen In Retirement Strategy Fund were exchanged for Class A5, Class C5, Class R5 and Class Y shares of the Fund, respectively, based on the relative net asset value of Van Kampen In Retirement Strategy Fund to the net asset value of the Fund on the close of business, May 28, 2010. Van Kampen In Retirement Strategy Fund’s net assets at that date of $22,060,149 was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $3,187,794. The net assets of the Fund immediately following the acquisition were $25,247,943.

28        Invesco Balanced-Risk Retirement Funds

NOTE 8—Share Information—(continued)

Invesco Balanced-Risk Retirement 2010 Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	177,366	$1,519,520	353,921	$2,872,368

Class A5(b)	36,835	318,659	—	—

Class B	15,664	132,905	38,298	319,424

Class C	32,787	279,696	128,325	1,030,783

Class C5(b)	14,065	125,208	—	—

Class R	22,863	194,994	63,294	507,008

Class R5(b)	1,298	11,161	—	—

Class Y	128	1,100	—	—

Issued as reinvestment of dividends:
Class A	—	—	25,930	219,367

Class B	—	—	3,011	25,354

Class C	—	—	7,332	61,736

Class R	—	—	5,785	48,885

Class Y	—	—	504	4,275

Institutional Class	—	—	68	574

Issued in connection with acquisitions:(c)
Class A5	3,767,409	32,399,672	—	—

Class C5	643,570	5,489,638	—	—

Class R5	97,825	839,338	—	—

Class Y	41,802	360,338	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	4,035	34,503	6,231	50,401

Class B	(4,024)	(34,503)	(6,271)	(50,401)

Reacquired:
Class A	(75,098)	(644,986)	(167,742)	(1,382,073)

Class A5(b)	(862,389)	(7,441,201)	—	—

Class B	(5,238)	(43,458)	(18,684)	(141,099)

Class C	(38,176)	(325,337)	(55,279)	(408,778)

Class C5(b)	(53,928)	(462,456)	—	—

Class R	(8,055)	(68,655)	(21,467)	(172,823)

Class R5(b)	(10,981)	(94,891)	—	—

Class Y	(7)	(57)	(1)	(10)

Net increase in share activity	3,797,751	$32,591,188	363,255	$2,984,991

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 49% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	Commencement date of June 1, 2010.
(c)	As of the open of business on June 1, 2010, the Fund acquired all the net assets of Van Kampen Retirement 2010 Strategy Fund and Van Kampen Retirement 2015 Strategy Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on January 21, 2010 and by the shareholders of Van Kampen Retirement 2010 Strategy Fund and Van Kampen Retirement 2015 Strategy Fund on May 11, 2010. The acquisition was accomplished by a taxable exchange of 4,550,606 shares of the Fund for 1,310,636 and 2,063,548 shares outstanding of Van Kampen Retirement 2010 Strategy Fund and Van Kampen Retirement 2015 Strategy Fund, respectively, as of the close of business on May 28, 2010. Class A, Class C, Class R and Institutional Class of Van Kampen Retirement 2010 Strategy Fund and Van Kampen Retirement 2015 Strategy Fund were exchanged for Class A5, Class C5, Class R5 and Class Y shares of the Fund, respectively, based on the relative net asset value of Van Kampen Retirement 2010 Strategy Fund and Van Kampen Retirement 2015 Strategy Fund to the net asset value of the Fund on the close of business, May 28, 2010. Van Kampen Retirement 2010 Strategy Fund’s and Van Kampen Retirement 2015 Strategy Fund’s net assets at that date of $15,220,927 and $23,868,059, respectively, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $9,166,897. The net assets of the Fund immediately following the acquisition were $48,255,883.

29        Invesco Balanced-Risk Retirement Funds

NOTE 8—Share Information—(continued)

Invesco Balanced-Risk Retirement 2020 Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	587,039	$4,696,193	960,164	$7,062,759

Class A5(b)	104,026	857,370	—	—

Class B	84,900	677,521	87,863	636,071

Class C	117,265	932,926	169,178	1,201,702

Class C5(b)	5,595	45,305	—	—

Class R	148,697	1,207,779	245,907	1,834,664

Class R5(b)	39,378	323,202	—	—

Class Y	105	850	163	1,222

Issued as reinvestment of dividends:
Class A	—	—	84,034	666,392

Class B	—	—	13,958	109,850

Class C	—	—	14,174	111,412

Class R	—	—	18,641	147,450

Class Y	—	—	116	921

Institutional Class	—	—	85	671

Issued in connection with acquisitions:(c)
Class A5	4,807,306	39,227,629	—	—

Class C5	705,602	5,687,165	—	—

Class R5	152,882	1,242,930	—	—

Class Y	40,024	326,993	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	15,468	124,531	20,930	155,265

Class B	(15,545)	(124,531)	(21,109)	(155,265)

Reacquired:
Class A	(346,145)	(2,738,936)	(490,088)	(3,565,652)

Class A5(b)	(1,204,087)	(9,860,137)	—	—

Class B	(29,999)	(235,015)	(35,689)	(245,101)

Class C	(26,730)	(215,296)	(38,100)	(284,492)

Class C5(b)	(44,325)	(360,607)	—	—

Class R	(25,377)	(205,803)	(85,611)	(670,233)

Class R5(b)	(56)	(464)	—	—

Class Y	(125)	(1,038)	(5,591)	(39,262)

Net increase in share activity	5,115,898	$41,608,567	939,025	$6,968,374

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.
(c)	As of the open of business on June 1, 2010, the Fund acquired all the net assets of Van Kampen Retirement 2020 Strategy Fund and Van Kampen Retirement 2025 Strategy Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on January 21, 2010 and by the shareholders of Van Kampen Retirement 2020 Strategy Fund and Van Kampen Retirement 2025 Strategy Fund on May 11, 2010. The acquisition was accomplished by a taxable exchange of 5,705,814 shares of the Fund for 2,204,375 and 1,749,519 shares outstanding of Van Kampen Retirement 2020 Strategy Fund and Van Kampen Retirement 2025 Strategy Fund, respectively, as of the close of business on May 28, 2010. Class A, Class C, Class R and Institutional Class of Van Kampen Retirement 2020 Strategy Fund and Van Kampen Retirement 2025 Strategy Fund were exchanged for Class A5, Class C5, Class R5 and Class Y shares of the Fund, respectively, based on the relative net asset value of Van Kampen Retirement 2020 Strategy Fund and Van Kampen Retirement 2025 Strategy Fund to the net asset value of the Fund on the close of business, May 28, 2010. Van Kampen Retirement 2020 Strategy Fund’s and Van Kampen Retirement 2025 Strategy Fund’s net assets at that date of $26,045,099 and $20,439,618, respectively, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $22,931,466. The net assets of the Fund immediately following the acquisition were $69,416,183.

30        Invesco Balanced-Risk Retirement Funds

NOTE 8—Share Information—(continued)

Invesco Balanced-Risk Retirement 2030 Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	400,839	$3,076,269	744,792	$5,196,741

Class A5(b)	25,192	196,694	—	—

Class B	70,881	535,060	154,612	1,003,961

Class C	115,502	872,968	177,483	1,231,849

Class C5(b)	5,834	45,032	—	—

Class R	150,216	1,154,466	347,498	2,352,592

Class R5(b)	3,418	26,463	—	—

Class Y	17,327	132,448	20,034	156,082

Institutional Class	1,736	13,623	—	—

Issued as reinvestment of dividends:
Class A	—	—	59,237	447,239

Class B	—	—	16,361	122,705

Class C	—	—	14,521	108,907

Class R	—	—	27,431	206,281

Class Y	—	—	1,650	12,478

Institutional Class	—	—	78	591

Issued in connection with acquisitions:(c)
Class A5	2,703,518	20,952,288	—	—

Class C5	467,563	3,586,211	—	—

Class R5	129,511	998,529	—	—

Class Y	31,266	242,933	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	15,443	118,235	20,848	138,694

Class B	(14,772)	(118,235)	(20,972)	(138,694)

Reacquired:
Class A	(139,846)	(1,075,223)	(212,272)	(1,442,369)

Class A5(b)	(527,282)	(4,109,844)	—	—

Class B	(20,617)	(151,919)	(48,317)	(305,093)

Class C	(32,475)	(246,283)	(53,496)	(389,350)

Class C5(b)	(11,898)	(92,066)	—	—

Class R	(42,717)	(324,982)	(97,363)	(661,305)

Class R5(b)	(4,349)	(33,773)	—	—

Class Y	(1,311)	(10,014)	(543)	(3,820)

Institutional Class	(25)	(195)	—	—

Net increase in share activity	3,342,954	$25,788,685	1,151,582	$8,037,489

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.
(c)	As of the open of business on June 1, 2010, the Fund acquired all the net assets of Van Kampen Retirement 2030 Strategy Fund and Van Kampen Retirement 2035 Strategy Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on January 21, 2010 and by the shareholders of Van Kampen Retirement 2030 Strategy Fund and Van Kampen Retirement 2035 Strategy Fund on May 11, 2010. The acquisition was accomplished by a taxable exchange of 3,331,858 shares of the Fund for 1,418,830 and 723,480 shares outstanding of Van Kampen Retirement 2030 Strategy Fund and Van Kampen Retirement 2035 Strategy Fund, respectively, as of the close of business on May 28, 2010. Class A, Class C, Class R and Institutional Class of Van Kampen Retirement 2030 Strategy Fund and Van Kampen Retirement 2035 Strategy Fund were exchanged for Class A5, Class C5, Class R5 and Class Y shares of the Fund, respectively, based on the relative net asset value of Van Kampen Retirement 2030 Strategy Fund and Van Kampen Retirement 2035 Strategy Fund to the net asset value of the Fund on the close of business, May 28, 2010. Van Kampen Retirement 2030 Strategy Fund’s and Van Kampen Retirement 2035 Strategy Fund’s net assets at that date of $16,916,450 and $8,863,511, respectively, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $21,086,971. The net assets of the Fund immediately following the acquisition were $46,866,932.

31        Invesco Balanced-Risk Retirement Funds

NOTE 8—Share Information—(continued)

Invesco Balanced-Risk Retirement 2040 Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	304,613	$2,280,169	436,623	$2,910,303

Class A5(b)	20,005	151,986	—	—

Class B	23,707	175,804	44,606	281,940

Class C	64,893	478,134	103,071	652,835

Class C5(b)	7,168	53,618	—	—

Class R	81,855	608,145	216,334	1,449,064

Class R5(b)	2,970	22,380	—	—

Class Y	2,426	18,394	7,517	46,546

Issued as reinvestment of dividends:
Class A	—	—	32,236	236,293

Class B	—	—	5,140	37,422

Class C	—	—	8,903	64,818

Class R	—	—	12,747	93,182

Class Y	—	—	539	3,951

Institutional Class	—	—	83	606

Issued in connection with acquisitions:(c)
Class A5	1,253,825	9,428,773	—	—

Class C5	118,905	884,654	—	—

Class R5	91,536	685,610	—	—

Class Y	39,694	299,292	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	2,066	15,442	8,720	57,665

Class B	(2,085)	(15,442)	(8,784)	(57,665)

Reacquired:
Class A	(43,425)	(322,955)	(165,552)	(1,101,530)

Class A5(b)	(192,337)	(1,453,813)	—	—

Class B	(5,108)	(37,119)	(21,397)	(123,649)

Class C	(14,041)	(103,924)	(20,816)	(129,546)

Class C5(b)	(4,782)	(35,864)	—	—

Class R	(31,586)	(232,577)	(49,451)	(336,036)

Class R5(b)	(102)	(769)	—	—

Class Y	(1,101)	(8,199)	(1,711)	(13,227)

Net increase in share activity	1,719,096	$12,891,739	608,808	$4,072,972

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.
(c)	As of the open of business on June 1, 2010, the Fund acquired all the net assets of Van Kampen Retirement 2040 Strategy Fund and Van Kampen Retirement 2045 Strategy Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on January 21, 2010 and by the shareholders of Van Kampen Retirement 2040 Strategy Fund and Van Kampen Retirement 2045 Strategy Fund on May 11, 2010. The acquisition was accomplished by a taxable exchange of 1,503,960 shares of the Fund for 637,510 and 260,320 shares outstanding of Van Kampen Retirement 2040 Strategy Fund and Van Kampen Retirement 2045 Strategy Fund, respectively, as of the close of business on May 28, 2010. Class A, Class C, Class R and Institutional Class of Van Kampen Retirement 2040 Strategy Fund and Van Kampen Retirement 2045 Strategy Fund were exchanged for Class A5, Class C5, Class R5 and Class Y shares of the Fund, respectively, based on the relative net asset value of Van Kampen Retirement 2040 Strategy Fund and Van Kampen Retirement 2045 Strategy Fund to the net asset value of the Fund on the close of business, May 28, 2010. Van Kampen Retirement 2040 Strategy Fund’s and Van Kampen Retirement 2045 Strategy Fund’s net assets at that date of $8,119,029 and $3,179,300, respectively, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $11,445,503. The net assets of the Fund immediately following the acquisition were $22,743,832.

32        Invesco Balanced-Risk Retirement Funds

NOTE 8—Share Information—(continued)

Invesco Balanced-Risk Retirement 2050 Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	105,883	$768,266	194,631	$1,224,163

Class A5(b)	6,778	49,637	—	—

Class B	8,797	63,468	30,202	185,138

Class C	34,207	245,240	55,841	345,497

Class C5(b)	1,100	7,996	—	—

Class R	47,954	345,157	96,031	621,498

Class R5(b)	545	3,976	—	—

Class Y	701	5,174	3,936	26,004

Issued as reinvestment of dividends:
Class A	—	—	16,770	119,070

Class B	—	—	2,681	18,898

Class C	—	—	3,217	22,714

Class R	—	—	6,626	46,915

Class Y	—	—	374	2,654

Institutional Class	—	—	153	1,093

Issued in connection with acquisitions:(c)
Class A5	357,160	2,603,702	—	—

Class C5	78,711	568,290	—	—

Class R5	24,953	181,160	—	—

Class Y	17,070	124,613	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	1,281	9,239	4,183	27,966

Class B	(1,293)	(9,239)	(4,224)	(27,966)

Reacquired:
Class A	(43,325)	(311,817)	(73,056)	(444,199)

Class A5(b)	(63,324)	(464,937)	—	—

Class B	(10,221)	(71,128)	(4,390)	(27,859)

Class C	(15,422)	(109,719)	(33,673)	(227,537)

Class C5(b)	(796)	(5,781)	—	—

Class R	(12,236)	(87,942)	(13,413)	(87,896)

Class Y	—	—	(4,338)	(31,884)

Institutional Class	(1,599)	(11,101)	(2,636)	(15,500)

Net increase in share activity	536,924	$3,904,254	278,915	$1,778,769

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.
(c)	As of the open of business on June 1, 2010, the Fund acquired all the net assets of Van Kampen Retirement 2050 Strategy Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on January 21, 2010 and by the shareholders of Van Kampen Retirement 2050 Strategy Fund on May 11, 2010. The acquisition was accomplished by a taxable exchange of 477,894 shares of the Fund for 280,418 shares outstanding of Van Kampen Retirement 2050 Strategy Fund as of the close of business on May 28, 2010. Class A, Class C, Class R and Institutional Class of Van Kampen Retirement 2050 Strategy Fund were exchanged for Class A5, Class C5, Class R5 and Class Y shares of the Fund, respectively, based on the relative net asset value of Van Kampen Retirement 2050 Strategy Fund to the net asset value of the Fund on the close of business, May 28, 2010. Van Kampen Retirement 2050 Strategy Fund’s net assets at that date of $3,477,765 was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $5,218,517. The net assets of the Fund immediately following the acquisition were $8,696,282.

33        Invesco Balanced-Risk Retirement Funds

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Balanced-Risk Retirement Now Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/10	$8.23	$(0.01)	$0.16	$0.15	$(0.02)	$—	$(0.02)	$8.36	1.86%	$1,933	0.25	%(e)	6.40	%(e)	(0.19	)%(e)	25%
Year ended 12/31/09	7.59	0.47	0.61	1.08	(0.44)	—	(0.44)	8.23	14.53	1,399	0.27		10.47		5.93		155
Year ended 12/31/08	9.78	0.43	(2.08)	(1.65)	(0.51)	(0.03)	(0.54)	7.59	(17.45)	942	0.31		11.88		4.89		36
Year ended 12/31/07(f)	10.02	0.41	(0.07)	0.34	(0.54)	(0.04)	(0.58)	9.78	3.47	807	0.41	(g)	28.75	(g)	4.41	(g)	27

Class A5
Six months ended 06/30/10(f)	8.30	(0.00)	0.06	0.06	—	—	—	8.36	0.72	17,325	0.25	(e)	1.06	(e)	(0.19	)(e)	25

Class B
Six months ended 06/30/10	8.24	(0.04)	0.16	0.12	(0.01)	—	(0.01)	8.35	1.43	258	1.00	(e)	7.15	(e)	(0.94	)(e)	25
Year ended 12/31/09	7.60	0.41	0.61	1.02	(0.38)	—	(0.38)	8.24	13.66	374	1.02		11.22		5.18		155
Year ended 12/31/08	9.79	0.37	(2.09)	(1.72)	(0.44)	(0.03)	(0.47)	7.60	(18.05)	346	1.06		12.63		4.14		36
Year ended 12/31/07(f)	10.02	0.34	(0.06)	0.28	(0.47)	(0.04)	(0.51)	9.79	2.79	309	1.16	(g)	29.50	(g)	3.66	(g)	27

Class C
Six months ended 06/30/10	8.23	(0.04)	0.17	0.13	(0.01)	—	(0.01)	8.35	1.55	617	1.00	(e)	7.15	(e)	(0.94	)(e)	25
Year ended 12/31/09	7.59	0.41	0.61	1.02	(0.38)	—	(0.38)	8.23	13.67	277	1.02		11.22		5.18		155
Year ended 12/31/08	9.79	0.36	(2.09)	(1.73)	(0.44)	(0.03)	(0.47)	7.59	(18.15)	174	1.06		12.63		4.14		36
Year ended 12/31/07(f)	10.02	0.34	(0.06)	0.28	(0.47)	(0.04)	(0.51)	9.79	2.79	75	1.16	(g)	29.50	(g)	3.66	(g)	27

Class C5
Six months ended 06/30/10(f)	8.30	(0.01)	0.06	0.05	—	—	—	8.35	0.60	3,623	1.00	(e)	1.81	(e)	(0.94	)(e)	25

Class R
Six months ended 06/30/10	8.24	(0.02)	0.16	0.14	(0.02)	—	(0.02)	8.36	1.68	737	0.50	(e)	6.65	(e)	(0.44	)(e)	25
Year ended 12/31/09	7.59	0.45	0.62	1.07	(0.42)	—	(0.42)	8.24	14.38	371	0.52		10.72		5.68		155
Year ended 12/31/08	9.78	0.40	(2.07)	(1.67)	(0.49)	(0.03)	(0.52)	7.59	(17.66)	107	0.56		12.13		4.64		36
Year ended 12/31/07(f)	10.02	0.39	(0.07)	0.32	(0.52)	(0.04)	(0.56)	9.78	3.21	53	0.66	(g)	29.00	(g)	4.16	(g)	27

Class R5
Six months ended 06/30/10(f)	8.31	(0.00)	0.05	0.05	—	—	—	8.36	0.60	118	0.50	(e)	1.31	(e)	(0.44	)(e)	25

Class Y
Six months ended 06/30/10	8.23	0.00	0.17	0.17	(0.03)	—	(0.03)	8.37	2.05	146	0.00	(e)	6.15	(e)	0.06	(e)	25
Year ended 12/31/09	7.59	0.49	0.61	1.10	(0.46)	—	(0.46)	8.23	14.82	18	0.02		10.22		6.18		155
Year ended 12/31/08(f)	8.30	0.10	(0.67)	(0.57)	(0.14)	—	(0.14)	7.59	(6.86)	9	0.02	(g)	19.09	(g)	5.18	(g)	36

Institutional Class
Six months ended 06/30/10	8.23	0.00	0.17	0.17	(0.03)	—	(0.03)	8.37	2.05	50	0.00	(e)	5.93	(e)	0.06	(e)	25
Year ended 12/31/09	7.59	0.49	0.61	1.10	(0.46)	—	(0.46)	8.23	14.82	49	0.02		9.92		6.18		155
Year ended 12/31/08	9.78	0.46	(2.09)	(1.63)	(0.53)	(0.03)	(0.56)	7.59	(17.23)	43	0.06		11.41		5.14		36
Year ended 12/31/07(f)	10.02	0.43	(0.07)	(0.36)	(0.56)	(0.04)	(0.60)	9.78	3.74	52	0.16	(g)	28.35	(g)	4.66	(g)	27

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.63% for the six months ended June 30, 2010 and the year ended December 31, 2009; 0.65% and 0.68% for the years ended December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,625, $17,922, $336, $402, $3,643, $520, $117, $39 and $50 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y, and Institutional Class shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares; October 3, 2008 for Class Y shares; and June 1, 2010 for Class A5, Class C5 and Class R5.
(g)	Annualized.

34        Invesco Balanced-Risk Retirement Funds

NOTE 9—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2010 Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/10	$8.49	$(0.01)	$0.16	$0.15	$—	$—	$—	$8.64	1.77%	$5,737	0.25	%(e)	2.44	%(e)	(0.19	)%(e)	68%
Year ended 12/31/09	7.72	0.52	0.68	1.20	(0.43)	—	(0.43)	8.49	15.58	4,731	0.28		3.92		6.35		182
Year ended 12/31/08	10.02	0.45	(2.37)	(1.92)	(0.35)	(0.03)	(0.38)	7.72	(19.11)	2,620	0.33		5.46		4.99		37
Year ended 12/31/07(f)	10.02	0.43	(0.07)	0.36	(0.34)	(0.02)	(0.36)	10.02	3.65	1,645	0.42	(g)	16.42	(g)	4.50	(g)	15

Class A5
Six months ended 06/30/10(f)	8.58	(0.00)	0.06	0.06	—	—	—	8.64	0.70	25,421	0.25	(e)	0.78	(e)	(0.19	)(e)	68

Class B
Six months ended 06/30/10	8.44	(0.04)	0.16	0.12	—	—	—	8.56	1.42	652	1.00	(e)	3.19	(e)	(0.94	)(e)	68
Year ended 12/31/09	7.70	0.45	0.68	1.13	(0.39)	—	(0.39)	8.44	14.64	588	1.03		4.67		5.60		182
Year ended 12/31/08	9.99	0.39	(2.36)	(1.97)	(0.29)	(0.03)	(0.32)	7.70	(19.66)	411	1.08		6.21		4.24		37
Year ended 12/31/07(f)	10.02	0.35	(0.06)	0.29	(0.30)	(0.02)	(0.32)	9.99	2.92	340	1.17	(g)	17.17	(g)	3.75	(g)	15

Class C
Six months ended 06/30/10	8.44	(0.04)	0.17	0.13	—	—	—	8.57	1.54	1,480	1.00	(e)	3.19	(e)	(0.94	)(e)	68
Year ended 12/31/09	7.71	0.46	0.66	1.12	(0.39)	—	(0.39)	8.44	14.49	1,504	1.03		4.67		5.60		182
Year ended 12/31/08	10.00	0.39	(2.36)	(1.97)	(0.29)	(0.03)	(0.32)	7.71	(19.64)	753	1.08		6.21		4.24		37
Year ended 12/31/07(f)	10.02	0.35	(0.05)	0.30	(0.30)	(0.02)	(0.32)	10.00	3.02	431	1.17	(g)	17.17	(g)	3.75	(g)	15

Class C5
Six months ended 06/30/10(f)	8.52	(0.01)	0.06	0.05	—	—	—	8.57	0.59	5,176	1.00	(e)	1.53	(e)	(0.94	)(e)	68

Class R
Six months ended 06/30/10	8.47	(0.02)	0.17	0.15	—	—	—	8.62	1.77	1,210	0.50	(e)	2.69	(e)	(0.44	)(e)	68
Year ended 12/31/09	7.72	0.50	0.67	1.17	(0.42)	—	(0.42)	8.47	15.11	1,064	0.53		4.17		6.10		182
Year ended 12/31/08	10.01	0.43	(2.36)	(1.93)	(0.33)	(0.03)	(0.36)	7.72	(19.20)	602	0.58		5.71		4.74		37
Year ended 12/31/07(f)	10.02	0.40	(0.06)	0.34	(0.33)	(0.02)	(0.35)	10.01	3.41	119	0.67	(g)	16.67	(g)	4.25	(g)	15

Class R5
Six months ended 06/30/10(f)	8.56	(0.00)	0.06	0.06	—	—	—	8.62	0.70	760	0.50	(e)	1.03	(e)	(0.44	)(e)	68

Class Y
Six months ended 06/30/10	8.49	0.00	0.17	0.17	—	—	—	8.66	2.00	450	0.00	(e)	2.19	(e)	0.06	(e)	68
Year ended 12/31/09	7.73	0.54	0.67	1.21	(0.45)	—	(0.45)	8.49	15.64	85	0.03		3.67		6.60		182
Year ended 12/31/08(f)	8.79	0.10	(0.77)	(0.67)	(0.36)	(0.03)	(0.39)	7.73	(7.62)	74	0.04	(g)	8.26	(g)	5.28	(g)	37

Institutional Class
Six months ended 06/30/10	8.51	0.00	0.17	0.17	—	—	—	8.68	2.00	12	0.00	(e)	2.05	(e)	0.06	(e)	68
Year ended 12/31/09	7.74	0.54	0.68	1.22	(0.45)	—	(0.45)	8.51	15.75	11	0.04		3.45		6.59		182
Year ended 12/31/08	10.03	0.50	(2.39)	(1.89)	(0.37)	(0.03)	(0.40)	7.74	(18.82)	10	0.08		5.02		5.24		37
Year ended 12/31/07(f)	10.02	0.45	(0.07)	0.38	(0.35)	(0.02)	(0.37)	10.03	3.87	52	0.17	(g)	16.02	(g)	4.75	(g)	15

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.66% for the six months ended June 30, 2010 and the year ended December 31, 2009; 0.69% and 0.70% for the years ended December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,288, $28,839, $614, $1,478, $5,401, $1,135, $817, $146 and $12 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y, and Institutional Class shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares; October 3, 2008 for Class Y shares; and June 1, 2010 for Class A5, Class C5 and Class R5.
(g)	Annualized.

35        Invesco Balanced-Risk Retirement Funds

NOTE 9—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2020 Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/10	$7.97	$(0.01)	$0.27	$0.26	$—	$—	$—	$8.23	3.26%	$13,845	0.25	%(e)	1.30	%(e)	(0.24	)%(e)	40%
Year ended 12/31/09	6.93	0.62	0.94	1.56	(0.52)	—	(0.52)	7.97	22.49	11,371	0.30		2.08		8.23		185
Year ended 12/31/08	9.96	0.39	(3.13)	(2.74)	(0.25)	(0.04)	(0.29)	6.93	(27.53)	5,899	0.38		3.48		4.54		30
Year ended 12/31/07(f)	10.02	0.41	(0.17)	0.24	(0.25)	(0.05)	(0.30)	9.96	2.38	2,711	0.50	(g)	10.04	(g)	4.33	(g)	37

Class A5
Six months ended 06/30/10(f)	8.14	(0.00)	0.09	0.09	—	—	—	8.23	1.11	30,501	0.25	(e)	0.65	(e)	(0.24	)(e)	40

Class B
Six months ended 06/30/10	7.91	(0.04)	0.26	0.22	—	—	—	8.13	2.78	2,374	1.00	(e)	2.05	(e)	(0.99	)(e)	40
Year ended 12/31/09	6.90	0.56	0.92	1.48	(0.47)	—	(0.47)	7.91	21.45	1,997	1.05		2.83		7.48		185
Year ended 12/31/08	9.92	0.32	(3.10)	(2.78)	(0.20)	(0.04)	(0.24)	6.90	(28.01)	1,431	1.13		4.23		3.79		30
Year ended 12/31/07(f)	10.02	0.34	(0.17)	0.17	(0.22)	(0.05)	(0.27)	9.92	1.68	940	1.25	(g)	10.79	(g)	3.58	(g)	37

Class C
Six months ended 06/30/10	7.90	(0.04)	0.26	0.22	—	—	—	8.12	2.78	2,920	1.00	(e)	2.05	(e)	(0.99	)(e)	40
Year ended 12/31/09	6.88	0.56	0.93	1.49	(0.47)	—	(0.47)	7.90	21.66	2,125	1.05		2.83		7.48		185
Year ended 12/31/08	9.92	0.32	(3.12)	(2.80)	(0.20)	(0.04)	(0.24)	6.88	(28.21)	852	1.13		4.23		3.79		30
Year ended 12/31/07(f)	10.02	0.34	(0.17)	0.17	(0.22)	(0.05)	(0.27)	9.92	1.68	593	1.25	(g)	10.79	(g)	3.58	(g)	37

Class C5
Six months ended 06/30/10(f)	8.04	(0.01)	0.09	0.08	—	—	—	8.12	0.99	5,416	1.00	(e)	1.40	(e)	(0.99	)(e)	40

Class R
Six months ended 06/30/10	7.95	(0.02)	0.27	0.25	—	—	—	8.20	3.14	3,630	0.50	(e)	1.55	(e)	(0.49	)(e)	40
Year ended 12/31/09	6.92	0.61	0.92	1.53	(0.50)	—	(0.50)	7.95	22.15	2,542	0.55		2.33		7.98		185
Year ended 12/31/08	9.95	0.38	(3.14)	(2.76)	(0.23)	(0.04)	(0.27)	6.92	(27.72)	974	0.63		3.73		4.29		30
Year ended 12/31/07(f)	10.02	0.38	(0.16)	0.22	(0.24)	(0.05)	(0.29)	9.95	2.19	679	0.75	(g)	10.29	(g)	4.08	(g)	37

Class R5
Six months ended 06/30/10(f)	8.11	(0.00)	0.09	0.09	—	—	—	8.20	1.11	1,575	0.50	(e)	0.90	(e)	(0.49	)(e)	40

Class Y
Six months ended 06/30/10	7.97	0.00	0.27	0.27	—	—	—	8.24	3.39	346	0.00	(e)	1.05	(e)	0.01	(e)	40
Year ended 12/31/09	6.93	0.63	0.94	1.57	(0.53)	—	(0.53)	7.97	22.70	16	0.05		1.83		8.48		185
Year ended 12/31/08(f)	8.21	0.08	(1.07)	(0.99)	(0.25)	(0.04)	(0.29)	6.93	(12.03)	50	0.08	(g)	4.83	(g)	4.84	(g)	30

Institutional Class
Six months ended 06/30/10	8.00	0.00	0.27	0.27	—	—	—	8.27	3.38	11	0.00	(e)	0.93	(e)	0.01	(e)	40
Year ended 12/31/09	6.95	0.64	0.94	1.58	(0.53)	—	(0.53)	8.00	22.79	11	0.07		1.68		8.46		185
Year ended 12/31/08	9.99	0.42	(3.16)	(2.74)	(0.26)	(0.04)	(0.30)	6.95	(27.41)	9	0.13		2.98		4.79		30
Year ended 12/31/07(f)	10.02	0.43	(0.15)	0.28	(0.26)	(0.05)	(0.31)	9.99	2.80	12	0.25	(g)	9.67	(g)	4.58	(g)	37

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.74% for the six months ended June 30, 2010 and the year ended December 31, 2009; 0.74% and 0.78% for the years ended December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $12,854, $34,316, $2,229, $2,589, $5,620, $3,050, $1,393, $71 and $11 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y, and Institutional Class shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares; October 3, 2008 for Class Y shares; and June 1, 2010 for Class A5, Class C5 and Class R5.
(g)	Annualized.

36        Invesco Balanced-Risk Retirement Funds

NOTE 9—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2030 Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/10	$7.58	$(0.01)	$0.24	$0.23	$—	$—	$—	$7.81	3.03%	$10,758	0.25	%(e)	1.51	%(e)	(0.25	)%(e)	20%
Year ended 12/31/09	6.33	0.57	1.12	1.69	(0.44)	—	(0.44)	7.58	26.76	8,346	0.33		2.40		8.05		201
Year ended 12/31/08	9.89	0.29	(3.62)	(3.33)	(0.18)	(0.05)	(0.23)	6.33	(33.64)	3,088	0.40		4.07		3.50		17
Year ended 12/31/07(f)	10.02	0.34	(0.14)	0.20	(0.28)	(0.05)	(0.33)	9.89	2.00	1,577	0.50	(g)	13.53	(g)	3.60	(g)	31

Class A5
Six months ended 06/30/10(f)	7.73	(0.00)	0.08	0.08	—	—	—	7.81	1.03	17,201	0.25	(e)	0.87	(e)	(0.25	)(e)	20

Class B
Six months ended 06/30/10	7.54	(0.04)	0.24	0.20	—	—	—	7.74	2.65	2,763	1.00	(e)	2.26	(e)	(1.00	)(e)	20
Year ended 12/31/09	6.31	0.51	1.12	1.63	(0.40)	—	(0.40)	7.54	25.86	2,424	1.08		3.15		7.30		201
Year ended 12/31/08	9.87	0.22	(3.59)	(3.37)	(0.14)	(0.05)	(0.19)	6.31	(34.18)	1,386	1.15		4.82		2.75		17
Year ended 12/31/07(f)	10.02	0.27	(0.13)	0.14	(0.24)	(0.05)	(0.29)	9.87	1.42	756	1.25	(g)	14.28	(g)	2.85	(g)	31

Class C
Six months ended 06/30/10	7.54	(0.04)	0.23	0.19	—	—	—	7.73	2.52	2,861	1.00	(e)	2.26	(e)	(1.00	)(e)	20
Year ended 12/31/09	6.31	0.52	1.11	1.63	(0.40)	—	(0.40)	7.54	25.86	2,164	1.08		3.15		7.30		201
Year ended 12/31/08	9.87	0.23	(3.60)	(3.37)	(0.14)	(0.05)	(0.19)	6.31	(34.18)	938	1.15		4.82		2.75		17
Year ended 12/31/07(f)	10.02	0.27	(0.13)	0.14	(0.24)	(0.05)	(0.29)	9.87	1.425	729	1.25	(g)	14.28	(g)	2.85	(g)	31

Class C5
Six months ended 06/30/10(f)	7.65	(0.01)	0.09	0.08	—	—	—	7.73	1.05	3,567	1.00	(e)	1.62	(e)	(1.00	)(e)	20

Class R
Six months ended 06/30/10	7.56	(0.02)	0.23	0.21	—	—	—	7.77	2.78	4,884	0.50	(e)	1.76	(e)	(0.50	)(e)	20
Year ended 12/31/09	6.31	0.56	1.12	1.68	(0.43)	—	(0.43)	7.56	26.64	3,934	0.58		2.65		7.80		201
Year ended 12/31/08	9.88	0.26	(3.61)	(3.35)	(0.17)	(0.05)	(0.22)	6.31	(33.92)	1,534	0.65		4.32		3.25		17
Year ended 12/31/07(f)	10.02	0.32	(0.15)	0.17	(0.26)	(0.05)	(0.31)	9.88	1.78	396	0.75	(g)	13.78	(g)	3.35	(g)	31

Class R5
Six months ended 06/30/10(f)	7.69	(0.00)	0.08	0.08	—	—	—	7.77	1.04	999	0.50	(e)	1.12	(e)	(0.50	)(e)	20

Class Y
Six months ended 06/30/10	7.59	0.00	0.24	0.24	—	—	—	7.83	3.16	598	0.00	(e)	1.26	(e)	0.00	(e)	20
Year ended 12/31/09	6.33	0.60	1.12	1.72	(0.46)	—	(0.46)	7.59	27.13	221	0.08		2.15		8.30		201
Year ended 12/31/08(f)	7.77	0.06	(1.26)	(1.20)	(0.19)	(0.05)	(0.24)	6.33	(15.49)	50	0.11	(g)	5.07	(g)	3.79	(g)	17

Institutional Class
Six months ended 06/30/10	7.60	0.00	0.24	0.24	—	—	—	7.84	3.16	24	0.00	(e)	1.07	(e)	0.00	(e)	20
Year ended 12/31/09	6.34	0.58	1.14	1.72	(0.46)	—	(0.46)	7.60	27.10	10	0.09		1.90		8.29		201
Year ended 12/31/08	9.90	0.32	(3.63)	(3.31)	(0.20)	(0.05)	(0.25)	6.34	(33.46)	8	0.15		3.50		3.75		17
Year ended 12/31/07(f)	10.02	0.37	(0.15)	0.22	(0.29)	(0.05)	(0.34)	9.90	2.23	12	0.25	(g)	13.07	(g)	3.85	(g)	31

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.78% for the six months ended June 30, 2010 and the year ended December 31, 2009; 0.76% and 0.80% for the years ended December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $9,653, $18,914, $2,648, $2,571, $3,588, $4,368, $1,002, $381 and $15 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares; October 3, 2008 for Class Y shares; and June 1, 2010 for Class A5, Class C5 and Class R5.
(g)	Annualized.

37        Invesco Balanced-Risk Retirement Funds

NOTE 9—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2040 Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/10	$7.36	$(0.01)	$0.24	$0.23	$—	$—	$—	$7.59	3.13%	$6,741	0.25	%(e)	2.48	%(e)	(0.25	)%(e)	13%
Year ended 12/31/09	6.09	0.53	1.15	1.68	(0.41)	—	(0.41)	7.36	27.59	4,605	0.33		4.14		7.69		214
Year ended 12/31/08	9.83	0.23	(3.78)	(3.55)	(0.15)	(0.04)	(0.19)	6.09	(36.00)	1,907	0.41		8.63		2.88		29
Year ended 12/31/07(f)	10.02	0.31	(0.13)	0.18	(0.28)	(0.09)	(0.37)	9.83	1.81	901	0.54	(g)	22.43	(g)	3.26	(g)	20

Class A5
Six months ended 06/30/10(f)	7.50	(0.00)	0.08	0.08	—	—	—	7.58	1.07	8,199	0.25	(e)	1.36	(e)	(0.25	)(e)	13

Class B
Six months ended 06/30/10	7.32	(0.04)	0.23	0.19	—	—	—	7.51	2.60	917	1.00	(e)	3.23	(e)	(1.00	)(e)	13
Year ended 12/31/09	6.06	0.47	1.16	1.63	(0.37)	—	(0.37)	7.32	26.90	773	1.08		4.89		6.94		214
Year ended 12/31/08	9.80	0.17	(3.76)	(3.59)	(0.11)	(0.04)	(0.15)	6.06	(36.53)	522	1.16		9.38		2.13		29
Year ended 12/31/07(f)	10.02	0.24	(0.13)	0.11	(0.24)	(0.09)	(0.33)	9.80	1.15	500	1.29	(g)	23.18	(g)	2.51	(g)	20

Class C
Six months ended 06/30/10	7.31	(0.04)	0.23	0.19	—	—	—	7.50	2.60	1,804	1.00	(e)	3.23	(e)	(1.00	)(e)	13
Year ended 12/31/09	6.06	0.47	1.15	1.62	(0.37)	—	(0.37)	7.31	26.72	1,387	1.08		4.89		6.94		214
Year ended 12/31/08	9.80	0.17	(3.76)	(3.59)	(0.11)	(0.04)	(0.15)	6.06	(36.53)	597	1.16		9.38		2.13		29
Year ended 12/31/07(f)	10.02	0.24	(0.13)	0.11	(0.24)	(0.09)	(0.33)	9.80	1.15	277	1.29	(g)	23.18	(g)	2.51	(g)	20

Class C5
Six months ended 06/30/10(f)	7.42	(0.01)	0.09	0.08	—	—	—	7.50	1.08	909	1.00	(e)	2.11	(e)	(1.00	)(e)	13

Class R
Six months ended 06/30/10	7.34	(0.02)	0.23	0.21	—	—	—	7.55	2.86	2,273	0.50	(e)	2.73	(e)	(0.50	)(e)	13
Year ended 12/31/09	6.07	0.52	1.15	1.67	(0.40)	—	(0.40)	7.34	27.47	1,840	0.58		4.39		7.44		214
Year ended 12/31/08	9.82	0.21	(3.78)	(3.57)	(0.14)	(0.04)	(0.18)	6.07	(36.27)	432	0.66		8.88		2.63		29
Year ended 12/31/07(f)	10.02	0.28	(0.13)	0.15	(0.26)	(0.09)	(0.35)	9.82	1.59	153	0.79	(g)	22.68	(g)	3.01	(g)	20

Class R5
Six months ended 06/30/10(f)	7.47	(0.00)	0.08	0.08	—	—	—	7.55	1.07	713	0.50	(e)	1.61	(e)	(0.50	)(e)	13

Class Y
Six months ended 06/30/10	7.37	(0.00)	0.23	0.23	—	—	—	7.60	3.12	390	0.00	(e)	2.23	(e)	0.00	(e)	13
Year ended 12/31/09	6.09	0.56	1.14	1.70	(0.42)	—	(0.42)	7.37	27.96	75	0.08		3.89		7.94		214
Year ended 12/31/08(f)	7.56	0.05	(1.32)	(1.27)	(0.16)	(0.04)	(0.20)	6.09	(16.73)	24	0.10	(g)	10.26	(g)	3.19	(g)	29

Institutional Class
Six months ended 06/30/10	7.38	(0.00)	0.23	0.23	—	—	—	7.61	3.12	12	0.00	(e)	1.93	(e)	0.00	(e)	13
Year ended 12/31/09	6.09	0.53	1.18	1.71	(0.42)	—	(0.42)	7.38	28.13	11	0.08		3.49		7.94		214
Year ended 12/31/08	9.84	0.28	(3.82)	(3.54)	(0.17)	(0.04)	(0.21)	6.09	(35.94)	9	0.15		7.72		3.14		29
Year ended 12/31/07(f)	10.02	0.34	(0.14)	0.20	(0.29)	(0.09)	(0.38)	9.84	2.03	51	0.28	(g)	21.86	(g)	3.53	(g)	20

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.81% for the six months ended June 30, 2010 and the year ended December 31, 2009; 0.78% and 0.81% for the years ended December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,627, $8,626, $840, $1,592, $909, $2,036, $701, $132 and $11 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares; October 3, 2008 for Class Y shares; and June 1, 2010 for Class A5, Class C5 and Class R5.
(g)	Annualized.

38        Invesco Balanced-Risk Retirement Funds

NOTE 9—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2050 Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/10	$7.13	$(0.01)	$0.23	$0.22	$—	$—	$—	$7.35	3.09%	$3,078	0.25	%(e)	4.54	%(e)	(0.25	)%(e)	13%
Year ended 12/31/09	5.87	0.45	1.19	1.64	(0.38)	—	(0.38)	7.13	27.92	2,533	0.32		7.20		6.87		214
Year ended 12/31/08	9.78	0.17	(3.84)	(3.67)	(0.17)	(0.07)	(0.24)	5.87	(37.51)	1,248	0.42		11.10		2.10		27
Year ended 12/31/07(f)	10.02	0.29	(0.14)	0.15	(0.29)	(0.10)	(0.39)	9.78	1.55	1,177	0.54	(g)	24.63	(g)	3.01	(g)	20

Class A5
Six months ended 06/30/10(f)	7.27	(0.00)	0.08	0.08	—	—	—	7.35	1.10	2,209	0.25	(e)	3.15	(e)	(0.25	)(e)	13

Class B
Six months ended 06/30/10	7.08	(0.04)	0.23	0.19	—	—	—	7.27	2.68	423	1.00	(e)	5.29	(e)	(1.00	)(e)	13
Year ended 12/31/09	5.84	0.40	1.18	1.58	(0.34)	—	(0.34)	7.08	27.02	432	1.07		7.95		6.12		214
Year ended 12/31/08	9.75	0.11	(3.82)	(3.71)	(0.13)	(0.07)	(0.20)	5.84	(38.03)	214	1.17		11.85		1.35		27
Year ended 12/31/07(f)	10.02	0.21	(0.13)	0.08	(0.25)	(0.10)	(0.35)	9.75	0.80	184	1.29	(g)	25.38	(g)	2.26	(g)	20

Class C
Six months ended 06/30/10	7.09	(0.04)	0.23	0.19	—	—	—	7.28	2.68	636	1.00	(e)	5.29	(e)	(1.00	)(e)	13
Year ended 12/31/09	5.85	0.40	1.18	1.58	(0.34)	—	(0.34)	7.09	26.97	487	1.07		7.95		6.12		214
Year ended 12/31/08	9.76	0.10	(3.81)	(3.71)	(0.13)	(0.07)	(0.20)	5.85	(37.99)	253	1.17		11.85		1.35		27
Year ended 12/31/07(f)	10.02	0.21	(0.12)	0.09	(0.25)	(0.10)	(0.35)	9.76	0.90	150	1.29	(g)	25.38	(g)	2.26	(g)	20

Class C5
Six months ended 06/30/10(f)	7.20	(0.01)	0.08	0.07	—	—	—	7.27	0.97	575	1.00	(e)	3.90	(e)	(1.00	)(e)	13

Class R
Six months ended 06/30/10	7.11	(0.02)	0.23	0.21	—	—	—	7.32	2.95	1,258	0.50	(e)	4.79	(e)	(0.50	)(e)	13
Year ended 12/31/09	5.85	0.44	1.18	1.62	(0.36)	—	(0.36)	7.11	27.80	969	0.57		7.45		6.62		214
Year ended 12/31/08	9.77	0.14	(3.84)	(3.70)	(0.15)	(0.07)	(0.22)	5.85	(37.78)	275	0.67		11.35		1.85		27
Year ended 12/31/07(f)	10.02	0.26	(0.14)	0.12	(0.27)	(0.10)	(0.37)	9.77	1.29	151	0.79	(g)	24.88	(g)	2.76	(g)	20

Class R5
Six months ended 06/30/10(f)	7.24	(0.00)	0.08	0.08	—	—	—	7.32	1.11	187	0.50	(e)	3.40	(e)	(0.50	)(e)	13

Class Y
Six months ended 06/30/10	7.14	0.00	0.22	0.22	—	—	—	7.36	3.08	184	0.00	(e)	4.29	(e)	0.00	(e)	13
Year ended 12/31/09	5.87	0.47	1.19	1.66	(0.39)	—	(0.39)	7.14	28.32	51	0.07		6.95		7.12		214
Year ended 12/31/08(f)	7.42	0.04	(1.35)	(1.31)	(0.17)	(0.07)	(0.24)	5.87	(17.57)	42	0.09	(g)	19.27	(g)	2.43	(g)	27

Institutional Class
Six months ended 06/30/10	7.14	0.00	0.22	0.22	—	—	—	7.36	3.08	10	0.00	(e)	3.86	(e)	0.00	(e)	13
Year ended 12/31/09	5.87	0.44	1.22	1.66	(0.39)	—	(0.39)	7.14	28.32	21	0.06		6.36		7.13		214
Year ended 12/31/08	9.79	0.19	(3.86)	(3.67)	(0.18)	(0.07)	(0.25)	5.87	(37.42)	32	0.15		10.22		2.37		27
Year ended 12/31/07(f)	10.02	0.31	(0.14)	0.17	(0.30)	(0.10)	(0.40)	9.79	1.78	51	0.28	(g)	24.12	(g)	3.27	(g)	20

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.82% for the six months ended June 30, 2010 and the year ended December 31, 2009; 0.78% and 0.82% for the years ended December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,758, $2,402, $411, $528, $573, $1,118, $184, $73 and $12 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares; October 3, 2008 for Class Y shares; and June 1, 2010 for Class A5, Class C5 and Class R5.
(g)	Annualized.

39        Invesco Balanced-Risk Retirement Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class A5, Class C5 and Class R5 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010, through June 30, 2010. The actual ending account value and expenses of the Class A5, Class C5 and Class R5 shares in the example below are based on an investment of $1,000 invested as of close of business June 1, 2010 (commencement date) and held through June 30, 2010.
  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business June 1, 2010 through June 30, 2010 for the Class A5, Class C5 and Class R5 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class A5, Class C5 and Class R5 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Balanced-Risk Retirement Now Fund

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
A	$1,000.00	$1,018.60	$1.25	$1,023.55	$1.25	0.25%

A5	1,000.00	1,007.20	0.21	1,023.55	1.25	0.25

B	1,000.00	1,014.30	4.99	1,019.84	5.01	1.00

C	1,000.00	1,015.50	5.00	1,019.84	5.01	1.00

C5	1,000.00	1,006.00	0.82	1,019.84	5.01	1.00

R	1,000.00	1,016.80	2.50	1,022.32	2.51	0.50

R5	1,000.00	1,006.00	0.41	1,022.32	2.51	0.50

Y	1,000.00	1,020.50	0.00	1,024.79	0.00	0.00

Institutional	1,000.00	1,020.50	0.00	1,024.79	0.00	0.00

40        Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2010 Fund

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
A	$1,000.00	$1,018.90	$1.25	$1,023.55	$1.25	0.25%

A5	1,000.00	1,007.00	0.21	1,023.55	1.25	0.25

B	1,000.00	1,014.20	4.99	1,019.84	5.01	1.00

C	1,000.00	1,015.40	5.00	1,019.84	5.01	1.00

C5	1,000.00	1,005.90	0.82	1,019.84	5.01	1.00

R	1,000.00	1,017.70	2.50	1,022.32	2.51	0.50

R5	1,000.00	1,007.00	0.41	1,022.32	2.51	0.50

Y	1,000.00	1,020.00	0.00	1,024.79	0.00	0.00

Institutional	1,000.00	1,020.00	0.00	1,024.79	0.00	0.00

Invesco Balanced-Risk Retirement 2020 Fund

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
A	$1,000.00	$1,032.60	$1.26	$1,023.55	$1.25	0.25%

A5	1,000.00	1,011.10	0.21	1,023.55	1.25	0.25

B	1,000.00	1,027.80	5.03	1,019.84	5.01	1.00

C	1,000.00	1,027.80	5.03	1,019.84	5.01	1.00

C5	1,000.00	1,009.90	0.83	1,019.84	5.01	1.00

R	1,000.00	1,031.40	2.52	1,022.32	2.51	0.50

R5	1,000.00	1,011.10	0.41	1,022.32	2.51	0.50

Y	1,000.00	1,033.90	0.00	1,024.79	0.00	0.00

Institutional	1,000.00	1,033.80	0.00	1,024.79	0.00	0.00

Invesco Balanced-Risk Retirement 2030 Fund

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
A	$1,000.00	$1,030.30	$1.26	$1,023.55	$1.25	0.25%

A5	1,000.00	1,010.30	0.21	1,023.55	1.25	0.25

B	1,000.00	1,026.50	5.02	1,019.84	5.01	1.00

C	1,000.00	1,025.20	5.02	1,019.84	5.01	1.00

C5	1,000.00	1,010.50	0.83	1,019.84	5.01	1.00

R	1,000.00	1,027.80	2.51	1,022.32	2.51	0.50

R5	1,000.00	1,010.40	0.41	1,022.32	2.51	0.50

Y	1,000.00	1,031.60	0.00	1,024.79	0.00	0.00

Institutional	1,000.00	1,031.60	0.00	1,024.79	0.00	0.00

41        Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2040 Fund

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
A	$1,000.00	$1,031.30	$1.26	$1,023.55	$1.25	0.25%

A5	1,000.00	1,010.70	0.21	1,023.55	1.25	0.25

B	1,000.00	1,026.00	5.02	1,019.84	5.01	1.00

C	1,000.00	1,026.00	5.02	1,019.84	5.01	1.00

C5	1,000.00	1,010.80	0.83	1,019.84	5.01	1.00

R	1,000.00	1,028.60	2.51	1,022.32	2.51	0.50

R5	1,000.00	1,010.70	0.41	1,022.32	2.51	0.50

Y	1,000.00	1,031.20	0.00	1,024.79	0.00	0.00

Institutional	1,000.00	1,031.20	0.00	1,024.79	0.00	0.00

Invesco Balanced-Risk Retirement 2050 Fund

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
A	$1,000.00	$1,030.90	$1.26	$1,023.55	$1.25	0.25%

A5	1,000.00	1,011.00	0.21	1,023.55	1.25	0.25

B	1,000.00	1,026.80	5.03	1,019.84	5.01	1.00

C	1,000.00	1,026.80	5.03	1,019.84	5.01	1.00

C5	1,000.00	1,009.70	0.83	1,019.84	5.01	1.00

R	1,000.00	1,029.50	2.52	1,022.32	2.51	0.50

R5	1,000.00	1,011.10	0.41	1,022.32	2.51	0.50

Y	1,000.00	1,030.80	0.00	1,024.79	0.00	0.00

Institutional	1,000.00	1,030.80	0.00	1,024.79	0.00	0.00

[1]	The actual ending account value is based on the actual total return of the Funds for the period January 1, 2010 through June 30, 2010 (as of close of business June 1, 2010 through June 30, 2010 for the Class A5, Class C5 and Class R5 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class A5, Class C5, and Class R5 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 30 (as of close of business June 1, 2010 through June 30, 2010)/365. Because the Class A5, Class C5 and Class R5 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class A5, Class C5 and Class R5 shares of each Fund and other funds because such data is based on a full six month period.

42        Invesco Balanced-Risk Retirement Funds

Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2010 Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Invesco Growth Series (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that each Fund’s investment advisory agreement and sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of each Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for each Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of each Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with each Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under each Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to each Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing such Fund.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Invesco Balanced-Risk Retirement Now Fund
The Board noted that the Fund recently began operations and that comparative performance data for only the past two calendar years was available. The Board compared the Fund’s performance during the past two calendar years to the performance of all funds in the Lipper performance universe that are not managed by

43        Invesco Balanced-Risk Retirement Funds

Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that the performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and two year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Class A shares of the Fund was below the performance of the Index for the one and two year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2010 Fund
The Board noted that the Fund recently began operations and that comparative performance data for only the past two calendar years was available. The Board compared the Fund’s performance during the past two calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Mixed-Asset Target Allocation 2010 Funds Index. The Board noted that the performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period and the second quintile for the two year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Class A shares of the Fund was below the performance of the Index for the one and two year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2020 Fund
The Board noted that the Fund recently began operations and that comparative performance data for only the past two calendar years was available. The Board compared the Fund’s performance during the past two calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Mixed-Asset Target Allocation 2020 Funds Index. The Board noted that the performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the second quintile for the two year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Class A shares of the Fund was below the performance of the Index for the one and two year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2030 Fund
The Board noted that the Fund recently began operations and that comparative performance data for only the past two calendar years was available. The Board compared the Fund’s performance during the past two calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Mixed-Asset Target Allocation 2030 Funds Index. The Board noted that the performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the second quintile for the two year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the two year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2040 Fund
The Board noted that the Fund recently began operations and that comparative performance data for only the past two calendar years was available. The Board compared the Fund’s performance during the past two calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Mixed-Asset Target Allocation 2040 Funds Index. The Board noted that the performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period and second quintile for the two year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Class A shares of the Fund was below the performance of the Index for the one and two year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2050 Fund
The Board noted that the Fund recently began operations and that comparative performance data for only the past two calendar years was available. The Board compared the Fund’s performance during the past two calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Mixed-Asset Target Allocation 2050+ Funds Index. The Board noted that the performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period and the third quintile for the two year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Class A shares of the Fund was below the performance of the Index for the one year period (there being no Index data for the two year period). Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory Fees and Fee Waivers
The Board noted that each Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge any Fund any advisory fees pursuant to such Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge any Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this expense limitation would have on each Fund’s estimated total expenses.

D.	Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge any Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that each Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with each Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to each Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

44        Invesco Balanced-Risk Retirement Funds

Proxy Results

Special Meetings (“Meetings”) of Shareholders of Van Kampen In Retirement Strategy Fund, Van Kampen Retirement 2010 Strategy Fund, Van Kampen Retirement 2015 Strategy Fund, Van Kampen Retirement 2020 Strategy Fund, Van Kampen Retirement 2025 Strategy Fund, Van Kampen Retirement 2030 Strategy Fund, Van Kampen Retirement 2035 Strategy Fund, Van Kampen Retirement 2040 Strategy Fund, Van Kampen Retirement 2045 Strategy Fund and Van Kampen Retirement 2050 Strategy Fund were held on Tuesday, May 11, 2010. The Meetings were held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization.
	Van Kampen In Retirement Strategy Fund	977,796	65,652	62,912	0
	Van Kampen Retirement 2010 Strategy Fund	834,094	24,317	33,405	0
	Van Kampen Retirement 2015 Strategy Fund	1,101,455	60,094	134,356	0
	Van Kampen Retirement 2020 Strategy Fund	1,224,293	42,167	65,591	0
	Van Kampen Retirement 2025 Strategy Fund	855,740	18,179	42,129	0
	Van Kampen Retirement 2030 Strategy Fund	762,362	6,980	38,160	0
	Van Kampen Retirement 2035 Strategy Fund	437,182	11,120	21,667	0
	Van Kampen Retirement 2040 Strategy Fund	344,215	14,032	29,084	0
	Van Kampen Retirement 2045 Strategy Fund	132,846	2,310	9,047	0
	Van Kampen Retirement 2050 Strategy Fund	133,480	154	6,277	0

45        Invesco Balanced-Risk Retirement Funds

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You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
IBRR-SAR-1     Invesco Distributors, Inc.

Invesco Basic Value Fund
Semiannual Report to Shareholders ■ June 30, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses
16	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-11.21%
Class B Shares	-11.54
Class C Shares	-11.49
Class R Shares	-11.34
Class Y Shares	-11.09
Institutional Class Shares	-10.99
S&P 500 Index▼ (Broad Market Index)	-6.64
Russell 1000 Value Index▼ (Style-Specific Index)	-5.12
Lipper Large-Cap Value Funds Index▼ (Peer Group Index)	-7.13

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (10/18/95)	5.96%
10 Years	-0.16
5 Years	-5.82
1 Year	7.65

Class B Shares
Inception (10/18/95)	6.00%
10 Years	-0.15
5 Years	-5.72
1 Year	8.09

Class C Shares
Inception (5/3/99)	0.90%
10 Years	-0.29
5 Years	-5.46
1 Year	12.09

Class R Shares
10 Years	0.20%
5 Years	-4.98
1 Year	13.62

Class Y Shares
10 Years	0.45%
5 Years	-4.67
1 Year	14.14

Institutional Class Shares
Inception (3/15/02)	-1.35%
5 Years	-4.30
1 Year	14.42
Performance includes litigation proceeds. Had these proceeds not been included, returns would have been lower.
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.41%, 2.16%, 2.16%, 1.66%, 1.16% and 0.79%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
2           Invesco Basic Value Fund

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees
Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
3           Invesco Basic Value Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.71%
Advertising–4.84%
Interpublic Group of Cos., Inc. (The)(b)	1,317,260	$9,392,081

Omnicom Group Inc.	1,326,451	45,497,269

		54,889,350

Aerospace & Defense–1.92%
Honeywell International, Inc.	556,762	21,730,421

Asset Management & Custody Banks–1.84%
Bank of New York Mellon Corp.	847,406	20,922,454

Brewers–3.31%
Molson Coors Brewing Co.–Class B	887,332	37,587,383

Cable & Satellite–5.67%
Comcast Corp.–Class A(b)	1,685,512	29,277,343

Time Warner Cable Inc.	672,068	35,001,302

		64,278,645

Casinos & Gaming–1.49%
International Game Technology	1,075,268	16,881,708

Computer Hardware–4.23%
Dell Inc.(b)	1,161,478	14,007,425

Hewlett-Packard Co.(b)	785,422	33,993,064

		48,000,489

Data Processing & Outsourced Services–1.27%
Western Union Co.(b)	967,026	14,418,358

Department Stores–1.76%
Macy’s, Inc.	1,114,448	19,948,619

Diversified Banks–5.15%
Comerica Inc.	407,431	15,005,684

U.S. Bancorp(b)	664,216	14,845,228

Wells Fargo & Co.(b)	1,118,236	28,626,841

		58,477,753

General Merchandise Stores–2.57%
Target Corp.	592,072	29,112,180

Household Products–2.50%
Procter & Gamble Co. (The)	473,705	28,412,826

Hypermarkets & Super Centers–2.99%
Wal-Mart Stores, Inc.(b)	706,368	33,955,110

Industrial Conglomerates–2.54%
General Electric Co.(b)	995,883	14,360,633

Tyco International Ltd.(b)	408,873	14,404,596

		28,765,229

Industrial Machinery–2.52%
Illinois Tool Works Inc.	692,708	28,594,986

Integrated Oil & Gas–9.62%
Chevron Corp.	424,055	28,776,372

Exxon Mobil Corp.(b)	400,011	22,828,628

Petroleo Brasileiro S.A.–ADR (Brazil)	678,584	23,289,003

Royal Dutch Shell PLC–ADR (United Kingdom)	682,245	34,262,344

		109,156,347

Internet Software & Services–2.69%
eBay Inc.(b)	1,555,067	30,494,864

Investment Banking & Brokerage–2.74%
Goldman Sachs Group, Inc. (The)	111,260	14,605,100

Morgan Stanley(b)	711,941	16,524,151

		31,129,251

IT Consulting & Other Services–1.36%
Accenture PLC–Class A (Ireland)(b)	399,944	15,457,836

Life & Health Insurance–2.83%
MetLife, Inc.	457,398	17,271,348

Torchmark Corp.	299,162	14,811,511

		32,082,859

Managed Health Care–1.26%
UnitedHealth Group Inc.(b)	504,634	14,331,606

Movies & Entertainment–1.99%
Time Warner Inc.	779,140	22,524,937

Oil & Gas Drilling–1.53%
Noble Corp.(b)	562,409	17,384,062

Other Diversified Financial Services–6.85%
Bank of America Corp.(b)	2,399,667	34,483,215

JPMorgan Chase & Co.(b)	1,180,584	43,221,180

		77,704,395

Packaged Foods & Meats–2.01%
Kraft Foods Inc.–Class A(b)	815,360	22,830,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Basic Value Fund

	Shares	Value

Pharmaceuticals–3.55%
Bristol-Myers Squibb Co.(b)	805,695	$20,094,033

Pfizer Inc.(b)	1,412,473	20,141,865

		40,235,898

Property & Casualty Insurance–7.95%
Allied World Assurance Co. Holdings, Ltd. (Bermuda)	143,545	6,514,072

Aspen Insurance Holdings Ltd.	312,426	7,729,419

Chubb Corp. (The)(b)	933,515	46,685,085

Travelers Cos., Inc. (The)	594,298	29,269,177

		90,197,753

Semiconductors–1.72%
Intel Corp.(b)	1,005,136	19,549,895

Soft Drinks–1.28%
Coca-Cola Co. (The)(b)	289,921	14,530,840

Steel–1.46%
POSCO–ADR (South Korea)	176,033	16,603,433

Wireless Telecommunication Services–1.27%
Vodafone Group PLC–ADR (United Kingdom)	695,596	14,377,969

Total Common Stocks & Other Equity Interests (Cost $1,056,420,607)		1,074,567,536

Money Market Funds–2.28%
Liquid Assets Portfolio–Institutional Class(c)	12,934,718	12,934,718

Premier Portfolio–Institutional Class(c)	12,934,718	12,934,718

Total Money Market Funds (Cost $25,869,436)		25,869,436

TOTAL INVESTMENTS–96.99% (Cost $1,082,290,043)		1,100,436,972

OTHER ASSETS LESS LIABILITIES–3.01%		34,207,305

NET ASSETS–100.00%		$1,134,644,277

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Financials	27.4%

Consumer Discretionary	18.3

Consumer Staples	12.1

Information Technology	11.3

Energy	11.1

Industrials	7.0

Health Care	4.8

Materials	1.4

Telecommunication Services	1.3

Money Market Funds Plus Other Assets Less Liabilities	5.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Basic Value Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $1,056,420,607)	$1,074,567,536

Investments in affiliated money market funds, at value and cost	25,869,436

Total investments, at value (Cost $1,082,290,043)	1,100,436,972

Cash	19,880,078

Receivables for:
Investments sold	778,866,252

Investments sold to affiliates	14,282,659

Fund shares sold	330,230

Dividends	1,064,961

Fund expenses absorbed	5,326

Investment for trustee deferred compensation and retirement plans	67,729

Other assets	44,877

Total assets	1,914,979,084

Liabilities:
Payables for:
Investments purchased	670,532,242

Investments purchased from affiliates	103,690,906

Fund shares reacquired	4,273,848

Accrued fees to affiliates	1,170,632

Accrued other operating expenses	178,911

Trustee deferred compensation and retirement plans	488,268

Total liabilities	780,334,807

Net assets applicable to shares outstanding	$1,134,644,277

Net assets consist of:
Shares of beneficial interest	$1,587,584,782

Undistributed net investment income (loss)	(2,006,001)

Undistributed net realized gain (loss)	(468,576,182)

Unrealized appreciation	17,641,678

$1,134,644,277

Net Assets:
Class A	$814,789,095

Class B	$137,961,732

Class C	$112,307,954

Class R	$20,242,192

Class Y	$20,017,715

Institutional Class	$29,325,589

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	46,558,523

Class B	8,822,163

Class C	7,182,476

Class R	1,171,119

Class Y	1,139,787

Institutional Class	1,630,727

Class A:
Net asset value per share	$17.50

Maximum offering price per share (Net asset value of $17.50 divided by 94.50%)	$18.52

Class B:
Net asset value and offering price per share	$15.64

Class C:
Net asset value and offering price per share	$15.64

Class R:
Net asset value and offering price per share	$17.28

Class Y:
Net asset value and offering price per share	$17.56

Institutional Class:
Net asset value and offering price per share	$17.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Basic Value Fund

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $288,802)	$8,540,678

Dividends from affiliated money market funds	8,701

Total investment income	8,549,379

Expenses:
Advisory fees	4,400,571

Administrative services fees	179,993

Custodian fees	26,083

Distribution fees:
Class A	1,181,907

Class B	973,031

Class C	666,232

Class R	59,534

Transfer agent fees — A, B, C, R and Y	2,341,864

Transfer agent fees — Institutional	13,455

Trustees’ and officers’ fees and benefits	29,835

Other	215,319

Total expenses	10,087,824

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(22,082)

Net expenses	10,065,742

Net investment income (loss)	(1,516,363)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(373,723))	43,462,680

Foreign currencies	(344,073)

43,118,607

Change in net unrealized appreciation (depreciation) of:
Investment securities	(184,893,298)

Foreign currencies	(501,934)

(185,395,232)

Net realized and unrealized gain (loss)	(142,276,625)

Net increase (decrease) in net assets resulting from operations	$(143,792,988)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Basic Value Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income (loss)	$(1,516,363)	$260,703

Net realized gain (loss)	43,118,607	(140,637,246)

Change in net unrealized appreciation (depreciation)	(185,395,232)	676,236,493

Net increase (decrease) in net assets resulting from operations	(143,792,988)	535,859,950

Distributions to shareholders from net investment income:
Class A	—	(14,272,008)

Class R	—	(273,233)

Class Y	—	(270,870)

Institutional Class	—	(1,082,601)

Total distributions from net investment income	—	(15,898,712)

Share transactions–net:
Class A	(54,908,963)	(149,912,944)

Class B	(74,782,579)	(153,607,639)

Class C	(12,942,767)	(28,078,780)

Class R	(1,981,625)	(7,110,568)

Class Y	5,314,285	3,492,338

Institutional Class	472,124	(35,197,489)

Net increase (decrease) in net assets resulting from share transactions	(138,829,525)	(370,415,082)

Net increase (decrease) in net assets	(282,622,513)	149,546,156

Net assets:
Beginning of period	1,417,266,790	1,267,720,634

End of period (includes undistributed net investment income (loss) of $(2,006,001) and $(489,638), respectively)	$1,134,644,277	$1,417,266,790

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Basic Value Fund, formerly AIM Basic Value Fund, (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series), formerly AIM Growth Series, (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Effective April 1, 2010, Class R shares are no longer subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by

8        Invesco Basic Value Fund

independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

9        Invesco Basic Value Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.695%

Next $250 million	0.67%

Next $500 million	0.645%

Next $1.5 billion	0.62%

Next $2.5 billion	0.595%

Next $2.5 billion	0.57%

Next $2.5 billion	0.545%

Over $10 billion	0.52%

10        Invesco Basic Value Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $14,686.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $2,105.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2010, IDI advised the Fund that IDI retained $44,518 in front-end sales commissions from the sale of Class A shares and $0, $80,914 and $1,285 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

11        Invesco Basic Value Fund

  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,100,436,972	$—	$—	$1,100,436,972

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities purchases of $129,399,093 and securities sales of $16,320,655, which resulted in net realized (losses) of $(373,723).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,291.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $2,939 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$180,807,470

December 31, 2017	251,238,361

Total capital loss carryforward	$432,045,831

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

12        Invesco Basic Value Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $1,007,225,567 and $1,195,939,297, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$—

Aggregate unrealized (depreciation) of investment securities	(59,178,512)

Net unrealized appreciation (depreciation) of investment securities	$(59,178,512)

Cost of investments for tax purposes is $1,159,615,484.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	1,816,002	$36,267,476	6,801,323	$105,436,621

Class B	262,213	4,668,476	928,496	12,556,967

Class C	275,088	4,974,621	683,852	9,614,225

Class R	153,508	3,005,939	585,525	8,941,935

Class Y	370,137	7,546,779	331,090	4,914,463

Institutional Class	240,189	4,720,271	418,588	5,863,508

Issued as reinvestment of dividends:
Class A	—	—	701,839	13,609,465

Class R	—	—	14,244	273,211

Class Y	—	—	13,647	265,151

Institutional Class	—	—	54,463	1,082,183

Automatic conversion of Class B shares to Class A shares:
Class A	2,804,016	55,834,289	6,200,939	99,165,231

Class B	(3,132,103)	(55,834,289)	(6,960,778)	(99,165,231)

Reacquired:
Class A	(7,420,707)	(147,010,728)	(23,963,135)	(368,124,261)

Class B	(1,331,030)	(23,616,766)	(5,127,561)	(66,999,375)

Class C	(1,002,607)	(17,917,388)	(2,852,533)	(37,693,005)

Class R	(255,691)	(4,987,564)	(1,041,583)	(16,325,714)

Class Y	(116,173)	(2,232,494)	(103,954)	(1,687,276)

Institutional Class	(208,308)	(4,248,147)	(2,395,567)	(42,143,180)

Net increase (decrease) in share activity	(7,545,466)	$(138,829,525)	(25,711,105)	$(370,415,082)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13        Invesco Basic Value Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset	Net		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 06/30/10	$19.71	$(0.01	)(c)	$(2.20)	$(2.21)	$—	$—	$—	$17.50	(11.21)%	$814,789	1.32	%(e)	1.32	%(e)	(0.05	)%(e)	76%
Year ended 12/31/09	13.20	0.03	(c)	6.77 (d)	6.80	(0.29)	—	(0.29)	19.71	51.55 (d)	972,680	1.41		1.41		0.21		21
Year ended 12/31/08	31.51	0.18	(c)	(16.60)	(16.42)	(0.05)	(1.84)	(1.89)	13.20	(51.86)	786,705	1.26		1.26		0.73		57
Year ended 12/31/07	36.61	0.12		0.24	0.36	(0.02)	(5.44)	(5.46)	31.51	1.07	2,404,900	1.14		1.17		0.31		23
Year ended 12/31/06	34.22	0.14		4.38	4.52	(0.03)	(2.10)	(2.13)	36.61	13.20	3,173,889	1.15		1.20		0.36		14
Year ended 12/31/05	32.42	0.06		1.74	1.80	—	—	—	34.22	5.55	3,682,420	1.19		1.25		0.15		12

Class B
Six months ended 06/30/10	17.68	(0.07	)(c)	(1.97)	(2.04)	—	—	—	15.64	(11.54)	137,962	2.07	(e)	2.07	(e)	(0.80	)(e)	76
Year ended 12/31/09	11.75	(0.07	)(c)	6.00 (d)	5.93	—	—	—	17.68	50.47 (d)	230,190	2.16		2.16		(0.54)		21
Year ended 12/31/08	28.59	0.00	(c)	(15.00)	(15.00)	—	(1.84)	(1.84)	11.75	(52.21)	284,106	2.01		2.01		(0.02)		57
Year ended 12/31/07	33.95	(0.15)		0.23	0.08	—	(5.44)	(5.44)	28.59	0.31	1,015,776	1.89		1.92		(0.44)		23
Year ended 12/31/06	32.09	(0.14)		4.10	3.96	—	(2.10)	(2.10)	33.95	12.33	1,436,084	1.90		1.95		(0.39)		14
Year ended 12/31/05	30.62	(0.19)		1.66	1.47	—	—	—	32.09	4.80	1,682,608	1.89		1.95		(0.55)		12

Class C
Six months ended 06/30/10	17.67	(0.07	)(c)	(1.96)	(2.03)	—	—	—	15.64	(11.49)	112,308	2.07	(e)	2.07	(e)	(0.80	)(e)	76
Year ended 12/31/09	11.75	(0.08	)(c)	6.00 (d)	5.92	—	—	—	17.67	50.38 (d)	139,794	2.16		2.16		(0.54)		21
Year ended 12/31/08	28.59	0.00	(c)	(15.00)	(15.00)	—	(1.84)	(1.84)	11.75	(52.21)	118,379	2.01		2.01		(0.02)		57
Year ended 12/31/07	33.95	(0.15)		0.23	0.08	—	(5.44)	(5.44)	28.59	0.31	399,262	1.89		1.92		(0.44)		23
Year ended 12/31/06	32.08	(0.14)		4.11	3.97	—	(2.10)	(2.10)	33.95	12.37	508,775	1.90		1.95		(0.39)		14
Year ended 12/31/05	30.61	(0.19)		1.66	1.47	—	—	—	32.08	4.80	566,685	1.89		1.95		(0.55)		12

Class R
Six months ended 06/30/10	19.49	(0.03	)(c)	(2.18)	(2.21)	—	—	—	17.28	(11.34)	20,242	1.57	(e)	1.57	(e)	(0.30	)(e)	76
Year ended 12/31/09	13.03	(0.01	)(c)	6.68 (d)	6.67	(0.21)	—	(0.21)	19.49	51.26 (d)	24,813	1.66		1.66		(0.04)		21
Year ended 12/31/08	31.12	0.12	(c)	(16.37)	(16.25)	—	(1.84)	(1.84)	13.03	(51.98)	22,352	1.51		1.51		0.48		57
Year ended 12/31/07	36.29	0.02		0.25	0.27	—	(5.44)	(5.44)	31.12	0.82	51,572	1.39		1.42		0.06		23
Year ended 12/31/06	34.00	0.03		4.36	4.39	—	(2.10)	(2.10)	36.29	12.91	55,718	1.40		1.45		0.11		14
Year ended 12/31/05	32.28	(0.02)		1.74	1.72	—	—	—	34.00	5.33	33,049	1.39		1.45		(0.05)		12

Class Y
Six months ended 06/30/10	19.75	0.02	(c)	(2.21)	(2.19)	—	—	—	17.56	(11.09)	20,018	1.07	(e)	1.07	(e)	0.20	(e)	76
Year ended 12/31/09	13.21	0.08	(c)	6.77 (d)	6.85	(0.31)	—	(0.31)	19.75	51.89 (d)	17,497	1.16		1.16		0.46		21
Year ended 12/31/08(f)	20.24	0.03	(c)	(5.17)	(5.14)	(0.05)	(1.84)	(1.89)	13.21	(25.00)	8,519	1.28	(g)	1.28	(g)	0.71	(g)	57

Institutional Class
Six months ended 06/30/10	20.20	0.05	(c)	(2.27)	(2.22)	—	—	—	17.98	(10.99)	29,326	0.80	(e)	0.80	(e)	0.47	(e)	76
Year ended 12/31/09	13.53	0.14	(c)	6.97 (d)	7.11	(0.44)	—	(0.44)	20.20	52.58 (d)	32,293	0.79		0.79		0.83		21
Year ended 12/31/08	32.47	0.31	(c)	(17.16)	(16.85)	(0.25)	(1.84)	(2.09)	13.53	(51.63)	47,659	0.81		0.81		1.18		57
Year ended 12/31/07	37.43	0.23		0.27	0.50	(0.02)	(5.44)	(5.46)	32.47	1.42	327,654	0.76		0.79		0.69		23
Year ended 12/31/06	34.95	0.24		4.53	4.77	(0.19)	(2.10)	(2.29)	37.43	13.64	339,915	0.75		0.80		0.76		14
Year ended 12/31/05	32.96	0.17		1.82	1.99	—	—	—	34.95	6.04	209,208	0.72		0.78		0.62		12

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains on securities (both realized and unrealized) per share would have been $6.48, $5.71, $5.71, $6.39, $6.48 and $6.68 for Class A, Class B, Class C, Class R, Class Y and Institutional Class, respectively and total return would have been lower.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $953,361, $196,219, $134,351, $24,011, $20,538 and $32,259 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

14        Invesco Basic Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
A	$1,000.00	$887.90	$6.18	$1,018.25	$6.61	1.32%

B	1,000.00	884.60	9.67	1,014.53	10.34	2.07

C	1,000.00	885.10	9.68	1,014.53	10.34	2.07

R	1,000.00	886.60	7.34	1,017.01	7.85	1.57

Y	1,000.00	889.10	5.01	1,019.49	5.36	1.07

Institutional	1,000.00	890.10	3.75	1,020.83	4.01	0.80

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15        Invesco Basic Value Fund

Approval of Investment Advisory and Sub-Advisory

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Basic Value Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by

16        Invesco Basic Value Fund

Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Large-Cap Value Funds Index. The Board noted that the performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was above the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including two mutual funds advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was: (i) below the effective fee rate for one of the mutual funds and (ii) above the effective fee rate for the other mutual fund.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients based upon policies reviewed with the Board. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts, including provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets managed for other client accounts and noted that advance notice of redemptions affecting management assets is often provided to Invesco Advisers by institutional clients. Although the Board noted that the fees charged to other client accounts were often lower than the advisory fee charged by Invesco Advisers to the Fund and other Invesco Funds, the Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were more comparable. In light of this information, the Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from services provided to other client accounts and accordingly, the Board did not place significant weight on these fee comparisons.
  The Board also noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes seven breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for the research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

17        Invesco Basic Value Fund

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You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
BVA-SAR-1          Invesco Distributors, Inc.

Invesco Allocation Funds
Semiannual Report to Shareholders ■ June 30, 2010
Invesco Conservative Allocation Fund
Invesco Growth Allocation Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund

2	Fund Performance
12	Letters to Shareholders
13	Schedule of Investments
19	Financial Statements
24	Notes to Financial Statements
34	Financial Highlights
39	Fund Expenses
41	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary — Invesco Conservative Allocation Fund
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.32%
Class B Shares	-0.11
Class C Shares	0.00
Class R Shares	0.22
Class S Shares	0.32
Class Y Shares	0.54
Institutional Class Shares	0.54
S&P 500 Index▼ (Broad Market Index)	-6.64
Custom Conservative Allocation Index■ (Style-Specific Index)	2.09
Lipper Mixed-Asset Target Allocation Conservative Funds Index▼ (Peer Group Index)	1.28

▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Conservative Allocation Fund, is composed of the following indexes: Russell 3000®, MSCI EAFE®, Barclays Capital U.S. Universal, FTSE NAREIT Equity REITs and the three-month U.S. Treasury bill. The composition of the index may change from time to time based on the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
2      Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	1.54%
5 Years	0.86
1 Year	3.09

Class B Shares
Inception (4/30/04)	1.70%
5 Years	0.90
1 Year	3.26

Class C Shares
Inception (4/30/04)	1.70%
5 Years	1.25
1 Year	7.26

Class R Shares
Inception (4/30/04)	2.21%
5 Years	1.76
1 Year	8.84

Class S Shares
Inception	2.47%
5 Years	2.02
1 Year	9.10

Class Y Shares
Inception	2.54%
5 Years	2.11
1 Year	9.35

Institutional Class Shares
Inception (4/30/04)	2.59%
5 Years	2.09
1 Year	9.43
Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares was 1.08%, 1.83%, 1.83%, 1.33%, 0.98%, 0.83% and 0.83%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S Class Y and Institutional Class shares was 1.27%, 2.02%, 2.02%, 1.52%, 1.17%, 1.02% and 0.83%, respectively.1,2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.60% for Invesco Conservative Allocation Fund.

2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.
3      Invesco Allocation Funds

Fund Performance
Performance summary — Invesco Growth Allocation Fund
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.59%
Class B Shares	-5.97
Class C Shares	-5.97
Class R Shares	-5.71
Class S Shares	-5.59
Class Y Shares	-5.49
Institutional Class Shares	-5.46
S&P 500 Index▼ (Broad Market Index)	-6.64
Custom Growth Allocation Index■ (Style-Specific Index)	-6.71
Lipper Multi-Cap Core Funds Index▼ (Peer Group Index)	-5.68

▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market
     The Custom Growth Allocation Index, created by Invesco to serve as a benchmark for Invesco Growth Allocation Fund, is composed of the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The composition of the index may change from time to time based on the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
4      Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	1.40%
5 Years	-0.91
1 Year	7.17

Class B Shares
Inception (4/30/04)	1.59%
5 Years	-0.86
1 Year	7.55

Class C Shares
Inception (4/30/04)	1.59%
5 Years	-0.52
1 Year	11.55

Class R Shares
Inception (4/30/04)	2.10%
5 Years	-0.02
1 Year	13.09

Class S Shares
Inception	2.34%
5 Years	0.23
1 Year	13.41

Class Y Shares
Inception	2.41%
5 Years	0.31
1 Year	13.61

Institutional Class Shares
Inception (4/30/04)	2.67
5 Years	0.55
1 Year	13.79
Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares was 1.28%, 2.03%, 2.03%, 1.53%, 1.18%, 1.03% and 0.98%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S Class Y and Institutional Class shares was 1.50%, 2.25%, 2.25%, 1.75%, 1.40%, 1.25% and 0.98%, respectively.1,2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses on the Fund’s Class A, B, C, R, S and Y shares in the past, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.82% for Invesco Growth Allocation Fund.

2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.
5      Invesco Allocation Funds

Fund Performance
Performance summary — Invesco Moderate Allocation Fund
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.18%
Class B Shares	-2.50
Class C Shares	-2.50
Class R Shares	-2.29
Class S Shares	-2.08
Class Y Shares	-1.98
Institutional Class Shares	-2.07
S&P 500 Index▼ (Broad Market Index)	-6.64
Custom Moderate Allocation Index■ (Style-Specific Index)	-2.42
Lipper Mixed-Asset Target Allocation Moderate Funds Index▼ (Peer Group Index)	-2.76

▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market
     The Custom Moderate Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderate Allocation Fund, is composed of the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The composition of the index may change from time to time based on the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mixed-Asset Target Allocation Moderate Funds Index is an unmanaged index considered representative of mixed-asset target allocation moderate funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
6      Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	2.18%
5 Years	0.54
1 Year	9.00

Class B Shares
Inception (4/30/04)	2.36%
5 Years	0.60
1 Year	9.49

Class C Shares
Inception (4/30/04)	2.36%
5 Years	0.93
1 Year	13.49

Class R Shares
Inception (4/30/04)	2.88%
5 Years	1.44
1 Year	15.07

Class S Shares
Inception	3.12%
5 Years	1.69
1 Year	15.33

Class Y Shares
Inception	3.19%
5 Years	1.77
1 Year	15.69

Institutional Class Shares
Inception (4/30/04)	3.41%
5 Years	1.96
1 Year	15.64
Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares was 1.09%, 1.84%, 1.84%, 1.34%, 0.99%, 0.84% and 0.85%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S Class Y and Institutional Class shares was 1.29%, 2.04%, 2.04%, 1.54%, 1.19%, 1.04% and 0.91%, respectively.1,2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses on the Fund’s Class A, B, C, R, S and Y shares in the past, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.72% for Invesco Moderate Allocation Fund.

2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.
7      Invesco Allocation Funds

Fund Performance
Performance summary — Invesco Moderate Growth Allocation Fund
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-4.07%
Class B Shares	-4.43
Class C Shares	-4.43
Class R Shares	-4.19
Class Y Shares	-3.87
Institutional Class Shares	-3.95
S&P 500 Index▼ (Broad Market Index)	-6.64
Custom Moderate Growth Allocation Index■ (Style-Specific Index)	-4.90
Lipper Mixed-Asset Target Allocation Growth Funds Index▼ (Peer Group Index)	-4.08

▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market
     The Custom Moderate Growth Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderate Growth Allocation Fund, is composed of the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The composition of the index may change from time to time based on the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
8      Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (4/29/05)	0.93%
5 Years	-0.06
1 Year	8.12

Class B Shares
Inception (4/29/05)	1.14%
5 Years	-0.02
1 Year	8.64

Class C Shares
Inception (4/29/05)	1.29%
5 Years	0.33
1 Year	12.65

Class R Shares
Inception (4/29/05)	1.77%
5 Years	0.81
1 Year	14.19

Class Y Shares
Inception	2.15%
5 Years	1.18
1 Year	14.85

Institutional Class Shares
Inception (4/29/05)	2.31%
5 Years	1.34
1 Year	14.76
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.12%, 1.87%, 1.87%, 1.37%, 0.87% and 0.88%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.37%, 2.12%, 2.12%, 1.62%, 1.12% and 0.96%, respectively.1,2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses on the Fund’s Class A, B, C, R, S and Y shares in the past, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.75% for Invesco Moderate Growth Allocation Fund.

2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.
9      Invesco Allocation Funds

Fund Performance
Performance summary — Invesco Moderately Conservative Allocation Fund
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.32%
Class B Shares	-0.75
Class C Shares	-0.75
Class R Shares	-0.54
Class Y Shares	-0.21
Institutional Class Shares	-0.21
S&P 500 Index▼ (Broad Market Index)	-6.64
Custom Moderately Conservative Allocation Index■ (Style-Specific Index)	0.54
Lipper Mixed-Asset Target Allocation Conservative Funds Index▼ (Peer Group Index)	1.28

▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market
     The Custom Moderately Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderately Conservative Allocation Fund, is composed of the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The composition of the index may change from time to time based on the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
10      Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (4/29/05)	1.32%
5 Years	0.77
1 Year	5.76

Class B Shares
Inception (4/29/05)	1.51%
5 Years	0.84
1 Year	6.17

Class C Shares
Inception (4/29/05)	1.72%
5 Years	1.20
1 Year	10.14

Class R Shares
Inception (4/29/05)	2.18%
5 Years	1.65
1 Year	11.61

Class Y Shares
Inception	2.51%
5 Years	2.00
1 Year	12.32

Institutional Class Shares
Inception (4/29/05)	2.71%
5 Years	2.20
1 Year	12.27
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.06%, 1.81%, 1.81%, 1.31%, 0.81% and 0.81%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.38%, 2.13%, 2.13%, 1.63%, 1.13% and 0.99%, respectively.1,2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.67% for Invesco Moderately Conservative Allocation Fund.

2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.
11      Invesco Allocation Funds

Letters to Shareholders
     Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees
     Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
12       Invesco Allocation Funds

Schedule of Investments

June 30, 2010
(Unaudited)

Invesco Conservative Allocation Fund
Schedule of Investments in Affiliated Issuers–100.03%(a)

					Change in
	% of				Unrealized
	Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/10	06/30/10

Asset Allocation Funds–6.05%
Invesco Balanced-Risk Allocation Fund	6.05%	$6,926,067	$728,686	$(849,018)	$173,457	$56,091	$—	650,211	$7,035,283

Domestic Equity Funds–13.01%
Invesco Charter Fund	3.32%	4,330,646	425,067	(580,291)	(246,292)	(73,245)	—	270,778	3,855,885

Invesco Endeavor Fund(b)	1.64%	2,300,183	212,534	(657,339)	(21,600)	65,831	—	140,399	1,899,609

Invesco Large Cap Basic Value Fund	1.59%	2,254,529	212,534	(375,790)	(19,210)	(220,816)	—	216,773	1,851,247

Invesco Large Cap Growth Fund	1.64%	2,173,501	212,533	(358,457)	(64,789)	(56,690)	—	192,729	1,906,098

Invesco Multi-Sector Fund	1.61%	2,154,251	212,533	(328,669)	(13,416)	(152,670)	—	99,841	1,872,029

Invesco Structured Growth Fund	1.61%	2,183,583	212,533	(326,484)	(84,901)	(119,203)	—	240,093	1,865,528

Invesco Structured Value Fund	1.60%	2,190,321	212,534	(362,287)	(50,675)	(125,247)	—	244,383	1,864,646

Total Domestic Equity Funds		17,587,014	1,700,268	(2,989,317)	(500,883)	(682,040)	—	1,404,996	15,115,042

Fixed-Income Funds–66.12%
Invesco Core Bond Fund	20.54%	24,898,556	3,264,328	(5,013,145)	1,471,107	(756,621)	601,411	2,651,580	23,864,225

Invesco Emerging Market Local Currency Debt Fund(b)	2.00%	—	2,361,791	(16,694)	(23,378)	36	—	234,520	2,321,755

Invesco Floating Rate Fund	7.08%	8,518,107	1,087,439	(1,404,123)	321,157	(299,296)	232,794	1,115,778	8,223,284

Invesco International Total Return Fund	4.09%	4,559,010	857,260	(408,610)	(289,895)	35,879	38,920	436,514	4,753,644

Invesco Limited Maturity Treasury Fund	8.09%	8,407,619	1,730,735	(785,939)	11,432	38,378	23,953	892,051	9,402,225

Invesco Short Term Bond Fund	24.32%	26,254,044	4,316,080	(2,456,061)	470,043	(315,896)	368,579	3,252,958	28,268,210

Total Fixed-Income Funds		72,637,336	13,617,633	(10,084,572)	1,960,466	(1,297,520)	1,265,657	8,583,401	76,833,343

Foreign Equity Funds–2.38%
Invesco International Core Equity Fund	2.38%	3,061,375	432,122	(270,420)	(298,220)	(156,376)	—	302,897	2,768,481

Real Estate Funds–2.40%
Invesco Select Real Estate Income Fund	2.40%	3,345,258	370,217	(1,031,906)	328,889	(219,750)	66,597	384,670	2,792,708

Money Market Funds–10.07%
Liquid Assets Portfolio–Institutional Class	10.07%	10,507,622	2,197,644	(1,002,184)	—	—	8,196	11,703,081	11,703,082

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $118,899,692)	100.03%	$114,064,672	$19,046,570	$(16,227,417)	$1,663,709	$(2,299,595)	$1,340,450		$116,247,939

OTHER ASSETS LESS LIABILITIES	(0.03)%								(40,266)

NET ASSETS	100.00%								$116,207,673

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Allocation Funds

Schedule of Investments—(continued)

June 30, 2010
(Unaudited)

Invesco Growth Allocation Fund
Schedule of Investments in Affiliated Issuers–100.12%(a)

					Change in
	% of				Unrealized
	Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/10	06/30/10

Asset Allocation Funds–20.61%
Invesco Balanced-Risk Allocation Fund	20.61%	$81,557,041	$4,097,804	$(2,792,176)	$2,383,764	$178,417	$—	7,895,088	$85,424,850

Domestic Equity Funds–39.09%
Invesco Dynamics Fund(b)	2.98%	16,402,714	259,516	(3,920,238)	(528,691)	130,472	—	689,211	12,343,773

Invesco Large Cap Basic Value Fund	5.19%	28,579,127	454,004	(4,627,602)	118,954	(2,995,095)	—	2,521,006	21,529,388

Invesco Large Cap Growth Fund	6.15%	31,599,820	680,088	(5,102,839)	(1,174,593)	(492,293)	—	2,579,392	25,510,183

Invesco Multi-Sector Fund	7.51%	38,990,048	648,790	(5,720,472)	(1,456,150)	(1,348,266)	—	1,659,411	31,113,950

Invesco Small Cap Growth Fund(b)	6.04%	31,294,716	519,106	(6,688,780)	1,200,745	(1,270,178)	—	1,077,661	25,055,609

Invesco Structured Growth Fund	5.99%	31,651,405	519,180	(4,570,417)	(1,678,004)	(1,111,369)	—	3,193,152	24,810,795

Invesco Structured Value Fund	5.23%	27,718,700	454,004	(4,391,555)	(427,122)	(1,668,473)	—	2,842,143	21,685,554

Total Domestic Equity Funds		206,236,530	3,534,688	(35,021,903)	(3,944,861)	(8,755,202)	—	14,561,976	162,049,252

Fixed-Income Funds–10.55%
Invesco Emerging Market Local Currency Debt Fund(b)	5.19%	—	21,968,491	(229,182)	(217,389)	(14)	—	2,173,930	21,521,906

Invesco High Yield Fund	5.36%	23,555,011	1,354,283	(2,658,042)	210,568	(235,145)	966,832	5,542,812	22,226,675

Total Fixed-Income Funds		23,555,011	23,322,774	(2,887,224)	(6,821)	(235,159)	966,832	7,716,742	43,748,581

Foreign Equity Funds–24.96%
Invesco International Core Equity Fund	12.47%	55,392,320	6,342,637	(1,767,939)	(7,806,829)	(454,002)	—	5,657,132	51,706,187

Invesco International Growth Fund	12.49%	56,511,853	2,029,444	(1,832,431)	(4,868,905)	(66,250)	—	2,261,848	51,773,711

Total Foreign Equity Funds		111,904,173	8,372,081	(3,600,370)	(12,675,734)	(520,252)	—	7,918,980	103,479,898

Real Estate Funds–4.91%
Invesco Global Real Estate Fund	4.91%	23,221,846	571,893	(1,971,069)	(565,786)	(893,446)	200,832	2,351,436	20,363,438

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $506,771,895)	100.12%	$446,474,601	$39,899,240	$(46,272,742)	$(14,809,438)	$(10,225,642)	$1,167,664		$415,066,019

OTHER ASSETS LESS LIABILITIES	(0.12)%								(478,020)

NET ASSETS	100.00%								$414,587,999

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Allocation Funds

Schedule of Investments—(continued)

June 30, 2010
(Unaudited)

Invesco Moderate Allocation Fund
Schedule of Investments in Affiliated Issuers–100.17%(a)

					Change in
	% of				Unrealized
	Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/10	06/30/10

Asset Allocation Funds–12.24%
Invesco Balanced-Risk Allocation Fund	12.24%	$60,010,921	$3,654,084	$(2,059,029)	$1,758,365	$126,878	$—	5,867,950	$63,491,219

Domestic Equity Funds–24.65%
Invesco Capital Development Fund(b)	2.48%	15,671,338	314,963	(2,340,698)	(61,677)	(717,242)	—	943,997	12,866,684

Invesco Large Cap Basic Value Fund	3.08%	19,767,702	393,592	(2,058,085)	(925,278)	(1,188,846)	—	1,872,258	15,989,085

Invesco Large Cap Growth Fund	3.97%	23,850,702	492,231	(2,387,324)	(1,244,900)	(119,302)	—	2,082,043	20,591,407

Invesco Mid Cap Basic Value Fund	2.47%	17,039,502	315,031	(4,560,792)	1,048,771	(1,048,253)	—	1,225,504	12,794,259

Invesco Multi-Sector Fund	3.12%	18,869,576	393,591	(1,627,413)	(1,193,489)	(272,869)	—	862,368	16,169,396

Invesco Small Companies Fund	2.55%	19,235,383	315,031	(6,168,967)	(730,062)	584,397	—	946,089	13,235,782

Invesco Structured Growth Fund	3.88%	23,940,138	492,231	(2,029,497)	(1,939,679)	(312,303)	—	2,593,422	20,150,890

Invesco Structured Value Fund	3.10%	19,171,656	393,591	(1,896,975)	(1,105,010)	(458,256)	—	2,110,748	16,105,006

Total Domestic Equity Funds		157,545,997	3,110,261	(23,069,751)	(6,151,324)	(3,532,674)	—	12,636,429	127,902,509

Fixed-Income Funds–43.40%
Invesco Core Bond Fund	22.59%	114,351,508	5,341,284	(5,880,238)	4,356,377	(957,225)	2,703,912	13,023,523	117,211,706

Invesco Emerging Market Local Currency Debt Fund(b)	3.07%	—	16,155,989	(82,070)	(160,737)	(193)	—	1,607,373	15,912,989

Invesco Floating Rate Fund	3.10%	16,069,089	776,740	(782,762)	203,812	(164,899)	430,671	2,184,801	16,101,980

Invesco High Yield Fund	9.43%	51,318,765	3,157,073	(5,491,333)	568,107	(619,034)	2,109,652	12,202,887	48,933,578

Invesco International Total Return Fund	2.62%	12,523,521	2,132,589	(417,520)	(697,640)	35,628	107,379	1,246,701	13,576,578

Invesco Short Term Bond Fund	2.59%	12,003,557	1,793,632	(415,265)	127,388	(54,887)	164,462	1,548,265	13,454,425

Total Fixed-Income Funds		206,266,440	29,357,307	(13,069,188)	4,397,307	(1,760,610)	5,516,076	31,813,550	225,191,256

Foreign Equity Funds–17.07%
Invesco International Core Equity Fund	9.75%	53,626,568	6,732,908	(1,737,235)	(7,828,775)	(203,294)	—	5,535,030	50,590,172

Invesco International Growth Fund	7.32%	41,035,276	1,901,782	(1,340,986)	(3,829,399)	226,676	—	1,659,823	37,993,349

Total Foreign Equity Funds		94,661,844	8,634,690	(3,078,221)	(11,658,174)	23,382	—	7,194,853	88,583,521

Real Estate Funds–2.81%
Invesco Real Estate Fund(b)	2.81%	18,463,428	553,020	(5,181,306)	2,076,699	(1,339,136)	215,429	807,352	14,572,705

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $597,026,471)	100.17%	$536,948,630	$45,309,362	$(46,457,495)	$(9,577,127)	$(6,482,160)	$5,731,505		$519,741,210

OTHER ASSETS LESS LIABILITIES	(0.17)%								(871,759)

NET ASSETS	100.00%								$518,869,451

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Allocation Funds

Schedule of Investments—(continued)

June 30, 2010
(Unaudited)

Invesco Moderate Growth Allocation Fund
Schedule of Investments in Affiliated Issuers–100.13%(a)

					Change in
	% of				Unrealized
	Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/10	06/30/10

Asset Allocation Funds–16.97%
Invesco Balanced-Risk Allocation Fund	16.97%	$43,472,409	$2,249,854	$(1,748,525)	$1,240,577	$97,572	$—	4,187,790	$45,311,887

Domestic Equity Funds–33.68%
Invesco Dynamics Fund(b)	2.79%	9,479,683	107,583	(1,876,629)	(64,721)	(203,399)	—	415,551	7,442,517

Invesco Large Cap Basic Value Fund	4.32%	14,689,999	167,351	(1,786,126)	(336,814)	(1,192,436)	—	1,351,519	11,541,974

Invesco Large Cap Growth Fund	5.26%	16,684,471	246,812	(1,954,063)	(707,318)	(218,031)	—	1,420,816	14,051,871

Invesco Mid Cap Basic Value Fund	3.09%	11,308,407	119,536	(3,206,369)	899,413	(879,236)	—	789,440	8,241,751

Invesco Multi-Sector Fund	4.68%	15,013,874	179,305	(1,556,823)	(591,721)	(538,603)	—	666,988	12,506,032

Invesco Small Cap Equity Fund(b)	4.05%	12,563,110	155,500	(2,009,112)	495,092	(405,103)	—	1,104,242	10,799,487

Invesco Structured Growth Fund	5.13%	16,751,603	197,201	(1,709,487)	(1,098,069)	(435,230)	—	1,763,966	13,706,018

Invesco Structured Value Fund	4.36%	14,240,167	167,351	(1,655,887)	(482,948)	(642,984)	—	1,523,683	11,625,699

Total Domestic Equity Funds		110,731,314	1,340,639	(15,754,496)	(1,887,086)	(4,515,022)	—	9,036,205	89,915,349

Fixed-Income Funds–23.80%
Invesco Core Bond Fund	8.00%	26,340,940	954,754	(6,646,291)	1,827,779	(1,123,168)	606,094	2,372,668	21,354,014

Invesco Emerging Market Local Currency Debt Fund(b)	5.17%	—	14,048,056	(112,777)	(139,381)	(40)	—	1,393,521	13,795,858

Invesco High Yield Fund	10.63%	30,260,457	1,593,635	(3,444,126)	458,234	(485,461)	1,230,586	7,077,990	28,382,739

Total Fixed-Income Funds		56,601,397	16,596,445	(10,203,194)	2,146,632	(1,608,669)	1,836,680	10,844,179	63,532,611

Foreign Equity Funds–21.78%
Invesco International Core Equity Fund	10.88%	31,285,636	3,577,646	(1,200,265)	(4,067,186)	(544,215)	—	3,178,514	29,051,616

Invesco International Growth Fund	10.90%	31,923,178	1,162,136	(1,233,001)	(2,468,028)	(294,201)	—	1,270,864	29,090,084

Total Foreign Equity Funds		63,208,814	4,739,782	(2,433,266)	(6,535,214)	(838,416)	—	4,449,378	58,141,700

Real Estate Funds–3.90%
Invesco Global Real Estate Fund	3.90%	11,930,387	239,349	(1,018,295)	(281,578)	(468,187)	102,194	1,201,117	10,401,676

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $317,636,064)	100.13%	$285,944,321	$25,166,069	$(31,157,776)	$(5,316,669)	$(7,332,722)	$1,938,874		$267,303,223

OTHER ASSETS LESS LIABILITIES	(0.13)%								(335,078)

NET ASSETS	100.00%								$266,968,145

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Allocation Funds

Schedule of Investments—(continued)

June 30, 2010
(Unaudited)

Invesco Moderately Conservative Allocation Fund
Schedule of Investments in Affiliated Issuers–100.07%(a)

					Change in
	% of				Unrealized
	Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/10	06/30/10

Asset Allocation Funds–9.16%
Invesco Balanced-Risk Allocation Fund	9.16%	$5,922,144	$512,878	$(271,610)	$171,677	$15,396	$—	586,920	$6,350,485

Domestic Equity Funds–19.48%
Invesco Capital Development Fund(b)	1.61%	1,283,946	86,470	(181,899)	(10,637)	(58,583)	—	82,120	1,119,297

Invesco Large Cap Basic Value Fund	3.62%	2,918,745	194,853	(278,044)	(160,946)	(166,351)	—	293,706	2,508,257

Invesco Large Cap Growth Fund	3.73%	2,815,372	194,854	(256,808)	(144,126)	(26,972)	—	261,104	2,582,320

Invesco Mid Cap Basic Value Fund	1.61%	1,393,381	86,470	(360,009)	56,358	(63,426)	—	106,587	1,112,774

Invesco Multi-Sector Fund	1.62%	1,237,353	86,470	(96,600)	(54,283)	(47,413)	—	60,028	1,125,527

Invesco Structured Growth Fund	3.65%	2,827,189	194,853	(215,485)	(192,771)	(86,250)	—	325,294	2,527,536

Invesco Structured Value Fund	3.64%	2,833,198	194,853	(257,859)	(150,096)	(93,765)	—	331,105	2,526,331

Total Domestic Equity Funds		15,309,184	1,038,823	(1,646,704)	(656,501)	(542,760)	—	1,459,944	13,502,042

Fixed-Income Funds–61.80%
Invesco Core Bond Fund	21.24%	14,746,160	1,456,290	(1,909,884)	701,812	(273,201)	348,976	1,635,686	14,721,177

Invesco Emerging Market Local Currency Debt Fund(b)	2.01%	—	1,413,901	(5,630)	(13,989)	7	—	140,837	1,394,289

Invesco Floating Rate Fund	5.10%	3,509,152	343,329	(324,453)	74,479	(68,115)	94,139	479,564	3,534,392

Invesco High Yield Fund	4.13%	2,989,060	322,772	(443,266)	36,515	(41,050)	122,883	714,222	2,864,031

Invesco International Total Return Fund	3.61%	2,299,377	429,161	(103,273)	(133,093)	10,810	19,607	229,842	2,502,982

Invesco Short Term Bond Fund	12.27%	7,563,696	1,244,329	(347,776)	88,422	(43,517)	103,886	978,728	8,505,154

Invesco U.S. Government Fund	13.44%	8,093,995	1,326,944	(374,674)	249,830	21,148	159,736	1,026,128	9,317,243

Total Fixed-Income Funds		39,201,440	6,536,726	(3,508,956)	1,003,976	(393,918)	849,227	5,205,007	42,839,268

Foreign Equity Funds–7.21%
Invesco International Core Equity Fund	4.81%	3,521,598	494,691	(157,367)	(443,142)	(83,195)	—	364,615	3,332,585

Invesco International Growth Fund	2.40%	1,795,591	123,669	(94,654)	(114,585)	(41,543)	—	72,891	1,668,478

Total Foreign Equity Funds		5,317,189	618,360	(252,021)	(557,727)	(124,738)	—	437,506	5,001,063

Real Estate Funds–2.42%
Invesco Select Real Estate Income Fund	2.42%	1,924,045	161,853	(457,865)	150,676	(97,951)	38,184	231,509	1,680,758

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $72,791,777)	100.07%	$67,674,002	$8,868,640	$(6,137,156)	$112,101	$(1,143,971)	$887,411		$69,373,616

OTHER ASSETS LESS LIABILITIES	(0.07)%								(49,533)

NET ASSETS	100.00%								$69,324,083

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Allocation Funds

Portfolio Composition

As of June 30, 2010
(Unaudited)

Invesco Conservative Allocation Fund

		% of Total
	Target	Net Assets
Asset Class	Allocation	As of 06/30/10

Short Term Taxable Investment Grade	32.00%	32.41%

Intermediate Term Taxable Investment Grade	26.00	24.63

Cash Equivalents Plus Other Assets Less Liabilities	10.00	10.04

Taxable Non Investment Grade	7.00	7.08

Balanced Risk	6.00	6.05

Large Cap Blend	3.50	3.32

Large Cap Growth	3.50	3.25

Large Cap Value	3.50	3.19

Real Estate	2.50	2.40

International/Global Blend	2.50	2.38

Mid Cap Blend	1.75	1.64

Sector	1.75	1.61

Invesco Moderate Allocation Fund

		% of Total
	Target	Net Assets
Asset Class	Allocation	As of 06/30/10

Intermediate Term Taxable Investment Grade	25.50%	28.28%

Taxable Non Investment Grade	12.00	12.53

Balanced Risk	11.85	12.24

International/Global Blend	10.00	9.75

Large Cap Growth	8.75	7.85

International/Global Growth	7.50	7.32

Large Cap Value	7.00	6.18

Sector	3.50	3.12

Real Estate	3.00	2.81

Small Cap	2.80	2.55

Mid Cap Growth	2.80	2.48

Mid Cap Value	2.80	2.47

Short Term Taxable Investment Grade	2.50	2.59

Other Assets Less Liabilities		(0.17)

Invesco Growth Allocation Fund

		% of Total
	Target	Net Assets
Asset Class	Allocation	As of 06/30/10

Balanced Risk	19.50%	20.61%

Large Cap Growth	14.00	12.14

International/Global Blend	12.50	17.66

International/Global Growth	12.50	12.49

Large Cap Value	12.25	10.42

Sector	8.75	7.51

Small Cap	7.00	6.04

Taxable Noninvestment Grade	5.00	5.36

Real Estate	5.00	4.91

Mid Cap Growth	3.50	2.98

Other Assets Less Liabilities		(0.12)

Invesco Moderate Growth Allocation Fund

		% of Total
	Target	Net Assets
Asset Class	Allocation	As of 06/30/10

Balanced Risk	16.20%	16.97%

Large Cap Growth	11.55	10.39

International/Global Blend	11.00	10.88

International/Global Growth	11.00	10.90

Taxable Non Investment Grade	10.00	13.17

Intermediate Term Taxable Investment Grade	10.00	8.00

Large Cap Value	9.80	8.68

Sector	5.25	4.68

Small Cap	4.55	4.05

Real Estate	4.00	3.90

Mid Cap Value	3.50	3.09

Mid Cap Growth	3.15	2.79

Other Assets Less Liabilities		(0.13)

Invesco Moderately Conservative Allocation Fund

		% of Total
	Target	Net Assets
Asset Class	Allocation	As of 06/30/10

Intermediate Term Taxable Investment Grade	39.00%	40.30%

Short Term Taxable Investment Grade	12.00	12.27

Taxable Non Investment Grade	9.00	9.23

Balanced Risk	9.00	9.16

Large Cap Growth	7.88	7.38

Large Cap Value	7.87	7.26

International/Global Blend	5.00	4.81

International/Global Growth	2.50	2.42

Real Estate	2.50	2.40

Sector	1.75	1.62

Mid Cap Growth	1.75	1.61

Mid Cap Value	1.75	1.61

Other Assets Less Liabilities		(0.07)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Allocation Funds

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

				Invesco	Invesco
	Invesco	Invesco	Invesco	Moderate	Moderately
	Conservative	Growth	Moderate	Growth	Conservative
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Assets:
Investments in affiliated underlying funds, at value	$116,247,939	$415,066,019	$519,741,210	$267,303,223	$69,373,616

Receivables for:
Investments sold	—	204,352	634,238	189,859	—

Fund shares sold	434,261	253,788	129,586	95,607	186,152

Dividends	1,931	—	89	—	21

Fund expenses absorbed	—	20,107	—	8,150	—

Investment for trustee deferred compensation and retirement plans	9,251	11,435	12,221	9,240	7,839

Other assets	45,959	52,128	56,265	40,564	38,483

Total assets	116,739,341	415,607,829	520,573,609	267,646,643	69,606,111

Liabilities:
Payables for:
Investments purchased	203,269	—	—	—	158,192

Fund shares reacquired	204,953	577,076	1,243,734	408,295	27,533

Accrued fees to affiliates	82,503	338,614	363,852	200,383	58,858

Accrued operating expenses	24,168	59,953	43,127	41,172	25,250

Trustee deferred compensation and retirement plans	16,775	44,187	53,445	28,649	12,195

Total liabilities	531,668	1,019,830	1,704,158	678,499	282,028

Net assets applicable to shares outstanding	$116,207,673	$414,587,999	$518,869,451	$266,968,144	$69,324,083

Net assets consist of:
Shares of beneficial interest	$130,947,531	$582,330,702	$650,663,120	$391,781,707	$88,819,397

Undistributed net investment income	1,508,687	7,499,312	12,347,713	9,234,030	2,088,191

Undistributed net realized gain (loss)	(13,596,792)	(83,536,139)	(66,856,122)	(83,714,752)	(18,165,344)

Unrealized appreciation (depreciation)	(2,651,753)	(91,705,876)	(77,285,260)	(50,332,841)	(3,418,161)

	$116,207,673	$414,587,999	$518,869,451	$266,968,144	$69,324,083

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Allocation Funds

Statement of Assets and Liabilities—(continued)

June 30, 2010
(Unaudited)

				Invesco	Invesco
	Invesco	Invesco	Invesco	Moderate	Moderately
	Conservative	Growth	Moderate	Growth	Conservative
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Net Assets:
Class A	$66,924,698	$246,272,964	$299,326,087	$172,327,406	$43,093,592

Class B	$15,090,219	$63,174,313	$74,744,282	$38,698,488	$9,053,341

Class C	$26,292,302	$66,311,852	$94,616,408	$48,920,021	$14,248,043

Class R	$4,817,270	$12,185,430	$19,265,339	$6,324,599	$2,824,810

Class S	$2,046,013	$25,474,076	$28,878,248	$—	$—

Class Y	$994,688	$1,074,515	$1,011,943	$684,527	$75,193

Institutional Class	$42,483	$94,849	$1,027,144	$13,103	$29,104

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	7,204,807	26,037,259	31,770,213	18,248,908	4,623,214

Class B	1,641,286	6,801,895	7,990,055	4,169,443	980,731

Class C	2,861,340	7,138,877	10,117,448	5,275,555	1,539,730

Class R	520,742	1,294,925	2,048,974	674,812	303,939

Class S	220,324	2,692,718	3,066,053	—	—

Class Y	106,986	113,460	107,298	72,449	8,071

Institutional Class	4,605	9,955	108,616	1,380	3,112

Class A:
Net asset value per share	$9.29	$9.46	$9.42	$9.44	$9.32

Maximum offering price per share (Net asset value of $9.29 divided by 94.50%)	$9.83	$10.01	$9.97	$9.99	$9.86

Class B:
Net asset value and offering price per share	$9.19	$9.29	$9.35	$9.28	$9.23

Class C:
Net asset value and offering price per share	$9.19	$9.29	$9.35	$9.27	$9.25

Class R:
Net asset value and offering price per share	$9.25	$9.41	$9.40	$9.37	$9.29

Class S:
Net asset value and offering price per share	$9.29	$9.46	$9.42	$—	$—

Class Y:
Net asset value and offering price per share	$9.30	$9.47	$9.43	$9.45	$9.32

Institutional Class:
Net asset value and offering price per share	$9.23	$9.53	$9.46	$9.49	$9.35

Cost of Investments in affiliated underlying funds	$118,899,692	$506,771,895	$597,026,471	$317,636,064	$72,791,777

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Allocation Funds

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

				Invesco	Invesco
	Invesco	Invesco	Invesco	Moderate	Moderately
	Conservative	Growth	Moderate	Growth	Conservative
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

Investment income:
Dividends from affiliated underlying funds	$1,340,450	$1,167,664	$5,731,505	$1,938,874	$887,411

Expenses:
Administrative services fees	24,794	80,668	91,626	57,274	24,794

Custodian fees	3,227	4,566	2,138	1,708	3,846

Distribution fees:
Class A	84,570	330,123	388,591	225,463	52,472

Class B	82,056	351,122	408,674	213,950	45,446

Class C	130,486	354,995	494,879	259,805	72,591

Class R	11,992	32,479	48,513	16,513	6,586

Class S	1,326	17,311	19,130	—	—

Transfer agent fees — A, B, C, R and Y	115,751	634,074	537,372	333,089	63,311

Transfer agent fees — Institutional	23	9	102	6	8

Trustees’ and officers’ fees and benefits	10,707	15,629	17,016	13,679	9,988

Registration and filing fees	46,057	—	—	—	34,856

Professional services fees	—	—	—	—	18,610

Other	29,377	102,172	90,355	60,177	14,881

Total expenses	540,366	1,923,148	2,098,396	1,181,664	347,389

Less: Expenses reimbursed and expense offset arrangement(s)	(94,411)	(370,329)	(414,659)	(295,582)	(122,397)

Net expenses	445,955	1,552,819	1,683,737	886,082	224,992

Net investment income (loss)	894,495	(385,155)	4,047,768	1,052,792	662,419

Realized and unrealized gain (loss) from:
Net realized gain (loss) on sales of affiliated underlying fund shares	(2,299,595)	(10,225,642)	(6,482,160)	(7,332,722)	(1,143,970)

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	1,663,709	(14,809,438)	(9,577,127)	(5,316,669)	112,101

Net increase (decrease) in net assets resulting from operations	$258,609	$(25,420,235)	$(12,011,519)	$(11,596,599)	$(369,450)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Allocation Funds

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	Invesco Conservative		Invesco Growth		Invesco Moderate
	Allocation Fund		Allocation Fund		Allocation Fund
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009	2010	2009

Operations:
Net investment income	$894,495	$3,415,596	$(385,155)	$7,944,067	$4,047,768	$16,856,246

Net realized gain (loss)	(2,299,595)	(7,926,520)	(10,225,642)	(58,727,085)	(6,482,160)	(45,487,542)

Change in net unrealized appreciation (depreciation)	1,663,709	19,186,080	(14,809,438)	166,909,615	(9,577,127)	146,900,051

Net increase (decrease) in net assets resulting from operations	258,609	14,675,156	(25,420,235)	116,126,597	(12,011,519)	118,268,755

Distributions to shareholders from net investment income:
Class A	—	(2,064,202)	—	(4,215,112)	—	(10,988,605)

Class B	—	(431,283)	—	(495,082)	—	(2,466,763)

Class C	—	(652,299)	—	(480,391)	—	(2,866,344)

Class R	—	(145,278)	—	(161,543)	—	(610,450)

Class S	—	(41,203)	—	(213,038)	—	(500,163)

Class Y	—	(35,087)	—	(26,273)	—	(41,782)

Institutional Class	—	(1,451)	—	(2,010)	—	(392)

Total distributions from net investment income	—	(3,370,803)	—	(5,593,449)	—	(17,474,499)

Share transactions–net:
Class A	2,330,064	(14,932,501)	(8,002,406)	(62,602,704)	(6,970,230)	(46,154,932)

Class B	(1,722,054)	(2,558,976)	(6,691,712)	(8,861,768)	(9,154,232)	(16,173,510)

Class C	596,979	1,097,586	(1,882,953)	(3,239,527)	(2,729,959)	(5,994,653)

Class R	212,228	(65,118)	(90,893)	1,954,724	849,415	1,504,195

Class S	649,182	1,424,542	11,024,709	15,833,151	11,617,995	18,188,835

Class Y	19,528	352,209	(241,465)	431,468	(94,310)	272,472

Institutional Class	315	18,477	95	17,010	1,072,321	392

Net increase (decrease) in net assets resulting from share transactions	2,086,242	(14,663,781)	(5,884,625)	(56,467,646)	(5,409,000)	(48,357,201)

Net increase (decrease) in net assets	2,344,851	(3,359,428)	(31,304,860)	54,065,502	(17,420,519)	52,437,055

Net assets:
Beginning of period	113,862,822	117,222,250	445,892,859	391,827,357	536,289,970	483,852,915

End of period*	$116,207,673	$113,862,822	$414,587,999	$445,892,859	$518,869,451	$536,289,970

* Includes accumulated undistributed net investment income	$1,508,687	$614,192	$7,499,312	$7,884,467	$12,347,713	$8,299,945

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco Allocation Funds

Statement of Changes in Net Assets—(continued)

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	Invesco Moderate Growth		Invesco Moderately Conservative
	Allocation Fund		Allocation Fund
	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009

Operations:
Net investment income	$1,052,792	$8,225,904	$662,419	$2,938,068

Net realized gain (loss)	(7,332,722)	(52,383,259)	(1,143,970)	(10,698,395)

Change in net unrealized appreciation (depreciation)	(5,316,669)	127,249,195	112,101	21,590,524

Net increase (decrease) in net assets resulting from operations	(11,596,599)	83,091,840	(369,450)	13,830,197

Distributions to shareholders from net investment income:
Class A	—	(6,858,579)	—	(1,848,754)

Class B	—	(1,341,649)	—	(350,781)

Class C	—	(1,566,714)	—	(575,049)

Class R	—	(224,036)	—	(108,271)

Class Y	—	(28,821)	—	(3,353)

Institutional Class	—	(561)	—	(1,401)

Total distributions from net investment income	—	(10,020,360)	—	(2,887,609)

Share transactions–net:
Class A	(1,687,042)	(70,476,871)	2,141,285	(26,039,140)

Class B	(4,274,019)	(4,731,360)	(13,693)	(690,715)

Class C	(1,328,389)	(2,240,633)	(393,462)	190,337

Class R	154,504	331,121	262,555	810,708

Class Y	3,446	89,219	6,050	34,000

Institutional Class	—	561	—	1,401

Net increase (decrease) in net assets resulting from share transactions	(7,131,500)	(77,027,963)	2,002,735	(25,693,409)

Net increase (decrease) in net assets	(18,728,099)	(3,956,483)	1,633,285	(14,750,821)

Net assets:
Beginning of period	285,696,243	289,652,726	67,690,798	82,441,619

End of period*	$266,968,144	$285,696,243	$69,324,083	$67,690,798

* Includes accumulated undistributed net investment income	$9,234,030	$8,181,238	$2,088,192	$1,425,772

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Invesco Allocation Funds

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Growth Series (Invesco Growth Series), formerly AIM Growth Series (the “Trust”), is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate series portfolios (each constituting a “Fund”), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report are Invesco Conservative Allocation Fund, formerly AIM Conservative Allocation Fund; Invesco Growth Allocation, formerly AIM Growth Allocation Fund; Invesco Moderate Allocation Fund, formerly AIM Moderate Allocation Fund; Invesco Moderate Growth Allocation, formerly AIM Moderate Growth Allocation Fund; and Invesco Moderately Conservative Allocation Fund, formerly AIM Moderately Conservative Allocation Fund (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The investment objectives of the Funds are: total return consistent with a lower level of risk relative to the broad stock market for Invesco Conservative Allocation Fund and Invesco Moderately Conservative Allocation Fund, long-term growth of capital consistent with a higher level of risk relative to the broad stock market for Invesco Growth Allocation Fund and Invesco Moderate Growth Allocation Fund, and total return consistent with a moderate level of risk relative to the broad stock market for Invesco Moderate Allocation Fund. Each Fund is a “fund of funds”, that invests in the Institutional Class of other mutual Funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). The Adviser may change the Fund’s asset class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  Each Fund currently consists of at least six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Invesco Conservation Allocation Fund, Invesco Growth Allocation Fund and Invesco Moderate Allocation Fund also consists of Class S shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class S, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Investments in underlying funds are valued at the end of the day net asset value per share.
Securities in the underlying funds, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be

24        Invesco Allocation Funds

based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal tax purposes.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
D.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

25        Invesco Allocation Funds

  Invesco has contractually agreed, through April 30, 2011, to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares for each Fund as shown in the following table:

	Class A	Class B	Class C	Class R	Class S	Class Y	Institutional Class

AIM Conservative Allocation Fund	0.48%	1.23%	1.23%	0.73%	0.38%	0.23%	0.23%

AIM Growth Allocation Fund	0.46%	1.21%	1.21%	0.71%	0.36%	0.21%	0.21%

AIM Moderate Allocation Fund	0.37%	1.12%	1.12%	0.62%	0.27%	0.12%	0.12%

AIM Moderate Growth Allocation Fund	0.37%	1.12%	1.12%	0.62%	—	0.12%	0.12%

AIM Moderately Conservative Allocation Fund	0.39%	1.14%	1.14%	0.64%	—	0.14%	0.14%

  In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time.
  Acquired Fund Fees and Expenses are not fees and expenses incurred by the Funds directly but are fees and expenses, including management fees, of the investment companies in which the Funds invest. As a result, the net operating expenses will exceed the expense limits above. You incur these expenses indirectly through the valuation of each Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Funds.
  For the six months ended June 30, 2010, the Invesco reimbursed the following expenses:

	Fund Level	Class A	Class B	Class C	Class R	Class S	Class Y	Inst. Class

Invesco Conservative Allocation Fund	$—	$54,008	$13,101	$20,833	$3,829	$1,413	$812	$15

Invesco Growth Allocation Fund	—	219,496	58,364	59,008	10,797	19,183	1,032	—

Invesco Moderate Allocation Fund	—	238,589	62,730	75,962	14,893	19,576	786	1

Invesco Moderate Growth Allocation Fund	—	187,844	44,563	54,114	6,879	—	727	5

Invesco Moderately Conservative Allocation Fund	59,078	38,819	8,405	13,426	2,436	—	67	8

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations.
  For the six months ended June 30, 2010, Invesco Ltd. reimbursed expenses of:

Invesco Conservative Allocation Fund	$112

Invesco Growth Allocation Fund	685

Invesco Moderate Allocation Fund	557

Invesco Moderate Growth Allocation Fund	361

Invesco Moderately Conservative Allocation Fund	—

  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to each Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Class S shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

26        Invesco Allocation Funds

  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2010, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A shares and received the following in CDCS imposed on redemptions by shareholders:

	Front End
	Sales Charges	Contingent Deferred Sales Charges
	Class A	Class A	Class B	Class C

Invesco Conservative Allocation Fund	$23,422	$—	$18,934	$1,543

Invesco Growth Allocation Fund	69,750	38	88,098	2,925

Invesco Moderate Allocation Fund	66,921	—	75,613	3,964

Invesco Moderate Growth Allocation Fund	48,662	—	51,992	2,237

Invesco Moderately Conservative Allocation Fund	13,167	—	9,477	632

  The underlying funds pay no distribution fees and the Fund’s pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares. Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
  During the six months ended June 30, 2010, there were no significant transfer between investment levels.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Invesco Conservative Allocation Fund	$116,247,939	$—	$—	$116,247,939

Invesco Growth Allocation Fund	415,066,019	—	—	415,066,019

Invesco Moderate Allocation Fund	519,741,210	—	—	519,741,210

Invesco Moderate Growth Allocation Fund	267,303,223	—	—	267,303,223

Invesco Moderately Conservative Allocation Fund	69,373,616	—	—	69,373,616

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2010, the Funds received credits from these arrangements, which resulted in the reduction of the Funds’ total expenses of:

Transfer Agent Credits

Invesco Conservative Allocation Fund	$289

Invesco Growth Allocation Fund	1,763

Invesco Moderate Allocation Fund	1,564

Invesco Moderate Growth Allocation Fund	1,088

Invesco Moderately Conservative Allocation Fund	158

27        Invesco Allocation Funds

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended June 30, 2010, the Funds in aggregate paid legal fees of $8,217 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds below had a capital loss carryforward as of December 31, 2009 which expires as follows:

	Capital Loss Carryforward*
	2016	2017	Total

Invesco Conservative Allocation Fund	$395,092	$1,241,687	$1,636,779

Invesco Growth Allocation Fund	9,881,853	47,552,386	57,434,239

Invesco Moderate Allocation Fund	7,253,954	36,934,284	44,188,238

Invesco Moderate Growth Allocation Fund	18,579,835	32,878,215	51,458,050

Invesco Moderately Conservative Allocation Fund	4,413,256	2,232,985	6,646,241

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

			At June 30, 2010
	For the six months ended					Net Unrealized
	June 30, 2010*		Federal Tax	Unrealized	Unrealized	Appreciation
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	(Depreciation)

Invesco Conservative Allocation Fund	$16,848,927	$15,225,233	$125,803,111	$1,429,092	$(10,984,265)	$(9,555,173)

Invesco Growth Allocation Fund	39,899,240	46,272,742	518,879,130	5,934,520	(109,747,631)	(103,813,111)

Invesco Moderate Allocation Fund	45,309,363	46,457,495	610,767,679	4,997,475	(96,023,944)	(91,026,469)

Invesco Moderate Growth Allocation Fund	25,166,069	31,157,776	329,683,526	3,966,815	(66,347,118)	(62,380,303)

Invesco Moderately Conservative Allocation Fund	8,868,640	6,137,156	78,124,086	1,363,243	(10,113,713)	(8,750,470)

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

28        Invesco Allocation Funds

NOTE 9—Share Information

Invesco Conservative Allocation Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:

Class A	1,594,632	$14,945,063	3,958,596	$34,663,826

Class B	278,631	2,585,400	513,871	4,418,542

Class C	476,380	4,427,959	1,270,982	10,955,507

Class R	105,752	985,760	282,426	2,461,518

Class S	154,402	1,449,254	150,395	1,419,316

Class Y	15,728	146,254	78,828	719,545

Institutional Class	1,410	12,995	2,942	25,180

Issued as reinvestment of dividends:

Class A	—	—	211,205	1,951,559

Class B	—	—	43,162	396,224

Class C	—	—	67,780	622,213

Class R	—	—	15,693	144,692

Class S	—	—	4,459	41,203

Class Y	—	—	3,513	32,464

Institutional Class	—	—	158	1,451

Automatic conversion of Class B shares to Class A shares:

Class A	180,190	1,693,398	249,476	2,181,424

Class B	(181,757)	(1,693,398)	(249,101)	(2,181,424)

Reacquired:

Class A	(1,522,170)	(14,308,397)	(5,896,672)	(53,729,310)

Class B	(280,703)	(2,614,056)	(605,888)	(5,192,318)

Class C	(411,298)	(3,830,980)	(1,215,991)	(10,480,134)

Class R	(82,783)	(773,532)	(300,189)	(2,671,328)

Class S	(85,136)	(800,072)	(3,796)	(35,977)

Class Y	(13,380)	(126,726)	(42,994)	(399,800)

Institutional Class	(1,335)	(12,680)	(874)	(8,154)

Net increase (decrease) in share activity	228,563	$2,086,242	(1,462,019)	$(14,663,781)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 16% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

29        Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Growth Allocation Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:

Class A	1,825,952	$18,443,997	4,737,788	$39,566,736

Class B	428,328	4,246,140	1,334,836	10,816,371

Class C	681,422	6,771,478	1,432,508	11,799,930

Class R	185,382	1,868,153	572,692	4,855,095

Class S	1,203,414	12,067,684	1,575,316	15,662,266

Class Y	10,430	104,474	79,895	660,810

Institutional Class	9	95	1,695	15,000

Issued as reinvestment of dividends:

Class A	—	—	418,618	4,118,916

Class B	—	—	49,733	482,666

Class C	—	—	48,771	472,919

Class R	—	—	16,461	161,316

Class S	—	—	21,672	213,038

Class Y	—	—	2,662	26,168

Institutional Class	—	—	203	2,010

Automatic conversion of Class B shares to Class A shares:

Class A	385,231	3,870,001	914,798	7,648,571

Class B	(391,648)	(3,870,001)	(932,559)	(7,648,571)

Reacquired:

Class A	(3,017,932)	(30,316,404)	(12,477,311)	(113,936,927)

Class B	(714,048)	(7,067,851)	(1,533,725)	(12,512,234)

Class C	(877,223)	(8,654,431)	(1,895,598)	(15,512,376)

Class R	(195,890)	(1,959,046)	(369,110)	(3,061,687)

Class S	(103,465)	(1,042,975)	(4,219)	(42,153)

Class Y	(35,304)	(345,939)	(28,950)	(255,510)

Net increase (decrease) in share activity	(615,342)	$(5,884,625)	(6,033,824)	$(56,467,646)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

30        Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Moderate Allocation Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:

Class A	2,345,187	$22,961,662	5,118,519	$43,397,841

Class B	487,530	4,734,527	1,460,074	12,345,257

Class C	893,467	8,716,762	1,919,028	16,382,295

Class R	337,587	3,303,564	599,966	5,116,341

Class S	1,262,871	12,285,210	1,827,628	17,768,240

Class Y	12,429	123,638	60,280	501,689

Institutional Class	113,190	1,127,950	—	—

Issued as reinvestment of dividends:

Class A	—	—	1,112,894	10,593,668

Class B	—	—	251,852	2,390,352

Class C	—	—	290,386	2,755,593

Class R	—	—	63,403	602,955

Class S	—	—	52,419	498,505

Class Y	—	—	3,952	37,624

Institutional Class	—	—	40	392

Automatic conversion of Class B shares to Class A shares:

Class A	573,447	5,601,620	1,376,302	11,560,416

Class B	(576,606)	(5,601,620)	(1,384,074)	(11,560,416)

Reacquired:

Class A	(3,635,034)	(35,533,512)	(12,562,972)	(111,706,857)

Class B	(855,111)	(8,287,139)	(2,340,787)	(19,348,703)

Class C	(1,182,335)	(11,446,721)	(3,067,735)	(25,132,541)

Class R	(251,994)	(2,454,149)	(502,306)	(4,215,101)

Class S	(68,901)	(667,215)	(7,964)	(77,910)

Class Y	(22,668)	(217,948)	(33,091)	(266,841)

Institutional Class	(5,665)	(55,629)	—	—

Net increase (decrease) in share activity	(572,606)	$(5,409,000)	(5,762,186)	$(48,357,201)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

31        Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Moderate Growth Allocation Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:

Class A	1,497,448	$14,947,074	3,896,314	$33,205,791

Class B	353,384	3,489,463	802,668	6,768,358

Class C	439,176	4,325,370	1,145,558	9,601,120

Class R	118,260	1,168,392	194,321	1,643,623

Class Y	7,287	71,894	25,835	221,833

Issued as reinvestment of dividends:

Class A	—	—	687,500	6,662,229

Class B	—	—	138,207	1,321,254

Class C	—	—	159,896	1,527,010

Class R	—	—	23,061	222,445

Class Y	—	—	2,949	28,548

Institutional Class	—	—	57	561

Automatic conversion of Class B shares to Class A shares:

Class A	290,252	2,885,660	638,379	5,401,925

Class B	(294,915)	(2,885,660)	(649,775)	(5,401,925)

Reacquired:

Class A	(1,964,151)	(19,519,776)	(12,255,250)	(115,746,816)

Class B	(498,944)	(4,877,822)	(908,515)	(7,419,047)

Class C	(575,981)	(5,653,759)	(1,627,058)	(13,368,763)

Class R	(103,464)	(1,013,888)	(187,956)	(1,534,947)

Class Y	(7,035)	(68,448)	(20,689)	(161,162)

Net increase (decrease) in share activity	(738,683)	$(7,131,500)	(7,934,498)	$(77,027,963)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

32        Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Moderately Conservative Allocation Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:

Class A	579,637	$5,522,784	1,583,230	$13,853,198

Class B	156,012	1,468,414	299,106	2,601,061

Class C	203,144	1,913,922	432,842	3,765,308

Class R	60,526	575,228	123,245	1,081,125

Class Y	621	6,050	3,586	32,845

Issued as reinvestment of dividends:

Class A	—	—	187,603	1,748,606

Class B	—	—	36,745	340,262

Class C	—	—	59,632	553,982

Class R	—	—	11,488	106,840

Class Y	—	—	361	3,353

Institutional Class	—	—	150	1,401

Automatic conversion of Class B shares to Class A shares:

Class A	60,205	571,648	140,677	1,224,565

Class B	(60,672)	(571,648)	(141,841)	(1,224,565)

Reacquired:

Class A	(416,263)	(3,953,147)	(4,552,935)	(42,865,509)

Class B	(96,468)	(910,459)	(282,503)	(2,407,473)

Class C	(243,965)	(2,307,384)	(486,319)	(4,128,953)

Class R	(32,916)	(312,673)	(44,425)	(377,257)

Class Y	—	—	(234)	(2,198)

Net increase (decrease) in share activity	209,861	$2,002,735	(2,629,592)	$(25,693,409)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 13% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

33        Invesco Allocation Funds

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Conservative Allocation Fund

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses) on								to average		to average net		Ratio of net
	Net asset			securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	reimbursements(b)		reimbursements		net assets		turnover(c)

Class A
Six months ended 06/30/10	$9.26	$0.08	(d)	$(0.05)	$0.03	$—	$—	$—	$9.29	0.32%	$66,925	0.48	%(e)	0.64	%(e)	1.83	%(e)	14%
Year ended 12/31/09	8.52	0.27	(d)	0.78	1.05	(0.31)	—	(0.31)	9.26	12.28	64,366	0.48		0.67		3.02		30
Year ended 12/31/08	10.55	0.45	(d)	(1.98)	(1.53)	(0.42)	(0.08)	(0.50)	8.52	(14.49)	71,799	0.48		0.59		4.55		23
Year ended 12/31/07	10.64	0.46	(d)	0.05	0.51	(0.40)	(0.20)	(0.60)	10.55	4.79	74,783	0.49		0.65		4.18		22
Year ended 12/31/06	10.41	0.35	(d)	0.36	0.71	(0.33)	(0.15)	(0.48)	10.64	6.84	44,595	0.49		0.72		3.32		34
Year ended 12/31/05	10.32	0.25	(d)	0.11	0.36	(0.21)	(0.06)	(0.27)	10.41	3.44	35,981	0.50		0.91		2.36		24

Class B
Six months ended 06/30/10	9.20	0.05	(d)	(0.06)	(0.01)	—	—	—	9.19	(0.11)	15,090	1.23	(e)	1.39	(e)	1.08	(e)	14
Year ended 12/31/09	8.47	0.20	(d)	0.77	0.97	(0.24)	—	(0.24)	9.20	11.45	16,787	1.23		1.42		2.27		30
Year ended 12/31/08	10.48	0.38	(d)	(1.97)	(1.59)	(0.34)	(0.08)	(0.42)	8.47	(15.08)	17,977	1.23		1.34		3.80		23
Year ended 12/31/07	10.59	0.37	(d)	0.04	0.41	(0.32)	(0.20)	(0.52)	10.48	3.88	19,796	1.24		1.40		3.43		22
Year ended 12/31/06	10.36	0.27	(d)	0.37	0.64	(0.26)	(0.15)	(0.41)	10.59	6.14	20,482	1.24		1.47		2.57		34
Year ended 12/31/05	10.28	0.17	(d)	0.11	0.28	(0.14)	(0.06)	(0.20)	10.36	2.76	18,281	1.20		1.61		1.66		24

Class C
Six months ended 06/30/10	9.19	0.05	(d)	(0.05)	0.00	—	—	—	9.19	—	26,292	1.23	(e)	1.39	(e)	1.08	(e)	14
Year ended 12/31/09	8.46	0.20	(d)	0.77	0.97	(0.24)	—	(0.24)	9.19	11.46	25,705	1.23		1.42		2.27		30
Year ended 12/31/08	10.48	0.38	(d)	(1.98)	(1.60)	(0.34)	(0.08)	(0.42)	8.46	(15.19)	22,624	1.23		1.34		3.80		23
Year ended 12/31/07	10.58	0.37	(d)	0.05	0.42	(0.32)	(0.20)	(0.52)	10.48	3.98	22,327	1.24		1.40		3.43		22
Year ended 12/31/06	10.36	0.27	(d)	0.36	0.63	(0.26)	(0.15)	(0.41)	10.58	6.04	18,436	1.24		1.47		2.57		34
Year ended 12/31/05	10.28	0.17	(d)	0.11	0.28	(0.14)	(0.06)	(0.20)	10.36	2.76	13,726	1.20		1.61		1.66		24

Class R
Six months ended 06/30/10	9.23	0.07	(d)	(0.05)	0.02	—	—	—	9.25	0.22	4,817	0.73	(e)	0.89	(e)	1.58	(e)	14
Year ended 12/31/09	8.50	0.24	(d)	0.77	1.01	(0.28)	—	(0.28)	9.23	11.93	4,595	0.73		0.92		2.77		30
Year ended 12/31/08	10.52	0.43	(d)	(1.98)	(1.55)	(0.39)	(0.08)	(0.47)	8.50	(14.67)	4,246	0.73		0.84		4.30		23
Year ended 12/31/07	10.62	0.43	(d)	0.04	0.47	(0.37)	(0.20)	(0.57)	10.52	4.46	4,831	0.74		0.90		3.93		22
Year ended 12/31/06	10.39	0.33	(d)	0.36	0.69	(0.31)	(0.15)	(0.46)	10.62	6.60	4,182	0.74		0.97		3.07		34
Year ended 12/31/05	10.31	0.22	(d)	0.11	0.33	(0.19)	(0.06)	(0.25)	10.39	3.18	3,584	0.70		1.11		2.16		24

Class S
Six months ended 06/30/10	9.26	0.08		(0.05)	0.03	—	—	—	9.29	0.32	2,046	0.38	(e)	0.54	(e)	1.93	(e)	14
Year ended 12/31/09(f)	9.35	0.08		0.14	0.22	(0.31)	—	(0.31)	9.26	2.35	1,398	0.38	(g)	0.48	(g)	3.12	(g)	30

Class Y
Six months ended 06/30/10	9.25	0.10	(d)	(0.05)	0.05	—	—	—	9.30	0.54	42	0.23	(e)	0.39	(e)	2.08	(e)	14
Year ended 12/31/09	8.52	0.29	(d)	0.77	1.06	(0.33)	—	(0.33)	9.25	12.47	968	0.23		0.42		3.27		30
Year ended 12/31/08(f)	9.57	0.10	(d)	(0.65)	(0.55)	(0.42)	(0.08)	(0.50)	8.52	(5.67)	556	0.23	(g)	0.34	(g)	4.80	(g)	23

Institutional Class
Six months ended 06/30/10	9.18	0.10	(d)	(0.05)	0.05	—	—	—	9.23	0.54	995	0.23	(e)	0.29	(e)	2.08	(e)	14
Year ended 12/31/09	8.45	0.29	(d)	0.77	1.06	(0.33)	—	(0.33)	9.18	12.57	42	0.23		0.23		3.27		30
Year ended 12/31/08	10.48	0.49	(d)	(2.00)	(1.51)	(0.44)	(0.08)	(0.52)	8.45	(14.35)	19	0.23		0.26		4.80		23
Year ended 12/31/07	10.66	0.50	(d)	(0.05)	0.45	(0.43)	(0.20)	(0.63)	10.48	4.13	11	0.21		0.21		4.45		22
Year ended 12/31/06	10.42	0.38	(d)	0.37	0.75	(0.36)	(0.15)	(0.51)	10.66	7.16	116	0.23		0.31		3.57		34
Year ended 12/31/05	10.32	0.28	(d)	0.11	0.39	(0.23)	(0.06)	(0.29)	10.42	3.79	108	0.20		0.45		2.66		24

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.60%, 0.60%, 0.62%, 0.61% and 0.60% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and December 31, 2005, respectively.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $68,217, $16,547, $26,313, $4,836, $1,785, $1,026 and $47 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008 for Class Y shares and September 25, 2009 for Class S shares.
(g)	Annualized.

34        Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Growth Allocation Fund

													Ratio of		Ratio of
													expenses		expenses
					Net gains								to average net		to average net		Ratio of net
	Net asset	Net			(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	investment			securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	income			realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)			unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	reimbursements(b)		reimbursements		net assets		turnover(c)

Class A
Six months ended 06/30/10	$10.02	$	—(d	)	$(0.56)	$(0.56)	$—	$—	$—	$9.46	(5.59)%	$246,273	0.46	%(e)	0.63	%(e)	0.10	%(e)	9%
Year ended 12/31/09	7.76		0.18	(d)	2.24	2.42	(0.16)	—	(0.16)	10.02	31.22	269,062	0.46		0.68		2.13		28
Year ended 12/31/08	14.21		0.14	(d)	(5.91)	(5.77)	(0.01)	(0.67)	(0.68)	7.76	(40.62)	258,136	0.46		0.59		1.16		16
Year ended 12/31/07	13.73		0.22	(d)	0.83	1.05	(0.19)	(0.38)	(0.57)	14.21	7.75	486,834	0.47		0.56		1.53		5
Year ended 12/31/06	12.22		0.10		1.93	2.03	(0.10)	(0.42)	(0.52)	13.73	16.63	246,635	0.47		0.63		0.90		24
Year ended 12/31/05	11.26		0.10	(d)	1.05	1.15	(0.07)	(0.12)	(0.19)	12.22	10.24	132,159	0.46		0.75		0.89		14

Class B
Six months ended 06/30/10	9.88		(0.03	)(d)	(0.56)	(0.59)	—	—	—	9.29	(5.97)	63,174	1.21	(e)	1.38	(e)	(0.65	)(e)	9
Year ended 12/31/09	7.64		0.12	(d)	2.19	2.31	(0.07)	—	(0.07)	9.88	30.20	73,887	1.21		1.43		1.38		28
Year ended 12/31/08	14.10		0.05	(d)	(5.83)	(5.78)	(0.01)	(0.67)	(0.68)	7.64	(41.00)	65,395	1.21		1.34		0.41		16
Year ended 12/31/07	13.64		0.11	(d)	0.82	0.93	(0.09)	(0.38)	(0.47)	14.10	6.89	129,577	1.22		1.31		0.78		5
Year ended 12/31/06	12.16		0.02		1.90	1.92	(0.02)	(0.42)	(0.44)	13.64	15.77	110,172	1.22		1.38		0.15		24
Year ended 12/31/05	11.23		0.02	(d)	1.05	1.07	(0.02)	(0.12)	(0.14)	12.16	9.49	68,411	1.17		1.46		0.18		14

Class C
Six months ended 06/30/10	9.88		(0.03	)(d)	(0.56)	(0.59)	—	—	—	9.29	(5.97)	66,312	1.21	(e)	1.38	(e)	(0.65	)(e)	9
Year ended 12/31/09	7.64		0.12	(d)	2.19	2.31	(0.07)	—	(0.07)	9.88	30.20	72,462	1.21		1.43		1.38		28
Year ended 12/31/08	14.10		0.05	(d)	(5.83)	(5.78)	(0.01)	(0.67)	(0.68)	7.64	(41.00)	59,190	1.21		1.34		0.41		16
Year ended 12/31/07	13.63		0.11	(d)	0.83	0.94	(0.09)	(0.38)	(0.47)	14.10	6.97	102,941	1.22		1.31		0.78		5
Year ended 12/31/06	12.15		0.02		1.90	1.92	(0.02)	(0.42)	(0.44)	13.63	15.78	75,611	1.22		1.38		0.15		24
Year ended 12/31/05	11.23		0.02	(d)	1.04	1.06	(0.02)	(0.12)	(0.14)	12.15	9.40	39,271	1.17		1.46		0.18		14

Class R
Six months ended 06/30/10	9.98		(0.01	)(d)	(0.56)	(0.57)	—	—	—	9.41	(5.71)	12,185	0.71	(e)	0.88	(e)	(0.15	)(e)	9
Year ended 12/31/09	7.73		0.16	(d)	2.22	2.38	(0.13)	—	(0.13)	9.98	30.81	13,034	0.71		0.93		1.88		28
Year ended 12/31/08	14.18		0.11	(d)	(5.88)	(5.77)	(0.01)	(0.67)	(0.68)	7.73	(40.70)	8,386	0.71		0.84		0.91		16
Year ended 12/31/07	13.70		0.19	(d)	0.83	1.02	(0.16)	(0.38)	(0.54)	14.18	7.52	12,231	0.72		0.81		1.28		5
Year ended 12/31/06	12.20		0.07		1.92	1.99	(0.07)	(0.42)	(0.49)	13.70	16.34	9,617	0.72		0.88		0.65		24
Year ended 12/31/05	11.25		0.08	(d)	1.05	1.13	(0.06)	(0.12)	(0.18)	12.20	10.01	6,285	0.67		0.96		0.68		14

Class S
Six months ended 06/30/10	10.02		0.00		(0.56)	(0.56)	—	—	—	9.46	(5.59)	95	0.36	(e)	0.53	(e)	0.20	(e)	9
Year ended 12/31/09(f)	9.61		0.06		0.51	0.57	(0.16)	—	(0.16)	10.02	6.00	15,961	0.36	(g)	0.47	(g)	2.23	(g)	28

Class Y
Six months ended 06/30/10	10.02		0.00		(0.55)	(0.55)	—	—	—	9.47	(5.49)	25,474	0.21	(e)	0.38	(e)	0.35	(e)	9
Year ended 12/31/09	7.77		0.21	(d)	2.23	2.44	(0.19)	—	(0.19)	10.02	31.50	1,386	0.21		0.43		2.38		28
Year ended 12/31/08(f)	10.26		0.03	(d)	(1.84)	(1.81)	(0.01)	(0.67)	(0.68)	7.77	(17.65)	658	0.21	(g)	0.46	(g)	1.42	(g)	16

Institutional Class
Six months ended 06/30/10	10.08		0.02	(d)	(0.57)	(0.55)	—	—	—	9.53	(5.46)	1,075	0.11	(e)	0.11	(e)	0.45	(e)	9
Year ended 12/31/09	7.82		0.21	(d)	2.26	2.47	(0.21)	—	(0.21)	10.08	31.59	100	0.16		0.16		2.43		28
Year ended 12/31/08	14.25		0.18	(d)	(5.93)	(5.75)	(0.01)	(0.67)	(0.68)	7.82	(40.36)	63	0.12		0.12		1.50		16
Year ended 12/31/07	13.77		0.28	(d)	0.82	1.10	(0.24)	(0.38)	(0.62)	14.25	8.09	97	0.08		0.08		1.91		5
Year ended 12/31/06	12.25		0.16		1.92	2.08	(0.14)	(0.42)	(0.56)	13.77	16.98	147	0.12		0.12		1.24		24
Year ended 12/31/05	11.28		0.14	(d)	1.05	1.19	(0.10)	(0.12)	(0.22)	12.25	10.52	125	0.17		0.19		1.18		14

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.82%, 0.80%, 0.80%, 0.83% and 0.87% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and December 31, 2005, respectively.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $266,287, $70,806, $71,587, $13,099, $23,272, $1,252 and $101 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008 for Class Y shares and September 25, 2009 for Class S shares.
(g)	Annualized.

35        Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Moderate Allocation Fund

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/10	$9.63	$0.09	$(0.30)	$(0.21)	$—	$—	$—	$9.42	(2.18)%	$299,326	0.37	%(e)	0.52	(e)	1.87	%(e)	8%
Year ended 12/31/09	7.87	0.31	1.80	2.11	(0.35)	—	(0.35)	9.63	26.86	312,736	0.37		0.57		3.64		21
Year ended 12/31/08	12.35	0.40	(4.25)	(3.85)	(0.30)	(0.33)	(0.63)	7.87	(31.11)	294,668	0.37		0.52		3.76		13
Year ended 12/31/07	12.23	0.41	0.45	0.86	(0.37)	(0.37)	(0.74)	12.35	7.14	466,753	0.38		0.50		3.20		6
Year ended 12/31/06	11.49	0.31	1.04	1.35	(0.28)	(0.33)	(0.61)	12.23	11.73	312,300	0.38		0.53		2.56		21
Year ended 12/31/05	10.89	0.24	0.57	0.81	(0.18)	(0.03)	(0.21)	11.49	7.47	208,841	0.34		0.62		2.19		2

Class B
Six months ended 06/30/10	9.59	0.05	(0.29)	(0.24)	—	—	—	9.35	(2.50)	74,744	1.12	(e)	1.27	(e)	1.12	(e)	8
Year ended 12/31/09	7.85	0.25	1.77	2.02	(0.28)	—	(0.28)	9.59	25.80	85,714	1.12		1.32		2.89		21
Year ended 12/31/08	12.27	0.32	(4.20)	(3.88)	(0.21)	(0.33)	(0.54)	7.85	(31.57)	85,928	1.12		1.27		3.01		13
Year ended 12/31/07	12.17	0.31	0.44	0.75	(0.28)	(0.37)	(0.65)	12.27	6.24	155,059	1.13		1.25		2.45		6
Year ended 12/31/06	11.45	0.21	1.03	1.24	(0.19)	(0.33)	(0.52)	12.17	10.86	146,751	1.13		1.28		1.81		21
Year ended 12/31/05	10.87	0.16	0.57	0.73	(0.12)	(0.03)	(0.15)	11.45	6.75	117,373	1.05		1.33		1.48		2

Class C
Six months ended 06/30/10	9.59	0.05	(0.29)	(0.24)	—	—	—	9.35	(2.50)	94,616	1.12	(e)	1.27	(e)	1.12	(e)	8
Year ended 12/31/09	7.85	0.25	1.77	2.02	(0.28)	—	(0.28)	9.59	25.80	99,807	1.12		1.32		2.89		21
Year ended 12/31/08	12.27	0.32	(4.20)	(3.88)	(0.21)	(0.33)	(0.54)	7.85	(31.57)	88,392	1.12		1.27		3.01		13
Year ended 12/31/07	12.17	0.31	0.44	0.75	(0.28)	(0.37)	(0.65)	12.27	6.24	141,090	1.13		1.25		2.45		6
Year ended 12/31/06	11.45	0.21	1.03	1.24	(0.19)	(0.33)	(0.52)	12.17	10.86	114,828	1.13		1.28		1.81		21
Year ended 12/31/05	10.87	0.16	0.57	0.73	(0.12)	(0.03)	(0.15)	11.45	6.75	77,801	1.05		1.33		1.48		2

Class R
Six months ended 06/30/10	9.62	0.08	(0.30)	(0.22)	—	—	—	9.40	(2.29)	19,265	0.62	(e)	0.77	(e)	1.62	(e)	10
Year ended 12/31/09	7.87	0.29	1.79	2.08	(0.33)	—	(0.33)	9.62	26.44	18,886	0.62		0.82		3.39		21
Year ended 12/31/08	12.33	0.37	(4.23)	(3.86)	(0.27)	(0.33)	(0.60)	7.87	(31.24)	14,176	0.62		0.77		3.51		13
Year ended 12/31/07	12.21	0.38	0.45	0.83	(0.34)	(0.37)	(0.71)	12.33	6.90	19,332	0.63		0.75		2.95		6
Year ended 12/31/06	11.48	0.28	1.03	1.31	(0.25)	(0.33)	(0.58)	12.21	11.41	15,294	0.63		0.78		2.31		21
Year ended 12/31/05	10.89	0.22	0.57	0.79	(0.17)	(0.03)	(0.20)	11.48	7.21	10,332	0.55		0.83		1.98		2

Class S
Six months ended 06/30/10	9.62	0.09	(0.29)	(0.20)	—	—	—	9.42	(2.08)	1,027	0.27	(e)	0.42	(e)	1.97	(e)	8
Year ended 12/31/09(f)	9.48	0.10	0.39	0.49	(0.35)	—	(0.35)	9.62	5.23	18,006	0.27	(g)	0.40	(g)	3.74	(g)	21

Class Y
Six months ended 06/30/10	9.62	0.10	(0.29)	(0.19)	—	—	—	9.43	(1.98)	28,878	0.12	(e)	0.27	(e)	2.12	(e)	8
Year ended 12/31/09	7.87	0.34	1.78	2.12	(0.37)	—	(0.37)	9.62	27.02	1,131	0.12		0.32		3.89		21
Year ended 12/31/08(f)	9.77	0.08	(1.34)	(1.26)	(0.31)	(0.33)	(0.64)	7.87	(12.84)	680	0.12	(g)	0.33	(g)	4.01	(g)	13

Institutional Class
Six months ended 06/30/10	9.66	0.10	(0.30)	(0.20)	—	—	—	9.46	(2.07)	1,012	0.12	(e)	0.12	(e)	2.12	(e)	8
Year ended 12/31/09	7.89	0.34	1.80	2.14	(0.37)	—	(0.37)	9.66	27.21	11	0.13		0.19		3.88		21
Year ended 12/31/08	12.39	0.43	(4.27)	(3.84)	(0.33)	(0.33)	(0.66)	7.89	(30.92)	8	0.13		0.17		4.00		13
Year ended 12/31/07	12.26	0.45	0.46	0.91	(0.41)	(0.37)	(0.78)	12.39	7.49	12	0.09		0.09		3.49		6
Year ended 12/31/06	11.52	0.34	1.04	1.38	(0.31)	(0.33)	(0.64)	12.26	11.96	156	0.10		0.10		2.83		21
Year ended 12/31/05	10.91	0.28	0.57	0.85	(0.21)	(0.03)	(0.24)	11.52	7.76	141	0.05		0.15		2.48		2

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.72%, 0.75%, 0.76%, 0.80% and 0.82% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and December 31, 2005, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $313,449, $82,412, $99,796, $19,566, $25,718, $1,033 and $510 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008 for Class Y shares and September 25, 2009 for Class S shares.
(g)	Annualized.

36        Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Moderate Growth Allocation Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/10	$9.84	$0.05	$(0.45)	$(0.40)	$—	$—	$—	$9.44	(4.07)%	$172,327	0.37	%(e)	0.58	%(e)	1.00	%(e)	9%
Year ended 12/31/09	7.84	0.25	2.14	2.39	(0.39)	—	(0.39)	9.84	30.53	181,286	0.37		0.62		2.90		25
Year ended 12/31/08	13.13	0.28	(5.10)	(4.82)	(0.01)	(0.46)	(0.47)	7.84	(36.71)	199,591	0.37		0.56		2.50		19
Year ended 12/31/07	12.74	0.34	0.57	0.91	(0.28)	(0.24)	(0.52)	13.13	7.19	358,335	0.37		0.54		2.54		2
Year ended 12/31/06	11.35	0.24	1.45	1.69	(0.16)	(0.14)	(0.30)	12.74	14.92	130,088	0.38		0.71		1.97		21
Year ended 12/31/05(f)	10.06	0.20	1.19	1.39	(0.10)	—	(0.10)	11.35	13.78	33,667	0.37	(g)	1.16	(g)	2.65	(g)	1

Class B
Six months ended 06/30/10	9.71	0.01	(0.44)	(0.43)	—	—	—	9.28	(4.43)	38,698	1.12	(e)	1.33	(e)	0.25	(e)	9
Year ended 12/31/09	7.72	0.18	2.11	2.29	(0.30)	—	(0.30)	9.71	29.68	44,746	1.12		1.37		2.15		25
Year ended 12/31/08	13.05	0.19	(5.05)	(4.86)	(0.01)	(0.46)	(0.47)	7.72	(37.25)	40,380	1.12		1.31		1.75		19
Year ended 12/31/07	12.67	0.24	0.57	0.81	(0.19)	(0.24)	(0.43)	13.05	6.44	70,657	1.12		1.29		1.79		2
Year ended 12/31/06	11.32	0.15	1.44	1.59	(0.10)	(0.14)	(0.24)	12.67	14.04	52,329	1.13		1.46		1.22		21
Year ended 12/31/05(f)	10.06	0.14	1.19	1.33	(0.07)	—	(0.07)	11.32	13.26	17,221	1.12	(g)	1.91	(g)	1.90	(g)	1

Class C
Six months ended 06/30/10	9.70	0.01	(0.44)	(0.43)	—	—	—	9.27	(4.43)	48,920	1.12	(e)	1.33	(e)	0.25	(e)	9
Year ended 12/31/09	7.72	0.18	2.10	2.28	(0.30)	—	(0.30)	9.70	29.55	52,488	1.12		1.37		2.15		25
Year ended 12/31/08	13.04	0.19	(5.04)	(4.85)	(0.01)	(0.46)	(0.47)	7.72	(37.19)	44,256	1.12		1.31		1.75		19
Year ended 12/31/07	12.66	0.24	0.57	0.81	(0.19)	(0.24)	(0.43)	13.04	6.45	69,400	1.12		1.29		1.79		2
Year ended 12/31/06	11.31	0.15	1.44	1.59	(0.10)	(0.14)	(0.24)	12.66	14.05	42,266	1.13		1.46		1.22		21
Year ended 12/31/05(f)	10.06	0.14	1.18	1.32	(0.07)	—	(0.07)	11.31	13.16	11,656	1.12	(g)	1.91	(g)	1.90	(g)	1

Class R
Six months ended 06/30/10	9.78	0.04	(0.45)	(0.41)	—	—	—	9.37	(4.19)	6,325	0.62	(e)	0.83	(e)	0.75	(e)	9
Year ended 12/31/09	7.79	0.23	2.12	2.35	(0.36)	—	(0.36)	9.78	30.21	6,454	0.62		0.87		2.65		25
Year ended 12/31/08	13.09	0.25	(5.08)	(4.83)	(0.01)	(0.46)	(0.47)	7.79	(36.90)	4,912	0.62		0.81		2.25		19
Year ended 12/31/07	12.70	0.31	0.57	0.88	(0.25)	(0.24)	(0.49)	13.09	6.98	5,475	0.62		0.79		2.29		2
Year ended 12/31/06	11.34	0.21	1.43	1.64	(0.14)	(0.14)	(0.28)	12.70	14.47	2,378	0.63		0.96		1.72		21
Year ended 12/31/05(f)	10.06	0.18	1.19	1.37	(0.09)	—	(0.09)	11.34	13.61	380	0.62	(g)	1.41	(g)	2.40	(g)	1

Class Y
Six months ended 06/30/10	9.83	0.06	(0.44)	(0.38)	—	—	—	9.45	(3.87)	685	0.12	(e)	0.33	(e)	1.25	(e)	9
Year ended 12/31/09	7.84	0.28	2.14	2.42	(0.43)	—	(0.43)	9.83	30.90	710	0.12		0.37		3.15		25
Year ended 12/31/08(f)	9.89	0.05	(1.63)	(1.58)	(0.01)	(0.46)	(0.47)	7.84	(15.98)	503	0.12	(g)	0.47	(g)	2.75	(g)	19

Institutional Class
Six months ended 06/30/10	9.88	0.06	(0.45)	(0.39)	—	—	—	9.49	(3.95)	13	0.12	(e)	0.19	(e)	1.25	(e)	9
Year ended 12/31/09	7.88	0.27	2.15	2.42	(0.42)	—	(0.42)	9.88	30.85	14	0.13		0.21		3.14		25
Year ended 12/31/08	13.16	0.29	(5.10)	(4.81)	(0.01)	(0.46)	(0.47)	7.88	(36.55)	10	0.13		0.19		2.75		19
Year ended 12/31/07	12.76	0.38	0.57	0.95	(0.31)	(0.24)	(0.55)	13.16	7.42	12	0.10		0.12		2.82		2
Year ended 12/31/06	11.36	0.27	1.45	1.72	(0.18)	(0.14)	(0.32)	12.76	15.17	66	0.12		0.26		2.22		21
Year ended 12/31/05(f)	10.06	0.21	1.19	1.40	(0.10)	—	(0.10)	11.36	13.95	57	0.12	(g)	0.69	(g)	2.90	(g)	1

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.75%, 0.77%, 0.78%, 0.82% and 0.78% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and December 31, 2005, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $181,865, $43,145, $52,392, $6,660, $704, and $14 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of April 29, 2005 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)	Annualized.

37        Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Moderately Conservative Allocation Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/10	$9.35	$0.10	$(0.13)	$(0.03)	$—	$—	$—	$9.32	(0.32)%	$43,094	0.39	%(e)	0.75	%(e)	2.21	%(e)	9%
Year ended 12/31/09	8.35	0.32	1.12	1.44	(0.44)	—	(0.44)	9.35	17.28	41,152	0.39		0.71		3.66		26
Year ended 12/31/08	11.24	0.46	(2.84)	(2.38)	(0.40)	(0.11)	(0.51)	8.35	(21.20)	58,819	0.39		0.63		4.45		28
Year ended 12/31/07	11.09	0.48	0.21	0.69	(0.35)	(0.19)	(0.54)	11.24	6.23	83,101	0.39		0.67		4.12		8
Year ended 12/31/06	10.60	0.36	0.50	0.86	(0.27)	(0.10)	(0.37)	11.09	8.13	21,713	0.40		1.37		3.26		29
Year ended 12/31/05(f)	10.03	0.22	0.49	0.71	(0.13)	(0.01)	(0.14)	10.60	7.01	8,489	0.40	(g)	2.81	(g)	3.04	(g)	5

Class B
Six months ended 06/30/10	9.30	0.07	(0.14)	(0.07)	—	—	—	9.23	(0.75)	9,053	1.14	(e)	1.50	(e)	1.46	(e)	9
Year ended 12/31/09	8.31	0.26	1.11	1.37	(0.38)	—	(0.38)	9.30	16.46	9,129	1.14		1.46		2.91		26
Year ended 12/31/08	11.16	0.38	(2.80)	(2.42)	(0.32)	(0.11)	(0.43)	8.31	(21.69)	8,897	1.14		1.38		3.70		28
Year ended 12/31/07	11.03	0.39	0.21	0.60	(0.28)	(0.19)	(0.47)	11.16	5.40	11,156	1.14		1.42		3.37		8
Year ended 12/31/06	10.57	0.27	0.50	0.77	(0.21)	(0.10)	(0.31)	11.03	7.29	7,916	1.15		2.12		2.51		29
Year ended 12/31/05(f)	10.03	0.16	0.49	0.65	(0.10)	(0.01)	(0.11)	10.57	6.49	3,904	1.14	(g)	3.55	(g)	2.30	(g)	5

Class C
Six months ended 06/30/10	9.32	0.07	(0.14)	(0.07)	—	—	—	9.25	(0.75)	14,248	1.14	(e)	1.50	(e)	1.46	(e)	9
Year ended 12/31/09	8.33	0.26	1.11	1.37	(0.38)	—	(0.38)	9.32	16.42	14,731	1.14		1.46		2.91		26
Year ended 12/31/08	11.17	0.37	(2.78)	(2.41)	(0.32)	(0.11)	(0.43)	8.33	(21.57)	13,118	1.14		1.38		3.70		28
Year ended 12/31/07	11.03	0.39	0.22	0.61	(0.28)	(0.19)	(0.47)	11.17	5.49	14,454	1.14		1.42		3.37		8
Year ended 12/31/06	10.57	0.27	0.50	0.77	(0.21)	(0.10)	(0.31)	11.03	7.29	8,833	1.15		2.12		2.51		29
Year ended 12/31/05(f)	10.03	0.16	0.49	0.65	(0.10)	(0.01)	(0.11)	10.57	6.49	2,893	1.14	(g)	3.55	(g)	2.30	(g)	5

Class R
Six months ended 06/30/10	9.34	0.09	(0.14)	(0.05)	—	—	—	9.29	(0.54)	2,825	0.64	(e)	1.00	(e)	1.96	(e)	9
Year ended 12/31/09	8.34	0.30	1.12	1.42	(0.42)	—	(0.42)	9.34	17.05	2,580	0.64		0.96		3.41		26
Year ended 12/31/08	11.21	0.42	(2.81)	(2.39)	(0.37)	(0.11)	(0.48)	8.34	(21.31)	1,552	0.64		0.88		4.20		28
Year ended 12/31/07	11.07	0.45	0.20	0.65	(0.32)	(0.19)	(0.51)	11.21	5.91	1,396	0.64		0.92		3.87		8
Year ended 12/31/06	10.59	0.33	0.50	0.83	(0.25)	(0.10)	(0.35)	11.07	7.84	495	0.65		1.62		3.01		29
Year ended 12/31/05(f)	10.03	0.20	0.49	0.69	(0.12)	(0.01)	(0.13)	10.59	6.84	144	0.64	(g)	3.05	(g)	2.80	(g)	5

Class Y
Six months ended 06/30/10	9.34	0.12	(0.14)	(0.02)	—	—	—	9.32	(0.21)	75	0.14	(e)	0.50	(e)	2.46	(e)	9
Year ended 12/31/09	8.35	0.35	1.11	1.46	(0.47)	—	(0.47)	9.34	17.54	70	0.14		0.46		3.91		26
Year ended 12/31/08(f)	9.59	0.10	(0.83)	(0.73)	(0.40)	(0.11)	(0.51)	8.35	(7.56)	31	0.14	(g)	0.42	(g)	4.70	(g)	28

Institutional Class
Six months ended 06/30/10	9.37	0.12	(0.14)	(0.02)	—	—	—	9.35	(0.21)	29	0.14	(e)	0.37	(e)	2.46	(e)	9
Year ended 12/31/09	8.38	0.35	1.11	1.46	(0.47)	—	(0.47)	9.37	17.48	29	0.14		0.32		3.91		26
Year ended 12/31/08	11.27	0.48	(2.83)	(2.35)	(0.43)	(0.11)	(0.54)	8.38	(20.88)	25	0.14		0.27		4.70		28
Year ended 12/31/07	11.11	0.50	0.22	0.72	(0.37)	(0.19)	(0.56)	11.27	6.51	31	0.14		0.27		4.37		8
Year ended 12/31/06	10.61	0.38	0.51	0.89	(0.29)	(0.10)	(0.39)	11.11	8.41	58	0.14		0.99		3.51		29
Year ended 12/31/05(f)	10.03	0.23	0.49	0.72	(0.13)	(0.01)	(0.14)	10.61	7.19	54	0.14	(g)	2.40	(g)	3.30	(g)	5

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.67%, 0.69%, 0.70%, 0.74% and 0.69% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and December 31, 2005, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $42,325, $9,165, $14,638, $2,656, $73, and $30 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of April 29, 2005 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)	Annualized.

38        Invesco Allocation Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010, through June 30, 2010.
  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Conservative Allocation Fund

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
A	$1,000.00	$1,003.20	$2.38	$1,022.41	$2.41	0.48%

B	1,000.00	998.90	6.10	1,018.70	6.16	1.23

C	1,000.00	1,000.00	6.10	1,018.70	6.16	1.23

R	1,000.00	1,002.20	3.62	1,021.17	3.66	0.73

S	1,000.00	1,003.20	1.89	1,022.91	1.91	0.38

Y	1,000.00	1,005.40	1.14	1,023.65	1.15	0.23

Institutional	1,000.00	1,005.40	1.14	1,023.65	1.15	0.23

Invesco Growth Allocation Fund

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
A	$1,000.00	$944.10	$2.22	$1,022.51	$2.31	0.46%

B	1,000.00	940.30	5.82	1,018.79	6.06	1.21

C	1,000.00	940.30	5.82	1,018.79	6.06	1.21

R	1,000.00	942.90	3.42	1,021.27	3.56	0.71

39        Invesco Allocation Funds

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
S	1,000.00	944.10	1.74	1,023.01	1.81	0.36

Y	1,000.00	945.10	1.01	1,023.75	1.05	0.21

Institutional	1,000.00	945.40	0.53	1,024.25	0.55	0.11

Invesco Moderate Allocation Fund

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
A	$1,000.00	$978.20	$1.81	$1,022.96	$1.86	0.37%

B	1,000.00	975.00	5.48	1,019.24	5.61	1.12

C	1,000.00	975.00	5.48	1,019.24	5.61	1.12

R	1,000.00	977.10	3.04	1,021.72	3.11	0.62

S	1,000.00	979.20	1.32	1,023.46	1.35	0.27

Y	1,000.00	980.20	1.59	1,024.20	0.60	0.12

Institutional	1,000.00	979.30	0.59	1,024.20	0.60	0.12

Invesco Moderate Growth Allocation Fund

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
A	$1,000.00	$959.30	$1.80	$1,022.96	$1.86	0.37%

B	1,000.00	955.70	5.43	1,019.24	5.61	1.12

C	1,000.00	955.70	5.43	1,019.24	5.61	1.12

R	1,000.00	958.10	3.01	1,021.72	3.11	0.62

Y	1,000.00	961.30	0.58	1,024.20	0.60	0.12

Institutional	1,000.00	960.50	0.58	1,024.20	0.60	0.12

Invesco Moderately Conservative Allocation Fund

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
A	$1,000.00	$996.80	$1.93	$1,022.86	$1.96	0.39%

B	1,000.00	992.50	5.63	1,019.14	5.71	1.14

C	1,000.00	992.50	5.63	1,019.14	5.71	1.14

R	1,000.00	944.60	3.17	1,021.62	3.21	0.64

Y	1,000.00	997.90	0.69	1.024.10	0.70	0.14

Institutional	1,000.00	997.90	0.69	1.024.10	0.70	0.14

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

40        Invesco Allocation Funds

Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund, Invesco Moderate Growth Allocation Fund and Invesco Moderately Conservative Allocation Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Invesco Growth Series (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of each Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for each Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of each Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with each Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under each Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to each Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of each Fund’s investment advisory agreement.
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing each Fund.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in

41        Invesco Allocation Funds

considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Invesco Conservative Allocation Fund
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that the performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, and in the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers advised the Board that relative underperformance was impacted by more conservative positioning and exposure to specific underlying funds for which Invesco Advisers had made portfolio management changes. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Growth Allocation Fund
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Multi-Cap Core Funds Index. The Board noted that the performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the fourth quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Moderate Allocation Fund
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Mixed-Asset Target Allocation Moderate Funds Index. The Board noted that the performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the fourth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Moderate Growth Allocation Fund
The Board compared the Fund’s performance during the past one, three and four calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Mixed-Asset Target Allocation Growth Funds Index. The Board noted that the performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the fourth quintile for the three and four year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and four year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Moderately Conservative Allocation Fund
The Board compared the Fund’s performance during the past one, three and four calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that the performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and four year periods and the fifth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Class A shares of the Fund was below the performance of the Index for the one, three and four year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C. Advisory Fees and Fee Waivers
The Board noted that each Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge any Fund any advisory fees pursuant to such Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge any Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund. The Board considered the effect this expense limitation would have on each Fund’s estimated total expenses.

D. Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge any Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that each Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with each Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to each Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

42        Invesco Allocation Funds

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You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
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Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
AAS-SAR-1    Invesco Distributors, Inc.

Invesco Global Equity Fund
Semiannual Report to Shareholders ▪ June 30, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-9.97%
Class B Shares	-10.23
Class C Shares	-10.24
Class R Shares	-9.97
Class Y Shares	-9.74
Institutional Class Shares	-9.62
MSCI World Index▼ (Broad Market/Style-Specific Index)	-9.84
Lipper Global Multi-Cap Core Funds Index▼ (Peer Group Index)	-8.11

▼	Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The Lipper Global Multi-Cap Core Funds Index is an unmanaged index considered representative of global multi-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (9/15/97)	3.52%
10 Years	0.09
5 Years	-3.83
1 Year	0.99

Class B Shares
Inception (9/15/97)	3.65%
10 Years	0.19
5 Years	-3.70
1 Year	1.06

Class C Shares
Inception (1/2/98)	3.70%
10 Years	0.04
5 Years	-3.44
1 Year	5.06

Class R Shares
10 Years	0.48%
5 Years	-2.95
1 Year	6.68

Class Y Shares
10 Years	0.72%
5 Years	-2.63
1 Year	7.19

Institutional Class Shares
10 Years	1.01%
5 Years	-2.21
1 Year	7.44
Class R shares incepted on October 31, 2005. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.66%, 2.41%, 2.41%, 1.91%, 1.41% and 0.86%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.
2              Invesco Global Equity Fund

Letters to Shareholders

  Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

     Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
3              Invesco Global Equity Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.55%
Australia–3.20%
BHP Billiton Ltd.	85,724	$2,664,578

Centennial Coal Co. Ltd.	111,227	411,471

Commonwealth Bank of Australia	3,588	145,346

Rio Tinto Ltd.	11,043	611,278

Westpac Banking Corp.	60,192	1,062,381

		4,895,054

Bermuda–1.83%
Allied World Assurance Co. Holdings, Ltd.	8,400	381,192

Arch Capital Group Ltd.(b)	32,390	2,413,055

		2,794,247

Canada–5.07%
ATCO Ltd.–Class I	15,800	706,131

Bank of Montreal	7,800	423,563

BCE Inc.(c)	145,400	4,245,614

Canadian Imperial Bank of Commerce	8,000	498,083

Canadian Utilities Ltd.–Class A	18,600	791,426

Penn West Energy Trust	41,800	797,200

Royal Bank of Canada	6,200	296,137

		7,758,154

Denmark–2.52%
Coloplast A.S.–Class B	4,519	448,621

Novo Nordisk A.S.–Class B	42,202	3,404,616

		3,853,237

Finland–0.80%
Fortum Oyj	55,368	1,219,131

France–2.17%
Sanofi-Aventis S.A.	47,296	2,852,669

Total S.A.	5,861	260,894

Valeo S.A.(b)	7,484	201,654

		3,315,217

Germany–2.51%
Deutsche Bank AG	3,381	191,195

Deutsche Lufthansa AG(b)	81,615	1,124,789

Hannover Rueckversicherung AG	35,814	1,543,090

RWE AG	15,001	977,973

		3,837,047

Hong Kong–2.08%
BOC Hong Kong (Holdings) Ltd.	360,000	818,271

Cheung Kong (Holdings) Ltd.	104,000	1,195,042

Swire Pacific Ltd.–Class A	103,500	1,172,691

		3,186,004

Ireland–0.35%
Warner Chilcott PLC–Class A(b)	23,700	541,545

Italy–3.50%
Enel S.p.A.	121,731	515,089

Eni S.p.A.	26,219	481,404

Mediaset S.p.A.	432,018	2,460,292

Snam Rete Gas S.p.A.	35,092	139,536

Terna–Rete Elettrica Nazionale S.p.A.	490,104	1,765,426

		5,361,747

Japan–12.15%
Astellas Pharma Inc.	63,600	2,127,548

Canon Inc.	102,200	3,811,409

Chubu Electric Power Co., Inc.	6,500	161,205

Daito Trust Construction Co., Ltd.	11,200	633,330

East Japan Railway Co.	5,300	353,399

Honda Motor Co., Ltd.	36,600	1,063,220

Hoya Corp.	21,100	448,162

JGC Corp.	10,000	151,641

Lawson, Inc.	11,300	494,008

Mizuho Financial Group, Inc.(c)	753,400	1,236,920

Nissan Motor Co., Ltd.	583,000	4,042,627

Takeda Pharmaceutical Co., Ltd.	28,900	1,237,185

Tokio Marine Holdings, Inc.	79,700	2,088,300

Toyota Motor Corp.	21,600	743,020

		18,591,974

Luxembourg–0.26%
Tenaris S.A.	23,109	401,138

Netherlands–0.21%
STMicroelectronics N.V.	39,817	315,491

Norway–0.41%
Statoil A.S.A.	26,252	506,370

TGS Nopec Geophysical Co. A.S.A.	10,320	118,013

		624,383

Singapore–0.63%
United Overseas Bank Ltd.	69,000	958,486

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Global Equity Fund

	Shares	Value

Spain–1.92%
Banco Bilbao Vizcaya Argentaria, S.A.	122,909	$1,268,248

Banco Santander S.A.	158,450	1,665,331

		2,933,579

Sweden–1.96%
Alfa Laval A.B.	61,983	800,879

Nordea Bank A.B.	109,568	903,987

Svenska Handelsbanken A.B.–Class A	53,093	1,300,803

		3,005,669

Switzerland–4.72%
Banque Cantonale Vaudoise	501	206,141

Credit Suisse Group AG	36,673	1,378,117

Nestle S.A.	13,480	650,319

Novartis AG	60,458	2,932,799

Roche Holding AG	6,451	885,751

Schindler Holding AG–Participation Ctfs.	13,835	1,163,146

		7,216,273

United Kingdom–7.14%
BHP Billiton PLC	108,812	2,815,146

BP PLC	212,424	1,020,008

British American Tobacco PLC	96,537	3,056,211

BT Group PLC	803,299	1,533,705

HSBC Holdings PLC	17,129	156,237

IG Group Holdings PLC	49,418	308,299

Next PLC	55,840	1,652,096

Standard Chartered PLC	16,001	388,361

		10,930,063

United States–42.12%
American Express Co.	38,200	1,516,540

AmeriCredit Corp.(b)	13,600	247,792

Amgen Inc.(b)	30,900	1,625,340

Apple Inc.(b)	2,000	503,060

Automatic Data Processing, Inc.	54,700	2,202,222

Avis Budget Group, Inc.(b)	84,400	828,808

Bank of America Corp.	24,500	352,065

Brinker International, Inc.	18,700	270,402

Capital One Financial Corp.	18,100	729,430

Cardinal Health, Inc.	29,500	991,495

Cheesecake Factory Inc. (The)(b)	9,000	200,340

Chevron Corp.	29,634	2,010,963

Cimarex Energy Co.	5,300	379,374

Cisco Systems, Inc.(b)	32,300	688,313

Citigroup Inc.(b)	87,400	328,624

ConocoPhillips	35,280	1,731,895

D.R. Horton, Inc.	124,200	1,220,886

Exxon Mobil Corp.	75,965	4,335,323

Ford Motor Co.(b)	48,500	488,880

Forest Laboratories, Inc.(b)	15,400	422,422

Franklin Resources, Inc.	13,500	1,163,565

Gannett Co., Inc.	43,200	581,472

Gap, Inc. (The)	187,928	3,657,079

Goldman Sachs Group, Inc. (The)	7,308	959,321

Humana Inc.(b)	5,700	260,319

IAC/InterActiveCorp(b)	13,300	292,201

InterDigital, Inc.(b)	29,300	723,417

International Business Machines Corp.	36,741	4,536,779

Johnson & Johnson	26,464	1,562,964

Jones Apparel Group, Inc.	89,000	1,410,650

JPMorgan Chase & Co.	4,500	164,745

Limited Brands, Inc.	10,100	222,907

M&T Bank Corp.	12,500	1,061,875

Macy’s, Inc.	17,700	316,830

McDonald’s Corp.	25,311	1,667,236

Micron Technology, Inc.(b)	31,300	265,737

Microsoft Corp.	180,697	4,157,838

Moody’s Corp.(c)	16,300	324,696

Noble Corp.(b)	21,200	655,292

Northrop Grumman Corp.	23,628	1,286,308

Oil States International, Inc.(b)	9,300	368,094

Oshkosh Corp.(b)	82,200	2,561,352

Peabody Energy Corp.	23,000	899,990

Procter & Gamble Co. (The)	19,337	1,159,833

R. R. Donnelley & Sons Co.	72,900	1,193,373

Reliance Steel & Aluminum Co.	14,100	509,715

Rent-A-Center, Inc.(b)	22,900	463,954

Seagate Technology(b)	75,300	981,912

Sprint Nextel Corp.(b)	131,800	558,832

Texas Instruments Inc.	43,164	1,004,858

Time Warner Inc.	14,900	430,759

Travelers Cos., Inc. (The)	6,200	305,350

TRW Automotive Holdings Corp.(b)	54,200	1,494,294

Tyco International Ltd.	15,700	553,111

U.S. Bancorp	10,100	225,735

UnitedHealth Group Inc.	56,500	1,604,600

Valeant Pharmaceuticals International(b)	10,200	533,358

Vishay Intertechnology, Inc.(b)	55,900	432,666

Walter Energy, Inc.	18,700	1,137,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Equity Fund

	Shares	Value

United States–(continued)

Wells Fargo & Co.	9,200	$235,520

Windstream Corp.	137,542	1,452,444

		64,453,050

Total Common Stocks & Other Equity Interests (Cost $161,689,913)		146,191,489

Money Market Funds–0.74%
Liquid Assets Portfolio–Institutional Class(d)	568,599	568,599

Premier Portfolio–Institutional Class(d)	568,599	568,599

Total Money Market Funds (Cost $1,137,198)		1,137,198

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–96.29% (Cost $162,827,111)		147,328,687

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.62%
Liquid Assets Portfolio–Institutional Class (Cost $4,015,600)(d)(e)	4,015,600	4,015,600

TOTAL INVESTMENTS–98.91% (Cost $166,842,711)		151,344,287

OTHER ASSETS LESS LIABILITIES–1.09%		1,665,679

NET ASSETS–100.00%		$153,009,966

Investment Abbreviations:

Ctfs.	– Certificates

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2010.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Financials	19.8%

Consumer Discretionary	14.8

Health Care	14.0

Information Technology	13.3

Energy	9.4

Industrials	6.5

Materials	5.1

Telecommunication Services	5.1

Utilities	4.1

Consumer Staples	3.5

Money Market Funds Plus Other Assets Less Liabilities	4.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Equity Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $161,689,913)*	$146,191,489

Investments in affiliated money market funds, at value and cost	5,152,798

Total investments, at value (Cost $166,842,711)	151,344,287

Cash	38,827

Foreign currencies, at value (Cost $5,512,593)	5,474,427

Receivables for:
Fund shares sold	35,893

Deposits with brokers for open futures contracts	385,075

Dividends	366,218

Investment for trustee deferred compensation and retirement plans	17,529

Other assets	37,673

Total assets	157,699,929

Liabilities:
Payables for:
Fund shares reacquired	231,739

Collateral upon return of securities loaned	4,015,600

Variation margin	190,948

Accrued fees to affiliates	131,585

Accrued other operating expenses	67,641

Trustee deferred compensation and retirement plans	52,450

Total liabilities	4,689,963

Net assets applicable to shares outstanding	$153,009,966

Net assets consist of:
Shares of beneficial interest	$291,395,553

Undistributed net investment income	3,243,754

Undistributed net realized gain (loss)	(125,735,327)

Unrealized appreciation (depreciation)	(15,894,014)

$153,009,966

Net Assets:
Class A	$111,281,118

Class B	$14,367,517

Class C	$10,497,160

Class R	$869,931

Class Y	$488,665

Institutional Class	$15,505,575

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	12,828,108

Class B	1,760,279

Class C	1,288,134

Class R	100,375

Class Y	56,122

Institutional Class	1,755,062

Class A:
Net asset value per share	$8.67

Maximum offering price per share (Net asset value of $8.67 divided by 94.50%)	$9.17

Class B:
Net asset value and offering price per share	$8.16

Class C:
Net asset value and offering price per share	$8.15

Class R:
Net asset value and offering price per share	$8.67

Class Y:
Net asset value and offering price per share	$8.71

Institutional Class:
Net asset value and offering price per share	$8.83

*	At June 30, 2010, securities with an aggregate value of $3,598,869 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Equity Fund

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $211,195)	$2,623,648

Dividends from affiliated money market funds (includes securities lending income of $57,202)	57,627

Total investment income	2,681,275

Expenses:
Advisory fees	711,024

Administrative services fees	24,794

Custodian fees	23,249

Distribution fees:
Class A	161,606

Class B	88,402

Class C	60,947

Class R	2,238

Transfer agent fees	307,885

Transfer agent fees — Institutional	(4,432)

Trustees’ and officers’ fees and benefits	11,756

Other	103,795

Total expenses	1,491,264

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(1,911)

Net expenses	1,489,353

Net investment income	1,191,922

Realized and unrealized gain (loss) from:
Investment securities	5,350,006

Foreign currencies	(298,174)

Futures contracts	(145,294)

4,906,538

Change in net unrealized appreciation (depreciation) of:
Investment securities	(22,773,434)

Foreign currencies	27,318

Futures contracts	(344,807)

(23,090,923)

Net realized and unrealized gain (loss)	(18,184,385)

Net increase (decrease) in net assets resulting from operations	$(16,992,463)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Global Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$1,191,922	$1,889,425

Net realized gain (loss)	4,906,538	(52,163,152)

Change in net unrealized appreciation (depreciation)	(23,090,923)	92,943,632

Net increase (decrease) in net assets resulting from operations	(16,992,463)	42,669,905

Distributions to shareholders from net investment income:
Class A	—	(2,635,923)

Class B	—	(67,659)

Class C	—	(44,289)

Class R	—	(11,789)

Class Y	—	(13,707)

Institutional Class	—	(495,331)

Total distributions from net investment income	—	(3,268,698)

Share transactions–net:
Class A	(14,457,315)	(22,111,954)

Class B	(3,704,806)	(7,226,100)

Class C	(1,316,017)	(3,358,065)

Class R	89,042	114,435

Class Y	(110,514)	310,186

Institutional Class	(873,483)	1,189,162

Net increase (decrease) in net assets resulting from share transactions	(20,373,093)	(31,082,336)

Net increase (decrease) in net assets	(37,365,556)	8,318,871

Net assets:
Beginning of period	190,375,522	182,056,651

End of period (includes undistributed net investment income of $3,243,754 and $2,051,832, respectively)	$153,009,966	$190,375,522

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Equity Fund, formerly AIM Global Equity Fund (the “Fund”), is a series portfolio of AIM Growth Series (Invesco Growth Series), formerly AIM Growth Series (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Effective April 1, 2010, Class R shares are no longer subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

9        Invesco Global Equity Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be

10        Invesco Global Equity Fund

evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire

11        Invesco Global Equity Fund

but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.80%

Next $250 million	0.78%

Next $500 million	0.76%

Next $1.5 billion	0.74%

Next $2.5 billion	0.72%

Next $2.5 billion	0.70%

Next $2.5 billion	0.68%

Over $10 billion	0.66%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The adviser did not waive fee and/or reimburse expenses under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $720.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $296.

12        Invesco Global Equity Fund

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2010, IDI advised the Fund that IDI retained $6,637 in front-end sales commissions from the sale of Class A shares and $0, $12,431 and $612 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$—	$4,895,054	$—	$4,895,054

Bermuda	2,794,247	—	—	2,794,247

Canada	7,758,154	—	—	7,758,154

Denmark	—	3,853,237	—	3,853,237

Finland	—	1,219,131	—	1,219,131

France	—	3,315,217	—	3,315,217

Germany	—	3,837,047	—	3,837,047

Hong Kong	—	3,186,004	—	3,186,004

Ireland	541,545	—	—	541,545

Italy	—	5,361,747	—	5,361,747

Japan	—	18,591,974	—	18,591,974

Luxembourg	—	401,138	—	401,138

13        Invesco Global Equity Fund

	Level 1*	Level 2*	Level 3	Total

Netherlands	$—	$315,491	$—	$315,491

Norway	—	624,383	—	624,383

Singapore	—	958,486	—	958,486

Spain	—	2,933,579	—	2,933,579

Sweden	—	3,005,669	—	3,005,669

Switzerland	—	7,216,273	—	7,216,273

United Kingdom	—	10,930,063	—	10,930,063

United States	69,605,848	—	—	69,605,848

	$80,699,794	$70,644,493	$—	$151,344,287

Futures**	(344,807)	—	—	(344,807)

Total Investments	$80,354,987	$70,644,493	$—	$150,999,480

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

**	Unrealized appreciation (depreciation).

NOTE 4— Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	—	$(344,807)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended June 30, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain (Loss)
Interest rate risk	$(145,294)

Change in Unrealized Appreciation (Depreciation)
Interest rate risk	$(344,807)

Total	$(490,101)

*	The average value of futures during the period was $2,245,273.

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

CME E-Mini S&P 500 Index	53	September-2010/Long	$2,720,490	$(216,263)

Dow Jones EURO STOXX 50 Index	30	September-2010/Long	942,276	(62,456)

FTSE 100 Index	6	September-2010/Long	437,429	(29,878)

SGX NIKKEI 225 Index	11	September-2010/Long	582,108	(36,210)

Total			$4,682,303	$(344,807)

14        Invesco Global Equity Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $895.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,496 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$59,936,917

December 31, 2017	65,336,393

Total capital loss carryforward	$125,273,310

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $75,890,330 and $100,751,782, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,720,933

Aggregate unrealized (depreciation) of investment securities	(21,418,423)

Net unrealized appreciation (depreciation) of investment securities	$(15,697,490)

Cost of investments for tax purposes is $167,041,777.

15        Invesco Global Equity Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	335,897	$3,247,172	1,020,154	$8,422,482

Class B	65,485	596,178	214,316	1,652,754

Class C	50,401	460,337	120,761	930,034

Class R	20,753	198,036	39,575	321,617

Class Y	12,931	126,069	95,559	747,571

Institutional Class	30,881	287,223	475,993	3,515,660

Issued as reinvestment of dividends:
Class A	—	—	252,236	2,431,301

Class B	—	—	7,124	64,776

Class C	—	—	4,311	39,523

Class R	—	—	1,228	11,789

Class Y	—	—	1,111	10,694

Institutional Class	—	—	50,802	495,331

Automatic conversion of Class B shares to Class A shares:
Class A	195,088	1,871,287	489,477	3,889,156

Class B	(206,949)	(1,871,287)	(523,567)	(3,889,156)

Reacquired:(b)
Class A	(2,043,989)	(19,575,774)	(4,577,532)	(36,854,893)

Class B	(269,765)	(2,429,697)	(683,719)	(5,054,474)

Class C	(195,356)	(1,776,354)	(578,459)	(4,327,622)

Class R	(11,248)	(108,994)	(28,914)	(218,971)

Class Y	(25,457)	(236,583)	(51,747)	(448,079)

Institutional Class	(121,295)	(1,160,706)	(328,865)	(2,821,829)

Net increase (decrease) in share activity	(2,162,623)	$(20,373,093)	(4,000,156)	$(31,082,336)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $558 and $2,049 allocated among the classes based on relative net assets of each class for the six month ended June 30, 2010 and the year ended December 31, 2009, respectively.

16        Invesco Global Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net
				(losses)								net assets		assets without		Ratio of net
	Net asset			on securities		Dividends	Distributions					with fee waivers		fee waivers		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period(a)	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 06/30/10	$9.63	$0.07	(d)	$(1.03)	$(0.96)	$—	$—	$—	$8.67	(9.97)%	$111,281	1.62	%(e)	1.62	%(e)	1.40	%(e)	44%
Year ended 12/31/09	7.70	0.09	(d)	2.02	2.11	(0.18)	—	(0.18)	9.63	27.47	138,058	1.66		1.66		1.13		72
Year ended 12/31/08	14.81	0.15	(d)	(6.67)	(6.52)	(0.03)	(0.56)	(0.59)	7.70	(43.90)	132,058	1.54		1.54		1.22		114
Year ended 12/31/07	16.47	0.22	(d)	0.63	0.85	(0.31)	(2.20)	(2.51)	14.81	5.19	317,181	1.39		1.49		1.27		160
Year ended 12/31/06	15.54	0.19		2.73	2.92	(0.20)	(1.79)	(1.99)	16.47	18.88	324,111	1.45		1.64		1.09		166
Year ended 12/31/05	15.65	0.15	(d)	1.34	1.49	(0.13)	(1.47)	(1.60)	15.54	9.43	264,868	1.50		1.68		0.91		120

Class B
Six months ended 06/30/10	9.09	0.03	(d)	(0.96)	(0.93)	—	—	—	8.16	(10.23)	14,368	2.37	(e)	2.37	(e)	0.65	(e)	44
Year ended 12/31/09	7.21	0.03	(d)	1.88	1.91	(0.03)	—	(0.03)	9.09	26.50	19,741	2.41		2.41		0.38		72
Year ended 12/31/08	14.04	0.06	(d)	(6.30)	(6.24)	(0.03)	(0.56)	(0.59)	7.21	(44.32)	22,770	2.29		2.29		0.47		114
Year ended 12/31/07	15.73	0.09	(d)	0.59	0.68	(0.17)	(2.20)	(2.37)	14.04	4.33	78,326	2.14		2.24		0.52		160
Year ended 12/31/06	14.92	0.06		2.62	2.68	(0.08)	(1.79)	(1.87)	15.73	18.02	100,141	2.20		2.39		0.34		166
Year ended 12/31/05	15.10	0.03	(d)	1.28	1.31	(0.03)	(1.46)	(1.49)	14.92	8.65	95,379	2.21		2.39		0.20		120

Class C
Six months ended 06/30/10	9.08	0.03	(d)	(0.96)	(0.93)	—	—	—	8.15	(10.24)	10,497	2.37	(e)	2.37	(e)	0.65	(e)	44
Year ended 12/31/09	7.20	0.03	(d)	1.88	1.91	(0.03)	—	(0.03)	9.08	26.54	13,008	2.41		2.41		0.38		72
Year ended 12/31/08	14.02	0.06	(d)	(6.29)	(6.23)	(0.03)	(0.56)	(0.59)	7.20	(44.30)	13,575	2.29		2.29		0.47		114
Year ended 12/31/07	15.71	0.09	(d)	0.59	0.68	(0.17)	(2.20)	(2.37)	14.02	4.35	40,480	2.14		2.24		0.52		160
Year ended 12/31/06	14.89	0.06		2.63	2.69	(0.08)	(1.79)	(1.87)	15.71	18.12	41,261	2.20		2.39		0.34		166
Year ended 12/31/05	15.08	0.03	(d)	1.27	1.30	(0.03)	(1.46)	(1.49)	14.89	8.58	35,313	2.21		2.39		0.20		120

Class R
Six months ended 06/30/10	9.63	0.05	(d)	(1.01)	(0.96)	—	—	—	8.67	(9.97)	870	1.87	(e)	1.87	(e)	1.15	(e)	44
Year ended 12/31/09	7.68	0.07	(d)	2.01	2.08	(0.13)	—	(0.13)	9.63	27.14	875	1.91		1.91		0.88		72
Year ended 12/31/08	14.81	0.11	(d)	(6.65)	(6.54)	(0.03)	(0.56)	(0.59)	7.68	(44.03)	607	1.79		1.79		0.97		114
Year ended 12/31/07	16.46	0.18	(d)	0.63	0.81	(0.26)	(2.20)	(2.46)	14.81	4.97	488	1.64		1.74		1.02		160
Year ended 12/31/06	15.53	0.12		2.76	2.88	(0.16)	(1.79)	(1.95)	16.46	18.62	170	1.70		1.89		0.84		166
Year ended 12/31/05(f)	16.07	0.02	(d)	1.03	1.05	(0.13)	(1.46)	(1.59)	15.53	6.46	15	1.73	(g)	1.91	(g)	0.68	(g)	120

Class Y
Six months ended 06/30/10	9.65	0.08	(d)	(1.02)	(0.94)	—	—	—	8.71	(9.74)	489	1.37	(e)	1.37	(e)	1.65	(e)	44
Year ended 12/31/09	7.71	0.12	(d)	2.01	2.13	(0.19)	—	(0.19)	9.65	27.69	662	1.41		1.41		1.38		72
Year ended 12/31/08(f)	10.46	0.03	(d)	(2.19)	(2.16)	(0.03)	(0.56)	(0.59)	7.71	(20.46)	183	1.53	(g)	1.53	(g)	1.23	(g)	114

Institutional Class
Six months ended 06/30/10	9.77	0.10	(d)	(1.04)	(0.94)	—	—	—	8.83	(9.62)	15,506	0.93	(e)	0.93	(e)	2.09	(e)	44
Year ended 12/31/09	7.81	0.16	(d)	2.06	2.22	(0.26)	—	(0.26)	9.77	28.47	18,031	0.86		0.86		1.93		72
Year ended 12/31/08	14.94	0.22	(d)	(6.76)	(6.54)	(0.03)	(0.56)	(0.59)	7.81	(43.64)	12,864	1.07		1.07		1.69		114
Year ended 12/31/07	16.60	0.29	(d)	0.63	0.92	(0.38)	(2.20)	(2.58)	14.94	5.58	79,762	0.99		1.67		1.67		160
Year ended 12/31/06	15.64	0.23		2.79	3.02	(0.27)	(1.79)	(2.06)	16.60	19.40	66,018	1.03		1.22		1.50		166
Year ended 12/31/05	15.73	0.23	(d)	1.34	1.57	(0.21)	(1.45)	(1.66)	15.64	9.97	39,803	0.99		1.17		1.42		120

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $130,357, $17,827, $12,290, $903, $658 and $17,194 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

17        Invesco Global Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
Class A	$1,000.00	$900.30	$7.63	$1,016.76	$8.10	1.62%

Class B	1,000.00	897.70	11.15	1,013.04	11.83	2.37

Class C	1,000.00	897.60	11.15	1,013.04	11.83	2.37

Class R	1,000.00	900.30	8.81	1,015.52	9.35	1.87

Class Y	1,000.00	902.60	6.46	1,018.00	6.85	1.37

Institutional	1,000.00	903.80	4.39	1,020.18	4.66	0.93

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Global Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Global Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing the Fund.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Deutschland GmbH currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper

19        Invesco Global Equity Fund

performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Global Multi-Cap Core Funds Index. The Board noted that the performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board also noted that Invesco Advisers appointed an affiliated sub-advisor to manage the Fund’s assets on May 1, 2008. Invesco Advisers advised the Board that the Fund was managed consistently with its mandate and that quantitative processes, such as those followed by the Fund, are typically challenged at market inflection points. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers does not serve as an adviser to other domestic mutual funds with investment strategies comparable to those of the Fund.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients based upon policies reviewed with the Board. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts, including provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets managed for other client accounts and noted that advance notice of redemptions affecting management assets is often provided to Invesco Advisers by institutional clients. Although the Board noted that the fees charged to other client accounts were often lower than the advisory fee charged by Invesco Advisers to the Fund and other Invesco Funds, the Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were more comparable. In light of this information, the Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from services provided to other client accounts and accordingly, the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes seven breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

20        Invesco Global Equity Fund

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You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
GEQ-SAR-1     Invesco Distributors, Inc.

Invesco Income Allocation Fund
Semiannual Report to Shareholders ■ June 30, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
5	Financial Statements
7	Notes to Financial Statements
13	Financial Highlights
14	Fund Expenses
15	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.83%
Class B Shares	0.45
Class C Shares	0.45
Class R Shares	0.59
Class Y Shares	0.96
Institutional Class Shares	0.96
S&P 500 Index▼ (Broad Market Index)	-6.64
Custom Income Allocation Index■ (Style-Specific Index)	1.84
Lipper Mixed-Asset Target Allocation Conservative Funds Index▼ (Peer Group Index)	1.28

▼ Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Income Allocation Index, created by Invesco to serve as a benchmark for Invesco Income Allocation Fund, is composed of the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The composition of the index may change from time to time based on the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	2.10%
1 Year	8.99

Class B Shares
Inception (10/31/05)	2.22%
1 Year	9.38

Class C Shares
Inception (10/31/05)	2.58%
1 Year	13.38

Class R Shares
Inception (10/31/05)	3.08%
1 Year	14.98

Class Y Shares
Inception	3.44%
1 Year	15.56

Institutional Class Shares
Inception (10/31/05)	3.60%
1 Year	15.56
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco. com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 0.90%, 1.65%, 1.65%, 1.15%, 0.65% and 0.66%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.36%, 2.11%, 2.11%, 1.61%, 1.11% and 1.01%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.

2	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.62% for Invesco Income Allocation Fund.
2           Invesco Income Allocation Fund

Letters to Shareholders
   Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees
     Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
3           Invesco Income Allocation Fund

Schedule of Investments

June 30, 2010
(Unaudited)

Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers — 99.81%(a)

					Change in
	% of				Unrealized
	Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/10	06/30/10

Domestic Equity Funds–21.75%
Invesco Diversified Dividend Fund	14.05%	$12,238,160	$621,343	$(1,681,730)	$(73,844)	$(371,307)	$127,854	1,031,983	$10,732,622

Invesco Utilities Fund	7.70%	6,220,628	688,799	(444,341)	(469,632)	(117,008)	87,658	446,691	5,878,446

Total Domestic Equity Funds		18,458,788	1,310,142	(2,126,071)	(543,476)	(488,315)	215,512	1,478,674	16,611,068

Fixed-Income Funds–66.56%
Invesco Core Bond Fund	17.97%	12,882,293	1,440,655	(983,264)	552,144	(164,579)	301,369	1,525,250	13,727,249

Invesco Floating Rate Fund	7.08%	5,540,695	379,193	(528,405)	130,726	(115,600)	145,971	733,597	5,406,609

Invesco High Yield Fund	14.34%	11,785,310	944,409	(1,764,467)	237,184	(249,787)	497,794	2,731,333	10,952,649

Invesco Income Fund	8.79%	6,464,366	557,546	(491,587)	332,247	(144,541)	172,141	1,357,178	6,718,031

Invesco International Total Return Fund	5.12%	3,705,509	666,126	(271,501)	(210,544)	18,104	30,946	358,833	3,907,694

Invesco Short Term Bond Fund	6.08%	4,270,475	674,510	(323,369)	68,216	(42,719)	57,499	534,766	4,647,113

Invesco U.S. Government Fund	7.18%	4,921,220	776,258	(376,278)	147,350	14,064	95,331	603,812	5,482,614

Total Fixed-Income Funds		49,569,868	5,438,697	(4,738,871)	1,257,323	(685,058)	1,301,051	7,844,769	50,841,959

Foreign Equity Funds–4.77%
Invesco International Core Equity Fund	4.77%	3,964,315	539,460	(282,827)	(453,868)	(126,014)	—	398,366	3,641,066

Real Estate Funds–6.73%
Invesco Select Real Estate Income Fund	6.73%	6,056,396	348,323	(1,424,926)	477,371	(316,570)	118,028	708,071	5,140,594

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $83,374,010)	99.81%	$78,049,367	$7,636,622	$(8,572,695)	$737,350	$(1,615,957)	1,634,591		76,234,687

OTHER ASSETS LESS LIABILITIES	0.19%								146,000

NET ASSETS	100.00%								$76,380,687

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.

Portfolio Composition

By asset class, based on Net Assets
as of June 30, 2010

		% of Total Net
	Target	Assets As of
Asset Class	Allocation	06/30/10

Intermediate Term Taxable Investment Grade	38.00%	39.06%

Taxable Non Investment Grade	21.00	21.42

Large Cap Blend	15.00	14.05

Sector	8.00	7.70

Real Estate	7.00	6.73

Short Term Taxable Investment Grade	6.00	6.08

International/Global Blend	5.00	4.77

Other Assets Less Liabilities		0.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Income Allocation Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $83,374,010)	$76,234,687

Receivables for:
Fund shares sold	354,835

Dividends	33

Investment for trustee deferred compensation and retirement plans	7,457

Other assets	26,796

Total assets	76,623,808

Liabilities:
Payables for:
Investments purchased	15,958

Fund shares reacquired	129,623

Accrued fees to affiliates	59,891

Accrued other operating expenses	26,513

Trustee deferred compensation and retirement plans	11,136

Total liabilities	243,121

Net assets applicable to shares outstanding	$76,380,687

Net assets consist of:
Shares of beneficial interest	$94,529,500

Undistributed net investment income	98,937

Undistributed net realized gain (loss)	(11,108,427)

Unrealized appreciation (depreciation)	(7,139,323)

$76,380,687

Net Assets:
Class A	$48,942,474

Class B	$6,170,284

Class C	$19,910,278

Class R	$850,591

Class Y	$496,847

Institutional Class	$10,213

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	5,427,199

Class B	683,575

Class C	2,205,479

Class R	94,254

Class Y	55,087

Institutional Class	1,132

Class A:
Net asset value per share	$9.02

Maximum offering price per share
(Net asset value of $9.02 divided by 94.50%)	$9.55

Class B:
Net asset value and offering price per share	$9.03

Class C:
Net asset value and offering price per share	$9.03

Class R:
Net asset value and offering price per share	$9.02

Class Y:
Net asset value and offering price per share	$9.02

Institutional Class:
Net asset value and offering price per share	$9.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Income Allocation Fund

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$1,634,591

Expenses:
Administrative services fees	24,794

Custodian fees	4,070

Distribution fees:
Class A	61,490

Class B	32,573

Class C	102,270

Class R	1,972

Transfer agent fees — A, B, C, R and Y	70,455

Transfer agent fees — Institutional	3

Trustees’ and officers’ fees and benefits	10,088

Registration and filing fees	33,183

Other	26,756

Total expenses	367,654

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(157,695)

Net expenses	209,959

Net investment income	1,424,632

Realized and unrealized gain (loss) from:
Net realized gain (loss) on sales of affiliated underlying fund shares	(1,615,957)

Change in net unrealized appreciation of affiliated underlying fund shares	737,350

Net gain (loss) from affiliated underlying funds	(878,607)

Net increase (decrease) in net assets resulting from operations	$546,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Income Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$1,424,632	$3,356,321

Net realized gain (loss)	(1,615,957)	(4,968,204)

Change in net unrealized appreciation	737,350	14,968,944

Net increase in net assets resulting from operations	546,025	13,357,061

Distributions to shareholders from net investment income:
Class A	(1,000,636)	(2,237,128)

Class B	(106,572)	(270,350)

Class C	(338,233)	(792,754)

Class R	(15,556)	(25,524)

Class Y	(10,246)	(19,252)

Institutional Class	(223)	(540)

Total distributions from net investment income	(1,471,466)	(3,345,548)

Share transactions–net:
Class A	147,786	(912,208)

Class B	(325,185)	(1,466,926)

Class C	(721,496)	(1,093,605)

Class R	142,773	222,892

Class Y	44,654	166,277

Institutional Class	223	(3,183)

Net increase (decrease) in net assets resulting from share transactions	(711,245)	(3,086,753)

Net increase (decrease) in net assets	(1,636,686)	6,924,760

Net assets:
Beginning of period	78,017,373	71,092,613

End of period (includes undistributed net investment income of $98,937 and $145,771, respectively)	$76,380,687	$78,017,373

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Income Allocation Fund, formerly AIM Income Allocation Fund, (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series), formerly AIM Growth Series, (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is current income and, secondarily, growth of capital. The Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales

7        Invesco Income Allocation Fund

charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Investments in underlying funds are valued at the end of the day net asset value per share.
Securities in the underlying funds, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

8        Invesco Income Allocation Fund

C.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.28%, 1.03%, 1.03%, 0.53%, 0.03% and 0.03% of average daily net assets, respectively. In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses under this expense limitation.
  For the six months ended June 30, 2010, the Adviser reimbursed fund level expenses of $87,237 and reimbursed class level expenses of $44,661, $5,914, $18,570, $716, $431 and $3 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an

9        Invesco Income Allocation Fund

asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2010, IDI advised the Fund that IDI retained $9,421 in front-end sales commissions from the sale of Class A shares and $0, $4,722, $1,271 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.
  The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$76,234,687	$—	$—	$76,234,687

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $163.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,383 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available

10        Invesco Income Allocation Fund

capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$1,851,625

December 31, 2017	2,118,568

Total capital loss carryforward	$3,970,193

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $7,636,622 and $8,572,695, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$391,136

Aggregate unrealized (depreciation) of investment securities	(13,052,735)

Net unrealized appreciation (depreciation) of investment securities	$(12,661,599)

Cost of investments for tax purposes is $88,896,286.

11        Invesco Income Allocation Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	797,231	$7,370,705	1,545,536	$12,867,824

Class B	138,347	1,283,378	219,021	1,817,135

Class C	182,116	1,686,858	738,508	6,084,823

Class R	20,045	186,570	36,384	307,472

Class Y	6,004	56,183	29,493	240,316

Issued as reinvestment of dividends:
Class A	91,562	840,780	222,610	1,848,069

Class B	10,287	94,592	28,818	238,250

Class C	30,385	279,378	78,132	649,015

Class R	1,692	15,556	2,967	24,844

Class Y	1,060	9,733	2,216	18,704

Institutional Class	24	223	65	540

Automatic conversion of Class B shares to Class A shares:
Class A	58,097	536,770	193,059	1,576,358

Class B	(58,067)	(536,770)	(193,011)	(1,576,358)

Reacquired:
Class A	(931,362)	(8,600,469)	(2,079,211)	(17,204,459)

Class B	(126,646)	(1,166,385)	(237,900)	(1,945,953)

Class C	(290,210)	(2,687,732)	(963,748)	(7,827,443)

Class R	(6,374)	(59,353)	(13,218)	(109,424)

Class Y	(2,297)	(21,262)	(10,888)	(92,743)

Institutional Class	—	—	(459)	(3,723)

Net increase (decrease) in share activity	(78,106)	$(711,245)	(401,626)	$(3,086,753)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12        Invesco Income Allocation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed(b)		absorbed		net assets		turnover(c)

Class A
Six months ended 06/30/10	$9.13	$0.18	(d)	$(0.10)	$0.08	$(0.19)	$—	$(0.19)	$9.02	0.83%	$48,942	0.28	%(e)	0.69	%(e)	3.94	%(e)	10%
Year ended 12/31/09	7.94	0.41	(d)	1.19	1.60	(0.41)	—	(0.41)	9.13	20.80	49,394	0.28		0.74		4.94		20
Year ended 12/31/08	10.60	0.55	(d)	(2.46)	(1.91)	(0.55)	(0.20)	(0.75)	7.94	(18.88)	43,926	0.28		0.67		5.69		27
Year ended 12/31/07	10.85	0.54	(d)	(0.17)	0.37	(0.47)	(0.15)	(0.62)	10.60	3.40	60,193	0.28		0.70		4.92		10
Year ended 12/31/06	10.12	0.39		0.75	1.14	(0.39)	(0.02)	(0.41)	10.85	11.48	21,022	0.29		1.96		4.86		21
Year ended 12/31/05(f)	10.03	0.11	(d)	0.13	0.24	(0.15)	—	(0.15)	10.12	2.35	1,634	0.29	(g)	20.85	(g)	6.45	(g)	0.99

Class B
Six months ended 06/30/10	9.13	0.15	(d)	(0.10)	0.05	(0.15)	—	(0.15)	9.03	0.45	6,170	1.03	(e)	1.44	(e)	3.19	(e)	10
Year ended 12/31/09	7.95	0.35	(d)	1.18	1.53	(0.35)	—	(0.35)	9.13	19.74	6,573	1.03		1.49		4.19		20
Year ended 12/31/08	10.61	0.48	(d)	(2.46)	(1.98)	(0.48)	(0.20)	(0.68)	7.95	(19.46)	7,177	1.03		1.42		4.94		27
Year ended 12/31/07	10.86	0.46	(d)	(0.17)	0.29	(0.39)	(0.15)	(0.54)	10.61	2.62	11,412	1.03		1.45		4.17		10
Year ended 12/31/06	10.12	0.31		0.76	1.07	(0.31)	(0.02)	(0.33)	10.86	10.74	6,018	1.04		2.71		4.11		21
Year ended 12/31/05(f)	10.03	0.10	(d)	0.12	0.22	(0.13)	—	(0.13)	10.12	2.17	210	1.04	(g)	21.60	(g)	5.70	(g)	0.99

Class C
Six months ended 06/30/10	9.14	0.15	(d)	(0.11)	0.04	(0.15)	—	(0.15)	9.03	0.45	19,910	1.03	(e)	1.44	(e)	3.19	(e)	10
Year ended 12/31/09	7.95	0.35	(d)	1.19	1.54	(0.35)	—	(0.35)	9.14	19.87	20,859	1.03		1.49		4.19		20
Year ended 12/31/08	10.61	0.48	(d)	(2.46)	(1.98)	(0.48)	(0.20)	(0.68)	7.95	(19.47)	19,324	1.03		1.42		4.94		27
Year ended 12/31/07	10.86	0.46	(d)	(0.17)	0.29	(0.39)	(0.15)	(0.54)	10.61	2.62	25,286	1.03		1.45		4.17		10
Year ended 12/31/06	10.12	0.31		0.76	1.07	(0.31)	(0.02)	(0.33)	10.86	10.74	9,905	1.04		2.71		4.11		21
Year ended 12/31/05(f)	10.03	0.10	(d)	0.12	0.22	(0.13)	—	(0.13)	10.12	2.17	521	1.04	(g)	21.60	(g)	5.70	(g)	0.99

Class R
Six months ended 06/30/10	9.13	0.17	(d)	(0.10)	0.07	(0.18)	—	(0.18)	9.02	0.59	851	0.53	(e)	0.94	(e)	3.69	(e)	10
Year ended 12/31/09	7.95	0.39	(d)	1.18	1.57	(0.39)	—	(0.39)	9.13	20.34	721	0.53		0.99		4.69		20
Year ended 12/31/08	10.61	0.52	(d)	(2.45)	(1.93)	(0.53)	(0.20)	(0.73)	7.95	(19.06)	419	0.53		0.92		5.44		27
Year ended 12/31/07	10.86	0.51	(d)	(0.17)	0.34	(0.44)	(0.15)	(0.59)	10.61	3.14	394	0.53		0.95		4.67		10
Year ended 12/31/06	10.11	0.43		0.70	1.13	(0.36)	(0.02)	(0.38)	10.86	11.41	107	0.54		2.21		4.61		21
Year ended 12/31/05(f)	10.03	0.11	(d)	0.11	0.22	(0.14)	—	(0.14)	10.11	2.20	51	0.54	(g)	21.10	(g)	6.20	(g)	0.99

Class Y
Six months ended 06/30/10	9.13	0.19	(d)	(0.10)	0.09	(0.20)	—	(0.20)	9.02	0.96	497	0.03	(e)	0.44	(e)	4.19	(e)	10
Year ended 12/31/09	7.94	0.44	(d)	1.18	1.62	(0.43)	—	(0.43)	9.13	21.10	459	0.03		0.49		5.19		20
Year ended 12/31/08(f)	8.93	0.12	(d)	(0.94)	(0.82)	(0.17)	—	(0.17)	7.94	(9.14)	234	0.03	(g)	0.57	(g)	5.94	(g)	27

Institutional Class
Six months ended 06/30/10	9.13	0.19	(d)	(0.10)	0.09	(0.20)	—	(0.20)	9.02	0.96	10	0.03	(e)	0.31	(e)	4.19	(e)	10
Year ended 12/31/09	7.94	0.43	(d)	1.19	1.62	(0.43)	—	(0.43)	9.13	21.10	10	0.04		0.39		5.18		20
Year ended 12/31/08	10.60	0.56	(d)	(2.44)	(1.88)	(0.58)	(0.20)	(0.78)	7.94	(18.67)	12	0.04		0.36		5.93		27
Year ended 12/31/07	10.85	0.57	(d)	(0.17)	0.40	(0.50)	(0.15)	(0.65)	10.60	3.66	10	0.03		0.33		5.17		10
Year ended 12/31/06	10.11	0.53		0.65	1.18	(0.42)	(0.02)	(0.44)	10.85	11.87	57	0.03		1.58		5.11		21
Year ended 12/31/05(f)	10.03	0.12	(d)	0.11	0.23	(0.15)	—	(0.15)	10.11	2.29	51	0.04	(g)	20.58	(g)	6.70	(g)	0.99

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.62%, 0.71%, 0.69%, 0.64% and 0.69% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and the period October 31, 2005 (commencement date) to December 31, 2005, respectively.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $49,600, $6,569, $20,623, $795, $478 and $10 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 31, 2005 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y Shares, respectively.
(g)	Annualized.

13        Invesco Income Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
A	$1,000.00	$1,008.30	$1.39	$1,023.41	$1.40	0.28%

B	1,000.00	1,004.50	5.12	1,019.69	5.16	1.03

C	1,000.00	1,004.50	5.12	1,019.69	5.16	1.03

Y	1,000.00	1,009.60	0.15	1,024.65	0.15	0.03

R	1,000.00	1,005.90	2.64	1,022.17	2.66	0.53

Institutional	1,000.00	1,009.60	0.15	1,024.65	0.15	0.03

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

14        Invesco Income Allocation Fund

Approval of Investment Advisory and Sub-advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Income Allocation Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing the Fund.

15        Invesco Income Allocation Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and four calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that the performance of Class A shares of the Fund was in the third quintile of its performance universe for the one and four year periods and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and four year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory Fees and Fee Waivers
The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this expense limitation would have on the Fund’s estimated total expenses.

D.	Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

16        Invesco Income Allocation Fund

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To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
INCAL-SAR-1           Invesco Distributors, Inc.

Invesco International Allocation Fund
Semiannual Report to Shareholders ▪ June 30, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
5	Financial Statements
7	Notes to Financial Statements
13	Financial Highlights
14	Fund Expenses
15	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-10.11%
Class B Shares	-10.45
Class C Shares	-10.45
Class R Shares	-10.15
Class Y Shares	-10.00
Institutional Class Shares	-9.86
MSCI EAFE Index▼ (Broad Market/Style-Specific Index)	-13.23
Lipper International Multi-Cap Core Funds Index▼ (Peer Group Index)	-9.94

▼	Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The Lipper International Multi-Cap Core Funds Index is an unmanaged index considered representative of international multi-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	-0.28%
1 Year	4.76

Class B Shares
Inception (10/31/05)	-0.16%
1 Year	4.95

Class C Shares
Inception (10/31/05)	0.19%
1 Year	8.95

Class R Shares
Inception (10/31/05)	0.70%
1 Year	10.57

Class Y Shares
Inception	1.05%
1 Year	11.05

Institutional Class Shares
Inception (10/31/05)	1.22%
1 Year	11.20
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.34%, 2.09%, 2.09%, 1.59%, 1.09% and 1.08%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.66%, 2.41%, 2.41%, 1.91%, 1.41% and 1.13%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.
     Had the adviser not waived fees and/or reimbursed expenses on the Fund’s Class A, B, C, R and Y shares, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.90% for Invesco International Allocation Fund.

2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2011. See current prospectus for more information.

2	Invesco International Allocation Fund

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees
     Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco

3	Invesco International Allocation Fund

Schedule of Investments

June 30, 2010
(Unaudited)

Invesco International Allocation Fund
Schedule of Investments in Affiliated Issuers–100.09%(a)

					Change in
	% of				Unrealized
	Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/10	06/30/10

Foreign Equity Funds–99.93%
Invesco Developing Markets Fund	5.16%	$11,800,029	$181,180	$(2,705,304)	$(126,735)	$70,351	$—	$338,828	$9,219,521

Invesco International Core Equity Fund	34.98%	75,611,068	5,677,896	(8,303,139)	(6,897,902)	(3,619,317)	—	6,834,639	62,468,606

Invesco International Growth Fund	22.52%	49,610,643	815,309	(6,207,353)	(2,658,739)	(1,347,655)	—	1,756,759	40,212,205

Invesco International Small Company Fund	10.16%	22,940,782	362,360	(3,719,452)	1,550,723	(2,985,215)	—	1,301,018	18,149,198

PowerShares International Dividend Achievers Portfolio–ETF	27.11%	58,834,851	1,788,980	(7,523,906)	(3,165,135)	(1,518,322)	397,740	3,788,456	48,416,468

Total Foreign Equity Funds		218,797,373	8,825,725	(28,459,154)	(11,297,788)	(9,400,158)	397,740	14,019,700	178,465,998

Money Market Funds–0.16%
Liquid Assets Portfolio	0.08%	811,914	2,508,051	(3,178,926)	—	—	158	141,039	141,039

Premier Portfolio	0.08%	811,914	2,508,051	(3,178,926)	—	—	60	141,039	141,039

Total Money Market Funds		1,623,828	5,016,102	(6,357,852)	—	—	218	282,078	282,078

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $244,955,703)	100.09%	$220,421,201	$13,841,827	$(34,817,006)	$(11,297,788)	$(9,400,158)	$397,958		$178,748,076

OTHER ASSETS LESS LIABILITIES	(0.09)%								(161,239)

NET ASSETS	100.00%								$178,586,837

Investment Abbreviations:

ETF	– Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

Portfolio Composition

By asset class, based on Net Assets
as of June 30, 2010

		% of Total
		Net Assets
	Target	as of
Asset Class	Allocation	06/30/10

Emerging Markets	5.00%	5.16%

International/Global Blend	35.00	34.98

International/Global Growth	32.50	32.68

International/Global Value	27.50	27.11

Cash Equivalents Plus Other Assets Less Liabilities	n/a	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco International Allocation Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $244,955,703)	$178,748,076

Receivables for:
Investments sold	603,256

Fund shares sold	167,979

Dividends	25

Investment for trustee deferred compensation and retirement plans	8,149

Other assets	26,790

Total assets	179,554,275

Liabilities:
Payables for:
Fund shares reacquired	721,081

Accrued fees to affiliates	204,808

Accrued other operating expenses	19,738

Trustee deferred compensation and retirement plans	21,811

Total liabilities	967,438

Net assets applicable to shares outstanding	$178,586,837

Net assets consist of:
Shares of beneficial interest	$314,684,024

Undistributed net investment income	3,433,219

Undistributed net realized gain (loss)	(73,322,779)

Unrealized appreciation (depreciation)	(66,207,627)

$178,586,837

Net Assets:
Class A	$120,725,007

Class B	$14,999,228

Class C	$34,957,637

Class R	$4,482,153

Class Y	$3,361,985

Institutional Class	$60,827

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	14,590,477

Class B	1,841,538

Class C	4,292,671

Class R	544,403

Class Y	405,909

Institutional Class	7,314

Class A:
Net asset value per share	$8.27

Maximum offering price per share
(Net asset value of $8.27 divided by 94.50%)	$8.75

Class B:
Net asset value and offering price per share	$8.14

Class C:
Net asset value and offering price per share	$8.14

Class R:
Net asset value and offering price per share	$8.23

Class Y:
Net asset value and offering price per share	$8.28

Institutional Class:
Net asset value and offering price per share	$8.32

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco International Allocation Fund

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$397,958

Other income	88

Total investment income	398,046

Expenses:
Administrative services fees	24,795

Distribution fees:
Class A	174,833

Class B	88,667

Class C	200,018

Class R	11,517

Transfer agent fees — A, B, C, R and Y	329,922

Transfer agent fees — Institutional	37

Trustees’ and officers’ fees and benefits	12,162

Other	32,916

Total expenses	874,867

Less: Expenses reimbursed and expense offset arrangement(s)	(213,386)

Net expenses	661,481

Net investment income (loss)	(263,435)

Realized and unrealized gain (loss) from:
Net realized gain (loss) on sales of affiliated underlying funds	(9,400,158)

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(11,297,788)

Net gain (loss) from affiliated underlying funds	(20,697,946)

Net increase (decrease) in net assets resulting from operations	$(20,961,381)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco International Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income (loss)	$(263,435)	$3,728,685

Net realized gain (loss)	(9,400,158)	(23,880,385)

Change in net unrealized appreciation (depreciation)	(11,297,788)	79,432,673

Net increase (decrease) in net assets resulting from operations	(20,961,381)	59,280,973

Distributions to shareholders from net investment income:
Class A	—	(3,356,382)

Class B	—	(220,910)

Class C	—	(480,815)

Class R	—	(87,625)

Class Y	—	(105,383)

Institutional Class	—	(1,758)

Total distributions from net investment income	—	(4,252,873)

Share transactions–net:
Class A	(14,263,253)	(9,083,036)

Class B	(2,484,938)	(3,498,215)

Class C	(3,085,480)	(3,950,138)

Class R	354,361	653,537

Class Y	(282,674)	2,653,502

Institutional Class	1,000	1,143

Net increase (decrease) in net assets resulting from share transactions	(19,760,984)	(13,223,207)

Net increase (decrease) in net assets	(40,722,365)	41,804,893

Net assets:
Beginning of period	219,309,202	177,504,309

End of period (includes undistributed net investment income of $3,433,219 and $3,696,654, respectively)	$178,586,837	$219,309,202

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Allocation Fund, formerly AIM International Allocation Fund (the “Fund”), is a series portfolio of AIM Growth Series (Invesco Growth Series), formerly AIM Growth Series (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital. The Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Aim Advisors, Inc. (the “Advisor” or “Invesco Aim”). The Advisor may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales

7        Invesco International Allocation Fund

charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Investments in underlying funds are valued at the end of the day net asset value per share.
Securities in the underlying funds, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

8        Invesco International Allocation Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.43%, 1.18%, 1.18%, 0.68%, 0.18% and 0.18%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  For the six months ended June 30, 2010, the Adviser reimbursed class level expenses of $141,672, $17,962, $40,520, $4,666, $3,936 and $9 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $290.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net

9        Invesco International Allocation Fund

assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2010, IDI advised the Fund that IDI retained $18,572 in front-end sales commissions from the sale of Class A shares and $0, $18,633 and $1,183 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$178,748,076	$—	$—	$178,748,076

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2010, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $4,331.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $1,560 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

10        Invesco International Allocation Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$27,122,541

December 31, 2017	23,283,288

Total capital loss carryforward	$50,405,829

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $8,825,725 and $28,459,154, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$—

Aggregate unrealized (depreciation) of investment securities	(79,356,760)

Net unrealized appreciation (depreciation) of investment securities	$(79,356,760)

Cost of investments for tax purposes is $258,104,836.

11        Invesco International Allocation Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	1,542,038	$14,029,841	3,721,654	$29,109,177

Class B	160,530	1,441,975	358,433	2,733,130

Class C	301,849	2,725,337	723,501	5,794,356

Class R	97,300	868,259	181,590	1,444,870

Class Y	47,744	428,354	422,278	3,095,182

Institutional Class	123	1,000	984	9,000

Issued as reinvestment of dividends:
Class A	—	—	350,558	3,155,204

Class B	—	—	23,359	207,663

Class C	—	—	51,098	454,187

Class R	—	—	9,702	86,931

Class Y	—	—	10,595	95,252

Institutional Class	—	—	195	1,758

Automatic conversion of Class B shares to Class A shares:
Class A	117,082	1,052,554	259,605	1,961,066

Class B	(118,734)	(1,052,554)	(264,387)	(1,961,066)

Reacquired:(b)
Class A	(3,267,797)	(29,345,648)	(5,925,012)	(43,308,483)

Class B	(322,244)	(2,874,359)	(623,989)	(4,477,942)

Class C	(666,391)	(5,810,817)	(1,441,378)	(10,198,681)

Class R	(58,032)	(513,898)	(127,329)	(878,264)

Class Y	(80,464)	(711,028)	(64,457)	(536,932)

Institutional Class	—	—	(1,287)	(9,615)

Net increase (decrease) in share activity	(2,246,996)	$(19,760,984)	(2,334,287)	$(13,223,207)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $693 and $5,629 for the six months ended June 30, 2010 and the year ended December 31, 2009, respectively.

12        Invesco International Allocation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed(d)		absorbed		net assets		turnover(e)

Class A
Six months ended 06/30/10	$9.20	$(0.00)	$(0.93)	$(0.93)	$—	$—	$—	$8.27	(10.11)%	$120,725	0.43	%(f)	0.63	%(f)	(0.04	)%(f)	4%
Year ended 12/31/09	6.79	0.17	2.45	2.62	(0.21)	—	(0.21)	9.20	38.68	148,986	0.44		0.76		2.22		11
Year ended 12/31/08	14.14	0.18	(6.43)	(6.25)	(0.01)	(1.09)	(1.10)	6.79	(44.27)	120,847	0.44		0.65		1.56		38
Year ended 12/31/07	13.29	0.32	1.05	1.37	(0.26)	(0.26)	(0.52)	14.14	10.37	280,140	0.44		0.60		2.25		2
Year ended 12/31/06	10.71	0.42	2.41	2.83	(0.23)	(0.02)	(0.25)	13.29	26.42	129,474	0.44		0.84		3.36		2
Year ended 12/31/05(g)	10.12	0.32	0.47	0.79	(0.20)	—	(0.20)	10.71	7.78	5,848	0.43	(h)	7.30	(h)	17.87	(h)	0.3

Class B
Six months ended 06/30/10	9.09	(0.04)	(0.91)	(0.95)	—	—	—	8.14	(10.45)	14,999	1.18	(f)	1.38	(f)	(0.79	)(f)	4
Year ended 12/31/09	6.68	0.11	2.40	2.51	(0.10)	—	(0.10)	9.09	37.68	19,284	1.19		1.51		1.47		11
Year ended 12/31/08	14.06	0.09	(6.37)	(6.28)	(0.01)	(1.09)	(1.10)	6.68	(44.74)	17,571	1.19		1.40		0.81		38
Year ended 12/31/07	13.23	0.21	1.05	1.26	(0.17)	(0.26)	(0.43)	14.06	9.61	40,466	1.19		1.34		1.50		2
Year ended 12/31/06	10.70	0.32	2.41	2.73	(0.18)	(0.02)	(0.20)	13.23	25.50	21,839	1.19		1.59		2.61		2
Year ended 12/31/05(g)	10.12	0.31	0.46	0.77	(0.19)	—	(0.19)	10.70	7.65	1,430	1.18	(h)	8.05	(h)	17.12	(h)	0.3

Class C
Six months ended 06/30/10	9.09	(0.04)	(0.91)	(0.95)	—	—	—	8.14	(10.45)	34,958	1.18	(f)	1.38	(f)	(0.79	)(f)	4
Year ended 12/31/09	6.68	0.11	2.40	2.51	(0.10)	—	(0.10)	9.09	37.68	42,315	1.19		1.51		1.47		11
Year ended 12/31/08	14.05	0.09	(6.36)	(6.27)	(0.01)	(1.09)	(1.10)	6.68	(44.70)	35,579	1.19		1.40		0.81		38
Year ended 12/31/07	13.23	0.21	1.04	1.25	(0.17)	(0.26)	(0.43)	14.05	9.53	89,841	1.19		1.35		1.50		2
Year ended 12/31/06	10.70	0.32	2.41	2.73	(0.18)	(0.02)	(0.20)	13.23	25.50	39,826	1.19		1.59		2.61		2
Year ended 12/31/05(g)	10.12	0.31	0.46	0.77	(0.19)	—	(0.19)	10.70	7.65	1,937	1.18	(h)	8.05	(h)	17.12	(h)	0.3

Class R
Six months ended 06/30/10	9.16	(0.01)	(0.92)	(0.93)	—	—	—	8.23	(10.15)	4,482	0.68	(f)	0.88	(f)	(0.29	)(f)	4
Year ended 12/31/09	6.75	0.15	2.43	2.58	(0.17)	—	(0.17)	9.16	38.38	4,625	0.69		1.01		1.97		11
Year ended 12/31/08	14.12	0.15	(6.42)	(6.27)	(0.01)	(1.09)	(1.10)	6.75	(44.48)	2,980	0.69		0.90		1.31		38
Year ended 12/31/07	13.27	0.29	1.05	1.34	(0.23)	(0.26)	(0.49)	14.12	10.16	4,211	0.69		0.85		2.00		2
Year ended 12/31/06	10.71	0.39	2.40	2.79	(0.21)	(0.02)	(0.23)	13.27	26.07	1,071	0.69		1.09		3.11		2
Year ended 12/31/05(g)	10.12	0.32	0.46	0.78	(0.19)	—	(0.19)	10.71	7.77	74	0.68	(h)	7.55	(h)	17.62	(h)	0.3

Class Y
Six months ended 06/30/10	9.20	0.01	(0.93)	(0.92)	—	—	—	8.28	(10.00)	3,362	0.18	(f)	0.38	(f)	0.21	(f)	4
Year ended 12/31/09	6.80	0.21	2.44	2.65	(0.25)	—	(0.25)	9.20	38.99	4,033	0.19		0.51		2.47		11
Year ended 12/31/08(g)	9.83	0.03	(1.96)	(1.93)	(0.01)	(1.09)	(1.10)	6.80	(19.74)	477	0.19	(h)	0.64	(h)	1.81	(h)	38

Institutional Class
Six months ended 06/30/10	9.23	0.01	(0.92)	(0.91)	—	—	—	8.32	(9.86)	61	0.15	(f)	0.18	(f)	0.24	(f)	4
Year ended 12/31/09	6.83	0.19	2.46	2.65	(0.25)	—	(0.25)	9.23	38.90	66	0.18		0.23		2.48		11
Year ended 12/31/08	14.17	0.21	(6.45)	(6.24)	(0.01)	(1.09)	(1.10)	6.83	(44.11)	50	0.15		0.15		1.85		38
Year ended 12/31/07	13.31	0.36	1.05	1.41	(0.29)	(0.26)	(0.55)	14.17	10.66	64	0.17		0.17		2.52		2
Year ended 12/31/06	10.72	0.44	2.41	2.85	(0.24)	(0.02)	(0.26)	13.31	26.64	69	0.18		0.34		3.62		2
Year ended 12/31/05(g)	10.12	0.32	0.48	0.80	(0.20)	—	(0.20)	10.72	7.90	55	0.18	(h)	6.92	(h)	18.12	(h)	0.3

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.90%, 0.98%, 0.96%, 1.01% and 1.15% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and for the period October 31, 2005 (commencement date) to December 31, 2005, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $141,026, $17,880, $40,335, $4,645, $3,917 and $65 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(g)	Commencement date of October 31, 2005 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(h)	Annualized.

13        Invesco International Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.
  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
A	$1,000.00	$898.90	$2.02	$1,022.66	$2.16	0.43%

B	1,000.00	895.50	5.55	1,018.94	5.91	1.18

C	1,000.00	895.50	5.55	1,018.94	5.91	1.18

R	1,000.00	898.50	3.20	1,021.42	3.41	0.68

Y	1,000.00	900.00	0.85	1,023.90	0.90	0.18

Institutional	1,000.00	901.40	0.71	1,024.05	0.75	0.15

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

14        Invesco International Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco International Allocation Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing the Fund.

15        Invesco International Allocation Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and four calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper International Multi-Cap Core Funds Index. The Board noted that the performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the third quintile for the three and four year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Class A shares of the Fund was above the performance of the Index for the one year periods and below the performance of the Index for the three and four year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory Fees and Fee Waivers
  The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this expense limitation would have on the Fund’s estimated total expenses.

D.	Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

16        Invesco International Allocation Fund

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Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

INTAL-SAR-1	Invesco Distributors, Inc.

Invesco Mid Cap Core Equity Fund
Semiannual Report to Shareholders ■ June 30, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-4.39%
Class B Shares	-4.75
Class C Shares	-4.70
Class R Shares	-4.54
Class Y Shares	-4.29
Institutional Class Shares	-4.19
S&P 500 Index▼ (Broad Market Index)	-6.64
Russell Midcap Index▼ (Style-Specifi c Index)	-2.06
Lipper Mid-Cap Core Funds Index▼ (Peer Group Index)	-3.43

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defi ned here, and consequently, the performance of the Fund may deviate signifi cantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not refl ect sales charges. Performance of the peer group, if applicable, refl ects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (6/9/87)	10.41%
10 Years	4.39
5 Years	1.94
1 Year	8.84

Class B Shares
Inception (4/1/93)	9.71%
10 Years	4.40
5 Years	2.10
1 Year	9.32

Class C Shares
Inception (5/3/99)	7.30%
10 Years	4.24
5 Years	2.33
1 Year	13.36

Class R Shares
10 Years	4.77%
5 Years	2.84
1 Year	14.92

Class Y Shares
10 Years	5.03%
5 Years	3.19
1 Year	15.51

Institutional Class Shares
Inception (3/15/02)	5.11%
5 Years	3.54
1 Year	15.65
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.30%, 2.05%, 2.05%, 1.55%, 1.05% and 0.86%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
2      Invesco Mid Cap Core Equity Fund

Letters to Shareholders
  Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests fi rst. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversifi ed mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced effi ciency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees
     Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fi xed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
3      Invesco Mid Cap Core Equity Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–80.17%
Aerospace & Defense–5.66%
Alliant Techsystems Inc.(b)	463,471	$28,763,010

Goodrich Corp.	250,657	16,606,026

ITT Corp.	1,156,047	51,929,631

Moog Inc.–Class A(b)	660,849	21,299,164

Precision Castparts Corp.	178,212	18,341,579

		136,939,410

Air Freight & Logistics–1.06%
Expeditors International of Washington, Inc.	739,141	25,507,756

Apparel, Accessories & Luxury Goods–1.14%
Carter’s, Inc.(b)	1,053,572	27,656,265

Asset Management & Custody Banks–3.22%
Legg Mason, Inc.	1,499,174	42,021,847

Northern Trust Corp.	769,488	35,935,090

		77,956,937

Biotechnology–2.11%
Biogen Idec Inc.(b)	521,467	24,743,609

Genzyme Corp.(b)	518,940	26,346,584

		51,090,193

Communications Equipment–1.94%
Juniper Networks, Inc.(b)	569,711	13,000,805

Motorola, Inc.(b)	5,213,475	33,991,857

		46,992,662

Construction, Farm Machinery & Heavy Trucks–1.36%
WABCO Holdings Inc.(b)	1,046,052	32,929,717

Data Processing & Outsourced Services–1.52%
Western Union Co.	2,465,103	36,754,686

Education Services–0.60%
Apollo Group, Inc.–Class A(b)	343,938	14,607,047

Electric Utilities–0.87%
Edison International	663,708	21,052,818

Electrical Components & Equipment–0.79%
Thomas & Betts Corp.(b)	549,277	19,059,912

Electronic Equipment & Instruments–1.17%
Agilent Technologies, Inc.(b)	996,160	28,320,829

Electronic Manufacturing Services–0.63%
Molex Inc.(c)	828,283	15,107,882

Environmental & Facilities Services–1.67%
Republic Services, Inc.	1,360,415	40,445,138

Fertilizers & Agricultural Chemicals–0.71%
Scotts Miracle-Gro Co. (The)–Class A	383,764	17,042,959

Food Retail–2.76%
Kroger Co. (The)	738,934	14,549,610

Safeway Inc.	2,657,297	52,242,459

		66,792,069

Health Care Equipment–6.91%
Boston Scientific Corp.(b)	10,328,546	59,905,567

Hologic, Inc.(b)	2,814,513	39,206,166

Hospira, Inc.(b)	315,220	18,109,389

Teleflex Inc.	183,282	9,948,547

Zimmer Holdings, Inc.(b)	739,896	39,991,379

		167,161,048

Health Care Facilities–0.65%
Rhoen-Klinikum AG (Germany)(c)	710,567	15,785,799

Health Care Services–3.02%
DaVita, Inc.(b)	459,677	28,702,232

Laboratory Corp. of America Holdings(b)	232,805	17,541,857

Quest Diagnostics Inc.	539,773	26,864,502

		73,108,591

Health Care Supplies–1.22%
Cooper Cos., Inc. (The)	740,416	29,461,153

Hypermarkets & Super Centers–1.39%
BJ’s Wholesale Club, Inc.(b)	910,851	33,710,595

Industrial Conglomerates–1.30%
Tyco International Ltd.	889,762	31,346,315

Industrial Machinery–1.90%
Actuant Corp.–Class A	800,000	15,064,000

Atlas Copco A.B.–Class A (Sweden)	1,120,849	16,414,208

Parker Hannifin Corp.	262,060	14,533,847

		46,012,055

Insurance Brokers–1.66%
Marsh & McLennan Cos., Inc.	1,785,227	40,256,869

IT Consulting & Other Services–1.32%
Amdocs Ltd.(b)	1,185,389	31,827,695

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Mid Cap Core Equity Fund

	Shares	Value

Leisure Products–0.52%
Hasbro, Inc.	306,166	$12,583,423

Life Sciences Tools & Services–3.86%
Pharmaceutical Product Development, Inc.	1,683,750	42,784,087

Techne Corp.	506,459	29,096,070

Waters Corp.(b)	332,190	21,492,693

		93,372,850

Managed Health Care–1.46%
Aetna Inc.	1,334,503	35,204,189

Metal & Glass Containers–1.14%
Owens-Illinois, Inc.(b)	1,045,982	27,666,224

Multi-Sector Holdings–0.19%
PICO Holdings, Inc.(b)	149,488	4,480,155

Office Services & Supplies–1.03%
Pitney Bowes Inc.	1,136,666	24,961,185

Oil & Gas Drilling–0.61%
Helmerich & Payne, Inc.	405,319	14,802,250

Oil & Gas Equipment & Services–3.14%
Baker Hughes Inc.	1,053,967	43,813,408

Cameron International Corp.(b)	472,347	15,360,725

Dresser-Rand Group, Inc.(b)	528,033	16,659,441

		75,833,574

Oil & Gas Exploration & Production–1.12%
Newfield Exploration Co.(b)	319,145	15,593,424

Penn West Energy Trust (Canada)	599,337	11,399,390

		26,992,814

Oil & Gas Refining & Marketing–0.53%
Valero Energy Corp.	706,747	12,707,311

Oil & Gas Storage & Transportation–1.20%
Williams Cos., Inc. (The)	1,588,471	29,037,250

Paper Packaging–1.47%
Sealed Air Corp.	1,808,244	35,658,572

Pharmaceuticals–0.70%
Teva Pharmaceutical Industries Ltd.–ADR (Israel)	325,439	16,919,574

Property & Casualty Insurance–1.70%
Progressive Corp. (The)	2,193,344	41,059,400

Research & Consulting Services–1.19%
Dun & Bradstreet Corp. (The)	429,728	28,843,343

Semiconductors–2.78%
Linear Technology Corp.	1,191,423	33,133,474

Microchip Technology Inc.(c)	621,794	17,248,565

Xilinx, Inc.	670,209	16,929,479

		67,311,518

Specialized Consumer Services–1.58%
H&R Block, Inc.	2,432,627	38,167,918

Specialized Finance–0.99%
Moody’s Corp.(c)	1,198,231	23,868,761

Specialty Chemicals–2.90%
International Flavors & Fragrances Inc.	775,881	32,912,872

Sigma-Aldrich Corp.	747,764	37,261,080

		70,173,952

Systems Software–2.40%
Symantec Corp.(b)	4,187,460	58,121,945

Thrifts & Mortgage Finance–2.35%
People’s United Financial Inc.	4,202,535	56,734,222

Wireless Telecommunication Services–0.73%
MetroPCS Communications, Inc.(b)	2,164,472	17,727,026

Total Common Stocks & Other Equity Interests (Cost $1,969,408,229)		1,939,153,856

Money Market Funds–19.91%
Liquid Assets Portfolio–Institutional Class(d)	240,852,316	240,852,316

Premier Portfolio–Institutional Class(d)	240,852,316	240,852,316

Total Money Market Funds (Cost $481,704,632)		481,704,632

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.08% (Cost $2,451,112,861)		2,420,858,488

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.11%
Liquid Assets Portfolio–Institutional Class (Cost $26,731,814)(d)(e)	26,731,814	26,731,814

TOTAL INVESTMENTS–101.19% (Cost $2,477,844,675)		2,447,590,302

OTHER ASSETS LESS LIABILITIES–(1.19)%		(28,738,397)

NET ASSETS–100.00%		$2,418,851,905

Investment Abbreviations:

ADR	– American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Mid Cap Core Equity Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2010.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Health Care	19.9%

Industrials	14.6

Information Technology	11.8

Financials	10.1

Energy	6.6

Materials	6.2

Consumer Discretionary	5.2

Consumer Staples	4.2

Utilities	0.9

Telecommunication Services	0.7

Money Market Funds Plus Other Assets Less Liabilities	19.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Mid Cap Core Equity Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $1,969,408,229)	$1,939,153,856

Investments in affiliated money market funds, at value and cost	508,436,446

Total investments, at value (Cost $2,477,844,675)	2,447,590,302

Foreign currencies, at value (Cost $24)	24

Receivables for:
Investments sold	186,465

Fund shares sold	6,676,342

Dividends	2,226,318

Fund expenses absorbed	5,136

Investment for trustee deferred compensation and retirement plans	38,078

Other assets	77,778

Total assets	2,456,800,443

Liabilities:
Payables for:
Investments purchased	2,885,424

Fund shares reacquired	6,054,168

Collateral upon return of securities loaned	26,731,814

Accrued fees to affiliates	1,827,865

Accrued other operating expenses	185,635

Trustee deferred compensation and retirement plans	263,632

Total liabilities	37,948,538

Net assets applicable to shares outstanding	$2,418,851,905

Net assets consist of:
Shares of beneficial interest	$2,366,797,264

Undistributed net investment income (loss)	(12,751)

Undistributed net realized gain	82,321,617

Unrealized appreciation (depreciation)	(30,254,225)

$2,418,851,905

Net Assets:
Class A	$1,563,025,116

Class B	$127,535,714

Class C	$207,995,683

Class R	$138,409,595

Class Y	$133,615,814

Institutional Class	$248,269,983

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	78,022,110

Class B	7,848,217

Class C	12,826,473

Class R	6,999,865

Class Y	6,656,844

Institutional Class	11,921,308

Class A:
Net asset value per share	$20.03

Maximum offering price per share (Net asset value of $20.03 divided by 94.50%)	$21.20

Class B:
Net asset value and offering price per share	$16.25

Class C:
Net asset value and offering price per share	$16.22

Class R:
Net asset value and offering price per share	$19.77

Class Y:
Net asset value and offering price per share	$20.07

Institutional Class:
Net asset value and offering price per share	$20.83

*	At June 30, 2010, securities with an aggregate value of $25,831,026 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Mid Cap Core Equity Fund

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $203,513)	$13,975,558

Dividends from affiliated money market funds (includes securities lending income of $74,866)	325,924

Total investment income	14,301,482

Expenses:
Advisory fees	8,363,392

Administrative services fees	259,008

Custodian fees	37,082

Distribution fees:
Class A	2,009,383

Class B	816,728

Class C	1,076,332

Class R	308,547

Transfer agent fees — A, B, C, R and Y	2,605,976

Transfer agent fees — Institutional	86,936

Trustees’ and officers’ fees and benefits	47,344

Other	188,998

Total expenses	15,799,726

Less: Fees waived, expenses reimbursed and expense offset arrangements	(380,371)

Net expenses	15,419,355

Net investment income (loss)	(1,117,873)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $8,274,774)	169,468,526

Foreign currencies	(571,615)

Foreign currency contracts	1,120,810

170,017,721

Change in net unrealized appreciation (depreciation) of:
Investment securities	(286,176,259)

Foreign currencies	6,828

Foreign currency contracts	(490,728)

(286,660,159)

Net realized and unrealized gain (loss)	(116,642,438)

Net increase (decrease) in net assets resulting from operations	$(117,760,311)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Mid Cap Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income (loss)	$(1,117,873)	$2,292,579

Net realized gain (loss)	170,017,721	(72,390,255)

Change in net unrealized appreciation (depreciation)	(286,660,159)	540,279,723

Net increase (decrease) in net assets resulting from operations	(117,760,311)	470,182,047

Distributions to shareholders from net investment income:
Class A	—	(1,350,865)

Class B	—	(208,771)

Class C	—	(222,490)

Class R	—	(91,403)

Class Y	—	(213,012)

Institutional Class	—	(548,291)

Total distributions from net investment income	—	(2,634,832)

Share transactions–net:
Class A	122,060,031	319,084,883

Class B	(50,120,998)	(59,879,320)

Class C	15,824,606	46,797,827

Class R	44,001,224	32,108,350

Class Y	54,183,018	69,594,737

Institutional Class	60,577,879	102,784,568

Net increase in net assets resulting from share transactions	246,525,760	510,491,045

Net increase in net assets	128,765,449	978,038,260

Net assets:
Beginning of period	2,290,086,456	1,312,048,196

End of period (includes undistributed net investment income (loss) of $(12,751) and $1,105,122, respectively)	$2,418,851,905	$2,290,086,456

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Mid Cap Core Equity Fund, formerly AIM Mid Cap Core Equity Fund (the “Fund”), is a series portfolio of AIM Growth Series (Invesco Growth Series), formerly AIM Growth Series (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Effective April 1, 2010, Class R shares are no longer subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

9        Invesco Mid Cap Core Equity Fund

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

10        Invesco Mid Cap Core Equity Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco Mid Cap Core Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.725%

Next $500 million	0.70%

Next $500 million	0.675%

Over $1.5 billion	0.65%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses after fee waivers, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive and/or reimbursed expenses under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $374,746.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $1,496.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2010, IDI advised the Fund that IDI retained $107,088 in front-end sales commissions from the sale of Class A shares and $1,795, $43,767, $13,973 and from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the

12        Invesco Mid Cap Core Equity Fund

lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,415,390,295	$32,200,007	$—	$2,447,590,302

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Effect of Derivative Instruments for the six months ended June 30, 2010

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Foreign Currency Contracts*

Realized Gain
Currency risk	$1,120,810

Change in Unrealized Appreciation (Depreciation)
Currency risk	$(490,728)

Total	$630,082

*	The average value of foreign currency contracts outstanding during the period was $2,530,179.

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2010, the Fund engaged in securities purchases of $74,907,219 and securities sales of $36,858,158, which resulted in net realized gains of $8,274,774.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2010, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $4,129.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan

13        Invesco Mid Cap Core Equity Fund

and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $4,027 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2017	$(82,524,578)

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $998,359,889 and $787,617,061, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$175,293,859

Aggregate unrealized (depreciation) of investment securities	(210,229,030)

Net unrealized appreciation (depreciation) of investment securities	$(34,935,171)

Cost of investments for tax purposes is $2,455,793,659.

14        Invesco Mid Cap Core Equity Fund

NOTE 11—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	14,306,739	$305,360,530	33,487,895	$593,088,212

Class B	381,685	6,640,322	1,128,353	16,064,595

Class C	2,339,078	40,543,327	5,320,713	77,498,225

Class R	3,149,174	66,192,422	3,166,721	55,547,791

Class Y	3,513,246	75,436,718	4,609,320	81,197,060

Institutional Class	4,036,862	90,033,985	8,279,952	162,330,169

Issued as reinvestment of dividends:
Class A	—	—	62,115	1,275,553

Class B	—	—	11,982	200,471

Class C	—	—	12,557	209,673

Class R	—	—	4,493	91,209

Class Y	—	—	7,244	148,867

Institutional Class	—	—	26,755	548,291

Issued in connection with acquisition:
Class Y(b)	—	—	2,224,674	44,471,209

Automatic conversion of Class B shares to Class A shares:
Class A	1,754,398	37,486,055	1,911,290	34,057,805

Class B	(2,159,413)	(37,486,055)	(2,334,335)	(34,057,805)

Reacquired:
Class A	(10,346,188)	(220,786,554)	(17,760,781)	(309,336,687)

Class B	(1,113,318)	(19,275,265)	(3,015,945)	(42,086,581)

Class C	(1,428,142)	(24,718,721)	(2,192,865)	(30,910,071)

Class R	(1,066,828)	(22,191,198)	(1,352,761)	(23,530,650)

Class Y	(996,335)	(21,253,700)	(2,847,147)	(56,222,399)

Institutional Class	(1,329,795)	(29,456,106)	(3,133,303)	(60,093,892)

Net increase in share activity	11,041,163	$246,525,760	27,616,927	$510,491,045

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on September 21, 2009, the Fund acquired all the net asset of Atlantic Whitehall Mid Cap Growth Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 17, 2009 and by the shareholders of Atlantic Whitehall Mid Cap Growth Fund on April 14, 2009. The acquisition was accomplished by a tax-free exchange of 2,224,674 shares of the Fund for 6,205,604 shares outstanding of Atlantic Whitehall Mid Cap Growth Fund as of the close of business on September 18, 2009. Institutional Class shares of Atlantic Whitehall Mid Cap Growth Fund were exchanged for the Class Y shares of the Fund, based on the relative net asset value of Atlantic Whitehall Mid Cap Growth Fund to the net asset value of the Fund on the close of business, September 18, 2009. Atlantic Whitehall Mid Cap Growth Fund’s net assets at that date of $44,471,209 including $9,555,080 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition was $66,744,397.

15        Invesco Mid Cap Core Equity Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains (loss)								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 06/30/10	$20.95	$—	$(0.92)	$(0.92)	$—	$—	$—	$20.03	(4.39)%	$1,563,025	1.18	%(d)	1.21	%(d)	(0.02	)%(d)	39%
Year ended 12/31/09	16.11	0.05	4.81	4.86	(0.02)	—	(0.02)	20.95	30.16	1,515,079	1.24		1.27		0.26		24
Year ended 12/31/08	23.63	0.17	(6.69)	(6.52)	(0.18)	(0.82)	(1.00)	16.11	(27.45)	879,531	1.25		1.28		0.79		60
Year ended 12/31/07	26.08	0.32	2.23	2.55	(0.36)	(4.64)	(5.00)	23.63	9.90	1,280,918	1.21		1.22		0.97		49
Year ended 12/31/06	28.57	0.25	2.97	3.22	(0.22)	(5.49)	(5.71)	26.08	11.11	1,556,658	1.28		1.28		0.65		51
Year ended 12/31/05	28.64	0.06	2.08	2.14	—	(2.21)	(2.21)	28.57	7.43	2,186,823	1.27		1.32		0.23		61

Class B
Six months ended 06/30/10	17.06	(0.07)	(0.74)	(0.81)	—	—	—	16.25	(4.75)	127,536	1.93	(d)	1.96	(d)	(0.77	)(d)	39
Year ended 12/31/09	13.22	(0.07)	3.93	3.86	(0.02)	—	(0.02)	17.06	29.19	183,219	1.99		2.02		(0.49)		24
Year ended 12/31/08	19.59	0.01	(5.52)	(5.51)	(0.04)	(0.82)	(0.86)	13.22	(27.97)	197,599	2.00		2.03		0.04		60
Year ended 12/31/07	22.39	0.08	1.91	1.99	(0.15)	(4.64)	(4.79)	19.59	9.03	394,916	1.96		1.97		0.22		49
Year ended 12/31/06	25.23	(0.02)	2.67	2.65	—	(5.49)	(5.49)	22.39	10.32	492,311	2.03		2.03		(0.10)		51
Year ended 12/31/05	25.73	(0.14)	1.85	1.71	—	(2.21)	(2.21)	25.23	6.59	609,073	2.02		2.02		(0.52)		61

Class C
Six months ended 06/30/10	17.02	(0.07)	(0.73)	(0.80)	—	—	—	16.22	(4.70)	207,996	1.93	(d)	1.96	(d)	(0.77	)(d)	39
Year ended 12/31/09	13.19	(0.07)	3.92	3.85	(0.02)	—	(0.02)	17.02	29.18	202,853	1.99		2.02		(0.49)		24
Year ended 12/31/08	19.55	0.01	(5.51)	(5.50)	(0.04)	(0.82)	(0.86)	13.19	(27.98)	115,735	2.00		2.03		0.04		60
Year ended 12/31/07	22.35	0.08	1.91	1.99	(0.15)	(4.64)	(4.79)	19.55	9.05	182,444	1.96		1.97		0.22		49
Year ended 12/31/06	25.20	(0.02)	2.66	2.64	—	(5.49)	(5.49)	22.35	10.29	219,435	2.03		2.03		(0.10)		51
Year ended 12/31/05	25.70	(0.14)	1.85	1.71	—	(2.21)	(2.21)	25.20	6.60	286,025	2.02		2.02		(0.52)		61

Class R
Six months ended 06/30/10	20.71	(0.03)	(0.91)	(0.94)	—	—	—	19.77	(4.54)	138,410	1.43	(d)	1.46	(d)	(0.27	)(d)	39
Year ended 12/31/09	15.96	—	4.77	4.77	(0.02)	—	(0.02)	20.71	29.88	101,828	1.49		1.52		0.01		24
Year ended 12/31/08	23.40	0.11	(6.61)	(6.50)	(0.12)	(0.82)	(0.94)	15.96	(27.63)	49,456	1.50		1.53		0.54		60
Year ended 12/31/07	25.88	0.22	2.23	2.45	(0.29)	(4.64)	(4.93)	23.40	9.59	70,940	1.46		1.47		0.71		49
Year ended 12/31/06	28.38	0.14	2.98	3.12	(0.13)	(5.49)	(5.62)	25.88	10.83	72,308	1.53		1.53		0.40		51
Year ended 12/31/05	28.54	(0.01)	2.06	2.05	—	(2.21)	(2.21)	28.38	7.14	85,631	1.52		1.52		(0.02)		61

Class Y
Six months ended 06/30/10	20.97	0.03	(0.93)	(0.90)	—	—	—	20.07	(4.29)	133,616	0.93	(d)	0.96	(d)	0.23	(d)	39
Year ended 12/31/09	16.10	0.10	4.82	4.92	(0.05)	—	(0.05)	20.97	30.59	86,803	0.99		1.02		0.51		24
Year ended 12/31/08(e)	20.44	0.04	(3.37)	(3.33)	(0.19)	(0.82)	(1.01)	16.10	(16.12)	2,349	1.06	(f)	1.09	(f)	0.98	(f)	60

Institutional Class
Six months ended 06/30/10	21.74	0.04	(0.95)	(0.91)	—	—	—	20.83	(4.19)	248,270	0.77	(d)	0.80	(d)	0.39	(d)	39
Year ended 12/31/09	16.67	0.13	5.01	5.14	(0.07)	—	(0.07)	21.74	30.84	200,303	0.80		0.83		0.70		24
Year ended 12/31/08	24.44	0.26	(6.95)	(6.69)	(0.26)	(0.82)	(1.08)	16.67	(27.19)	67,379	0.85		0.88		1.19		60
Year ended 12/31/07	26.82	0.43	2.30	2.73	(0.47)	(4.64)	(5.11)	24.44	10.33	67,180	0.82		0.83		1.35		49
Year ended 12/31/06	29.26	0.38	3.06	3.44	(0.40)	(5.48)	(5.88)	26.82	11.62	75,000	0.82		0.82		1.10		51
Year ended 12/31/05	29.15	0.20	2.12	2.32	—	(2.21)	(2.21)	29.26	7.92	88,077	0.82		0.82		0.68		61

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2009, the portfolio turnover calculation excludes the value of securities purchased of $36,332,046 and sold of $40,409,014 in the effort to realign the Fund’s portfolio holdings after the reorganization of Atlantic Whitehall Mid Cap Growth Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,620,829, $164,699, $217,050, $124,442, $121,501 and $230,773 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008.
(f)	Annualized.

16        Invesco Mid Cap Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
A	$1,000.00	$956.10	$5.72	$1,018.94	$5.91	1.18%

B	1,000.00	952.50	9.34	1,015.22	9.64	1.93

C	1,000.00	953.00	9.35	1,015.22	9.64	1.93

R	1,000.00	954.60	6.93	1,017.70	7.15	1.43

Y	1,000.00	957.10	4.51	1,020.18	4.66	0.93

Institutional	1,000.00	958.10	3.74	1,020.98	3.86	0.77

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Mid Cap Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Mid Cap Core Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

A.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years

18        Invesco Mid Cap Core Equity Fund

to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, and against the Lipper Mid-Cap Core Funds Index. The Board noted that the performance of Class A shares of the Fund was in the first quintile of its performance universe for the three and five year periods and the fourth quintile for the one year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of the Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

B. Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for the Class A shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was below the effective fee rate for the other mutual fund.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients based upon policies reviewed with the Board. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts, including provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets managed for other client accounts and noted that advance notice of redemptions affecting management assets is often provided to Invesco Advisers by institutional clients. Although the Board noted that the fees charged to other client accounts were often lower than the advisory fee charged by Invesco Advisers to the Fund and other Invesco Funds, the Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were more comparable. In light of this information, the Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from services provided to other client accounts and accordingly, the Board did not place significant weight on these fee comparisons.
  The Board also noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

C. Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes three breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

D. Profitability and Financial Resources of Invesco Advisers
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

E. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for the research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Mid Cap Core Equity Fund

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You share personal and fi nancial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confi dential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affi liates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confi rmations, fi nancial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confi dentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefi nitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your fi nancial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fi scal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the fi rst and third quarters, the Fund fi les the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC fi le numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
MCCE-SAR-1      Invesco Distributors, Inc.

Invesco Small Cap Growth Fund
Semiannual Report to Shareholders ■ June 30, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.03%
Class B Shares	-2.40
Class C Shares	-2.40
Class R Shares	-2.13
Class Y Shares	-1.89
Investor Class Shares	-2.02
Institutional Class Shares	-1.82
S&P 500 Index▼ (Broad Market Index)	-6.64
Russell 2000 Growth Index▼ (Style-Specific Index)	-2.31
Lipper Small-Cap Growth Funds Index▼ (Peer Group Index)	-3.10

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/ service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (10/18/95)	7.96%
10 Years	-2.78
5 Years	0.64
1 Year	10.73

Class B Shares
Inception (10/18/95)	7.97%
10 Years	-2.82
5 Years	0.73
1 Year	11.34

Class C Shares
Inception (5/3/99)	4.05%
10 Years	-2.97
5 Years	1.00
1 Year	15.30

Class R Shares
10 Years	-2.46%
5 Years	1.52
1 Year	16.86

Class Y Shares
10 Years	-2.19%
5 Years	1.87
1 Year	17.46

Investor Class Shares
10 Years	-2.23
5 Years	1.78
1 Year	17.17

Institutional Class Shares
Inception (3/15/02)	3.12%
5 Years	2.23
1 Year	17.66
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on April 7, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.31%, 2.06%, 2.063%, 1.56%, 1.06%, 1.31% and 0.85%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
2      Invesco Small Cap Growth Fund

Letters to Shareholders

   Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

     Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
3      Invesco Small Cap Growth Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.83%
Advertising–0.76%
National CineMedia, Inc.	606,890	$10,110,787

Aerospace & Defense–2.30%
Hexcel Corp.(b)	660,605	10,245,983

TransDigm Group, Inc.	400,120	20,418,124

		30,664,107

Air Freight & Logistics–1.81%
Forward Air Corp.	398,500	10,859,125

Hub Group, Inc.–Class A(b)	439,917	13,201,909

		24,061,034

Airlines–0.33%
Continental Airlines, Inc.–Class B(b)	202,357	4,451,854

Apparel Retail–1.23%
Chico’s FAS, Inc.	728,647	7,199,032

Gymboree Corp. (The)(b)	215,455	9,202,083

		16,401,115

Apparel, Accessories & Luxury Goods–0.63%
Warnaco Group, Inc. (The)(b)	231,052	8,350,219

Application Software–7.88%
ANSYS, Inc.(b)	254,121	10,309,689

Aspen Technology, Inc.(b)	908,441	9,892,922

Blackboard Inc.(b)	258,838	9,662,423

Informatica Corp.(b)	752,495	17,969,581

Lawson Software, Inc.(b)	1,521,731	11,108,636

Manhattan Associates, Inc.(b)	380,307	10,477,458

NICE Systems Ltd.–ADR (Israel)	414,501	10,565,630

Pegasystems Inc.(c)	39,195	1,258,551

Quest Software, Inc.(b)	625,238	11,279,294

SuccessFactors, Inc.(b)	598,888	12,450,882

		104,975,066

Asset Management & Custody Banks–1.38%
Affiliated Managers Group, Inc.(b)	172,349	10,473,649

Federated Investors, Inc.–Class B(c)	384,766	7,968,504

		18,442,153

Auto Parts & Equipment–1.02%
TRW Automotive Holdings Corp.(b)	493,483	13,605,326

Automotive Retail–0.65%
Group 1 Automotive, Inc.(b)(c)	369,723	8,699,582

Biotechnology–4.61%
Acorda Therapeutics Inc.(b)	372,022	11,573,604

AMAG Pharmaceuticals, Inc.(b)(c)	222,690	7,649,401

BioMarin Pharmaceutical Inc.(b)	547,626	10,382,989

Isis Pharmaceuticals, Inc.(b)	320,115	3,063,501

Martek Biosciences Corp.(b)	503,437	11,936,491

Myriad Genetics, Inc.(b)	229,019	3,423,834

United Therapeutics Corp.(b)	274,607	13,403,568

		61,433,388

Casinos & Gaming–1.61%
Penn National Gaming, Inc.(b)	456,151	10,537,088

WMS Industries Inc.(b)	277,856	10,905,848

		21,442,936

Commodity Chemicals–0.51%
Calgon Carbon Corp.(b)	517,615	6,853,223

Communications Equipment–3.87%
Ciena Corp.(b)	717,061	9,092,334

F5 Networks, Inc.(b)	262,779	18,018,756

Harmonic Inc.(b)	1,389,992	7,561,556

Polycom, Inc.(b)	566,267	16,869,094

		51,541,740

Construction, Farm Machinery & Heavy Trucks–2.19%
Bucyrus International, Inc.	246,594	11,700,886

Lindsay Corp.(c)	171,083	5,421,620

Wabtec Corp.	301,680	12,034,015

		29,156,521

Data Processing & Outsourced Services–1.37%
Alliance Data Systems Corp.(b)(c)	161,147	9,591,469

Global Payments Inc.	238,555	8,716,800

		18,308,269

Electric Utilities–0.99%
ITC Holdings Corp.	250,417	13,249,563

Electrical Components & Equipment–1.16%
Regal-Beloit Corp.	275,821	15,385,295

Electronic Equipment & Instruments–1.40%
Cogent Inc.(b)	962,778	8,674,630

Coherent, Inc.(b)	292,397	10,029,217

		18,703,847

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Small Cap Growth Fund

	Shares	Value

Environmental & Facilities Services–1.03%
Fuel Tech, Inc.(b)(c)	599,246	$3,787,235

Tetra Tech, Inc.(b)	506,343	9,929,386

		13,716,621

Fertilizers & Agricultural Chemicals–0.52%
Intrepid Potash, Inc.(b)(c)	355,185	6,950,970

Footwear–0.72%
Deckers Outdoor Corp.(b)	66,727	9,533,287

General Merchandise Stores–0.95%
Big Lots, Inc.(b)	394,372	12,655,398

Health Care Distributors–0.78%
PSS World Medical, Inc.(b)	490,156	10,366,799

Health Care Equipment–4.40%
American Medical Systems Holdings, Inc.(b)	597,934	13,226,300

Gen-Probe Inc.(b)	231,296	10,505,464

Insulet Corp.(b)	490,294	7,378,925

NuVasive, Inc.(b)(c)	198,944	7,054,554

Sirona Dental Systems, Inc.(b)	312,977	10,904,119

Zoll Medical Corp.(b)	350,333	9,494,024

		58,563,386

Health Care Facilities–1.54%
Health Management Associates, Inc.–Class A(b)	1,264,883	9,828,141

VCA Antech, Inc.(b)	433,838	10,741,829

		20,569,970

Health Care Services–2.71%
Chemed Corp.	282,213	15,420,118

MEDNAX, Inc.(b)	236,901	13,174,065

RehabCare Group, Inc.(b)	346,330	7,543,067

		36,137,250

Health Care Supplies–0.54%
Meridian Bioscience, Inc.	423,137	7,193,329

Health Care Technology–1.63%
Eclipsys Corp.(b)	637,854	11,379,315

Quality Systems, Inc.(c)	177,530	10,294,965

		21,674,280

Homefurnishing Retail–0.94%
Williams-Sonoma, Inc.	504,455	12,520,573

Hotels, Resorts & Cruise Lines–0.70%
Choice Hotels International, Inc.	306,577	9,261,691

Household Products–1.05%
Church & Dwight Co., Inc.	223,219	13,998,064

Industrial Machinery–0.70%
Kaydon Corp.	284,841	9,359,875

Insurance Brokers–0.53%
Brown & Brown, Inc.	370,114	7,083,982

Internet Retail–0.73%
Netflix Inc.(b)(c)	89,915	9,769,265

Internet Software & Services–2.91%
GSI Commerce, Inc.(b)	412,009	11,865,859

Knot, Inc. (The)(b)	867,147	6,746,404

Open Text Corp. (Canada)(b)(c)	251,172	9,428,997

VistaPrint N.V. (Netherlands)(b)(c)	224,903	10,680,643

		38,721,903

Investment Banking & Brokerage–1.78%
Greenhill & Co., Inc.	156,626	9,574,547

optionsXpress Holdings Inc.(b)	441,150	6,943,701

Stifel Financial Corp.(b)	167,225	7,255,893

		23,774,141

IT Consulting & Other Services–0.80%
SRA International, Inc.–Class A(b)	541,874	10,658,662

Leisure Products–0.74%
Pool Corp.	450,572	9,876,538

Life Sciences Tools & Services–2.25%
PAREXEL International Corp.(b)	481,853	10,446,573

PerkinElmer, Inc.	493,320	10,196,925

Techne Corp.	162,536	9,337,693

		29,981,191

Metal & Glass Containers–1.13%
Greif Inc.–Class A	271,405	15,073,834

Movies & Entertainment–0.63%
DreamWorks Animation SKG, Inc.–Class A(b)	292,163	8,341,254

Office REIT’s–0.73%
BioMed Realty Trust, Inc.	603,516	9,710,572

Oil & Gas Drilling–0.64%
Patterson-UTI Energy, Inc.	657,623	8,463,608

Oil & Gas Equipment & Services–1.37%
Dril-Quip, Inc.(b)	193,000	8,495,860

FMC Technologies, Inc.(b)	186,434	9,817,614

		18,313,474

Oil & Gas Exploration & Production–2.79%
Arena Resources, Inc.(b)	281,799	8,989,388

Bill Barrett Corp.(b)	295,730	9,099,612

Carrizo Oil & Gas, Inc.(b)	439,254	6,821,615

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Small Cap Growth Fund

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Goodrich Petroleum Corp.(b)(c)	367,009	$4,404,108

SandRidge Energy, Inc.(b)(c)	736,115	4,291,551

Whiting Petroleum Corp.(b)	46,232	3,625,513

		37,231,787

Packaged Foods & Meats–0.66%
Diamond Foods, Inc.	30,601	1,257,701

Ralcorp Holdings, Inc.(b)	138,061	7,565,743

		8,823,444

Personal Products–0.77%
Nu Skin Enterprises, Inc.–Class A	413,788	10,315,735

Pharmaceuticals–2.58%
Biovail Corp. (Canada)	676,760	13,020,862

Medicis Pharmaceutical Corp.–Class A	444,369	9,722,794

Perrigo Co.	197,184	11,647,659

		34,391,315

Property & Casualty Insurance–0.94%
ProAssurance Corp.(b)	220,287	12,503,490

Regional Banks–2.84%
City National Corp.	206,744	10,591,495

Cullen/Frost Bankers, Inc.	191,410	9,838,474

Huntington Bancshares Inc.	848,650	4,701,521

SVB Financial Group(b)	308,472	12,718,301

		37,849,791

Research & Consulting Services–1.07%
CoStar Group Inc.(b)	367,552	14,261,018

Restaurants–3.93%
Brinker International, Inc.	609,462	8,812,821

Buffalo Wild Wings Inc.(b)	235,840	8,627,027

Darden Restaurants, Inc.	260,289	10,112,228

Jack in the Box Inc.(b)	551,821	10,732,918

P.F. Chang’s China Bistro, Inc.(c)	356,500	14,135,225

		52,420,219

Security & Alarm Services–0.80%
Corrections Corp. of America(b)	558,538	10,656,905

Semiconductor Equipment–1.16%
Advanced Energy Industries, Inc.(b)	788,231	9,687,359

Cymer, Inc.(b)	191,246	5,745,030

		15,432,389

Semiconductors–3.32%
Hittite Microwave Corp.(b)	256,594	11,480,016

Microsemi Corp.(b)	614,161	8,985,175

Monolithic Power Systems Inc.(b)	396,654	7,084,240

ON Semiconductor Corp.(b)	1,236,378	7,888,092

Power Integrations, Inc.	271,349	8,736,081

		44,173,604

Specialty Stores–0.82%
Tractor Supply Co.	179,170	10,923,995

Steel–0.61%
Carpenter Technology Corp.	248,602	8,161,604

Systems Software–2.72%
CommVault Systems, Inc.(b)	468,611	10,543,747

MICROS Systems, Inc.(b)	328,598	10,472,418

SonicWALL, Inc.(b)	404,006	4,747,071

Websense, Inc.(b)	555,105	10,491,485

		36,254,721

Technology Distributors–0.64%
Tech Data Corp.(b)	240,145	8,553,965

Trading Companies & Distributors–0.69%
Watsco, Inc.	157,442	9,119,041

Trucking–1.22%
Knight Transportation, Inc.	801,342	16,219,162

Wireless Telecommunication Services–1.12%
SBA Communications Corp.–Class A(b)	440,229	14,972,188

Total Common Stocks & Other Equity Interests (Cost $1,196,933,488)		1,290,370,315

Money Market Funds–4.03%
Liquid Assets Portfolio–Institutional Class(d)	26,861,009	26,861,009

Premier Portfolio–Institutional Class(d)	26,861,009	26,861,009

Total Money Market Funds (Cost $53,722,018)		53,722,018

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.86% (Cost $1,250,655,506)		1,344,092,333

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.39%
Liquid Assets Portfolio–Institutional Class (Cost $58,550,929)(d)(e)	58,550,929	58,550,929

TOTAL INVESTMENTS–105.25% (Cost $1,309,206,435)		1,402,643,262

OTHER ASSETS LESS LIABILITIES–(5.25)%		(69,991,190)

NET ASSETS–100.00%		$1,332,652,072

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Small Cap Growth Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2010.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Information Technology	26.1%

Health Care	21.0

Consumer Discretionary	16.0

Industrials	13.3

Financials	8.2

Energy	4.8

Materials	2.8

Consumer Staples	2.5

Telecommunication Services	1.1

Utilities	1.0

Money Market Funds Plus Other Assets Less Liabilities	3.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Small Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $1,196,933,488)*	$1,290,370,315

Investments in affiliated money market funds, at value and cost	112,272,947

Total investments, at value (Cost $1,309,206,435)	1,402,643,262

Receivables for:
Investments sold	8,747,185

Fund shares sold	1,436,384

Dividends	583,036

Investment for trustee deferred compensation and retirement plans	63,245

Other assets	47,498

Total assets	1,413,520,610

Liabilities:
Payables for:
Investments purchased	15,736,864

Fund shares reacquired	5,122,130

Collateral upon return of securities loaned	58,550,929

Accrued fees to affiliates	1,108,825

Accrued other operating expenses	126,215

Trustee deferred compensation and retirement plans	223,575

Total liabilities	80,868,538

Net assets applicable to shares outstanding	$1,332,652,072

Net assets consist of:
Shares of beneficial interest	$1,369,172,448

Undistributed net investment income (loss)	(4,453,450)

Undistributed net realized gain (loss)	(125,503,753)

Unrealized appreciation	93,436,827

$1,332,652,072

Net Assets:
Class A	$756,075,342

Class B	$11,612,336

Class C	$17,091,297

Class R	$45,827,306

Class Y	$5,171,609

Investor Class	$180,965,530

Institutional Class	$315,908,652

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	34,092,260

Class B	606,546

Class C	893,748

Class R	2,119,834

Class Y	232,269

Investor Class	7,940,871

Institutional Class	13,589,604

Class A:
Net asset value per share	$22.18

Maximum offering price per share
(Net asset value of $22.18 divided by 94.50%)	$23.47

Class B:
Net asset value and offering price per share	$19.15

Class C:
Net asset value and offering price per share	$19.12

Class R:
Net asset value and offering price per share	$21.62

Class Y:
Net asset value and offering price per share	$22.27

Investor Class:
Net asset value and offering price per share	$22.79

Institutional Class:
Net asset value and offering price per share	$23.25

*	At June 30, 2010, securities with an aggregate value of $56,584,652 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Small Cap Growth Fund

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $18,335)	$3,824,554

Dividends from affiliated money market funds (includes securities lending income of $162,020)	185,886

Total investment income	4,010,440

Expenses:
Advisory fees	4,869,576

Administrative services fees	189,343

Custodian fees	13,666

Distribution fees:
Class A	1,003,740

Class B	79,980

Class C	92,979

Class R	118,579

Investor Class	235,263

Transfer agent fees — A, B, C, R, Y and Investor	1,469,340

Transfer agent fees — Institutional	125,071

Trustees’ and officers’ fees and benefits	28,877

Other	63,137

Total expenses	8,289,551

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(36,143)

Net expenses	8,253,408

Net investment income (loss)	(4,242,968)

Net realized gain from investment securities	14,688,915

Change in net unrealized appreciation (depreciation) of investment securities	(42,256,534)

Net realized and unrealized gain (loss)	(27,567,619)

Net increase (decrease) in net assets resulting from operations	$(31,810,587)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Small Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income (loss)	$(4,242,968)	$(2,185,372)

Net realized gain (loss)	14,688,915	(6,632,037)

Change in net unrealized appreciation (depreciation)	(42,256,534)	330,101,395

Net increase (decrease) in net assets resulting from operations	(31,810,587)	321,283,986

Share transactions–net:
Class A	(5,815,780)	(50,634,035)

Class B	(10,152,283)	(10,377,557)

Class C	(1,073,342)	(1,055,668)

Class R	3,207,436	6,131,743

Class Y	579,392	2,040,249

Investor Class	11,190,354	(18,454,610)

Institutional Class	82,562,310	51,532,301

Net increase (decrease) in net assets resulting from share transactions	80,498,087	(20,817,577)

Net increase in net assets	48,687,500	300,466,409

Net assets:
Beginning of period	1,283,964,572	983,498,163

End of period (includes undistributed net investment income (loss) of $(4,453,450) and $(210,482), respectively)	$1,332,652,072	$1,283,964,572

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Growth Fund, formerly AIM Small Cap Growth Fund, (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series), formerly AIM Growth Series, (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  Effective as of the close of business on March 18, 2002, the Fund’s shares were offered on a limited basis to certain investors.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an

10        Invesco Small Cap Growth Fund

independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to

11        Invesco Small Cap Growth Fund

federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.725%

Next $500 million	0.70%

Next $500 million	0.675%

Over $1.5 billion	0.65%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2010, the Adviser waived advisory fees of $34,143.

12        Invesco Small Cap Growth Fund

  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $498.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2010, IDI advised the Fund that IDI retained $4,217 in front-end sales commissions from the sale of Class A shares and $0, $7,644, $175 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,402,643,262	$—	$—	$1,402,643,262

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,502.

13        Invesco Small Cap Growth Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2010, the Fund paid legal fees of $2,832 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2010	$66,739,338

December 31, 2016	18,792,087

December 31, 2017	54,225,240

Total capital loss carryforward	$139,756,665

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $218,436,878 and $162,507,123, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$223,127,724

Aggregate unrealized (depreciation) of investment securities	(130,126,900)

Net unrealized appreciation of investment securities	$93,000,824

Cost of investments for tax purposes is $1,309,642,438.

14        Invesco Small Cap Growth Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	3,803,061	$89,273,890	10,854,719	$205,933,372

Class B	21,632	437,860	58,492	929,565

Class C	88,692	1,788,757	189,449	3,113,339

Class R	467,021	10,711,544	957,426	17,669,049

Class Y	63,579	1,522,756	1,241,366	23,232,896

Investor Class	1,695,272	42,610,103	1,248,325	24,340,098

Institutional Class	4,689,851	114,614,221	5,164,343	102,855,317

Automatic conversion of Class B shares to Class A shares:
Class A	383,505	8,846,887	309,682	6,391,839

Class B	(443,053)	(8,846,887)	(356,393)	(6,391,839)

Reacquired:
Class A	(4,452,110)	(103,936,557)	(14,275,665)	(262,959,246)

Class B	(85,966)	(1,743,256)	(312,875)	(4,915,283)

Class C	(141,281)	(2,862,099)	(256,816)	(4,169,007)

Class R	(328,998)	(7,504,108)	(628,196)	(11,537,306)

Class Y	(40,315)	(943,364)	(1,159,236)	(21,192,647)

Investor Class	(1,306,433)	(31,419,749)	(2,345,250)	(42,794,708)

Institutional Class	(1,303,586)	(32,051,911)	(2,584,075)	(51,323,016)

Net increase (decrease) in share activity	3,110,871	$80,498,087	(1,894,704)	$(20,817,577)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 15% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15        Invesco Small Cap Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
										expenses		expenses
				Net gains						to average		to average net		Ratio of net
	Net asset	Net		(losses) on		Distributions				net assets		assets without		investment
	value,	investment		securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	realized	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	gains	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 06/30/10	$22.64	$(0.08	)(c)	$(0.38)	$(0.46)	$—	$22.18	(2.03)%	$756,075	1.27	%(d)	1.27	%(d)	(0.69	)%(d)	12%
Year ended 12/31/09	16.83	(0.05	)(c)	5.86	5.81	—	22.64	34.52	777,780	1.31		1.31		(0.25)		36
Year ended 12/31/08	29.00	(0.13	)(c)	(11.16)	(11.29)	(0.88)	16.83	(38.77)	630,729	1.28		1.28		(0.56)		29
Year ended 12/31/07	29.23	(0.25	)(c)	3.54	3.29	(3.52)	29.00	11.38	1,056,349	1.23		1.23		(0.78)		29
Year ended 12/31/06	27.51	(0.25	)(c)	4.21	3.96	(2.24)	29.23	14.30	1,071,753	1.25		1.25		(0.84)		49
Year ended 12/31/05	27.46	(0.31)		2.61	2.30	(2.25)	27.51	8.32	1,099,696	1.45		1.50		(0.95)		41

Class B
Six months ended 06/30/10	19.62	(0.14	)(c)	(0.33)	(0.47)	—	19.15	(2.40)	11,612	2.02	(d)	2.02	(d)	(1.44	)(d)	12
Year ended 12/31/09	14.70	(0.16	)(c)	5.08	4.92	—	19.62	33.47	21,853	2.06		2.06		(1.00)		36
Year ended 12/31/08	25.71	(0.28	)(c)	(9.85)	(10.13)	(0.88)	14.70	(39.22)	25,347	2.03		2.03		(1.31)		29
Year ended 12/31/07	26.47	(0.44	)(c)	3.20	2.76	(3.52)	25.71	10.55	60,227	1.98		1.98		(1.53)		29
Year ended 12/31/06	25.29	(0.43	)(c)	3.85	3.42	(2.24)	26.47	13.42	101,394	2.00		2.00		(1.59)		49
Year ended 12/31/05	25.61	(0.47)		2.40	1.93	(2.25)	25.29	7.47	117,307	2.20		2.20		(1.70)		41

Class C
Six months ended 06/30/10	19.59	(0.14	)(c)	(0.33)	(0.47)	—	19.12	(2.40)	17,091	2.02	(d)	2.02	(d)	(1.44	)(d)	12
Year ended 12/31/09	14.69	(0.16	)(c)	5.06	4.90	—	19.59	33.36	18,541	2.06		2.06		(1.00)		36
Year ended 12/31/08	25.69	(0.28	)(c)	(9.84)	(10.12)	(0.88)	14.69	(39.21)	14,889	2.03		2.03		(1.31)		29
Year ended 12/31/07	26.46	(0.44	)(c)	3.19	2.75	(3.52)	25.69	10.52	28,722	1.98		1.98		(1.53)		29
Year ended 12/31/06	25.27	(0.43	)(c)	3.86	3.43	(2.24)	26.46	13.47	30,521	2.00		2.00		(1.59)		49
Year ended 12/31/05	25.60	(0.47)		2.39	1.92	(2.25)	25.27	7.44	31,141	2.20		2.20		(1.70)		41

Class R
Six months ended 06/30/10	22.09	(0.11	)(c)	(0.36)	(0.47)	—	21.62	(2.13)	45,827	1.52	(d)	1.52	(d)	(0.94	)(d)	12
Year ended 12/31/09	16.47	(0.09	)(c)	5.71	5.62	—	22.09	34.12	43,786	1.56		1.56		(0.50)		36
Year ended 12/31/08	28.48	(0.19	)(c)	(10.94)	(11.13)	(0.88)	16.47	(38.91)	27,218	1.53		1.53		(0.81)		29
Year ended 12/31/07	28.84	(0.33	)(c)	3.49	3.16	(3.52)	28.48	11.07	36,591	1.48		1.48		(1.03)		29
Year ended 12/31/06	27.23	(0.32	)(c)	4.17	3.85	(2.24)	28.84	14.04	23,988	1.50		1.50		(1.09)		49
Year ended 12/31/05	27.28	(0.30)		2.50	2.20	(2.25)	27.23	8.01	21,276	1.70		1.70		(1.20)		41

Class Y
Six months ended 06/30/10	22.70	(0.05	)(c)	(0.38)	(0.43)	—	22.27	(1.89)	5,172	1.02	(d)	1.02	(d)	(0.44	)(d)	12
Year ended 12/31/09	16.84	0.00	(c)	5.86	5.86	—	22.70	34.80	4,744	1.06		1.06		0.00		36
Year ended 12/31/08(e)	21.87	(0.02	)(c)	(4.13)	(4.15)	(0.88)	16.84	(18.76)	2,136	1.10	(f)	1.11	(f)	(0.38	)(f)	29

Investor Class
Six months ended 06/30/10	23.26	(0.08	)(c)	(0.39)	(0.47)	—	22.79	(2.02)	180,966	1.27	(d)	1.27	(d)	(0.69	)(d)	12
Year ended 12/31/09	17.30	(0.05	)(c)	6.01	5.96	—	23.26	34.45	175,672	1.31		1.31		(0.25)		36
Year ended 12/31/08	29.76	(0.14	)(c)	(11.44)	(11.58)	(0.88)	17.30	(38.75)	149,594	1.28		1.28		(0.56)		29
Year ended 12/31/07	29.91	(0.26	)(c)	3.63	3.37	(3.52)	29.76	11.39	273,506	1.23		1.23		(0.78)		29
Year ended 12/31/06(e)	31.20	(0.19	)(c)	1.14	0.95	(2.24)	29.91	2.96	281,479	1.26	(f)	1.26	(f)	(0.85	)(f)	49

Institutional Class
Six months ended 06/30/10	23.68	(0.03	)(c)	(0.40)	(0.43)	—	23.25	(1.82)	315,909	0.83	(d)	0.83	(d)	(0.25	)(d)	12
Year ended 12/31/09	17.52	0.04	(c)	6.12	6.16	—	23.68	35.16	241,589	0.85		0.85		0.21		36
Year ended 12/31/08	30.01	(0.03	)(c)	(11.58)	(11.61)	(0.88)	17.52	(38.53)	133,585	0.86		0.86		(0.14)		29
Year ended 12/31/07	30.01	(0.12	)(c)	3.64	3.52	(3.52)	30.01	11.85	241,992	0.81		0.81		(0.36)		29
Year ended 12/31/06	28.08	(0.13	)(c)	4.30	4.17	(2.24)	30.01	14.76	179,414	0.84		0.84		(0.43)		49
Year ended 12/31/05	27.83	(0.11)		2.61	2.50	(2.25)	28.08	8.93	107,023	0.84		0.84		(0.35)		41

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $809,646, $16,128, $18,750, $47,825, $4,909, $189,770 and $312,211 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008 and April 7, 2006 for Class Y and Investor Class shares, respectively
(f)	Annualized.

16        Invesco Small Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
A	$1,000.00	$979.70	$6.23	$1,018.50	$6.36	1.27%

B	1,000.00	976.00	9.90	1,014.78	10.09	2.02

C	1,000.00	976.00	9.90	1,014.78	10.09	2.02

R	1,000.00	978.70	7.46	1,017,26	7.60	1.52

Y	1,000.00	981.10	5.01	1,019.74	5.11	1.02

Investor	1,000.00	979.80	6.23	1,018.50	6.36	1.27

Institutional	1,000.00	981.80	4.03	1,020.73	4.11	0.82

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Small Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Small Cap Growth Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

18        Invesco Small Cap Growth Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Small-Cap Growth Funds Index. The Board noted that the performance of Class A shares of the Fund was in the third quintile for the one year period, the second quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers does not advise other mutual funds with investment strategies comparable to those of the Fund, although it does sub-advise such mutual funds. The Board noted that the sub-advisory effective fee rate for such funds was below the advisory effective fee rate of the Fund.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes three breakpoints and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Small Cap Growth Fund

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     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
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Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SCG-SAR-1      Invesco Distributors, Inc.

Invesco Van Kampen Harbor Fund
Semiannual Report to Shareholders ▪ June 30, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
12	Financial Statements
14	Notes to Financial Statements
19	Financial Highlights
22	Fund Expenses
23	Approval of Investment Advisory and Sub-Advisory Agreements
25	Results of Proxy
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.73%
Class B Shares	-1.11
Class C Shares	-1.16
Class Y Shares	-0.61
Institutional Class Shares	-0.73
BofA ML All Convertibles All Qualities Total Return Index▼ (Broad Market/Style-Specific Index)	-0.49
Lipper Convertible Securities Fund Index▼ (Peer Group Index)	-1.28

▼	Lipper Inc.
The BofA ML All Convertibles All Qualities Total Return Index is an unmanaged index that measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.
     The Lipper Convertible Securities Fund Index represents the average performance of the 10 largest convertible securities mutual funds, as classified by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (11/15/56)	8.75%
10 Years	0.55
5 Years	3.10
1 Year	15.14

Class B Shares
Inception (12/20/91)	6.91%
10 Years	0.50
5 Years	3.14
1 Year	15.86

Class C Shares
Inception (10/26/93)	5.68%
10 Years	0.34
5 Years	3.48
1 Year	19.82

Class Y Shares
Inception (3/23/05)	4.44%
5 Years	4.54
1 Year	22.09

Institutional Class Shares
10 Years	1.12%
5 Years	4.27
1 Year	21.81
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Harbor Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Harbor Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Institutional Class shares performance shown prior to the inception date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.11%, 1.86%, 1.86%, 0.86% and 0.80%, respectively. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.12%, 1.87%, 1.87%, 0.87% and 0.80%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
2     Invesco Van Kampen Harbor Fund

Letters to Shareholders

  Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

   Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
3     Invesco Van Kampen Harbor Fund

Schedule of Investments

June 30, 2010
(Unaudited)

			Par
			Amount
	Coupon	Maturity	(000)	Value

Convertible Corporate Obligations–82.8%
Advertising–0.9%
Interpublic Group of Cos., Inc.	4.250%	03/15/23	$2,580	$2,596,125

Aerospace & Defense–1.4%
AAR Corp.	1.750	02/01/26	3,100	2,770,625

L-3 Communications Corp.	3.000	08/01/35	1,257	1,263,285

				4,033,910

Alternative Carriers–1.3%
Globalstar, Inc.	5.750	04/01/28	730	604,987

Level 3 Communications, Inc.	5.250	12/15/11	3,300	3,176,250

				3,781,237

Apparel Retail–0.7%
Charming Shoppes, Inc.	1.125	05/01/14	2,733	2,090,745

Application Software–2.6%
Cadence Design Systems, Inc.(a)	2.625	06/01/15	1,692	1,653,930

Nuance Communications, Inc.	2.750	08/15/27	2,323	2,439,150

Salesforce.com, Inc.(a)	0.750	01/15/15	2,780	3,228,275

				7,321,355

Asset Management & Custody Banks–0.5%
Janus Capital Group, Inc.	3.250	07/15/14	1,356	1,366,170

Auto Parts & Equipment–0.8%
BorgWarner, Inc.	3.500	04/15/12	1,700	2,201,500

Automobile Manufacturers–1.5%
Ford Motor Co.	4.250	11/15/16	1,015	1,270,019

Navistar International Corp.	3.000	10/15/14	2,505	2,949,637

				4,219,656

Automotive Retail–0.9%
Sonic Automotive, Inc.	5.000	10/01/29	2,503	2,462,326

Biotechnology–5.8%
Alexion Pharmaceuticals, Inc.	1.375	02/01/12	488	1,589,050

Amgen, Inc.	0.125	02/01/11	2,760	2,742,750

Amgen, Inc.	0.375	02/01/13	1,725	1,712,062

Amylin Pharmaceuticals, Inc.	3.000	06/15/14	2,555	2,174,944

BioMarin Pharmaceuticals, Inc.	1.875	04/23/17	1,619	1,734,354

Incyte Corp., Ltd.(a)	4.750	10/01/15	1,385	2,063,650

Invitrogen Corp.	1.500	02/15/24	1,330	1,467,988

Isis Pharmaceuticals, Inc.	2.625	02/15/27	817	773,086

Theravance, Inc.	3.000	01/15/15	2,440	2,077,050

				16,334,934

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Harbor Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Brewers–1.3%
Molson Coors Brewing Co.	2.500%	07/30/13	$3,300	$3,555,750

Broadcasting & Cable TV–0.8%
Central European Media Enterprises Ltd. (Bermuda)(a)	3.500	03/15/13	3,000	2,298,750

Cable & Satellite–1.1%
Virgin Media, Inc.	6.500	11/15/16	2,650	3,117,063

Casinos & Gaming–1.3%
International Game Technology	3.250	05/01/14	1,628	1,790,800

MGM Resorts International(a)	4.250	04/15/15	2,425	1,930,906

				3,721,706

Coal & Consumable Fuels–0.6%
Massey Energy Co.	3.250	08/01/15	750	627,188

Peabody Energy Corp.	4.750	12/15/66	1,075	1,053,500

				1,680,688

Communications Equipment–2.8%
ADC Telecommunications, Inc.	3.500	07/15/15	1,500	1,230,000

Arris Group, Inc.	2.000	11/15/26	3,010	2,859,500

Ciena Corp.(a)	4.000	03/15/15	3,320	3,116,650

Powerwave Technologies, Inc.	3.875	10/01/27	1,100	783,750

				7,989,900

Computer Storage & Peripherals–4.6%
EMC Corp.	1.750	12/01/11	2,750	3,351,562

EMC Corp.	1.750	12/01/13	1,180	1,500,075

NetApp, Inc.	1.750	06/01/13	2,600	3,354,000

SanDisk Corp.	1.000	05/15/13	5,360	4,790,500

				12,996,137

Construction & Farm Machinery & Heavy Trucks–1.3%
Terex Corp.	4.000	06/01/15	1,100	1,493,250

Titan International, Inc.(a)	5.625	01/15/17	1,790	2,127,863

				3,621,113

Construction Materials–1.0%
Cemex SAB de CV (Mexico)(a)	4.875	03/15/15	2,960	2,941,500

Consumer Products–0.2%
Sotheby’s	3.125	06/15/13	700	682,500

Data Processing & Outsourced Services–0.6%
Alliance Data Systems Corp.	1.750	08/01/13	1,815	1,765,087

Department Stores–1.1%
Saks, Inc.	2.000	03/15/24	3,495	3,040,650

Diversified REIT’s–0.9%
Digital Realty Trust LP(a)	5.500	04/15/29	1,750	2,507,969

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Harbor Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Electrical Components & Equipment–0.8%
Suntech Power Holdings Co., Ltd. (Cayman Islands)	3.000%	03/15/13	$1,000	$756,250
Yingli Green Energy Holding Co., Ltd. (Cayman Islands)	*	12/15/12	1,360	1,530,000

				2,286,250

Electronic Manufacturing Services–0.4%
TTM Technologies, Inc.	3.250	05/15/15	1,250	1,128,125

Environmental & Facilities Services–0.5%
Covanta Holding Corp.	1.000	02/01/27	1,650	1,538,625

Equipment Retail–0.8%
United Rentals, Inc.	4.000	11/15/15	2,150	2,319,313

Gold–0.5%
Newmont Mining Corp.	3.000	02/15/12	1,070	1,522,075

Health Care–0.3%
Life Technologies Corp.	3.250	06/15/25	700	791,000

Health Care Equipment–4.1%
Hologic, Inc.(b)	2.000/0.000	12/15/37	2,580	2,209,125

Insulet Corp.	5.375	06/15/13	1,400	1,401,750

Medtronic, Inc.	1.500	04/15/11	2,500	2,496,875

Medtronic, Inc.	1.625	04/15/13	2,430	2,448,225

Wright Medical Group, Inc.	2.625	12/01/14	3,350	2,910,313

				11,466,288

Health Care Facilities–1.6%
LifePoint Hospitals, Inc.	3.500	05/15/14	4,000	3,715,000

NovaMed, Inc.	1.000	06/15/12	1,050	872,813

				4,587,813

Health Care Services–1.1%
Chemed Corp.	1.875	05/15/14	3,350	3,102,937

Homebuilding–0.9%
DR Horton, Inc.	2.000	05/15/14	2,400	2,451,000

Hotels, Resorts & Cruise Lines–0.5%
Gaylord Entertainment Co.(a)	3.750	10/01/14	1,290	1,351,275

Industrial Conglomerates–1.3%
ProLogis–REIT	3.250	03/15/15	2,800	2,516,500

Textron, Inc.	4.500	05/01/13	850	1,234,625

				3,751,125

Internet Retail–2.3%
GSI Commerce, Inc.	2.500	06/01/27	1,650	1,858,312

Priceline.com, Inc.(a)	1.250	03/15/15	3,080	2,845,150

VeriSign, Inc.	3.250	08/15/37	2,000	1,817,500

				6,520,962

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Harbor Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Internet Software & Services–4.0%
Equinix, Inc.	2.500%	04/15/12	$3,300	$3,337,125

SAVVIS, Inc.	3.000	05/15/12	3,750	3,543,750

Symantec Corp.	0.750	06/15/11	1,380	1,374,825

Symantec Corp.	1.000	06/15/13	2,100	2,144,625

Terremark Worldwide, Inc.	6.625	06/15/13	1,050	1,038,187

				11,438,512

Investment Banking & Brokerage–0.4%
Jefferies Group, Inc.	3.875	11/01/29	1,311	1,235,618

IT Consulting & Other Services–0.6%
CACI International, Inc.	2.125	05/01/14	1,750	1,706,250

Life Sciences Tools & Services–0.9%
Nektar Therapeutics	3.250	09/28/12	2,800	2,698,500

Managed Health Care–0.5%
AMERIGROUP Corp.	2.000	05/15/12	1,380	1,402,425

Metal & Glass Containers–0.4%
Owens-Brockway Glass Container, Inc.(a)	3.000	06/01/15	1,110	1,025,363

Movies & Entertainment–0.5%
Liberty Media LLC	3.125	03/30/23	1,400	1,471,750

Oil & Gas Drilling–2.6%
Nabors Industries, Inc.	0.940	05/15/11	2,450	2,413,250

Transocean, Inc., Ser A (Cayman Islands)	1.625	12/15/37	3,250	3,164,688

Transocean, Inc., Ser B (Cayman Islands)	1.500	12/15/37	1,850	1,651,125

				7,229,063

Oil & Gas Equipment & Services–0.8%
Exterran Holdings, Inc.	4.250	06/15/14	750	984,375

SESI LLC(b)	1.500/1.250	12/15/26	1,505	1,388,362

				2,372,737

Oil & Gas Exploration & Production–1.8%
Chesapeake Energy Corp.	2.500	05/15/37	2,700	2,116,125

Core Laboratories LP	0.250	10/31/11	1,050	1,681,312

St Mary Land & Exploration Co.	3.500	04/01/27	1,100	1,168,750

				4,966,187

Other Diversified Financial Services–1.3%
MF Global Holdings Ltd.	9.000	06/20/38	2,200	2,271,500

NASDAQ OMX Group, Inc.	2.500	08/15/13	1,340	1,278,025

				3,549,525

Packaged Foods & Meats–1.3%
Smithfield Foods, Inc.	4.000	06/30/13	2,200	2,147,750

Tyson Foods, Inc.	3.250	10/15/13	1,330	1,559,425

				3,707,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Harbor Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Paper & Related Products–0.5%
Rayonier TRS Holdings, Inc.	3.750%	10/15/12	$1,350	$1,402,313

Pharmaceuticals–4.8%
Cephalon, Inc.	2.500	05/01/14	1,330	1,403,150

Endo Pharmaceuticals Holdings, Inc.(a)	1.750	04/15/15	2,900	2,755,000

Gilead Sciences, Inc.	0.500	05/01/11	2,762	2,862,122

King Pharmaceuticals, Inc.	1.250	04/01/26	1,825	1,590,031

Mylan Labs, Inc.	1.250	03/15/12	1,400	1,400,000

Teva Pharmaceutical Industries Ltd., Ser D (Netherlands Antilles)	1.750	02/01/26	1,190	1,368,500

Viropharma, Inc.	2.000	03/15/17	2,450	2,116,188

				13,494,991

Property & Casualty Insurance–0.5%
Old Republic International Corp.	8.000	05/15/12	1,150	1,371,375

Rental Auto Equipment–1.0%
Avis Budget Group, Inc.(a)	3.500	10/01/14	3,000	2,726,250

Retailers–1.1%
Iconix Brand Group, Inc.	1.875	06/30/12	3,300	3,085,500

Semiconductors–5.2%
Advanced Micro Devices, Inc.	5.750	08/15/12	1,085	1,070,081

Advanced Micro Devices, Inc.	6.000	05/01/15	3,190	3,046,450

Intel Corp.	2.950	12/15/35	2,300	2,196,500

Intel Corp.(a)	2.950	12/15/35	3,250	3,103,750

Micron Technology, Inc.	1.875	06/01/14	3,100	2,739,625

ON Semiconductor Corp.(a)	2.625	12/15/26	2,600	2,447,250

				14,603,656

Steel–1.4%
Allegheny Technologies, Inc.	4.250	06/01/14	1,800	2,324,250

Steel Dynamics, Inc.	5.125	06/15/14	1,400	1,510,250

				3,834,500

Systems Software–1.4%
Macrovision Corp.	2.625	08/15/11	1,670	2,319,212

TeleCommunication Systems, Inc.(a)	4.500	11/01/14	1,831	1,522,019

				3,841,231

Technology Distributors–0.6%
Anixter International, Inc.	1.000	02/15/13	1,950	1,781,812

Thrifts & Mortgage Finance–0.6%
MGIC Investment Corp.	5.000	05/01/17	740	665,075

PMI Group, Inc.	4.500	04/15/20	1,480	1,030,450

				1,695,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Harbor Fund

			Par
			Amount
Coupon		Maturity	(000)	Value

Wireless Telecommunication Services–1.5%
Leap Wireless International, Inc.	4.500%	07/15/14	$1,400	$1,179,500

SBA Communications Corp.	1.875	05/01/13	3,045	3,075,450

				4,254,950

Total Convertible Corporate Obligations–82.8%				234,038,767

			Shares
Convertible Preferred Stocks–12.3%
Agricultural Products–0.3%
Bunge Ltd. (Bermuda), 5.125%			1,540	762,300

Diversified Banks–0.8%
Wells Fargo & Co., Class A, 7.500%			2,375	2,211,125

Electric Utilities–1.9%
NextEra Energy, Inc., 8.375%			69,700	3,450,847

PPL Corp., 9.500%			37,000	1,929,180

				5,380,027

Health Care Facilities–0.5%
HealthSouth Corp., Ser A, 6.500%			1,830	1,512,495

Health Care Services–0.6%
Omnicare Capital Trust II, 4.000%			51,000	1,815,600

Multi-Line Insurance–1.6%
American International Group, Inc., 8.500%			146,100	1,402,560

Hartford Financial Services Group, Inc., 7.250%			139,160	3,220,162

				4,622,722

Oil & Gas Storage & Transportation–0.8%
El Paso Corp., 4.990%			2,550	2,455,013

Other Diversified Financial Services–1.6%
Bank of America Corp., Ser L, 7.250%			2,126	1,895,329

Citigroup, Inc., 7.500%			24,100	2,723,300

				4,618,629

Packaged Foods & Meats–1.0%
Dole Food Co., Inc., 7.000%(a)			252,600	2,739,144

Property & Casualty Insurance–0.5%
XL Capital Ltd. (Ireland), 10.750%			54,000	1,357,020

Railroads–0.6%
Kansas City Southern, Inc., 5.125%			1,290	1,630,560

Regional Banks–1.1%
KeyCorp, Ser A, 7.750%			31,800	3,028,950

Wireless Telecommunication Services–1.0%
Crown Castle International Corp., 6.250%			50,000	2,812,500

Total Convertible Preferred Stocks–12.3%				34,946,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Harbor Fund

	Shares	Value

Common Stocks–0.8%
Pharmaceuticals–0.8%
Merck & Co., Inc.	62,438	$2,183,457

Total Long-Term Investments–95.9% (Cost $264,648,316)		271,168,309

Money Market Funds–1.5%
Liquid Assets Portfolio–Institutional Class(c)	2,140,764	2,140,764

Premier Portfolio–Institutional Class(c)	2,140,764	2,140,764

Total Money Market Funds–1.5% (Cost $4,281,528)		4,281,528

TOTAL INVESTMENTS–97.4% (Cost $268,929,844)		275,449,837

OTHER ASSETS IN EXCESS OF LIABILITIES–2.6%		7,305,920

NET ASSETS–-100.0%		$282,755,757

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond
(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By industry, based on Net Assets

Biotechnology	5.8%

Pharmaceuticals	5.6

Semiconductors	5.2

Computer Storage & Peripherals	4.6

Health Care Equipment	4.1

Internet Software & Services	4.0

Other Diversified Financial Services	2.9

Communications Equipment	2.8

Application Software	2.6

Oil & Gas Drilling	2.6

Wireless Telecommunication Services	2.5

Internet Retail	2.3

Packaged Foods & Meats	2.3

Health Care Facilities	2.1

Electric Utilities	1.9

Oil & Gas Exploration & Production	1.8

Health Care Services	1.7

Multi-Line Insurance	1.6

Automobile Manufacturers	1.5

Aerospace & Defense	1.4

Systems Software	1.4

Steel	1.4

Alternative Carriers	1.3

Industrial Conglomerates	1.3

Casinos & Gaming	1.3

Construction & Farm Machinery & Heavy Trucks	1.3

Brewers	1.3

Cable & Satellite	1.1

Retailers	1.1

Department Stores	1.1

Regional Banks	1.1

Construction Materials	1.0

Property & Casualty Insurance	1.0

Rental Auto Equipment	1.0

Life Sciences Tools & Services	0.9

Advertising	0.9

Diversified REIT’s	0.9

Automotive Retail	0.9

Homebuilding	0.9

Oil & Gas Storage & Transportation	0.8

Oil & Gas Equipment & Services	0.8

Equipment Retail	0.8

Broadcasting & Cable TV	0.8

Electrical Components & Equipment	0.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Harbor Fund

Diversified Banks	0.8%

Auto Parts & Equipment	0.8

Apparel Retail	0.7

Technology Distributors	0.6

Data Processing & Outsourced Services	0.6

IT Consulting & Other Services	0.6

Thrifts & Mortgage Finance	0.6

Coal & Consumable Fuels	0.6

Railroads	0.6

Environmental & Facilities Services	0.5

Gold	0.5

Movies & Entertainment	0.5

Managed Health Care	0.5

Paper & Related Products	0.5

Asset Management & Custody Banks	0.5

Hotels, Resorts & Cruise Lines	0.5

Investment Banking & Brokerage	0.4

Electronic Manufacturing Services	0.4

Metal & Glass Containers	0.4

Health Care	0.3

Agricultural Products	0.3

Consumer Products	0.2

Money Market Fund Plus Other Assets in Excess of Liabilities	4.1

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

	Level 1	Level 2	Level 3
		Significant	Other Significant
	Quoted Prices	Unobservable Inputs	Observable Inputs	Total

Investments in an Asset Position:
Convertible Corporate Obligations	$—	$234,038,767	$—	$234,038,767

Convertible Preferred Stocks
Agricultural Products	—	762,300	—	762,300

Diversified Banks	2,211,125	—	—	2,211,125

Electric Utilities	—	5,380,027	—	5,380,027

Health Care Facilities		1,512,495		1,512,495

Health Care Services	1,815,600			1,815,600

Multi-Line Insurance	4,622,722	—	—	4,622,722

Oil & Gas Storage & Transportation	—	2,455,013	—	2,455,013

Other Diversified Financial Services	2,723,300	1,895,329	—	4,618,629

Packaged Foods & Meats	—	2,739,144	—	2,739,144

Property & Casualty Insurance	1,357,020	—	—	1,357,020

Railroads	—	1,630,560	—	1,630,560

Regional Banks	3,028,950	—	—	3,028,950

Wireless Telecommunication Services	—	2,812,500	—	2,812,500

Common Stocks
Pharmaceuticals	2,183,457	—	—	2,183,457

Money Market Funds	4,281,528	—	—	4,281,528

Total Investments in an Asset Position	$22,223,702	$253,226,135	$—	$275,449,837

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Harbor Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $264,648,316)	$271,168,309

Investments in affiliated money market funds, at value and cost	4,281,528

Receivables:
Investments sold	7,091,184

Fund shares sold	3,706,126

Interest	1,322,511

Dividends	160,659

Other	2,246

Total assets	287,732,563

Liabilities:
Payables:
Fund shares repurchased	3,791,486

Investments purchased	860,032

Distributor and affiliates	121,906

Custodian bank	30,940

Accrued expenses	172,442

Total liabilities	4,976,806

Net assets	$282,755,757

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$281,750,746

Net unrealized appreciation	6,519,993

Accumulated undistributed net investment income	783,824

Accumulated net realized income (loss)	(6,298,806)

Net assets	$282,755,757

Maximum offering price per share:
Class A Shares:
Net asset value and redemption price per share (based on net assets of $245,458,672 and 16,524,498 shares of beneficial interest issued and outstanding)	$14.85

Maximum sales charge (5.50% of offering price)	0.86

Maximum offering price to public	$15.71

Class B Shares:
Net asset value and offering price per share (based on net assets of $7,491,243 and 505,797 shares of beneficial interest issued and outstanding)	$14.81

Class C Shares:
Net asset value and offering price per share (based on net assets of $17,487,714 and 1,169,026 shares of beneficial interest issued and outstanding)	$14.96

Class Y Shares:
Net asset value and offering price per share (based on net assets of $8,713,754 and 586,239 shares of beneficial interest issued and outstanding)	$14.86

Institutional Class Shares:
Net asset value and offering price per share (based on net assets of $3,604,374 and 242,479 shares of beneficial interest issued and outstanding)	$14.86

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Harbor Fund

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Interest	$4,729,175

Dividends	1,879,628

Total income	6,608,803

Expenses:
Investment advisory fee	827,790

Distribution (12b-1) and service fees
Class A	319,517

Class B	42,089

Class C	90,734

Transfer agent fees — A, B, C, and Y	187,882

Accounting and administrative expenses	47,635

Reports to shareholders	47,389

Registration fees	36,330

Custody	26,026

Professional fees	21,921

Trustees’ fees and related expenses	17,447

Other	10,889

Total expenses	1,675,649

Net investment income	$4,933,154

Realized and unrealized gain/loss
Net realized gain	$17,046,369

Unrealized appreciation/depreciation:
Beginning of the period	30,633,760

End of the period	6,519,993

Net unrealized appreciation (depreciation) during the period	(24,113,767)

Net realized and unrealized gain (loss)	$(7,067,398)

Net decrease in net assets from operations	$(2,134,244)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Harbor Fund

Statements of Changes in Net Assets

(Unaudited)

	For the	For the
	six months ended	year ended
	June 30,	December 31,
	2010	2009

From investment activities:
Operations:
Net investment income	$4,933,154	$8,113,118

Net realized gain/loss	17,046,369	(3,430,187)

Net unrealized appreciation/depreciation during the period	(24,113,767)	82,068,190

Change in net assets from operations	(2,134,244)	86,751,121

Distributions from net investment income:
Class A shares	(4,906,157)	(6,146,337)

Class B shares	(126,239)	(163,278)

Class C shares	(277,479)	(254,722)

Class Y shares	(313,384)	(183,037)

Institutional Class shares	(103)	-0-

Total distributions	(5,623,362)	(6,747,374)

Net change in net assets from investment activities	(7,757,606)	80,003,747

From capital transactions:
Proceeds from shares sold	21,896,362	67,433,870

Net asset value of shares issued through dividend reinvestment	4,723,236	5,761,708

Cost of shares repurchased	(36,298,981)	(44,927,907)

Net change in net assets from capital transactions	(9,679,383)	28,267,671

Total increase/decrease in net assets	(17,436,989)	108,271,418

Net Assets:
Beginning of the period	300,192,746	191,921,328

End of the period (including accumulated undistributed net investment income of $783,824 and $1,474,032, respectively)	$282,755,757	$300,192,746

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Harbor Fund (the “Fund”) is organized as a series of the AIM Growth Series (Invesco Growth Series), formerly AIM Growth Series (the “Trust”), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of twenty-five separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Harbor Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, and Class C shares received the corresponding class of shares of the Fund and holders of the Acquired Fund’s Class I shares received Class Y shares of the Fund. Information for the Acquired Fund’s — Class I shares prior to the Reorganization is included with Class Y shares throughout this report.
  The Fund’s investment objective is to seek to provide current income, capital appreciation and conservation of capital by investing principally in a portfolio of debt securities, primarily convertible bonds and convertible preferred stocks.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges

14        Invesco Van Kampen Harbor Fund

(“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions, including estimates and assumptions regarding taxation, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Fair Value Measurements GAAP defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	Prices are based on quoted prices in active markets for identical investments
Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3 —	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts,

15        Invesco Van Kampen Harbor Fund

or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions — Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At June 30, 2010, the Fund had no when-issued or delayed delivery purchase commitments.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included on the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported on the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share on the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported on the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported on the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
D.	Income and Expenses — Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.
E.	Federal Income Taxes — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is presented in the financial statements. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Management has concluded there are no significant uncertain tax provisions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2009, the Fund had an accumulated capital loss carryforward for tax purposes of $22,914,734 which will expire according to the following schedule:

Amount	Expiration Date

$2,111,386	December 31, 2010

6,558,230	December 31, 2016

14,245,118	December 31, 2017

Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,266,496

Aggregate unrealized (depreciation) of investment securities	(11,284,066)

Net unrealized appreciation of investment securities	$5,982,430

Cost of investments for tax purposes is $268,995,469.

F.	Distribution of Income and Gains — The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.
The tax character of distributions paid during the year ended December 31, 2009 was as follows:

Distributions paid from:
Ordinary income	$6,747,374

As of December 31, 2009, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income	$2,073,989

16        Invesco Van Kampen Harbor Fund

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

NOTE 2—Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	% Per Annum

First $350 million	0.55%

Next $350 million	0.50%

Next $350 million	0.45%

Over $1.05 billion	0.40%

  Prior to the Reorganization, the Acquired Fund paid $695,620 in advisory fees to Van Kampen Asset Management based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization Date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the Fund’s expenses (excluding certain items discussed below) of Class A shares to 1.11%, Class B shares to 1.86%, Class C shares to 1.86%, Class Y shares to 0.86% and Institutional Class shares to 0.80% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s expenses to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. For the period June 1, 2010 to June 30, 2010, the Adviser did not waive advisory fees under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. For the period ended June 30, 2010, the Adviser did not waive any advisory fees under this agreement.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $15,015 to Van Kampen Investments Inc. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “accounting and administration expenses.” Additionally, Invesco has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Pursuant to such agreement for the period ended June 30, 2010 IIS was paid $29,587 for providing such services. Prior to the Reorganization, the Acquired Fund paid $99,273 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “transfer agent fees.”
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or Invesco Distributors, Inc. (“IDI”).
  “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ Fees and Related Expenses” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  For the period ended June 30, 2010, the Fund paid legal fees of $-0- for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust. Prior to the Reorganization, the Acquired Fund recognized expenses of approximately $4,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Acquired Fund was a partner of such firm and he and his law firm provided legal services as legal counsel to the Acquired Fund.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

17        Invesco Van Kampen Harbor Fund

  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse the Distributor for any such expenses.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Van Kampen Funds Inc. to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $268,339 to Van Kampen Funds Inc.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A Shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to June 30, 2010, IDI advised the Fund that IDI retained $941 in front-end sales commissions from the sale of Class A Shares and $30, $2,836 and $371 from Class A, Class B and Class C Shares, respectively, for CDSC imposed on redemptions by shareholders. Prior to the Reorganization, Van Kampen Funds Inc., as distributor for the Acquired Fund, advised the Fund that it received commissions on sales of the Acquired Fund’s Class A Shares of $12,333 and CDSC on redeemed shares of $6,393.

NOTE 3—Share Information

For the six months ended June 30, 2010 and the year ended December 31, 2009, transactions were as follows:

	For the six months ended		For the year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Value	Shares	Value

Sales:
Class A	639,532	$9,998,558	3,294,085	$41,897,975

Class B	56,096	860,578	241,647	3,078,975

Class C	97,021	1,511,014	796,907	10,108,744

Class Y	380,590	5,920,402	895,249	12,348,176

Institutional Class	242,472	3,605,810	-0-	-0-

Total sales	1,415,711	$21,896,362	5,227,888	$67,433,870

Dividend Reinvestment:
Class A	280,717	$4,286,692	398,698	$5,315,367

Class B	7,819	119,205	11,768	155,274

Class C	14,843	228,362	15,734	216,204

Class Y	5,819	88,874	5,387	74,863

Institutional Class	7	103	-0-	-0-

Total dividend reinvestment	309,205	$4,723,236	431,587	$5,761,708

Repurchases:
Class A	(1,435,321)	$(22,265,720)	(2,769,872)	$(36,631,797)

Class B	(135,636)	(2,107,680)	(381,800)	(4,885,195)

Class C	(93,349)	(1,457,931)	(179,623)	(2,321,881)

Class Y	(690,083)	(10,467,650)	(76,345)	(1,089,034)

Institutional Class	-0-	-0-	-0-	-0-

Total repurchases	(2,354,389)	$(36,298,981)	(3,407,640)	$(44,927,907)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 1% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

NOTE 4—Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and money market funds, were $111,933,537 and $128,393,087, respectively.

NOTE 5—Indemnifications

Under the Trust’s organizational documents, each trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

18        Invesco Van Kampen Harbor Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 8—Financial Highlights (Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Net asset value, beginning of the period	$15.27		$11.03	$16.22	$15.58	$14.50	$14.93

Net investment income(a)	0.26		0.44	0.32	0.34	0.40	0.39

Net realized and unrealized gain/loss	(0.39)		4.16	(5.09)	0.81	1.19	(0.32)

Total from investment operations	(0.13)		4.60	(4.77)	1.15	1.59	0.07

Less distributions from net investment income	0.29		0.36	0.42	0.51	0.51	0.50

Net asset value, end of the period	$14.85		$15.27	$11.03	$16.22	$15.58	$14.50

Total return(b)	(0.73	)%*	42.17%	(29.90)%	7.51%	11.15%	0.45%

Net assets at end of the period (in millions)	$245.5		$260.1	$177.7	$284.2	$300.2	$314.4

Ratio of expenses to average net assets(c)	1.06	%(d)	1.11%	1.05%	1.05%	1.05%	1.07%

Ratio of net investment income to average net assets	3.33	%(d)	3.36%	2.23%	2.12%	2.68%	2.69%

Portfolio turnover	39	%*	127%	92%	120%	87%	69%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). For shares purchased prior to June 1, 2010, the maximum sales charge was 5.75%. On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% for the years ended December 31, 2007 and 2006.
(d)	Ratios are based on average daily net assets (000’s omitted) of $261,621.
*	Non-Annualized

19        Invesco Van Kampen Harbor Fund

NOTE 8—Financial Highlights (Unaudited)—(continued)

	Class B Shares
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Net asset value, beginning of the period	$15.22		$11.00	$16.18	$15.54	$14.46	$14.90

Net investment income(a)	0.20		0.33	0.21	0.22	0.29	0.27

Net realized and unrealized gain/loss	(0.37)		4.15	(5.08)	0.81	1.19	(0.32)

Total from investment operations	(0.17)		4.48	(4.87)	1.03	1.48	(0.05)

Less distributions from net investment income	0.24		0.26	0.31	0.39	0.40	0.39

Net asset value, end of the period	$14.81		$15.22	$11.00	$16.18	$15.54	$14.46

Total return(b)	(1.11	)%*	41.14%	(30.44)%	6.73%	10.28%	(0.31)%

Net assets at end of the period (in millions)	$7.5		$8.8	$7.8	$20.1	$25.1	$33.1

Ratio of expenses to average net assets(c)	1.81	%(d)	1.86%	1.81%	1.81%	1.82%	1.83%

Ratio of net investment income to average net assets	2.59	%(d)	2.57%	1.46%	1.36%	1.91%	1.91%

Portfolio turnover	39	%*	127%	92%	120%	87%	69%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and services fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% for the years ended December 31, 2007 and 2006.
(d)	Ratios are based on average daily net assets (000’s omitted) of $8,488.
*	Non-Annualized

	Class C Shares
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Net asset value, beginning of the period	$15.37		$11.10	$16.33	$15.68	$14.59	$15.02

Net investment income(a)	0.20		0.36	0.21	0.22	0.29	0.28

Net realized and unrealized gain/loss	(0.37)		4.17	(5.13)	0.82	1.20	(0.32)

Total from investment operations	(0.17)		4.53	(4.92)	1.04	1.49	(0.04)

Less distributions from net investment income	0.24		0.26	0.31	0.39	0.40	0.39

Net asset value, end of the period	$14.96		$15.37	$11.10	$16.33	$15.68	$14.59

Total return(b)	(1.16	)%*	41.20%	(30.47)%	6.72%	10.25%	(0.24)%

Net assets at end of the period (in millions)	$17.5		$17.7	$5.7	$8.4	$9.2	$11.2

Ratio of expenses to average net assets(c)	1.81	%(d)	1.86%	1.81%	1.81%	1.82%	1.83%

Ratio of net investment income to average net assets	2.57	%(d)	2.66%	1.46%	1.36%	1.91%	1.92%

Portfolio turnover	39	%*	127%	92%	120%	87%	69%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% for the years ended December 31, 2007 and 2006.
(d)	Ratios are based on average daily net assets (000’s omitted) of $18,297.
*	Non-Annualized

20        Invesco Van Kampen Harbor Fund

NOTE 8—Financial Highlights (Unaudited)—(continued)

	Class Y Shares
							March 23, 2005
							(Commencement of
	Six months ended						operations) to
	June 30,		Year ended December 31,				December 31,
	2010		2009	2008	2007	2006	2005

Net asset value, beginning of the period	$15.27		$11.03	$16.23	$15.58	$14.50	$14.17

Net investment income(a)	0.27		0.51	0.35	0.38	0.44	0.33

Net realized and unrealized gain/loss	(0.37)		4.13	(5.10)	0.82	1.18	0.40

Total from investment operations	(0.10)		4.64	(4.75)	1.20	1.62	0.73

Less distributions from net investment income	0.31		0.40	0.45	0.55	0.54	0.40

Net asset value, end of the period	$14.86		$15.27	$11.03	$16.23	$15.58	$14.50

Total return(b)	(0.61	)%*	42.61%	(29.77)%	7.83%	11.33%	5.21	%*

Net assets at end of the period (in millions)	$8.7		$13.6	$0.7	$0.9	$0.5	$0.1

Ratio of expenses to average net assets(c)	0.81	%(d)	0.86%	0.81%	0.81%	0.81%	0.84%

Ratio of net investment income to average net assets	3.55	%(d)	3.68%	2.46%	2.36%	2.93%	3.10%

Portfolio turnover	39	%*	127%	92%	120%	87%	69	%(e)

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% for the years ended December 31, 2007 and 2006.
(d)	Ratios are based on average daily net assets (000’s omitted) of $15,351.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
*	Non-Annualized
On June 1, 2010, the Fund’s former Class I Shares were reorganized into Class Y Shares.

	Institutional Class Shares
	June 1, 2010
	(Commencement of
	operations) to
	June 30,
	2010

Net asset value, beginning of the period	$15.26

Net investment income(a)	0.03

Net realized and unrealized loss	(0.27)

Total from investment operations	(0.24)

Less distributions from net investment income	0.16

Net asset value, end of the period	$14.86

Total return(b)	(1.53	)%*

Net assets at end of the period (in millions)	$3.6

Ratio of expenses to average net assets	0.65	%(d)

Ratio of net investment income to average net assets	2.59	%(d)

Portfolio turnover	39	%(c)

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
(d)	Ratios are based on average daily net assets (000’s omitted) of $10.
*	Non-Annualized

21        Invesco Van Kampen Harbor Fund

Calculating your ongoing Fund expenses

Expense example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/10-6/30/10.

Actual expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses
Share	Account Value	Account Value	Paid During	Account Value	Paid During
Class	(01/01/10)	(06/30/10)*	Period*	(06/30/10)	Period*
A	$1,000.00	$992.66	$5.24	$1,019.54	5.31%

B	1,000.00	988.86	8.93	1,015.82	9.05

C	1,000.00	988.37	8.92	1,015.82	9.05

Y	1,000.00	993.90	4.00	1,020.78	4.06

Institutional	1,000.00	984.71	0.51	1,021.57	3.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.06%, 1.81%, 1.81%, 0.81% and 0.65% for Class A, B, C, Y and Institutional Class Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period), except for Institutional Class Shares “Actual” information which reflects the period from Commencement of Operations through June 30, 2010.

Assumes all dividends and distributions were reinvested.

22        Invesco Van Kampen Harbor Fund

Approval of Investment Advisory and Sub-Advisory Agreements with Invesco Advisers, Inc. and its Affiliates

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen Harbor Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services.

23        Invesco Van Kampen Harbor Fund

The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

24        Invesco Van Kampen Harbor Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Harbor Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	11,402,556	491,510	562,147	0

25        Invesco Van Kampen Harbor Fund

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You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
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Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
VK-HAR-SAR-1     Invesco Distributors, Inc.

Invesco Van Kampen Real Estate Securities Fund
Semiannual Report to Shareholders ■ June 30, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
15	Notes to Financial Statements
21	Fund Expenses
22	Approval of Investment Advisory and Sub-Advisory Agreements
24	Results of Proxy
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.61%
Class B Shares	4.61
Class C Shares	4.21
Class Y Shares	4.66
Institutional Class Shares	4.69
S&P 500 Index▼ (Broad Market Index)	-6.64
FTSE NAREIT Equity REITs Index▪ (Style-Specific Index)	5.56

▼	Lipper Inc.;
▪	Invesco, Bloomberg L.P.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs.
     The Fund is not managed to track the performance of any particular index, including the index defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (6/9/94)	9.54%
10 Years	8.83
5 Years	-0.87
1 Year	39.25

Class B Shares
Inception (6/9/94)	9.51%
10 Year	8.87
5 Years	-0.30
1 Year	42.27

Class C Shares
Inception (6/9/94)	9.14%
10 Years	8.68
5 Years	-0.45
1 Year	45.24

Class Y Shares
Inception (7/21/05)	-0.24%
1 Year	47.65

Institutional Class Shares
10 Years	9.46%
5 Years	0.27
1 Year	47.44
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Real Estate Securities Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Real Estate Securities Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Institutional Class shares performance shown prior to the inception date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.57%, 2.32%, 2.32%, 1.32% and 1.07%, respectively. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.63%, 2.38%, 2.38%, 1.38% and 1.07%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
2     Invesco Van Kampen Real Estate Securities Fund

Letters to Shareholders
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
3     Invesco Van Kampen Real Estate Securities Fund

Schedule of Investments

June 30, 2010
(Unaudited)

	Number of
Description	Shares	Value

Common Stocks–97.2%
Apartments–16.2%
AvalonBay Communities, Inc.–REIT	121,342	$11,329,702

Camden Property Trust–REIT	306,623	12,525,549

Equity Residential–REIT	397,027	16,532,204

Essex Property Trust, Inc.–REIT	115,903	11,305,179

Mid-America Apartment Communities, Inc.–REIT	37,246	1,917,052

Post Properties, Inc.–REIT	17,530	398,457

		54,008,143

Developers–0.0%
Shimao Property Holdings Ltd. (Cayman Islands)	109,500	169,929

Diversified–5.4%
Broadreach Capital Partners Realty I, L.P. (Acquired 05/29/03 to 05/29/08, Cost $1,045,351)(a)(b)(c)	2,789,299	396,346

Cousins Properties, Inc.–REIT	1,783	12,017

Kerry Properties Ltd. (Bermuda)	77,500	332,643

Sun Hung Kai Properties Ltd. (China)	51,000	693,411

Unibail-Rodmaco SE–REIT (France)	2,832	459,634

Vornado Realty Trust–REIT	215,193	15,698,329

Washington Real Estate Investment Trust–REIT	18,202	502,193

		18,094,573

Healthcare–13.1%
HCP, Inc.–REIT	167,364	5,397,489

Health Care, Inc.–REIT	291,765	12,289,142

Nationwide Health Properties, Inc.–REIT	188,126	6,729,267

Omega Healthcare Investors, Inc.–REIT	23,651	471,364

Senior Housing Property Trust–REIT	390,042	7,843,745

Ventas, Inc.–REIT	234,808	11,024,235

		43,755,242

Industrial/Office: Industrial–6.3%
AMB Property Corp.–REIT	216,745	5,139,024

Cabot Industrial Value Fund, II, L.P. (Acquired 11/10/05 to 05/12/09, Cost $3,266,500)(a)(b)(c)	6,533	2,102,374

DCT Industrial Trust, Inc.–REIT	676,330	3,057,012

Exeter Industrial Value Fund, L.P. (Acquired 11/06/07 to 12/01/09, Cost $2,925,000)(a)(b)(c)	2,925,000	1,590,366

Keystone Industrial Fund, L.P. (Acquired 3/27/06 to 11/11/2009 Cost $2,886,718)(a)(c)	3,500,000	1,306,067

KTR Industrial Fund, II, L.P. (Acquired 01/08/09, Cost $18,750)(a)(b)(c)	18,750	0

ProLogis–REIT	765,677	7,756,308

		20,951,151

Industrial/Office: Mixed–3.0%
Liberty Property Trust–REIT	343,212	9,901,666

Industrial/Office: Office–12.7%
Alexandria Real Estate Equities, Inc.–REIT	149,625	9,481,736

Boston Properties, Inc.–REIT	201,425	14,369,659

Broadreach Capital Partners Realty II, L.P. (Acquired 10/02/06 to 01/25/10, Cost $3,608,895)(a)(b)(c)	3,608,895	279,137

Corporate Office Properties Trust SBI MD–REIT	40,188	1,517,499

Derwent London PLC–REIT (United Kingdom)	19,758	367,051

Highwoods Properties, Inc.–REIT	88,725	2,463,006

Kilroy Realty Corp.–REIT	191,642	5,697,517

Piedmont Office Realty Trust, Inc., Class A–REIT	231,131	4,329,084

SL Green Realty Corp.–REIT	69,914	3,848,067

		42,352,756

Lodging/Resorts–7.2%
DiamondRock Hospitality Co.–REIT	316,800	2,604,096

Host Hotels & Resorts, Inc.–REIT	1,005,812	13,558,346

LaSalle Hotel Properties–REIT	112,400	2,312,068

Marriott International, Inc., Class A	180,000	5,389,200

		23,863,710

Regional Malls–13.5%
Corio NV–REIT (Netherlands)	9,084	441,260

Macerich Co.–REIT	255,905	9,550,375

Simon Property Group, Inc.–REIT	413,985	33,429,289

Taubman Centers, Inc.–REIT	11,738	441,701

Westfield Group–REIT (Australia)	100,094	1,018,776

		44,881,401

Self Storage Facilities–4.4%
Big Yellow Group PLC–REIT (United Kingdom)	57,031	249,118

Public Storage–REIT	139,483	12,261,951

Sovran Self Storage, Inc.–REIT	61,355	2,112,453

		14,623,522

Shopping Centers–8.2%
Acadia Realty Trust–REIT	198,620	3,340,788

Eurocommercial Properties NV–REIT (Netherlands)	11,366	362,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Real Estate Securities Fund

	Number of
Description	Shares	Value

Shopping Centers–(continued)

Federal Realty Investment Trust–REIT	37,947	$2,666,536

Klepierre–REIT (France)	9,581	263,042

Regency Centers Corp.–REIT	337,289	11,602,741

Retail Opportunity Investments Corp.	217,934	2,103,063

Tanger Factory Outlet Centers–REIT	89,470	3,702,269

Weingarten Realty Investors–REIT	163,700	3,118,485

		27,159,922

Specialty Properties–7.2%
Digital Realty Trust, Inc.–REIT	274,077	15,808,761

Plum Creek Timber Co., Inc.–REIT	94,692	3,269,715

Rayonier, Inc.–REIT	103,775	4,568,176

Unite Group PLC (United Kingdom)(b)	81,242	210,144

		23,856,796

Total Long-Term Investments–97.2% (Cost $271,167,483)		323,618,811

Money Market Funds–3.7%
Liquid Assets Portfolio–Institutional Class(d)	6,246,448	6,246,448

Premier Portfolio–Institutional Class(d)	6,246,448	6,246,448

Total Money Market Funds–3.7% (Cost $12,492,896)		12,492,896

TOTAL INVESTMENTS–100.9% (Cost $283,660,379)		336,111,707

FOREIGN CURRENCY–0.0% (Cost $58,895)		55,324

LIABILITIES IN EXCESS OF OTHER ASSETS–(0.9%)		(3,065,119)

NET ASSETS–100.0%		$333,101,912

  Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
(b)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.7% of net assets.
(c)	Security has been deemed illiquid.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

REIT	– Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)
  The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position
Common Stocks
Apartments	$54,008,143	$—	$—	$54,008,143

Developers	—	169,929	—	169,929

Diversified	16,212,539	1,485,688	396,346	18,094,573

Healthcare	43,755,242	—	—	43,755,242

Industrial/Office: Industrial	15,952,344	—	4,998,807	20,951,151

Industrial/Office: Mixed	9,901,666	—	—	9,901,666

Industrial/Office: Office	41,706,568	367,051	279,137	42,352,756

Lodging/Resorts	23,863,710	—	—	23,863,710

Regional Malls	43,421,365	1,460,036	—	44,881,401

Self Storage Facilities	14,374,404	249,118	—	14,623,522

Shopping Centers	26,533,882	626,040	—	27,159,922

Specialty Properties	23,646,652	210,144	—	23,856,796

Money Market Funds	12,492,896	—	—	12,492,896

Total Investments in an Asset Position	$325,869,411	$4,568,006	$5,674,290	$336,111,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Real Estate Securities Fund

  Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

		Industrial/Office:	Industrial/Office:
	Diversified	Industrial	Office	Total Investments

Balance as of 12/31/09	$1,045,351	$7,657,127	$1,086,250	$9,788,728

Accrued discounts/premiums	—	—	—	—

Realized gain/loss	—	—	—	—

Change in unrealized appreciation/depreciation	(649,005)	(2,632,690)	(1,312,436)	(4,594,131)

Net purchases/sales	—	(25,630)	505,323	479,693

Net transfers in and/or out of Level 3	—	—	—	—

Balance as of 6/30/10	$396,346	$4,998,807	$279,137	$5,674,290

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/10	$(649,005)	$(2,632,690)	$(1,312,436)	$(4,594,131)

Portfolio Composition

By property type

Apartments	16.2%

Regional Malls	13.5

Healthcare	13.1

Industrial/Office: Office	12.7

Shopping Centers	8.2

Lodging/Resorts	7.2

Specialty Properties	7.2

Industrial/Office: Industrial	6.3

Diversified	5.4

Self Storage Facilities	4.4

Industrial/Office: Mixed	3.0

Money Market Funds Less Liabilities in Excess of Other Assets	2.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Real Estate Securities Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $271,167,483)	$323,618,811

Investments in affiliated money market funds, at value and cost	12,492,896

Foreign currency (Cost $58,895)	55,324

Receivables:
Fund shares sold	9,869,521

Investments sold	3,692,992

Dividends	983,882

Other	3,646

Total assets	350,717,072

Liabilities:
Payables:
Fund shares repurchased	11,153,445

Investments purchased	5,808,872

Distributor and affiliates	212,579

Custodian bank	81,738

Income distributions	56

Accrued expenses	358,470

Total liabilities	17,615,160

Net assets	$333,101,912

Net assets consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$389,163,634

Net unrealized appreciation	52,422,576

Accumulated undistributed net investment income	(672,833)

Accumulated net realized loss	(107,811,465)

Net assets	$333,101,912

Maximum offering price per share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $255,735,910 and 17,370,823 shares of beneficial interest issued and outstanding)	$14.72

Maximum sales charge (5.50% of offering price)	0.86

Maximum offering price to public	$15.58

Class B Shares:
Net asset value and offering price per share (Based on net assets of $29,818,781 and 2,028,437 shares of beneficial interest issued and outstanding)	$14.70

Class C Shares:
Net asset value and offering price per share (Based on net assets of $27,896,753 and 1,891,589 shares of beneficial interest issued and outstanding)	$14.75

Class Y Shares:
Net asset value and offering price per share (Based on net assets of $9,879,802 and 670,769 shares of beneficial interest issued and outstanding)	$14.73

Institutional Class Shares:
Net asset value and offering price per share (Based on net assets of $9,770,666 and 662,920 shares of beneficial interest issued and outstanding)	$14.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Real Estate Securities Fund

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $27,977)	$4,026,650

Interest	5,975

Total income	4,032,625

Expenses:
Investment advisory fee	1,386,123

Distribution (12b-1) and service fees
Class A	329,075

Class B	41,295

Class C	146,942

Transfer agent fees — A, B, C and Y	514,597

Reports to shareholders	62,112

Accounting and administrative expenses	44,400

Registration fees	32,153

Professional fees	21,228

Trustees’ fees and related expenses	15,250

Custody	12,269

Other	37,938

Total expenses	2,643,382

Net investment income	$1,389,243

Realized and unrealized gain/loss:
Realized gain/loss:
Investments	$38,225,962

Foreign currency transactions	32,593

Net realized gain	38,258,555

Unrealized appreciation/depreciation:
Beginning of the period	77,016,144

End of the period:
Investments	52,451,328

Foreign currency translation	(28,752)

52,422,576

Net unrealized depreciation during the period	(24,593,568)

Net realized and unrealized gain	$13,664,987

Net increase in net assets from operations	$15,054,230

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Real Estate Securities Fund

Statements of Changes in Net Assets

(Unaudited)

	For the six	For the
	months ended	year ended
	June 30,	December 31,
	2010	2009

From investment activities:
Operations:

Net investment income	$1,389,243	$5,307,655

Net realized gain/loss	38,258,555	(90,671,208)

Net unrealized appreciation/depreciation during the period	(24,593,568)	155,751,659

Change in net assets from operations	15,054,230	70,388,106

Distributions from net investment income:
Class A shares	(1,828,682)	(3,714,508)

Class B shares	(227,863)	(528,287)

Class C shares	(94,941)	(253,905)

Class Y shares	(164,131)	(356,039)

Institutional Class shares	(29)	-0-

Total distributions	(2,315,646)	(4,852,739)

Net change in net assets from investment activities	12,738,584	65,535,367

From capital transactions:
Proceeds from shares sold	51,832,533	67,563,127

Net asset value of shares issued through dividend reinvestment	2,122,406	4,257,257

Cost of shares repurchased	(69,402,662)	(115,177,109)

Net change in net assets from capital transactions	(15,447,723)	(43,356,725)

Total increase/decrease in net assets	(2,709,139)	22,178,642

Net assets:
Beginning of the period	335,811,051	313,632,409

End of the period (including accumulated undistributed net investment income of $(672,833) and $253,570, respectively)	$333,101,912	$335,811,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Real Estate Securities Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Class A Shares
Net asset value, beginning of the period	$14.17		$11.22	$18.95	$31.25	$24.71	$23.11

Net investment income(a)	0.06		0.21	0.23	0.27	0.27	0.34

Net realized and unrealized gain/loss	0.59		2.94	(7.32)	(5.26)	8.82	3.33

Total from investment operations	0.65		3.15	(7.09)	(4.99)	9.09	3.67

Less:
Distributions from net investment income	0.10		0.20	0.23	0.36	0.36	0.36

Distributions from net realized gain	-0-		-0-	0.39	6.95	2.19	1.71

Return of capital distributions	-0-		-0-	0.02	-0-	-0-	-0-

Total distributions	0.10		0.20	0.64	7.31	2.55	2.07

Net asset value, end of the period	$14.72		$14.17	$11.22	$18.95	$31.25	$24.71

Total return*(b)	4.61	%**	28.51%	(38.64)%	(17.34)%	37.44%	16.60%

Net assets at end of the period (in millions)	$255.7		$250.5	$230.0	$492.7	$872.0	$493.9

Ratio of expenses to average net assets*	1.48	%(c)	1.57%	1.45%	1.31%	1.29%	1.32%

Ratio of net investment income to average net assets*	0.85	%(c)	1.95%	1.36%	0.91%	0.94%	1.45%

Portfolio turnover	54	%**	25%	29%	32%	24%	25%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	N/A		1.61%	N/A	N/A	N/A	N/A

Ratio of net investment income to average net assets	N/A		1.91%	N/A	N/A	N/A	N/A

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or a contingent deferred sales charge (CDSC). For shares purchased prior to June 1, 2010, the maximum sales charge was 4.75%. On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average daily net assets (000’s omitted) of $265,442.
**	Non-Annualized
N/A=Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Real Estate Securities Fund

Financial Highlights—(continued)

(Unaudited)

	Six months ended
	June 30,		Year ended December 31,
	2010		2009		2008		2007		2006	2005

Class B Shares
Net asset value, beginning of the period	$14.15		$11.21		$18.93		$31.24		$24.73	$23.13

Net investment income(a)	0.01		0.21		0.22		0.12		0.04	0.15

Net realized and unrealized gain/loss	0.64		2.93		(7.30)		(5.24)		8.83	3.35

Total from investment operations	0.65		3.14		(7.08)		(5.12)		8.87	3.50

Less:
Distributions from net investment income	0.10		0.20		0.23		0.24		0.17	0.19

Distributions from net realized gain	-0-		-0-		0.39		6.95		2.19	1.71

Return of capital distributions	-0-		-0-		0.02		-0-		-0-	-0-

Total distributions	0.10		0.20		0.64		7.19		2.36	1.90

Net asset value, end of the period	$14.70		$14.15		$11.21		$18.93		$31.24	$24.73

Total return*(b)	4.61	%(c)**	28.46	%(c)	(38.62	)%(c)	(17.69	)%(c)	36.43%	15.72%

Net assets at end of the period (in millions)	$29.8		$33.6		$36.5		$87.6		$163.3	$126.0

Ratio of expenses to average net assets*	1.48	%(c)(d)	1.56	%(c)	1.48	%(c)	1.82	%(c)	2.04%	2.08%

Ratio of net investment income to average net assets*	0.83	%(c)(d)	1.98	%(c)	1.31	%(c)	0.38	%(c)	0.14%	0.63%

Portfolio turnover	54	%**	25%		29%		32%		24%	25%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	N/A		1.60	%(c)	N/A		N/A		N/A	N/A

Ratio of net investment income to average net assets	N/A		1.94	%(c)	N/A		N/A		N/A	N/A

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1%.
(d)	Ratios are based on average daily net assets (000’s omitted) of $33,310.
**	Non-Annualized
N/A=Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Real Estate Securities Fund

Financial Highlights—(continued)

(Unaudited)

	Six months ended
	June 30,		Year ended December 31,
	2010		2009		2008	2007		2006		2005

Class C Shares
Net asset value, beginning of the period	$14.20		$11.24		$18.99	$31.30		$24.77		$23.17

Net investment income(a)	0.01		0.13		0.10	0.10		0.05		0.16

Net realized and unrealized gain/loss	0.59		2.95		(7.34)	(5.26)		8.84		3.34

Total from investment operations	0.60		3.08		(7.24)	(5.16)		8.89		3.50

Less:
Distributions from net investment income	0.05		0.12		0.11	0.20		0.17		0.19

Distributions from net realized gain	-0-		-0-		0.39	6.95		2.19		1.71

Return of capital distributions	-0-		-0-		0.01	-0-		-0-		-0-

Total distributions	0.05		0.12		0.51	7.15		2.36		1.90

Net asset value, end of the period	$14.75		$14.20		$11.24	$18.99		$31.30		$24.77

Total return*(b)	4.21	%**	27.63	%(c)	(39.13)%	(17.77	)%(c)	36.39	%(c)	15.73	%(c)

Net assets at end of the period (in millions)	$27.9		$28.8		$28.2	$65.6		$122.3		$77.4

Ratio of expenses to average net assets*	2.23	%(d)	2.31	%(c)	2.24%	1.90	%(c)	2.04	%(c)	2.06	%(c)

Ratio of net investment income to average net assets*	0.09	%(d)	1.22	%(c)	0.56%	0.33	%(c)	0.18	%(c)	0.67	%(c)

Portfolio turnover	54	%**	25%		29%	32%		24%		25%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	N/A		2.35	%(c)	N/A	N/A		N/A		N/A

Ratio of net investment income to average net assets	N/A		1.18	%(c)	N/A	N/A		N/A		N/A

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1%.
(d)	Ratios are based on average daily net assets (000’s omitted) of $29,632.
**	Non-Annualized
N/A=Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Real Estate Securities Fund

Financial Highlights—(continued)

(Unaudited)

							July 21, 2005
							(Commencement of
	Six months ended						operations) to
	June 30,		Year ended December 31,				December 31,
	2010		2009	2008	2007	2006	2005

Class Y Shares
Net asset value, beginning of the period	$14.19		$11.24	$18.97	$31.27	$24.72	$24.93

Net investment income(a)	0.08		0.24	0.30	0.44	0.55	0.25

Net realized and unrealized gain/loss	0.58		2.94	(7.35)	(5.36)	8.61	0.82

Total from investment operations	0.66		3.18	(7.05)	(4.92)	9.16	1.07

Less:
Distributions from net investment income	0.12		0.23	0.27	0.43	0.42	0.20

Distributions from net realized gain	-0-		-0-	0.39	6.95	2.19	1.08

Return of capital distributions	-0-		-0-	0.02	-0-	-0-	-0-

Total distributions	0.12		0.23	0.68	7.38	2.61	1.28

Net asset value, end of the period	$14.73		$14.19	$11.24	$18.97	$31.27	$24.72

Total return*(b)	4.66	%**	28.78%	(38.45)%	(17.11)%	37.83%	4.26%**

Net assets at end of the period (in millions)	$9.9		$22.9	$19.0	$11.7	$1.6	$0.03

Ratio of expenses to average net assets*	1.23	%(c)	1.32%	1.23%	1.12%	1.04%	1.09%

Ratio of net investment income to average net assets*	1.10	%(c)	2.23%	1.84%	1.55%	1.85%	2.23%

Portfolio turnover	54	%**	25%	29%	32%	24%	25%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	N/A		1.36%	N/A	N/A	N/A	N/A

Ratio of net investment income to average net assets	N/A		2.19%	N/A	N/A	N/A	N/A

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average daily net assets (000’s omitted) of $21,228.
**	Non-Annualized
N/A=Not Applicable
On June 1, 2010, the Fund’s former Class I Shares were reorganized into Class Y Shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Real Estate Securities Fund

Financial Highlights—(continued)

(Unaudited)

	June 1, 2010
	(Commencement of
	operations) to
	June 30, 2010

Institutional Class Shares
Net asset value, beginning of the period	$15.40

Net investment income(a)	0.04

Net realized and unrealized loss	(0.65)

Total from investment operations	(0.61)

Less distributions from net investment income	(0.05)

Net asset value, end of the period	$14.74

Total return(b)	(4.00	)%**

Net assets at end of the period (in millions)	$9.8

Ratio of expenses to average net assets	0.99	%(d)

Ratio of net investment income to average net assets	3.23	%(d)

Portfolio turnover(c)	54%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods of lass than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $10.
**	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Real Estate Securities Fund

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Real Estate Securities Fund (the “Fund”), is organized as a series of AIM Growth Series (Invesco Growth Series), formerly AIM Growth Series, (the “Trust”), a Delaware statutory trust, and is registered as a non-diversified open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of twenty-five separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Real Estate Securities Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B and Class C Shares received the corresponding class of shares of the Fund and holders of the Acquired Fund’s Class I Shares received Class Y Shares of the Fund. Information for the Acquired Fund’s — Class I Shares prior to the Reorganization is included with Class Y Shares throughout this report.
  The Fund’s investment objective is to seek long-term growth of capital. Current income is the secondary investment objective. The Fund’s investment adviser seeks to achieve its objective by investing primarily in a portfolio of securities of companies operating in the real estate industry, including securities of real estate investment trusts (“REIT”).
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A Shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred ales charges (“CDSC”). Class B Shares and Class C Shares are sold with a CDSC. Class Y and Institutional Class Shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions, including estimates and assumptions regarding taxation, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

15        Invesco Van Kampen Real Estate Securities Fund

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Fair Value Measurements — GAAP defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — Prices are based on quoted prices in active markets for identical investments
Level 2 — Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3 — Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions — Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported on the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share on the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported on the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported on the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
D.	Income and Expenses — Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. REIT distributions received by the Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual characters of amounts received during the year are not known until after the fiscal year end. The Fund records the character of distributions received from the REITs during the year based on historical information available. The Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.
E.	Federal Income Taxes — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes presented in the financial statements. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2009, the Fund had an accumulated capital loss carryforward for tax purposes of $128,874,593, which will expire according to the following schedule.

Amount	Expiration

$22,521,834	December 31, 2016

106,352,759	December 31, 2017

16        Invesco Van Kampen Real Estate Securities Fund

Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$48,940,115

Aggregate unrealized (depreciation) of investment securities	(13,681,061)

Net unrealized appreciation of investment securities	$35,259,054

Cost of investments for tax purposes is $300,852,653.

F.	Distribution of Income and Gains — The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
The Fund may distribute any return of capital it receives from the REITs in which it invests. The REITs pay distributions based on cash flow, without regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be a return of capital.
The tax character of distributions paid during the year ended December 31, 2009 was as follows:

Distributions paid from:
Ordinary income	$4,852,739

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.
G.	Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. The unrealized gains and losses on translations of other assets or liabilities denominated in foreign currencies are included in foreign currency translation on the Statement of Operations. Realized gains and losses on foreign currency transactions on the Statement of Operations include the net realized amount from the sale of the foreign currency and the amount realized between trade date and settlement date on security transactions.

NOTE 2—Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.80%

Next $500 million	0.75%

Over $1 billion	0.70%

  Prior to the Reorganization, the Acquired Fund paid $1,153,076 in advisory fees to Van Kampen Asset Management based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization Date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the Fund’s expenses (excluding certain items discussed below) of Class A shares to 1.55%, Class B shares to 2.30%, Class C shares to 2.30%, Class Y shares to 1.30% and Institutional Class shares to 1.30% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s expenses to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and reimburse expenses during the period under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. For the period ended June 30, 2010, the Adviser did not waive any advisory fees under this agreement.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. provided accounting services and the CCO provided compliance services to the Acquired

17        Invesco Van Kampen Real Estate Securities Fund

Fund. Pursuant to such agreements, the Acquired Fund paid $15,730 to Van Kampen Investments Inc. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “Accounting and administrative expenses”. Additionally, Invesco has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Pursuant to such agreement, for the period ended June 30, 2010, IIS was paid $80,366 for providing such services. Prior to the Reorganization, the Acquired Fund paid $195,689 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “Transfer agent fees”.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or Invesco Distributors, Inc. (“IDI”).
  “Trustees’ fees and related expenses” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ fees and related expenses” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ fees and related expenses” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  For the period ended June 30, 2010, the Fund paid legal fees of $0 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust. Prior to the Reorganization, the Acquired Fund recognized expenses of $3,762 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Acquired Fund was a partner of such firm and he and his law firm provided legal services as legal counsel to the Acquired Fund.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse the Distributor for any such expenses.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Van Kampen Funds Inc. to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $430,222 to Van Kampen Funds Inc.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to June 30, 2010, IDI advised the Fund that IDI retained $2,006 in front-end sales commissions from the sale of Class A shares and $0, $3,717 and $62 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. Prior to the Reorganization, Van Kampen Funds Inc., as distributor for the Acquired Fund, advised the Fund that it received commissions on sales of the Acquired Fund’s Class A shares of $10,979 and CDSC on redeemed shares of $18,041.
  Prior to the Reorganization, the Acquired Fund paid brokerage commissions to Morgan Stanley & Co., Inc., an affiliate of the Acquired Fund, totaling $360.

18        Invesco Van Kampen Real Estate Securities Fund

NOTE 3—Share Information

For the six months ended June 30, 2010 and the year ended December 31, 2009, transactions were as follows:

	For the		For the
	six months ended		year ended
	June 30, 2010 (a)		December 31, 2009
	Shares	Value	Shares	Value

Sales:
Class A	2,216,489	$33,982,988	3,812,933	$40,807,430

Class B	101,043	1,554,797	184,880	1,958,756

Class C	121,998	1,867,685	185,508	2,089,013

Class Y	312,154	4,655,225	2,106,234	22,707,928

Institutional Class	662,918	9,771,838	-0-	-0-

Total Sales	3,414,602	$51,832,533	6,289,555	$67,563,127

Dividend Reinvestment:
Class A	115,987	$1,733,956	307,486	$3,502,610

Class B	14,644	218,606	45,068	506,977

Class C	5,515	82,507	18,673	215,728

Class Y	5,826	87,308	2,680	31,942

Institutional Class	2	29	-0-	-0-

Total Dividend Reinvestment	141,974	$2,122,406	373,907	$4,257,257

Repurchases:
Class A	(2,640,925)	$(39,978,465)	(6,930,597)	$(73,912,553)

Class B	(465,340)	(7,028,375)	(1,110,180)	(11,850,853)

Class C	(261,296)	(3,925,266)	(684,398)	(7,184,277)

Class Y	(1,260,156)	(18,470,556)	(2,185,798)	(22,229,426)

Institutional Class	-0-	-0-	-0-	-0-

Total Repurchases	(4,627,717)	$(69,402,662)	(10,910,973)	$(115,177,109)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 3% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

NOTE 4—Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and money market funds, were $180,320,502 and $199,756,203, respectively.

NOTE 5—Unfunded Commitments

As of June 30, 2010, the Fund has entered into the following subscription agreements:

	Subscription	Amount Drawn	Percentage of
Counterparty	Commitment	on Commitment	Commitment

Cabot Industrial Value Fund II, L.P.	$3,500,000	$3,266,500	93.33%

Broadreach Capital Partners Realty L.P. I	3,200,000	2,789,210	87.16%

Broadreach Capital Partners Realty II, L.P.	5,000,000	3,608,895	72.18%

Keystone Industrial Fund, L.P.	3,500,000	3,500,000	100.00%

Exeter Industrial Value Fund, L.P.	4,500,000	2,925,000	65.00%

KTR Industrial Fund II, L.P.	5,000,000	18,750	0.38%

NOTE 6—Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve

19        Invesco Van Kampen Real Estate Securities Fund

future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

20        Invesco Van Kampen Real Estate Securities Fund

Calculating your ongoing Fund expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/10- 6/30/10.

Actual expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses
	Account Value	Account Value	Paid During	Account Value	Paid During
	(01/01/10)	(06/30/10)	Period*	(06/30/10)	Period*
Class A	$1,000	$1,046.09	$7.51	$1,017.46	$7.40

Class B	1,000	1,046.15	7.51	1,017.46	7.40

Class C	1,000	1,042.09	11.29	1,013.74	11.13

Class Y	1,000	1,046.61	6.24	1,018.70	6.16

Institutional Class	1,000	960.01	0.77	1,019.89	4.96

*	Expenses are equal to the Fund’s annualized expense ratio of 1.48%, 1.48%, 2.23%, 1.23% and 0.99% for Class A, B, C, Y and Institutional Class Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) except for Institutional Class Shares “Actual” information which reflects the period from Commencement of Operations through June 30, 2010. The expense ratio for Class B Shares reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

21        Invesco Van Kampen Real Estate Securities Fund

Approval of Investment Advisory and Sub-Advisory Agreements With Invesco Advisers, Inc. and Its Affiliates

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen Real Estate Securities Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.

22        Invesco Van Kampen Real Estate Securities Fund

  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

23        Invesco Van Kampen Real Estate Securities Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Real Estate Securities Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	12,772,336	488,531	785,360	0

24        Invesco Van Kampen Real Estate Securities Fund

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You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
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Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
VK-RES-SAR-1      Invesco Distributors, Inc.

Invesco Van Kampen U.S. Mortgage Fund
Semiannual Report to Shareholders ■ June 30, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
11	Financial Highlights
14	Notes to Financial Statements
21	Fund Expenses
22	Approval of Investment Advisory and Sub-Advisory Agreements
24	Results of Proxy
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.50%
Class B Shares	4.14
Class C Shares	4.14
Class Y Shares	4.69
Institutional Class Shares	4.52
BofA ML 1-10 Year Treasury Index▼ (Broad Market Index)	4.70
Barclays Capital U.S. Mortgage Securities Index▼ (Style-Specifi c Index)	4.46

▼	Lipper Inc.
The BofA ML 1-10 Year Treasury Index is an unmanaged index tracking U.S. Treasury securities with maturities between 1 and 9.99 years.
     The Barclays Capital U.S. Mortgage Securities Index represents mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).
     The Fund is not managed to track the performance of any particular index, including the indexes defi ned here, and consequently, the performance of the Fund may deviate signifi cantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not refl ect sales charges. Performance of the peer group, if applicable, refl ects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (5/31/84)	7.16%
10 Years	4.51
5 Years	2.97
1 Year	3.26

Class B Shares
Inception (8/24/92)	4.80%
10 Years	4.37
5 Years	2.85
1 Year	2.55

Class C Shares
Inception (8/13/93)	4.12%
10 Years	4.21
5 Years	3.17
1 Year	6.56

Class Y Shares
Inception (9/25/06)	4.77%
1 Year	8.62

Institutional Class Shares
10 Years	5.02%
5 Years	3.97
1 Year	8.41
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen U.S. Mortgage Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen U.S. Mortgage Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Institutional Class shares performance shown prior to the inception date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 0.96%, 1.71%, 1.71%, 0.71% and 0.69%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
2          Invesco Van Kampen U.S. Mortgage Fund

Letters to Shareholders
 Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests fi rst. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversifi ed mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced effi ciency, which will benefi t our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees
  Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
      First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fi xed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
3          Invesco Van Kampen U.S. Mortgage Fund

Schedule of Investments

June 30, 2010
(Unaudited)

			Par
			Amount
	Coupon	Maturity	(000)	Value

Mortgage Backed Securities–84.6%
Federal Home Loan Mortgage Corp.	4.500%	05/01/38	$13,349	$13,969,027

Federal Home Loan Mortgage Corp.	5.000%	10/01/18 to 07/01/38	63,778	67,612,949

Federal Home Loan Mortgage Corp.	5.500%	01/01/36 to 05/01/38	38,592	41,499,678

Federal Home Loan Mortgage Corp.	6.000%	03/01/29 to 09/01/38	28,450	30,932,890

Federal Home Loan Mortgage Corp.	6.500%	07/01/14 to 08/01/33	2,283	2,527,229

Federal Home Loan Mortgage Corp.	7.500%	01/01/20 to 05/01/35	1,436	1,643,969

Federal Home Loan Mortgage Corp.	8.000%	08/01/32	749	866,089

Federal Home Loan Mortgage Corp.	8.500%	01/01/17 to 08/01/31	1,417	1,631,976

Federal Home Loan Mortgage Corp., July(a)	4.500%	TBA	14,225	14,736,218

Federal Home Loan Mortgage Corp., July(a)	5.000%	TBA	11,500	12,164,850

Federal Home Loan Mortgage Corp., July(a)	6.000%	TBA	18,625	20,216,860

Federal Home Loan Mortgage Corp., July(a)	6.500%	TBA	16,400	17,978,500

Federal National Mortgage Association	4.500%	05/01/19 to 10/01/19	22,600	24,122,472

Federal National Mortgage Association	5.000%	03/01/22 to 03/01/39	26,955	28,609,028

Federal National Mortgage Association	5.500%	12/01/32 to 11/01/38	114,339	123,038,474

Federal National Mortgage Association	6.000%	07/01/12 to 10/01/38	18,762	20,417,516

Federal National Mortgage Association	6.500%	11/01/13 to 12/01/33	13,539	15,082,581

Federal National Mortgage Association	7.000%	05/01/13 to 07/01/34	1,296	1,456,813

Federal National Mortgage Association	7.500%	04/01/15 to 08/01/37	2,373	2,698,497

Federal National Mortgage Association	8.000%	07/01/20 to 04/01/33	1,954	2,265,676

Federal National Mortgage Association	8.500%	08/01/14 to 10/01/32	2,242	2,574,372

Federal National Mortgage Association	9.500%	04/01/30	373	438,410

Federal National Mortgage Association	13.000%	06/01/15	92	108,658

Federal National Mortgage Association, July(a)	4.500%	TBA	50,775	52,639,407

Federal National Mortgage Association, July(a)	5.000%	TBA	45,800	48,462,125

Federal National Mortgage Association, July(a)	6.000%	TBA	22,740	24,665,805

Government National Mortgage Association	5.500%	05/15/33 to 10/15/34	4,272	4,648,557

Government National Mortgage Association	6.000%	01/15/28 to 04/15/29	1,660	1,836,854

Government National Mortgage Association	6.500%	04/15/26 to 12/15/28	463	520,781

Government National Mortgage Association	7.000%	08/15/22 to 01/15/29	953	1,080,749

Government National Mortgage Association	8.000%	05/15/16 to 12/15/21	1,085	1,228,035

Government National Mortgage Association	9.000%	09/15/15 to 08/15/24	1,830	2,090,512

Government National Mortgage Association	9.500%	02/15/16 to 09/15/22	1,084	1,245,248

Government National Mortgage Association	12.250%	02/15/15 to 06/15/15	20	22,638

Government National Mortgage Association	13.000%	02/15/11 to 05/15/15	15	17,533

Government National Mortgage Association, July(a)	4.500%	TBA	14,300	14,898,813

Government National Mortgage Association II	6.000%	04/20/29	668	740,094

Government National Mortgage Association II	8.500%	02/20/17	5	5,258

Total Mortgage Backed Securities–84.6%				600,695,141

Collateralized Mortgage Obligations–26.9%
American Home Mortgage Investment Trust(b)	2.696%	06/25/45	3,808	3,460,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen U.S. Mortgage Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Bear Stearns Mortgage Funding Trust(b)	0.547%	09/25/46	$189	$98,330

Countrywide Home Loan Mortgage Pass Through Trust(b)	0.887%	02/25/35	1,132	933,995

Federal Home Loan Mortgage Corp. (REMIC)(b)	0.650%	03/15/36	13,935	13,941,268

Federal Home Loan Mortgage Corp. (REMIC)(b)	0.750%	10/15/35	6,542	6,541,451

Federal Home Loan Mortgage Corp. (REMIC)(b)	0.950%	08/15/35	10,085	10,135,088

Federal Home Loan Mortgage Corp. (REMIC)(b)	1.210%	11/15/39	4,966	5,027,238

Federal Home Loan Mortgage Corp. (REMIC)	3.770%	09/15/17	13,917	14,380,795

Federal Home Loan Mortgage Corp. (REMIC)	3.835%	09/15/17	13,354	13,808,892

Federal Home Loan Mortgage Corp. (REMIC)	4.160%	07/15/17	16,554	17,130,421

Federal Home Loan Mortgage Corp. (REMIC)	4.380%	05/15/17	14,535	15,069,756

Federal Home Loan Mortgage Corp. (STRIPS)(c)	8.000%	06/01/31	4,257	1,204,397

Federal National Mortgage Association (REMIC)(b)	0.647%	04/25/35 to 04/25/36	26,909	26,799,211

Federal National Mortgage Association (REMIC)(b)	0.947%	07/25/37	21,154	21,188,232

Federal National Mortgage Association (REMIC)	4.500%	07/25/19	5,201	5,492,669

Federal National Mortgage Association (REMIC)	5.500%	07/25/34	18,426	19,307,287

Federal National Mortgage Association (REMIC)(c)	6.000%	08/25/32 to 05/25/33	1,426	90,433

Federal National Mortgage Association (STRIPS)(c)	6.500%	10/01/24	1,115	214,431

Federal National Mortgage Association (REMIC)	7.000%	09/25/32	1,222	1,369,650

Federal National Mortgage Association (REMIC)(c)	7.000%	05/25/33	3,463	614,654

Federal National Mortgage Association (STRIPS)(c)	7.500%	01/01/32	959	231,239

Federal National Mortgage Association	7.500%	01/19/39	922	1,045,683

Federal National Mortgage Association (REMIC)(c)	8.000%	08/18/27 to 09/18/27	3,294	795,149

Federal National Mortgage Association (STRIPS)(c)	8.000%	05/01/30	2,840	805,369

Government National Mortgage Association(b)	0.848%	08/20/38	4,460	4,467,096

Greenpoint Mortgage Funding Trust(b)	0.527%	01/25/37	148	79,972

Luminent Mortgage Trust(b)	0.587%	04/25/36	151	79,959

MLCC Mortgage Investors, Inc.(b)	0.684%	04/25/29	483	434,908

Residential Accredit Loans, Inc.(b)	0.617%	02/25/46	108	42,379

Sequoia Mortgage Trust(b)	3.750%	02/25/40	0	3

Structured Adjustable Rate Mortgage Loan Trust(b)	0.647%	09/25/34	1,140	852,252

Structured Adjustable Rate Mortgage Loan Trust(d)	2.678%	06/25/34	2,328	2,116,845

Structured Asset Mortgage Investments, Inc.(b)	0.577%	05/25/45	3,107	1,772,555

Washington Mutual Mortgage Pass-Through Certificates(b)	0.697%	12/25/45	2,188	1,313,311

Total Collateralized Mortgage Obligations–26.9%				190,844,922

Commercial Mortgage Backed Securities–8.8%
Banc of America Large Loan Inc(b)(e)	0.560%	10/15/19	9,084	7,776,243

Bear Stearns Commercial Mortgage Securities(d)	4.240%	08/13/39	6,792	6,981,395

Commercial Mortgage Pass-Through Certificates(d)	6.010%	12/10/49	2,875	2,977,364

GE Capital Commercial Mortgage Corp.	4.893%	03/10/40	800	839,239

GS Mortgage Securities Corp. II(d)	5.553%	04/10/38	1,830	1,886,059

JP Morgan Chase Commercial Mortgage Securities Corp.(e)	3.853%	06/15/43	10,000	10,258,055

JP Morgan Chase Commercial Mortgage Securities Corp.	5.336%	05/15/47	2,200	2,178,775

Morgan Stanley Dean Witter	4.920%	03/12/35	17,000	17,996,193

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen U.S. Mortgage Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Nomura Asset Securities Corp	6.690%	03/15/30	$5,991	$6,511,673

Wachovia Bank Commercial Mortgage Trust	4.790%	04/15/42	5,000	5,124,898

Total Commercial Mortgage Backed Securities–8.8%				62,529,894

Adjustable Rate Mortgage Backed Securities–4.0%
Federal Home Loan Mortgage Corp.(b)	5.504%	05/01/37	3,268	3,477,449

Federal Home Loan Mortgage Corp.(b)	5.529%	01/01/38	1,920	2,045,938

Federal Home Loan Mortgage Corp.(b)	5.728%	03/01/37	2,370	2,522,569

Federal Home Loan Mortgage Corp.(b)	6.041%	02/01/37	1,914	2,040,252

Federal National Mortgage Association(b)	3.401%	03/01/36	16,603	17,454,443

Federal National Mortgage Association(b)	5.708%	03/01/38	1,168	1,243,988

Total Adjustable Rate Mortgage Backed Securities–4.0%				28,784,639

United States Treasury Obligations–2.3%
United States Treasury Notes(f)	3.250%	12/31/16	9,400	9,908,188

United States Treasury Notes	0.625%	06/30/12	6,500	6,501,040

Total United States Treasury Obligations–2.3%				16,409,228

Asset Backed Securities–1.0%
Bank of America Auto Trust	1.310%	07/15/14	2,000	2,006,901

GE Capital Credit Card Master Note Trust	2.210%	06/15/16	5,000	5,015,200

Total Asset Backed Securities–1.0%				7,022,101

Total Long-Term Investments–127.6% (Cost $881,095,323)				906,285,925

United States Government Agency Obligations–0.0%
United States Treasury Bill ($5,000 par, yielding 0.203%,10/28/10 maturity) (Cost $4,998)				4,998

Money Market Funds–0.9%
Government & Agency Portfolio–Institutional Class (6,131,068 Common Shares) (Cost $6,131,068)(g)				6,131,068

TOTAL INVESTMENTS–128.5% (Cost $887,231,389)				912,421,991

LIABILITIES IN EXCESS OF OTHER ASSETS–(28.5%)				(202,234,540)

NET ASSETS–100.0%				$710,187,451

Percentages are calculated as a percentage of net assets.
The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

Investment Abbreviations:

REMIC	– Real Estate Mortgage Investment Conduits
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

Notes to Schedule of Investments:

(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.
(b)	Floating Rate Coupon
(c)	IO – Interest Only
(d)	Variable Rate Coupon
(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(f)	All or a portion of this security has been physically segregated in connection with open futures contracts.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen U.S. Mortgage Fund

Futures contracts outstanding as of June 30, 2010:
		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation

Long Contracts:
U.S. Treasury Bond 30-Year Futures, September 2010 (Current Notional Value of $127,500 per contract)	109	$408,068

U.S Treasury Notes 5-Year Futures, September 2010 (Current Notional Value of $118,352 per contract)	134	252,995

Total Long Contracts	243	661,063

Short Contracts:
U.S. Treasury Notes 10-Year Futures, September 2010 (Current Notional Value of $122,547 per contract)	119	(247,181)

U.S Treasury Notes 2-Year Futures, September 2010 (Current Notional Value of $218,828 per contract)	355	(208,483)

Total Short Contracts	474	(455,664)

Total Futures Contracts	717	$205,399

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)
  The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position:
Mortgage Backed Securities	$—	$600,695,141	$—	$600,695,141

Collateralized Mortgage Obligations	—	190,844,922	—	190,844,922

Commercial Mortgage Backed Securities	—	62,529,894	—	62,529,894

Adjustable Rate Mortgage Backed Securities	—	28,784,639	—	28,784,639

United States Treasury Obligations	—	16,409,228	—	16,409,228

Asset Backed Securities	—	7,022,101	—	7,022,101

Short-Term Investments	6,131,068	4,998	—	6,136,066

Futures	661,063	—	—	661,063

Total Investments in an Asset Position	$6,792,131	$906,290,923	$—	$913,083,054

Investments in a Liability Position:
Futures	(455,664)	—	—	(455,664)

Total Investments in a Liability Position	$(455,664)	$—	$—	$(455,664)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen U.S. Mortgage Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments (cost $881,100,321)	$906,290,923

Investments in affiliated money market funds, at value and cost	6,131,068

Receivables:
Investments sold	38,551,370

Fund shares sold	30,747,764

Interest	2,582,454

Variation margin on futures	45,187

Other	409,263

Total assets	984,758,029

Liabilities:
Payables:
Investments purchased	241,084,777

Fund shares repurchased	31,756,205

Custodian bank	611,228

Income distributions	512,233

Distributor and affiliates	278,415

Accrued expenses	327,720

Total liabilities	274,570,578

Net assets	$710,187,451

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$812,936,832

Net unrealized appreciation	25,396,001

Accumulated net investment income (Loss)	(1,640,309)

Accumulated net realized loss	(126,505,073)

Net assets	$710,187,451

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (based on net assets of $658,402,169 and 50,227,953 shares of beneficial interest issued and outstanding)	$13.11

Maximum sales charge (4.75% of offering price)	0.65

Maximum offering price to public	$13.76

Class B Shares:
Net asset value and offering price per share (based on net assets of $18,315,172 and 1,406,030 shares of beneficial interest issued and outstanding)	$13.03

Class C Shares:
Net asset value and offering price per share (based on net assets of $11,012,767 and 845,958 shares of beneficial interest issued and outstanding)	$13.02

Class Y Shares:
Net asset value and offering price per share (based on net assets of $1,292,737 and 98,597 shares of beneficial interest issued and outstanding)	$13.11

Institutional Class Shares:
Net asset value and offering price per share (based on net assets of $21,164,606 and 1,608,253 shares of beneficial interest issued and outstanding)	$13.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen U.S. Mortgage Fund

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Interest	$12,432,700

Expenses:
Investment advisory fee	1,700,269

Distribution (12b-1) and service fees
Class A	805,689

Class B	102,387

Class C	57,706

Transfer agent fees – A, B, C and Y	407,560

Accounting and administrative expenses	91,635

Reports to shareholders	69,674

Professional fees	63,812

Custody	45,759

Registration fees	43,803

Trustees’ fees and related expenses	23,805

Other	28,033

Net expenses	3,440,132

Net investment income	$8,992,568

Realized and Unrealized Gain/Loss: :
Realized Gain/Loss:
Investments	$8,742,059

Futures	4,637,048

Swap contracts	(4,863,018)

Net realized gain	8,516,089

Unrealized Appreciation/Depreciation:
Beginning of the period	10,814,085

End of the period:
Investments	25,190,602

Futures	205,399

25,396,001

Net unrealized appreciation during the period	14,581,916

Net realized and unrealized gain	$23,098,005

Net increase in net assets from operations	$32,090,573

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen U.S. Mortgage Fund

Statements of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

From investment activities:
Operations:
Net investment income	$8,992,568	$23,246,526

Net realized gain	8,516,089	41,871,025

Net unrealized appreciation/depreciation during the period	14,581,916	(11,484,460)

Change in net assets from operations	32,090,573	53,633,091

Distributions from net investment income:
Class A shares	(10,958,133)	(19,408,015)

Class B shares	(259,498)	(542,444)

Class C shares	(146,551)	(261,833)

Class Y shares	(416,399)	(529,226)

Institutional class shares	(28)	-0-

Total distributions	(11,780,609)	(20,741,518)

Net change in net assets from investment activities	20,309,964	32,891,573

From capital transactions:
Proceeds from shares sold	34,410,880	52,014,318

Net asset value of shares issued through dividend reinvestment	8,929,532	15,726,004

Cost of shares repurchased	(99,679,671)	(146,029,464)

Net change in net assets from capital transactions	(56,339,259)	(78,289,142)

Total decrease in net assets	(36,029,295)	(45,397,569)

Net assets:
Beginning of the period	746,216,746	791,614,315

End of the period (including accumulated undistributed net investment income (loss) of $(1,640,309) and $1,147,732, respectively)	$710,187,451	$746,216,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen U.S. Mortgage Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the period indicated.

	Class A Shares
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Net asset value, beginning of the period	$12.75		$12.22	$13.26	$13.34	$13.63	$13.94

Net investment income(a)	0.16		0.38	0.67	0.72	0.71	0.54

Net realized and unrealized gain/loss	0.41		0.49	(0.93)	0.07	(0.21)	(0.21)

Total from investment operations	0.57		0.87	(0.26)	0.79	0.50	0.33

Less:
Distributions from net investment income	0.21		0.34	0.75	0.87	0.79	0.64

Return of capital distributions	-0-		-0-	0.03	-0-	-0-	-0-

Total distributions	0.21		0.34	0.78	0.87	0.79	0.64

Net asset value, end of the period	$13.11		$12.75	$12.22	$13.26	$13.34	$13.63

Total return(b)	4.50	%*	7.19%	(1.94)%	6.11%	3.79%	2.40%

Net assets at end of the period (in millions)	$658.4		$687.4	$733.7	$860.8	$942.0	$1,082.1

Ratio of expenses to average net assets	0.93	%(c)	0.96%	0.94%	0.94%	0.93%	0.90%

Ratio of net investment income to average net assets	2.51	%(c)	3.03%	5.29%	5.44%	5.29%	3.93%

Portfolio turnover	191	%*	589%	821%	438%	503%	430%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average daily net assets (000’s omitted) of $673,513.
*	Non-Annualized

	Class B Shares
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Net asset value, beginning of the period	$12.67		$12.15	$13.19	$13.28	$13.58	$13.89

Net investment income(a)	0.12		0.28	0.58	0.62	0.60	0.43

Net realized and unrealized gain/loss	0.40		0.49	(0.94)	0.06	(0.21)	(0.21)

Total from investment operations	0.52		0.77	(0.36)	0.68	0.39	0.22

Less:
Distributions from net investment income	0.16		0.25	0.66	0.77	0.69	0.53

Return of capital distributions	-0-		-0-	0.02	-0-	-0-	-0-

Total distributions	0.16		0.25	0.68	0.77	0.69	0.53

Net asset value, end of the period	$13.03		$12.67	$12.15	$13.19	$13.28	$13.58

Total return(b)	4.14	%*	6.35%	(2.70)%	5.33%	2.94%	1.61%

Net assets at end of the period (in millions)	$18.3		$22.8	$30.5	$44.0	$59.9	$83.7

Ratio of expenses to average net assets	1.68	%(c)	1.71%	1.71%	1.71%	1.70%	1.68%

Ratio of net investment income to average net assets	1.82	%(c)	2.24%	4.62%	4.68%	4.50%	3.15%

Portfolio turnover	191	%*	589%	821%	438%	503%	430%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% a the beginning of the sixth year. For share purchases on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning ot the seventh year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average daily net assets (000’s omitted) of $20,647.
*	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen U.S. Mortgage Fund

Financial Highlights—(continued)

Unaudited

	Class C Shares
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Net asset value, beginning of the period	$12.66		$12.14	$13.18	$13.26	$13.56	$13.87

Net investment income(a)	0.11		0.28	0.55	0.62	0.60	0.43

Net realized and unrealized gain/loss	0.41		0.49	(0.91)	0.07	(0.21)	(0.21)

Total from investment operations	0.52		0.77	(0.36)	0.69	0.39	0.22

Less:
Distributions from net investment income	0.16		0.25	0.66	0.77	0.69	0.53

Return of capital distributions	-0-		-0-	0.02	-0-	-0-	-0-

Total distributions	0.16		0.25	0.68	0.77	0.69	0.53

Net asset value, end of the period	$13.02		$12.66	$12.14	$13.18	$13.26	$13.56

Total return(b)	4.14	%*	6.36%	(2.70)%	5.34%	2.94%	1.61%

Net assets at end of the period (in millions)	$11.0		$12.2	$12.7	$12.2	$13.1	$16.4

Ratio of expenses to average net assets	1.68	%(c)	1.71%	1.71%	1.71%	1.70%	1.68%

Ratio of net investment income to average net assets	1.77	%(c)	2.26%	4.44%	4.68%	4.51%	3.15%

Portfolio turnover	191	%*	589%	821%	438%	503%	430%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average daily net assets (000’s omitted) of $11,637.
*	Non-Annualized

	Class Y Sharesˆ
						September 25, 2006
						(Commencement
	Six months ended					of Operations) to
	June 30,		Year ended December 31,			December 31,
	2010		2009	2008	2007	2006

Net asset value, beginning of the period	$12.79		$12.26	$13.26	$13.34	$13.48

Net investment income(a)	0.18		0.42	0.74	0.75	0.17

Net realized and unrealized gain/loss	0.37		0.48	(0.93)	0.07	(0.03)

Total from investment operations	0.55		0.90	(0.19)	0.82	0.14

Less:
Distributions from net investment income	0.23		0.37	0.78	0.90	0.28

Return of capital distributions	-0-		-0-	0.03	-0-	-0-

Total distributions	0.23		0.37	0.81	0.90	0.28

Net asset value, end of the period	$13.11		$12.79	$12.26	$13.26	$13.34

Total return(b)	4.69	%*	7.42%	(1.38)%	6.37%	1.01	%*

Net assets at end of the period (in millions)	$1.3		$23.9	$14.7	$15.3	$1.8

Ratio of expenses to average net assets	0.68	%(c)	0.71%	0.71%	0.70%	0.65%

Ratio of net investment income to average net assets	2.77	%(c)	3.35%	5.93%	5.68%	4.73%

Portfolio turnover	191	%*	589%	821%	438%	503	%(d)

(a)	Based on average shares outstanding.
(b)	Assumes reinvestments of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average daily net assets (000’s omitted) of $23,940.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
*	Non-Annualized
ˆ	On June 1, 2010, the Fund’s former Class I Shares were reorganized into Class Y Shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen U.S. Mortgage Fund

Financial Highlights—(continued)

Unaudited

Institutional Class Shares
June 1, 2010
(Commencement of
operations) to
June 30,
2010

Net asset value, beginning of the period	$13.06

Net investment income(a)	0.00

Net realized and unrealized gain	0.14

Total from investment operations	0.14

Less:
Distributions from net investment income	0.04

Net asset value, end of the period	$13.16

Total return(b)	1.06%*

Net assets at end of the period (in millions)	$21.2

Ratio of expenses to average net assets(c)	0.50%

Ratio of net investment income to average net assets(c)	0.00%

Portfolio turnover(d)	191%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average daily net assets (000’s omitted) of $10.
(d)	Portfolio Turnover is calculated at the fund level and is not annualized for periods less than one year.
*	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen U.S. Mortgage Fund

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen U.S. Mortgage Fund (the “Fund”) is organized as a series of the AIM Growth Series (Invesco Growth Series), formerly AIM Growth Series (the “Trust”), as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of twenty-five separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen U.S. Mortgage Fund (the “Acquired Fund”), an investment portfolio of Van Kampen U.S. Government Trust. The Acquired Fund was reorganized June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, and Class C Shares received the corresponding class of shares of the Fund and holders of the Acquired Fund’s Class I Shares received Class Y Shares of the Fund. Information for the Acquired Fund’s — Class I Shares prior to the Reorganization is included with Class Y Shares throughout this report. Institutional Class Shares commenced operations on the Reorganization Date.
  The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A Shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B Shares and Class C Shares are sold with a CDSC. Class Y and Institutional Class Shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A Shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions, including estimates and assumptions regarding taxation, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

14        Invesco Van Kampen U.S. Mortgage Fund

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Fair Value Measurements — GAAP defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1— Prices are based on quoted prices in active markets for identical investments.
Level 2— Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

    Level 3— Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions — Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may purchase and sell securities on a “when-issued”, “delayed delivery” or “forward commitment” basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period.
Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At June 30, 2010, the Fund had $241,084,777 of when-issued, delayed delivery or forward purchase commitments.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included on the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain/loss from investment securities reported on the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains/loss on securities per share on the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported on the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported on the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
D.	Income and Expenses — Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.
E.	Federal Income Taxes — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is presented in the financial statements. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward

15        Invesco Van Kampen U.S. Mortgage Fund

of $45,610,392. At December 31, 2009, the Fund had an accumulated capital loss carryforward for tax purposes of $136,653,456 which will expire according to the following schedule:

Amount	Expiration

$5,026,151	December 31, 2013

22,075,074	December 31, 2014

18,400,921	December 31, 2015

91,151,310	December 31, 2016

Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$26,299,410

Aggregate unrealized (depreciation) of investment securities	(1,130,908)

Net unrealized (depreciation) of investment securities	$25,168,502

Cost of investments for tax purposes is $887,253,489

F.	Distribution of Income and Gains — The Fund declares and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, including a portion of premiums received from written options, and a portion of futures gains, which are included as ordinary income for tax purposes.
The tax character of distributions paid during the year ended December 31, 2009 was as follows:

Distributions paid from:
Ordinary income	$20,907,851

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,931,613

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of deferral of losses relating to wash sale transactions.

NOTE 2—Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	% Per Annum

First $1 billion	0.470%

Next $500 million	0.445%

Next $500 million	0.420%

Next $500 million	0.395%

Next $2.5 billion	0.370%

Next $2.5 billion	0.345%

Next $2.5 billion	0.320%

Next $2.5 billion	0.295%

Over $12.5 billion	0.270%

  Prior to the Reorganization, the Acquired Fund paid $1,425,736 in advisory fees to Van Kampen Asset Management based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization Date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the Fund’s expenses (excluding certain items discussed below) of Class A Shares to 0.96%, Class B Shares to 1.71%, Class C Shares to 1.71%, Class Y Shares to 0.71% and Institutional Class Shares to 0.69% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s expenses to exceed

16        Invesco Van Kampen U.S. Mortgage Fund

the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive advisory fees and/or reimburse expenses during the period under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. For the period ended June 30, 2010, the Adviser did not waive any advisory fees under this agreement.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $26,048 to Van Kampen Investments Inc. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “Accounting and administrative expenses”. Additionally, Invesco has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
  Prior to the Reorganization, under a legal services agreement, Van Kampen Investments Inc. provided legal services to the Acquired Fund. Pursuant to such agreement, the Acquired Fund paid $15,270 to Van Kampen Investments Inc.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Pursuant to such agreement, for the period ended June 30, 2010, IIS was paid $64,783 for providing such services. Prior to the Reorganization, the Acquired Fund paid $231,686 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “Transfer agent fees”.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or Invesco Distributors, Inc. (“IDI”).
  “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ Fees and Related Expenses” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  For the period ended June 30, 2010, the Fund paid legal fees of $0 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust. Prior to the Reorganization, the Acquired Fund recognized expenses of $8,646 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Acquired Fund was a partner of such firm and he and his law firm provided legal services as legal counsel to the Acquired Fund.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C Shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A Shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse the Distributor for any such expenses.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Van Kampen Funds Inc. to serve as the distributor for the Class A, Class B, and Class C Shares. Pursuant to such agreements, the Acquired Fund paid $810,248 to Van Kampen Funds Inc.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A Shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to June 30, 2010, IDI advised the Fund that IDI retained $453 in front-end sales commissions from the sale of Class A Shares and $0, $2,258 and $0 from Class A, Class B and Class C Shares, respectively, for CDSC imposed on redemptions by shareholders. Prior to the Reorganization, Van Kampen Funds Inc., as distributor for the Acquired Fund, advised the Fund that it received commissions on sales of the Acquired Fund’s Class A Shares of $7,978 and CDSC on redeemed shares of $17,308.

17        Invesco Van Kampen U.S. Mortgage Fund

NOTE 3—Capital Transactions

For the six months ended June 30, 2010 and the year ended December 31, 2009, transactions were as follows:

	For the six		For the
	months ended		year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Value	Shares	Value

Sales:
Class A	586,100	$7,580,991	2,400,074	$30,139,319

Class B	83,130	1,069,346	382,031	4,734,452

Class C	40,571	521,783	363,673	4,492,715

Class Y	313,658	4,074,259	1,001,842	12,647,832

Institutional Class	1,608,251	21,164,501	-0-	-0-

Total Sales	2,631,710	$34,410,880	4,147,620	$52,014,318

Dividend Reinvestment:
Class A	663,063	$8,570,755	1,193,541	$15,007,649

Class B	18,010	231,233	38,977	486,963

Class C	9,733	124,883	18,054	225,428

Class Y	203	2,633	474	5,964

Institutional Class	2	28	-0-	-0-

Total Dividend Reinvestment	691,011	$8,929,532	1,251,046	$15,726,004

Repurchases:
Class A	(4,946,848)	$(63,870,590)	(9,708,481)	$(121,911,425)

Class B	(493,738)	(6,336,513)	(1,132,735)	(14,139,356)

Class C	(164,835)	(2,114,683)	(468,482)	(5,830,749)

Class Y	(2,083,825)	(27,357,885)	(332,228)	(4,147,934)

Institutional Class	-0-	-0-	-0-	-0-

Total Repurchases	(7,689,246)	$(99,679,671)	(11,641,926)	$(146,029,464)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 3.0% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

NOTE 4—Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government securities and money market funds, if any, were $85,669,366 and $25,593,041, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities and excluding short-term investments, were $1,454,560,626 and $1,365,131,953, respectively.

NOTE 5—Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index. The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized.
  Summarized below are the specific types of derivative financial instruments used by the Fund.

A.	Futures Contracts — The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of interest rates. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (variation margin). When entering into futures contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

18        Invesco Van Kampen U.S. Mortgage Fund

  Transactions in futures contracts for the six months ended June 30, 2010 were as follows:

Contracts

Outstanding at December 31, 2009	1,804

Futures Opened	6,300

Futures Closed	(7,387)

Outstanding at June 30, 2010	717

B.	Interest Rate Swap Contracts — The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap contracts. Interest rate swaps are contractual agreements to exchange interest payments calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into swaps on a net basis, i.e., the two payments are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligation under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty of the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. For the six months ended June 30, 2010, the average notional amount of interest rate swap contracts entered into by the Fund was $127,679,000.
Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral, if any is disclosed in the table following the Portfolio of Investments. Cash collateral has been offset against open swap contracts under the provisions of FASB ASC 210-20 (formerly known as FASB Interpretation No. 39) and are included within “Swap Contracts” on the Statement of Assets and Liabilities. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized loss on swap contracts on the Statement of Operations.
C.	Options Contracts — The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may use option contracts to gain exposure to, or hedge against changes in the value of interest rates. An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of “Total Investments” on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.
The Fund may write covered call and put options. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying securities to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. For the six months ended June 30, 2010, there were no transactions in written call or put options.
  The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2010:

	Asset Derivatives			Liability Derivatives
	Balance Sheet			Balance Sheet
Primary Risk Exposure	Location	Fair Value		Location	Fair Value

Interest Rate Contracts	Variation Margin on Futures	$661,063	*	Variation Margin on Futures	$(455,664	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported on the Portfolio of Investments and footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

19        Invesco Van Kampen U.S. Mortgage Fund

The following tables set forth by primary risk exposure the Fund’s realized gains/losses and change in unrealized appreciation/depreciation by type of derivative contract for the six months ended June 30, 2010.

Amount of Realized Gain/Loss on Derivative Contracts
Primary Risk Exposure	Futures	Swaps	Total

Interest Rate Contracts	$4,637,049	$(4,863,018)	$(225,969)

Change in Unrealized Appreciation/Depreciation on Derivative Contracts
Primary Risk Exposure	Futures	Swaps	Total

Interest Rate Contracts	$(1,849,948)	$(38,641)	$(1,888,589)

NOTE 6—Mortgage Backed Securities

The Fund may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies — Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS’s.
  These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities. Mortgage securities are subject to prepayment risk — the risk that, as mortgage interest rates fall, borrowers will refinance and “prepay” principal. A fund holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a fund’s mortgage securities resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.
  To the extent a fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.
  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

NOTE 7—Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

20        Invesco Van Kampen U.S. Mortgage Fund

Calculating your ongoing Fund expenses

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/10 — 6/30/10.

Actual Expense

  The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses
	Account Value	Account Value	Paid During	Account Value	Paid During
Class	(01/01/10)	(06/30/10)	Period*	(06/30/10)	Period*
A	$1,000.00	$1,045.04	$4.72	1,020.18	4.66

B	1,000.00	1,041.36	8.45	1,016.51	8.35

C	1,000.00	1,041.43	8.50	1,016.46	8.40

Y	1,000.00	1,046.94	3.45	1,021.42	3.41

Institutional	1,000.00	1,010.55	0.40	1,022.32	2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.93%, 1.68%, 1.68%, 0.68% and 0.50% for Class A, B, C, Y and Institutional Class Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period), except for Institutional Class Shares “Actual” information which reflects the period from Commencement of Operations through June 30, 2010.
  Assumes all dividends and distributions were reinvested.

21        Invesco Van Kampen U.S. Mortgage Fund

Approval of Investment Advisory and Sub-advisory Agreements with Invesco Advisers, Inc. and its Affiliates

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen U.S. Mortgage Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these

22        Invesco Van Kampen U.S. Mortgage Fund

services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

23        Invesco Van Kampen U.S. Mortgage Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen U.S. Mortgage Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	33,336,399	1,250,619	2,095,666	0

24        Invesco Van Kampen U.S. Mortgage Fund

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This service is provided by Invesco Investment Services, Inc.
Invesco Privacy Policy
You share personal and fi nancial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confi dential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affi liates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confi rmations, fi nancial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confi dentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefi nitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your fi nancial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fi scal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the fi rst and third quarters, the Fund fi les the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC fi le numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
VK-USM-SAR-1           Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT                COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED                PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of June 16, 2010, for Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2010 Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund, Invesco Balanced-Risk Retirement 2050 Fund, Invesco Basic Value Fund, Invesco Conservative Allocation Fund, Invesco Global Equity Fund, Invesco Growth Allocation Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund, Invesco Mid Cap Core Equity Fund, Invesco Moderate Allocation Fund, Invesco Moderate Growth Allocation Fund, Invesco Moderately Conservative Allocation Fund and Invesco Small Cap Growth Fund and as of June 25, 2010 for Invesco Van Kampen Harbor Fund, Invesco Van Kampen Real Estate Securities Fund and Invesco Van Kampen U.S.

Mortgage Fund, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 16, 2010, for Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2010 Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund, Invesco Balanced-Risk Retirement 2050 Fund, Invesco Basic Value Fund, Invesco Conservative Allocation Fund, Invesco Global Equity Fund, Invesco Growth Allocation Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund, Invesco Mid Cap Core Equity Fund, Invesco Moderate Allocation Fund, Invesco Moderate Growth Allocation Fund, Invesco Moderately Conservative Allocation Fund and Invesco Small Cap Growth Fund and as of June 25, 2010 for Invesco Van Kampen Harbor Fund, Invesco Van Kampen Real Estate Securities Fund and Invesco Van Kampen U.S. Mortgage Fund, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:  AIM Growth Series (Invesco Growth Series)
By: /s/ Philip A. Taylor
              Philip A. Taylor
              Principal Executive Officer
Date: September 3, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ Philip A. Taylor
              Philip A. Taylor
              Principal Executive Officer
Date: September 3, 2010
By: /s/ Sheri Morris
              Sheri Morris
              Principal Financial Officer
Date: September 3, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.